                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3290

Name of Fund: BlackRock Variable Series Funds, Inc.
              BlackRock Balanced Capital V.I.
              BlackRock Basic Value V.I.
              BlackRock Bond V.I.
              BlackRock Money Market V.I.
              BlackRock Fundamental Growth V.I.
              BlackRock Global Allocation V.I.
              BlackRock Global Growth V.I.
              BlackRock Government Income V.I.
              BlackRock High Income V.I.
              BlackRock S&P 500 Index V.I.
              BlackRock International Value V.I.
              BlackRock Large Cap Core V.I.
              BlackRock Large Cap Growth V.I.
              BlackRock Large Cap Value V.I.
              BlackRock Utilities & Telecommunications V.I.
              BlackRock Value Opportunities V.I.

              Fund Address: P.O. Box 9011
                            Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive Officer, BlackRock Variable Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                       FACE
                                      AMOUNT                     ASSET-BACKED SECURITIES+                     VALUE
                                  --------------   ----------------------------------------------------   ------------
                                  USD    122,036   ACE Securities Corp. Series 2003-OP1 Class A2,
                                                   5.68% due 12/25/2033 (b)                               $    122,245
                                       2,000,000   ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                   6% due 9/25/2035 (b)                                      1,953,966
                                       5,200,000   ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                   5.52% due 10/25/2035 (b)                                  5,201,323
                                       2,959,287   ACE Securities Corp. Series 2006-NC3 Class A2A,
                                                   5.37% due 12/25/2036 (b)                                  2,959,062
                                       2,772,060   Aegis Asset Backed Securities Trust Series 2006-1
                                                   Class A1, 5.40% due 1/25/2037 (b)                         2,771,650
                                       1,800,000   Ameriquest Mortgage Securities, Inc. Series 2003-7
                                                   Class M1, 6.17% due 8/25/2033 (b)                         1,811,979
                                       1,600,000   Ameriquest Mortgage Securities, Inc. Series 2004-R1
                                                   Class M2, 5.90% due 2/25/2034 (b)                         1,602,668
                                       2,411,770   Asset Backed Funding Certificates Series 2006-OPT3
                                                   Class A3A, 5.38% due 11/25/2036 (b)                       2,411,927
                                       1,591,521   Bear Stearns Asset Backed Securities, Inc.
                                                   Series 2005-4 Class A, 5.65% due 1/25/2036 (b)            1,591,515
                                       5,300,000   Bear Stearns Asset Backed Securities, Inc.
                                                   Series 2005-HE10 Class A2, 5.61% due 8/25/2035 (b)        5,308,587
                                       2,000,000   Bear Stearns Asset Backed Securities, Inc.
                                                   Series 2005-SD1 Class 1A2, 5.62% due 7/25/2027 (b)        2,004,001
                                       3,126,536   Bear Stearns Asset Backed Securities, Inc.
                                                   Series 2006-HE8 Class 1A1, 5.39% due 10/25/2036 (b)       3,126,023
                                         900,000   Capital Auto Receivables Asset Trust Series 2004-2
                                                   Class D, 5.82% due 5/15/2012 (a)                            890,553
                                       3,700,699   Carrington Mortgage Loan Trust Series 2007-RFC1
                                                   Class A1, 5.37% due 12/25/2036 (b)                        3,703,298
                                       4,675,000   Citibank Credit Card Issuance Trust Series 2003-A8
                                                   Class A8, 3.50% due 8/16/2010                             4,577,227
                                         502,999   Countrywide Asset Backed Certificates Series 2003-2
                                                   Class M1, 6.02% due 6/26/2033 (b)                           503,849
                                         171,868   Countrywide Asset Backed Certificates Series
                                                   2003-BC3 Class A2, 5.94% due 9/25/2033 (b)                  171,908
                                         544,097   Countrywide Asset Backed Certificates Series 2004-5
                                                   Class A, 5.77% due 10/25/2034 (b)                           547,626
                                       1,600,000   Countrywide Asset Backed Certificates Series 2004-5
                                                   Class M2, 5.99% due 7/25/2034 (b)                         1,606,222
                                       1,750,000   Countrywide Asset Backed Certificates Series 2004-13
                                                   Class AF4, 4.583% due 1/25/2033 (b)                       1,726,268
                                       1,750,000   Countrywide Asset Backed Certificates Series 2004-13
                                                   Class MF1, 5.071% due 12/25/2034 (b)                      1,712,886
                                       3,681,295   Countrywide Asset Backed Certificates Series 2006-20
                                                   Class 2A1, 5.37% due 4/25/2037 (b)                        3,696,788
                                       2,549,870   Countrywide Asset Backed Certificates Series 2006-22
                                                   Class 2A1, 5.37% due 5/25/2037 (b)                        2,550,500
                                       3,633,942   Countrywide Asset Backed Certificates Series 2007-1
                                                   Class 2A1, 5.37% due 7/25/2037 (b)                        3,638,249
                                       3,325,000   Daimler Chrysler Auto Trust Series 2006-D
                                                   Class A3, 4.98% due 2/08/2011                             3,325,150
                                       2,800,000   Equifirst Mortgage Loan Trust Series 2004-2
                                                   Class M1, 5.87% due 7/25/2034 (b)                         2,804,704
                                         704,222   First Franklin Mortgage Loan Asset Backed
                                                   Certificates Series 2004-FF10
                                                   Class A2, 5.72% due 12/25/2032 (b)                          705,070

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                       FACE
                                      AMOUNT                     ASSET-BACKED SECURITIES+                     VALUE
                                  --------------   ----------------------------------------------------   ------------
                                  USD  3,633,922   First Franklin Mortgage Loan Asset Backed
                                                   Certificates Series 2005-FF10
                                                   Class A6, 5.67% due 11/25/2035 (b)                     $  3,633,903
                                       2,655,478   Fremont Home Loan Trust Series 2005-E
                                                   Class 2A2, 5.49% due 1/25/2036 (b)                        2,656,018
                                       2,850,000   GE Dealer Floorplan Master Note Trust Series 2004-2
                                                   Class B, 5.61% due 7/20/2009 (b)                          2,851,395
                                         669,177   Home Equity Asset Trust Series 2005-1
                                                   Class A2, 5.60% due 5/25/2035 (b)                           670,010
                                         622,971   Home Equity Asset Trust Series 2005-3
                                                   Class 1A2, 5.57% due 8/25/2035 (b)                          623,026
                                       3,500,000   Honda Auto Receivables Owner Trust Series 2006-3
                                                   Class A3, 5.12% due 10/15/2010                            3,502,013
                                       3,147,471   Indymac Residential Asset Backed Trust Series 2006-E
                                                   Class 2A1, 5.38% due 4/25/2037 (b)                        3,149,246
                                       1,125,387   Irwin Home Equity Series 2005-C Class 1A1,
                                                   5.58% due 4/25/2030 (b)                                   1,125,669
                                       3,837,174   Ixis Real Estate Capital Trust Series 2007-HE1
                                                   Class A1, 5.38% due 5/25/2037 (b)                         3,836,948
                                       2,148,624   JPMorgan Mortgage Acquisition Corp. Series 2006-HE3
                                                   Class A2, 5.39% due 11/25/2036 (b)                        2,148,465
                                       4,600,000   MBNA Credit Card Master Note Trust Series 2005-A7
                                                   Class A7, 4.30% due 2/15/2011                             4,553,917
                                         875,563   Morgan Stanley ABS Capital I, Inc. Series 2005-HE1
                                                   Class A2MZ, 5.62% due 12/25/2034 (b)                        876,121
                                         279,244   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                   Class A1MZ, 5.57% due 3/25/2035 (b)                         279,269
                                         289,343   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                   Class A2MZ, 5.57% due 3/25/2035 (b)                         289,370
                                       2,619,678   Morgan Stanley ABS Capital I, Inc. Series 2006-HE8
                                                   Class A2A, 5.37% due 10/25/2035 (b)                       2,621,126
                                       3,118,142   Morgan Stanley ABS Capital I, Inc. Series 2007-NC1
                                                   Class A2A, 5.37% due 11/25/2036 (b)                       3,119,983
                                       2,075,396   Nationstar Home Equity Loan Trust Series 2006-B
                                                   Class AV1, 6.02% due 9/25/2036 (b)                        2,075,391
                                       1,641,641   New Century Home Equity Loan Trust Series 2005-2
                                                   Class A2MZ, 5.58% due 6/25/2035 (b)                       1,632,939
                                       1,831,210   New Century Home Equity Loan Trust Series 2005-3
                                                   Class A2B, 5.50% due 7/25/2035 (b)                        1,831,052
                                         550,663   Option One Mortgage Loan Trust Series 2003-4
                                                   Class A2, 5.64% due 7/25/2033 (b)                           551,500
                                         455,123   Park Place Securities, Inc. Series 2005-WCH1
                                                   Class A1B, 5.62% due 1/25/2035 (b)                          455,351
                                         377,190   Park Place Securities, Inc. Series 2005-WCH1
                                                   Class A3D, 5.66% due 1/25/2035 (b)                          377,379
                                         750,000   Popular ABS Mortgage Pass-Through Trust Series
                                                   2005-1 Class M2, 5.51% due 5/25/2035                        736,881
                                       3,107,597   RAAC Series 2005-SP2 Class 2A,
                                                   5.62% due 6/25/2044 (b)                                   3,106,961
                                         954,612   Residential Asset Mortgage Products, Inc.
                                                   Series 2004-RS11 Class A2, 5.59% due 12/25/2033 (b)         957,586
                                       1,795,592   Residential Asset Mortgage Products, Inc.
                                                   Series 2005-RS3 Class AI2, 5.49% due 3/25/2035 (b)        1,798,339
                                       2,760,732   Residential Asset Mortgage Products, Inc.
                                                   Series 2006-EFC2 Class A1, 5.38% due 12/25/2036 (b)       2,760,725

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                       FACE
                                      AMOUNT                     ASSET-BACKED SECURITIES+                     VALUE
                                  --------------   ----------------------------------------------------   ------------
                                  USD    512,279   Residential Asset Securities Corp. Series 2003-KS5
                                                   Class AIIB, 5.90% due 7/25/2033 (b)                    $    512,384
                                       3,040,005   SLM Student Loan Trust Series 2002-1
                                                   Class A2, 5.47% due 4/25/2017 (b)                         3,047,453
                                       4,500,000   Soundview Home Equity Loan Trust Series 2005-OPT3
                                                   Class A4, 5.62% due 11/25/2035 (b)                        4,504,404
                                       3,250,000   Structured Asset Investment Loan Trust
                                                   Series 2003-BC6 Class M1, 6.07% due 7/25/2033 (b)         3,255,948
                                       2,600,000   Structured Asset Investment Loan Trust
                                                   Series 2003-BC7 Class M1, 6.07% due 7/25/2033 (b)         2,605,334
                                       1,090,000   Structured Asset Investment Loan Trust Series 2004-8
                                                   Class M4, 6.32% due 9/25/2034 (b)                         1,093,045
                                         886,027   Structured Asset Securities Corp. Series 2004-23XS
                                                   Class 2A1, 5.62% due 1/25/2035 (b)                          889,113
                                       2,850,000   USAA Auto Owner Trust Series 2005-3 Class A4,
                                                   4.63% due 5/15/2012                                       2,828,340
                                       3,050,000   USAA Auto Owner Trust Series 2006-4 Class A3,
                                                   5.01% due 6/15/2011                                       3,051,846
                                       2,825,000   USAA Auto Owner Trust Series 2006-4 Class A4,
                                                   4.98% due 10/15/2012                                      2,826,464
                                         128,146   Wells Fargo Home Equity Trust Series 2004-2
                                                   Class A32, 5.66% due 2/25/2032 (b)                          128,153
                                          46,022   Whole Auto Loan Trust Series 2004-1 Class D,
                                                   5.60% due 3/15/2011                                          45,993
                                                                                                          ------------
                                                   TOTAL ASSET-BACKED SECURITIES
                                                   (COST - $140,080,841) - 33.3%                           140,034,304
                                                                                                          ------------
                                                            U.S. GOVERNMENT & AGENCY OBLIGATIONS

                                       4,840,000   Fannie Mae, 7.125% due 1/15/2030                          6,008,952
                                         900,000   U.S. Treasury Bonds, 4.50% due 2/15/2036                    848,531
                                                   U.S. Treasury Inflation Indexed Bonds:
                                       3,879,696      3.875% due 1/15/2009 (c)                               4,021,394
                                       3,390,666      3.50% due 1/15/2011                                    3,579,933
                                       7,154,123      1.625% due 1/15/2015                                   6,867,957
                                       1,325,532      2% due 1/15/2026                                       1,259,774
                                       1,219,289      2.375% due 1/15/2027                                   1,229,338
                                                                                                          ------------
                                                   TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                   (COST - $22,508,911) - 5.7%                              23,815,879
                                                                                                          ------------
                                                   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+ -
                                                            COLLATERALIZED MORTGAGE OBLIGATIONS

                                                   Fannie Mae Trust Series:
                                      10,755,232      360 Class 2, 5% due 8/01/2035 (h)                      2,524,754
                                       4,907,521      378 Class 4, 5% due 7/01/2036 (h)                      1,173,618
                                       3,246,390      2003-9 Class DA, 4.50% due 12/25/2016                  3,196,799
                                       2,730,000      2003-87 Class TJ, 4.50% due 9/25/2018                  2,602,270
                                       1,157,403      2005-47 Class PA, 5.50% due 9/25/2024                  1,156,577
                                       4,951,898      2005-69 Class LE, 5.50% due 11/25/2033                 4,975,669
                                                   Freddie Mac Multiclass Certificates Series:
                                       1,369,991      3068 Class VA, 5.50% due 10/15/2016                    1,378,556
                                       3,944,237      3087 Class VA, 5.50% due 3/15/2015                     3,967,252
                                       2,355,929      3137 Class XP, 6% due 4/15/2036                        2,412,899
                                       1,237,229      3138 Class PA, 5.50% due 2/15/2027                     1,241,242
                                                                                                          ------------
                                                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES - COLLATERALIZED MORTGAGE OBLIGATIONS
                                                   (COST - $24,630,525) - 5.9%                              24,629,636
                                                                                                          ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                       FACE
                                      AMOUNT        U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+        VALUE
                                  --------------   ----------------------------------------------------   ------------
                                                   Fannie Mae Guaranteed Pass-Through Certificates:
                                  USD  3,000,000      4.00% due 4/01/2022 (i)                             $  2,832,186
                                       9,000,000      4.50% due 4/15/2022 (i)                                8,710,308
                                      44,044,876      5.00% due 4/15/2022 - 4/15/2037 (i)                   42,901,366
                                      45,368,078      5.50% due 4/15/2022 - 4/15/2037 (i)                   45,325,875
                                      21,271,991      6.00% due 2/01/2017 - 4/15/2037 (i)                   21,616,280
                                       3,436,973      6.50% due 5/01/2032 - 5/15/2037 (i)                    3,515,959
                                                   Freddie Mac Mortgage Participation Certificates:
                                       9,406,255      5.00% due 12/01/2035 - 11/01/2036                      9,093,049
                                      13,044,540      5.50% due 10/01/2034 - 5/15/2037 (i)                  12,900,700
                                       8,536,587      6.00% due 5/01/2035 - 5/15/2037 (i)                    8,602,212
                                       3,003,062      6.016% due 11/01/2036 (b)                              3,042,652
                                          22,303      6.04% due 12/01/2036 (b)                                  22,609
                                         630,077      7.00% due 10/01/2031 - 9/01/2032                         654,502
                                         187,796      7.50% due 5/01/2032                                      195,928
                                         750,229   Ginnie Mae MBS Certificates, 6.50% due 4/15/2032 -
                                                   9/15/2034                                                   770,082
                                                                                                          ------------
                                                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES (COST - $160,471,746) - 38.1%                160,183,708
                                                                                                          ------------
                                                     NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+

COLLATERALIZED MORTGAGE                2,140,517   Countrywide Alternative Loan Trust Series 2006-OC10
OBLIGATIONS - 3.7%                                 Class 2A1, 5.41% due 11/25/2036 (b)                       2,139,757
                                       1,069,096   Impac Secured Assets CMN Owner Trust Series 2004-3
                                                   Class 1A4, 5.72% due 11/25/2034 (b)                       1,071,210
                                       2,200,000   Impac Secured Assets CMN Owner Trust Series 2004-3
                                                   Class M1, 5.92% due 11/25/2034 (b)                        2,205,993
                                       3,316,133   JPMorgan Mortgage Trust Series 2005-A2
                                                   Class 4A1, 5.21% due 4/25/2035 (b)                        3,265,923
                                         999,740   RMAC Plc Series 2003-NS2A
                                                   Class A2C, 5.74% due 9/12/2035 (b)                        1,000,052
                                       3,747,913   Residential Accredit Loans, Inc. Series 2005-QS12
                                                   Class A8, 5.65% due 8/25/2035 (b)                         3,744,577
                                         686,924   Structured Asset Securities Corp. Series 2005-GEL2
                                                   Class A, 5.60% due 4/25/2035 (b)                            686,543
                                       1,687,466   Structured Asset Securities Corp. Series 2005-OPT1
                                                   Class A4M, 5.67% due 11/25/2035 (b)                       1,686,910
                                                                                                          ------------
                                                                                                            15,800,965
                                                                                                          ------------
COMMERCIAL MORTGAGE-BACKED             2,800,000   Banc of America Commercial Mortgage, Inc.
SECURITIES - 16.4%                                 Series 2003-2 Class A3, 4.873% due 3/11/2041              2,766,847
                                       3,280,000   Bear Stearns Commercial Mortgage Securities
                                                   Series 1998-C1 Class A2, 6.44% due 6/16/2030              3,311,669
                                       2,800,000   Bear Stearns Commercial Mortgage Securities
                                                   Series 2005-PWR8 Class A4, 4.674% due 6/11/2041           2,683,682
                                       2,406,373   CS First Boston Mortgage Securities Corp.
                                                   Series 2002-CP5 Class A1, 4.106% due 12/15/2035           2,355,349
                                       2,360,000   CWCapital Cobalt Series 2006-C1 Class A4,
                                                   5.223% due 8/15/2048                                      2,339,166
                                       3,010,573   Capco America Securitization Corp. Series 1998-D7
                                                   Class A1B, 6.26% due 10/15/2030                           3,042,499
                                       2,499,193   Chase Commercial Mortgage Securities Corp.
                                                    Series 1999-2 Class A2, 7.198% due 1/15/2032             2,605,974
                                       2,506,613   DLJ Commercial Mortgage Corp. Series 1998-CG1
                                                   Class A1B, 6.41% due 6/10/2031                            2,526,108

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                       FACE
                                      AMOUNT         NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+        VALUE
                                  --------------   ----------------------------------------------------   ------------
                                  USD  2,503,706   First Union-Lehman Brothers-Bank of America
                                                   Series 1998-C2 Class A2, 6.56% due 11/18/2035          $  2,523,809
                                       2,770,000   First Union National Bank Commercial Mortgage
                                                   Series 1999-C4 Class E, 8.15% due 12/15/2031 (a)(b)       2,955,473
                                       3,275,000   First Union National Bank Commercial Mortgage
                                                   Series 2001-C2 Class B, 6.819% due 1/12/2043              3,464,362
                                       2,850,000   GS Mortgage Securities Corp. II Series 2006-GG6
                                                   Class A2, 5.506% due 4/10/2038 (b)                        2,885,429
                                       4,180,000   Greenwich Capital Commercial Funding Corp.
                                                   Series 2004-GG1 Class A4, 4.755% due 6/10/2036            4,140,686
                                       2,720,000   Greenwich Capital Commercial Funding Corp.
                                                   Series 2004-GG1 Class A5, 4.883% due 6/10/2036            2,698,071
                                       2,735,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2001-CIB2 Class A3, 6.429% due 4/15/2035           2,860,608
                                       2,300,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2006-CB17 Class A4, 5.429% due 12/12/2043          2,305,843
                                       2,660,000   LB-UBS Commercial Mortgage Trust Series 2000-C3
                                                   Class A2, 7.95% due 5/15/2025                             2,835,986
                                       2,950,000   LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                   Class A5, 4.739% due 7/15/2030                            2,839,143
                                       2,300,000   Morgan Stanley Capital I Series 2006-IQ12
                                                   Class A4, 5.332% due 12/15/2043 (b)                       2,288,893
                                       2,556,745   Morgan Stanley Dean Witter Capital I
                                                   Series 2000-LIFE Class A2, 7.57% due 11/15/2036           2,685,425
                                       2,600,000   Mortgage Capital Funding, Inc. Series 1998-MC1
                                                   Class E, 7.06% due 3/18/2030                              2,625,785
                                       2,780,000   Mortgage Capital Funding, Inc. Series 1998-MC2
                                                   Class B, 6.549% due 6/18/2030                             2,809,288
                                       2,425,000   Salomon Brothers Mortgage Securities VII
                                                   Series 2000-C1 Class A2, 7.52% due 12/18/2009             2,545,655
                                       2,480,000   Wachovia Bank Commercial Mortgage Trust
                                                   Series 2005-C20 Class A6A, 5.11% due 7/15/2042 (b)        2,467,391
                                       2,250,000   Wachovia Bank Commercial Mortgage Trust
                                                   Series 2006-C28 Class A4, 5.572% due 10/15/2048           2,280,372
                                                                                                          ------------
                                                                                                            68,843,513
                                                                                                          ------------
                                                   TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES (COST - $84,908,058) - 20.1%                  84,644,478
                                                                                                          ------------

INDUSTRY                                                              CORPORATE BONDS

AEROSPACE &                              640,000   Honeywell International, Inc., 5.70% due 3/15/2036          623,176
DEFENSE - 0.3%                           640,000   Raytheon Co., 8.30% due 3/01/2010                           697,568
                                                                                                          ------------
                                                                                                             1,320,744
                                                                                                          ------------
AIRLINES - 0.5%                          511,904   American Airlines, Inc. Series 2003-1,
                                                   3.857% due 1/09/2012 (g)                                    494,294
                                         600,000   Continental Airlines, Inc. Series 2002-1,
                                                   6.563% due 8/15/2013                                        636,000
                                         940,000   Southwest Airlines Co., 7.875% due 9/01/2007                948,579
                                                                                                          ------------
                                                                                                             2,078,873
                                                                                                          ------------
BUILDING PRODUCTS - 0.1%                 245,000   Momentive Performance Materials, Inc.,
                                                   10.125% due 12/01/2014 (a)(d)                               254,800
                                                                                                          ------------
COMMERCIAL BANKS - 1.9%                1,250,000   Barclays Bank Plc, 8.55%  (a)(f)                          1,399,737
                                         810,000   Corporacion Andina de Fomento, 6.875% due 3/15/2012         862,353
                                       4,225,000   Eksportfinans A/S, 5.125% due 10/26/2011                  4,258,318
                                 JPY 154,000,000   Kreditanstalt fuer Wiederaufbau,
                                                   0.325% due 8/08/2011 (b)                                  1,306,947
                                                                                                          ------------
                                                                                                             7,827,355
                                                                                                          ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                       FACE
INDUSTRY                              AMOUNT                         CORPORATE BONDS                         VALUE
--------                          --------------   ---------------------------------------------------   -------------
CONSUMER FINANCE - 0.2%           USD    665,000   MBNA America Bank NA, 4.625% due 8/03/2009            $     658,517
                                                                                                         -------------
DIVERSIFIED FINANCIAL
SERVICES - 2.1%                          780,000   Bank of America Corp., 4.875% due 9/15/2012                 770,952
                                       1,910,000   Citigroup, Inc., 5.625% due 8/27/2012                     1,944,598
                                       1,315,000   Citigroup, Inc., 5.50% due 2/15/2017                      1,308,137
                                       4,125,000   General Electric Capital Corp., 5% due 11/15/2011         4,112,835
                                         585,000   JPMorgan Chase & Co., 4.891% due 9/01/2015 (b)              579,770
                                                                                                         -------------
                                                                                                             8,716,292
                                                                                                         -------------
DIVERSIFIED TELECOMMUNICATION            285,000   Deutsche Telekom International Finance BV, 8.25%
SERVICES - 0.7%                                    due 6/15/2030                                               353,017
                                       1,620,000   GTE Corp., 6.84% due 4/15/2018                            1,753,085
                                         705,000   Telecom Italia Capital SA, 6% due 9/30/2034                 638,396
                                                                                                         -------------
                                                                                                             2,744,498
                                                                                                         -------------
ELECTRIC UTILITIES - 0.6%                285,000   Jersey Central Power & Light Co., 6.40% due
                                                   5/15/2036                                                   292,966
                                         575,000   Nevada Power Co., 6.65% due 4/01/2036                       599,212
                                         780,000   Sierra Pacific Power Co., 6% due 5/15/2016                  790,865
                                         740,000   Southern California Edison Co., 5.625% due 2/01/2036        716,771
                                                                                                         -------------
                                                                                                             2,399,814
                                                                                                         -------------
HEALTH CARE EQUIPMENT &
SUPPLIES - 0.1%                          495,000   The Cooper Cos., Inc., 7.125% due 2/15/2015 (a)             502,425
                                                                                                         -------------
HEALTH CARE PROVIDERS &
SERVICES - 0.1%                          540,000   UnitedHealth Group, Inc., 5.80% due 3/15/2036               520,212
                                                                                                         -------------
INDUSTRIAL CONGLOMERATES - 0.2%          800,000   Hutchison Whampoa International (03/33) Ltd., 7.45%
                                                   due 11/24/2033 (a)                                          921,280
                                                                                                         -------------
INSURANCE - 0.7%                         805,000   American International Group, Inc., 6.25% due
                                                   5/01/2036                                                   844,953
                                         470,000   Lincoln National Corp., 7% due 5/17/2066 (b)                492,514
                                         895,000   MetLife, Inc., 6.40% due 12/15/2066                         873,872
                                         830,000   The Travelers Cos., Inc., 6.25% due 3/15/2067 (b)           819,706
                                                                                                         -------------
                                                                                                             3,031,045
                                                                                                         -------------
MEDIA - 1.8%                           1,055,000   Comcast Corp., 6.50% due 1/15/2017                        1,113,448
                                         800,000   Comcast Corp., 6.45% due 3/15/2037                          800,912
                                         660,000   Cox Communications, Inc., 7.125% due 10/01/2012             711,535
                                         220,000   Idearc, Inc., 8% due 11/15/2016 (a)                         226,325
                                         330,000   News America Holdings, 9.25% due 2/01/2013                  391,465
                                         890,000   News America, Inc., 6.40% due 12/15/2035                    885,261
                                         555,000   News America, Inc., 6.75% due 1/09/2038                     586,442
                                       1,790,000   Time Warner Companies, Inc., 9.125% due 1/15/2013         2,097,678
                                         885,000   Time Warner, Inc., 5.875% due 11/15/2016                    892,368
                                                                                                         -------------
                                                                                                             7,705,434
                                                                                                         -------------
MULTI-UTILITIES - 0.1%                   365,000   Xcel Energy, Inc., 6.50% due 7/01/2036                      383,679
                                                                                                         -------------
OFFICE ELECTRONICS - 0.2%                915,000   Xerox Corp., 6.40% due 3/15/2016                            941,100
                                                                                                         -------------
OIL, GAS &                             1,375,000   Anadarko Petroleum Corp., 6.45% due 9/15/2036             1,360,627
CONSUMABLE FUELS -                       695,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)             691,599
1.7%                                     990,000   Northwest Pipeline Corp., 7% due 6/15/2016                1,060,538
                                       3,350,000   Pemex Project Funding Master Trust, 6.655% due
                                                   6/15/2010 (a)(b)                                          3,435,425
                                         530,000   Sabine Pass LNG LP, 7.50% due 11/30/2016 (a)                533,975
                                         135,000   Tennessee Gas Pipeline Co., 7% due 10/15/2028               144,540
                                                                                                         -------------
                                                                                                             7,226,704
                                                                                                         -------------
PHARMACEUTICALS - 0.3%                   675,000   Bristol-Myers Squibb Co., 5.875% due 11/15/2036             661,500
                                         790,000   Wyeth, 6% due 2/15/2036                                     785,638
                                                                                                         -------------
                                                                                                             1,447,138
                                                                                                         -------------
REAL ESTATE INVESTMENT TRUSTS
(REITS) - 0.2%                           775,000   Nationwide Health Properties, Inc., 6.59% due
                                                   7/07/2038                                                   789,434
                                                                                                         -------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                       FACE
INDUSTRY                              AMOUNT                         CORPORATE BONDS                         VALUE
--------                          --------------   ---------------------------------------------------   -------------
SEMICONDUCTORS &                  USD    460,000   Freescale Semiconductor, Inc., 9.125% due
SEMICONDUCTOR                                      12/15/2014 (a)(d)                                     $     456,550
EQUIPMENT - 0.9%                          60,000   Freescale Semiconductor, Inc., 9.23% due 12/15/2014
                                                   (a)(b)                                                       59,850
                                       3,250,000   International Rectifier Corp., 4.25% due 7/15/2007
                                                   (e)                                                       3,229,687
                                                                                                         -------------
                                                                                                             3,746,087
                                                                                                         -------------
WIRELESS TELECOMMUNICATION               365,000   Sprint Capital Corp., 8.75% due 3/15/2032                   430,524
SERVICES - 0.1%
                                                                                                         -------------
                                                   TOTAL CORPORATE BONDS
                                                   (COST - $53,445,735) - 12.8%                             53,645,955
                                                                                                         -------------
                                                              FOREIGN GOVERNMENT OBLIGATIONS

                                       1,065,000   Argentina Bonos, 5.475% due 8/03/2012 (b)(g)              1,011,294
                                  JPY125,700,000   Finland Government International Bond, 0.30% due
                                                   10/18/2007                                                1,063,818
                                  USD    596,000   Mexico Government International Bond, 6.375% due
                                                   1/16/2013                                                   628,482
                                         565,000   Mexico Government International Bond, 5.875% due
                                                   1/15/2014                                                   581,950
                                                   TOTAL FOREIGN GOVERNMENT OBLIGATIONS                  -------------
                                                   (COST - $3,228,832) - 0.8%                                3,285,544
                                                                                                         -------------

                                                                   PREFERRED SECURITIES

                                                                      CAPITAL TRUSTS

COMMERCIAL                               665,000   BAC Capital Trust VI, 5.625% due 3/08/2035                  617,819
BANKS - 0.1%
                                                                                                         -------------
OIL, GAS & CONSUMABLE FUELS -            560,000   Pemex Project Funding Master Trust, 7.375% due
0.2%                                               12/15/2014                                                  618,520
                                                                                                         -------------
                                                   TOTAL CAPITAL TRUSTS
                                                   (COST - $1,244,678) - 0.3%                                1,236,339
                                                                                                         -------------

                                        SHARES
                                         HELD                        PREFERRED STOCKS
                                     -----------   ---------------------------------------------------
THRIFTS & MORTGAGE FINANCE -              38,800   Fannie Mae Series O, 7% (b)                               2,037,000
0.5%
                                                                                                         -------------
                                                   TOTAL PREFERRED STOCKS
                                                   (COST - $2,158,250) - 0.5%                                2,037,000
                                                                                                         -------------

                                    FACE AMOUNT                      TRUST PREFERRED
                                   -------------   ---------------------------------------------------
Commercial                         USD   550,000   SunTrust Capital VIII, 6.10% due 12/01/2066 (b)             515,205
Banks - 0.1%
                                                                                                         -------------
                                                   TOTAL TRUST PREFERRED
                                                   (COST - $541,101) - 0.1%                                    515,205
                                                                                                         -------------
                                                   TOTAL PREFERRED SECURITIES
                                                   (COST - $3,944,029) - 0.9%                                3,788,544
                                                                                                         -------------
                                                                  SHORT-TERM SECURITIES

U.S. GOVERNMENT AGENCY                38,800,000   Federal Home Loan Bank System, 4.97% due 4/02/2007       38,800,000
OBLIGATIONS** - 9.2%
                                                                                                         -------------
                                                   TOTAL SHORT-TERM SECURITIES
                                                   (COST - $38,800,000) - 9.2%                              38,800,000
                                                                                                         -------------

                                      NUMBER OF
                                      CONTRACTS                     OPTIONS PURCHASED
                                     -----------   ---------------------------------------------------
PUT OPTIONS - 0.0%                           150   10-Year U.S. Treasury Bonds, expiring May 2007@ USD
                                                   105                                                           4,687
                                                                                                         -------------
                                                   TOTAL OPTIONS PURCHASED
                                                   (PREMIUMS PAID - $56,748) - 0.0%                              4,687
                                                                                                         -------------
                                                   TOTAL INVESTMENTS  (COST - $532,075,425*) - 126.8%      532,832,735
                                                   LIABILITIES IN EXCESS OF OTHER ASSETS - (26.8%)        (112,613,251)
                                                                                                         -------------
                                                   NET ASSETS - 100.0%                                   $ 420,219,484
                                                                                                         =============

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $533,192,108
                                ============
Gross unrealized appreciation   $  2,454,267
Gross unrealized depreciation     (2,813,640)
                                ------------
Net unrealized depreciation     $   (359,373)
                                ============

** Certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

+ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)  Floating rate security.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(e)  Convertible security.

(f)  The security is a perpetual bond and has no stated maturity date.

(g)  Subject to principal paydowns.

(h) Represents the interest only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(i) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing and/or selling securities for which all specific information is not available at this time.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Financial futures contracts purchased as of March 31, 2007 were as follows:

NUMBER OF                                EXPIRATION       FACE       UNREALIZED
CONTRACTS              ISSUE                DATE         VALUE      DEPRECIATION
---------   --------------------------   ----------   -----------   ------------
37          EuroDollar futures           June 2007    $ 5,741,107    $ (61,042)
203         3-Year Australian Bond       June 2007    $16,449,056      (86,450)
93          30-Year U.S. Treasury Bond   June 2007    $10,520,649     (174,399)
                                                                     ---------
TOTAL UNREALIZED DEPRECIATION                                        $(321,891)
                                                                     =========

-    Financial futures contracts sold as of March 31, 2007 were as follows:


                                                                          UNREALIZED
NUMBER OF                                  EXPIRATION         FACE       APPRECIATION
CONTRACTS              ISSUE                  DATE            VALUE      (DEPRECIATION)
---------   --------------------------   --------------   ------------   -------------
127         EuroDollar Futures           September 2007   $ 30,212,886     $ 74,198
89          2-Year U.S. Treasury Note    June 2007        $ 18,213,397      (21,868)
304         5-Year U.S. Treasury Bond    June 2007        $ 32,153,415       (8,835)
142         10-Year U.S. Treasury Bond   June 2007        $ 15,375,736       21,986
                                                                           --------
TOTAL UNREALIZED APPRECIATION - NET                                        $ 65,481
                                                                           ========

-    Swap contracts outstanding as of March 31, 2007 were as follows:

                                                            UNREALIZED
                                            NOTIONAL       APPRECIATION
                                             AMOUNT       (DEPRECIATION)
                                         --------------   --------------
Receive (pay) a variable return based
on the change in the since inception
return of the Lehman Brothers MBS
Fixed Rate Index and pay a floating
rate based on 1-month LIBOR minus 0.06%

Broker, UBS Warburg
Expires June 2007                        $   79,750,000               --

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                            UNREALIZED
                                                              NOTIONAL     APPRECIATION
                                                               AMOUNT     (DEPRECIATION)
                                                            -----------   --------------
Sold credit default protection on Comcast Cable
Communications, Inc. and receive 1.15%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2008                                      $ 1,980,000      $ 31,756

Receive a fixed rate of 3.401% and pay 3.875% on Treasury
Inflation Protected Securities (TIPS) adjusted principal
Broker, JPMorgan Chase
Expires January 2009                                        $ 4,062,000       (53,315)

Receive a fixed rate of 5.2725% and pay a floating rate
based on 3-month LIBOR
Broker, Citibank, N.A.
Expires October 2009                                        $14,000,000        98,879

Bought credit default protection on Sara Lee Corp.
and pay 0.57%
Broker, Lehman Brothers Special Finance
Expires December 2010                                       $ 1,395,000       (17,408)

Bought credit default protection on RadioShack Corp.
and pay 1.16%
Broker, UBS Warburg
Expires December 2010                                       $ 1,355,000       (14,446)

Bought credit default protection on Limited Brands, Inc.
and pay 1.065%
Broker, UBS Warburg
Expires December 2010                                       $ 1,355,000       (34,074)

Receive a fixed rate of 4.17% and pay 3.50% on Treasury
Inflation Protected Securities (TIPS) adjusted principal
Broker, Morgan Stanley Capital Services Inc.
Expires January 2011                                        $ 3,500,000      (157,720)

Bought credit default protection on Sara Lee Corp.
and pay 0.604%
Broker, JPMorgan Chase
Expires March 2011                                          $ 1,225,000       (16,899)

Bought credit default protection on Limited Brands, Inc.
and pay 0.73%
Broker, Lehman Brothers Special Finance
Expires March 2011                                          $ 1,225,000       (15,785)

Bought credit default protection on Computer Sciences
Corp. and pay 0.88%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2011                                           $ 1,185,000       (25,809)

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                            UNREALIZED
                                                              NOTIONAL     APPRECIATION
                                                               AMOUNT     (DEPRECIATION)
                                                            -----------   --------------
Receive a fixed rate of 5.035% and pay a floating rate
based on 3-month LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires November 2011                                       $13,000,000      $ 26,490

Bought credit default protection on Eastman Chemical Co.
and pay 0.68%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2013                                      $ 1,170,000        (7,524)

Pay a fixed rate of 5.071% and receive a floating rate
based on 3-month LIBOR
Broker, UBS Warburg
Expires March 2017                                          $10,000,000        80,119

Receive a fixed rate of 5.10% and pay a floating rate
based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires March 2017                                          $11,800,000       (68,097)

Receive a fixed rate of 5.411% and pay a floating rate
based on 3-month LIBOR
Broker, JPMorgan Chase
Expires August 2022                                         $ 9,930,000        96,080
                                                                             --------
TOTAL                                                                        $(77,753)
                                                                             ========

-    Currency Abbreviations:

     JPY   Japanese Yen

     USD   U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                  SHARES
INDUSTRY                                           HELD       COMMON STOCKS                                               VALUE
--------                                       ------------   -------------                                            -----------
AEROSPACE & DEFENSE - 2.8%                           12,300   Honeywell International, Inc.                            $   566,538
                                                      8,000   Raytheon Co.                                                 419,680
                                                     12,200   United Technologies Corp.                                    793,000
                                                                                                                       -----------
                                                                                                                         1,779,218
                                                                                                                       -----------
AUTOMOBILES - 0.9%                                    9,500   Harley-Davidson, Inc.                                        558,125
                                                                                                                       -----------
BEVERAGES - 1.0%                                     10,800   Anheuser-Busch Cos., Inc.                                    544,968
                                                      5,500   Coca-Cola Enterprises, Inc.                                  111,375
                                                                                                                       -----------
                                                                                                                           656,343
                                                                                                                       -----------
BUILDING PRODUCTS - 1.0%                             24,500   Masco Corp.                                                  671,300
                                                                                                                       -----------
CAPITAL MARKETS - 4.0%                                7,000   Legg Mason, Inc.                                             659,470
                                                     22,000   Mellon Financial Corp.                                       949,080
                                                     12,200   Morgan Stanley                                               960,872
                                                                                                                       -----------
                                                                                                                         2,569,422
                                                                                                                       -----------
CHEMICALS - 1.4%                                     17,700   E.I. du Pont de Nemours & Co.                                874,911
                                                                                                                       -----------
COMMERCIAL BANKS - 1.3%                              24,500   Wells Fargo & Co.                                            843,535
                                                                                                                       -----------
COMMUNICATIONS EQUIPMENT - 2.8%                      37,500   Cisco Systems, Inc. (h)                                      957,375
                                                     23,500   Juniper Networks, Inc. (h)                                   462,480
                                                     22,000   Motorola, Inc.                                               388,740
                                                                                                                       -----------
                                                                                                                         1,808,595
                                                                                                                       -----------
COMPUTERS & PERIPHERALS - 3.4%                       20,100   Hewlett-Packard Co.                                          806,814
                                                      9,300   International Business Machines Corp.                        876,618
                                                     82,000   Sun Microsystems, Inc. (h)                                   492,820
                                                                                                                       -----------
                                                                                                                         2,176,252
                                                                                                                       -----------
DIVERSIFIED FINANCIAL SERVICES - 2.8%                19,100   Citigroup, Inc.                                              980,594
                                                     17,600   JPMorgan Chase & Co.                                         851,488
                                                                                                                       -----------
                                                                                                                         1,832,082
                                                                                                                       -----------
DIVERSIFIED TELECOMMUNICATION                        16,700   AT&T Inc.                                                    658,481
SERVICES - 2.2%                                      19,600   Verizon Communications, Inc.                                 743,232
                                                                                                                       -----------
                                                                                                                         1,401,713
                                                                                                                       -----------
ENERGY EQUIPMENT & SERVICES - 2.4%                    8,800   GlobalSantaFe Corp.                                          542,784
                                                      5,400   Schlumberger Ltd.                                            373,140
                                                     13,700   Weatherford International Ltd. (h)                           617,870
                                                                                                                       -----------
                                                                                                                         1,533,794
                                                                                                                       -----------
FOOD PRODUCTS - 4.5%                                 14,000   Cadbury Schweppes Plc (a)                                    719,180
                                                      7,300   General Mills, Inc.                                          425,006
                                                      2,700   Nestle SA Registered Shares                                1,051,537
                                                     24,000   Unilever NV (a)                                              701,280
                                                                                                                       -----------
                                                                                                                         2,897,003
                                                                                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%              21,000   Baxter International, Inc.                                 1,106,070
                                                                                                                       -----------
HEALTH CARE PROVIDERS & SERVICES - 0.6%               7,800   AmerisourceBergen Corp.                                      411,450
                                                                                                                       -----------
HOTELS, RESTAURANTS & LEISURE - 1.5%                 22,000   McDonald's Corp.                                             991,100
                                                                                                                       -----------
HOUSEHOLD DURABLES - 0.9%                            11,500   Sony Corp. (a)                                               580,635
                                                                                                                       -----------
HOUSEHOLD PRODUCTS - 1.7%                            15,700   Kimberly-Clark Corp.                                       1,075,293
                                                                                                                       -----------
IT SERVICES - 0.9%                                   15,500   Accenture Ltd. Class A                                       597,370
                                                                                                                       -----------
INDUSTRIAL CONGLOMERATES - 4.9%                       7,500   3M Co.                                                       573,225
                                                     29,000   General Electric Co.                                       1,025,440
                                                     10,800   Textron, Inc.                                                969,840
                                                     19,500   Tyco International Ltd.                                      615,225
                                                                                                                       -----------
                                                                                                                         3,183,730
                                                                                                                       -----------
INSURANCE - 5.1%                                     15,500   ACE Ltd.                                                     884,430
                                                     15,200   American International Group, Inc.                         1,021,744
                                                      4,100   Genworth Financial, Inc. Class A                             143,254

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                  SHARES
INDUSTRY                                           HELD       COMMON STOCKS                                               VALUE
--------                                       ------------   -------------                                            -----------
                                                      8,800   Prudential Financial, Inc.                               $   794,288
                                                      9,500   RenaissanceRe Holdings Ltd.                                  476,330
                                                                                                                       -----------
                                                                                                                         3,320,046
                                                                                                                       -----------
INTERNET SOFTWARE & SERVICES - 1.0%                  20,600   Yahoo! Inc. (h)                                              644,574
                                                                                                                       -----------
MACHINERY - 1.0%                                     13,300   Dover Corp.                                                  649,173
                                                                                                                       -----------
MEDIA - 1.7%                                          3,000   CBS Corp. Class B                                             91,770
                                                     25,000   Comcast Corp. Special Class A (h)                            636,750
                                                     10,800   Walt Disney Co.                                              371,844
                                                                                                                       -----------
                                                                                                                         1,100,364
                                                                                                                       -----------
METALS & MINING - 0.9%                               17,100   Alcoa, Inc.                                                  579,690
                                                                                                                       -----------
OIL, GAS & CONSUMABLE FUELS - 4.5%                   10,800   Devon Energy Corp.                                           747,576
                                                      7,300   EnCana Corp.                                                 369,599
                                                      6,900   Exxon Mobil Corp.                                            520,605
                                                     16,700   Murphy Oil Corp.                                             891,780
                                                      5,400   Total SA (a)                                                 376,812
                                                                                                                       -----------
                                                                                                                         2,906,372
                                                                                                                       -----------
PAPER & FOREST PRODUCTS - 1.1%                        8,800   International Paper Co.                                      320,320
                                                     13,700   MeadWestvaco Corp.                                           422,508
                                                                                                                       -----------
                                                                                                                           742,828
                                                                                                                       -----------
PHARMACEUTICALS - 4.4%                               19,500   Bristol-Myers Squibb Co.                                     541,320
                                                      9,000   GlaxoSmithKline Plc (a)                                      497,340
                                                     10,000   Pfizer, Inc.                                                 252,600
                                                     22,000   Schering-Plough Corp.                                        561,220
                                                     20,100   Wyeth                                                      1,005,603
                                                                                                                       -----------
                                                                                                                         2,858,083
                                                                                                                       -----------
SEMICONDUCTORS & SEMICONDUCTOR                       16,500   Applied Materials, Inc.                                      302,280
EQUIPMENT - 1.6%                                     19,600   Intersil Corp. Class A                                       519,204
                                                      8,000   Texas Instruments, Inc.                                      240,800
                                                                                                                       -----------
                                                                                                                         1,062,284
                                                                                                                       -----------
SOFTWARE - 1.3%                                      10,000   Electronic Arts, Inc. (h)                                    503,600
                                                     13,200   Microsoft Corp.                                              367,884
                                                                                                                       -----------
                                                                                                                           871,484
                                                                                                                       -----------
SPECIALTY RETAIL - 1.7%                              26,500   Limited Brands, Inc.                                         690,590
                                                     11,000   Office Depot, Inc. (h)                                       386,540
                                                                                                                       -----------
                                                                                                                         1,077,130
                                                                                                                       -----------
                                                              TOTAL COMMON STOCKS
                                                              (COST - $33,730,637) - 67.0%                              43,359,969
                                                                                                                       -----------

                                                            PREFERRED SECURITIES

                                                   FACE
                                                  AMOUNT      CAPITAL TRUSTS
                                               ------------   --------------
COMMERCIAL BANKS - 0.0%                        USD   30,000   BAC Capital Trust VI, 5.625% due 3/08/2035                    27,872
                                                                                                                       -----------
                                                              TOTAL CAPITAL TRUSTS (COST - $29,772) - 0.0%                  27,872
                                                                                                                       -----------

                                                  SHARES
                                                   HELD       PREFERRED STOCKS
                                               ------------   ----------------
THRIFTS & MORTGAGE FINANCE - 0.2%                     1,900   Fannie Mae Series O, 7%                                       99,750
                                                                                                                       -----------
                                                              TOTAL PREFERRED STOCKS (COST - $105,687) - 0.2%               99,750
                                                                                                                       -----------

                                                   FACE
                                                  AMOUNT      TRUST PREFERRED
                                               ------------   ---------------
COMMERCIAL BANKS - 0.0%                        USD   25,000   SunTrust Capital VIII, 6.10% due 12/01/2066 (c)               23,418
                                                                                                                       -----------
                                                              TOTAL TRUST PREFERRED (COST - $24,595) - 0.0%                 23,418
                                                                                                                       -----------
                                                              TOTAL PREFERRED SECURITIES (COST - $160,054) - 0.2%          151,040
                                                                                                                       -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                         FIXED INCOME SECURITIES

                                                   FACE
INDUSTRY                                          AMOUNT      CORPORATE BONDS                                             VALUE
--------                                       ------------   ---------------                                          -----------
AEROSPACE & DEFENSE - 0.1%                     USD   30,000   Honeywell International, Inc., 5.70% due 3/15/2036       $    29,211
                                                      5,000   Raytheon Co., 8.30% due 3/01/2010                              5,450
                                                                                                                       -----------
                                                                                                                            34,661
                                                                                                                       -----------
AIRLINES - 0.0%                                      21,329   American Airlines, Inc. Series 2003-1, 3.857%
                                                              due 1/09/2012                                                 20,596
                                                                                                                       -----------
BUILDING PRODUCTS - 0.0%                             15,000   Momentive Performance Materials, Inc., 10.125%
                                                              due 12/01/2014 (b)(d)                                         15,600
                                                                                                                       -----------
COMMERCIAL BANKS - 0.6%                              55,000   Barclays Bank Plc, 8.55% (b)(g)                               61,588
                                                     50,000   Corporacion Andina de Fomento, 6.875%
                                                              due 3/15/2012                                                 53,232
                                                    200,000   Eksportfinans A/S, 5.125% due 10/26/2011                     201,577
                                               JPY9,000,000   Kreditanstalt fuer Wiederaufbau, 0.325%
                                                              due 8/08/2011 (c)                                             76,380
                                                                                                                       -----------
                                                                                                                           392,777
                                                                                                                       -----------
CONSUMER FINANCE - 0.3%                        USD  165,000   HSBC Finance Corp., 6.50% due 11/15/2008                     168,231
                                                     30,000   MBNA Corp., 4.625% due 9/15/2008                              29,771
                                                                                                                       -----------
                                                                                                                           198,002
                                                                                                                       -----------
DIVERSIFIED FINANCIAL SERVICES - 0.7%                65,000   Bank of America Corp., 4.875% due 9/15/2012                   64,246
                                                     90,000   Citigroup, Inc., 5.625% due 8/27/2012                         91,630
                                                     65,000   Citigroup, Inc., 5.50% due 2/15/2017                          64,661
                                                    205,000   General Electric Capital Corp., 5% due 11/15/2011            204,396
                                                     25,000   JPMorgan Chase & Co., 4.891% due 9/01/2015 (b)(c)             24,777
                                                                                                                       -----------
                                                                                                                           449,710
                                                                                                                       -----------
DIVERSIFIED TELECOMMUNICATION                        15,000   Deutsche Telekom International Finance BV, 8.25%
SERVICES - 0.2%                                               due 6/15/2030                                                 18,580
                                                     50,000   GTE Corp., 6.84% due 4/15/2018                                54,108
                                                     50,000   TELUS Corp., 7.50% due 6/01/2007                              50,158
                                                     35,000   Telecom Italia Capital SA, 6% due 9/30/2034                   31,693
                                                                                                                       -----------
                                                                                                                           154,539
                                                                                                                       -----------
ELECTRIC UTILITIES - 0.2%                            15,000   Jersey Central Power & Light Co., 6.40%
                                                              due 5/15/2036                                                 15,419
                                                     40,000   Public Service Co. of New Mexico, 4.40%
                                                              due 9/15/2008                                                 39,503
                                                     40,000   Sierra Pacific Power Co., 6% due 5/15/2016                    40,557
                                                     36,000   Southern California Edison Co., 5.625%
                                                              due 2/01/2036                                                 34,870
                                                                                                                       -----------
                                                                                                                           130,349
                                                                                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%              25,000   The Cooper Cos., Inc., 7.125% due 2/15/2015 (b)               25,375
                                                                                                                       -----------
HEALTH CARE PROVIDERS & SERVICES - 0.0%              25,000   UnitedHealth Group, Inc., 5.80% due 3/15/2036                 24,084
                                                                                                                       -----------
INDUSTRIAL CONGLOMERATES - 0.1%                      40,000   Hutchison Whampoa International (03/33) Ltd.,
                                                              7.45% due 11/24/2033 (b)                                      46,064
                                                                                                                       -----------
INSURANCE - 0.1%                                     25,000   Lincoln National Corp., 7% due 5/17/2066 (c)                  26,198
                                                     45,000   Metlife, Inc., 6.40% due 12/15/2066                           43,938
                                                     25,000   The Travelers Cos., Inc., 6.25% due 3/15/2067 (c)             24,690
                                                                                                                       -----------
                                                                                                                            94,826
                                                                                                                       -----------
MEDIA - 0.8%                                         30,000   Cablevision Systems Corp. Series B, 9.82%
                                                              due 4/01/2009 (c)                                             31,800
                                                     50,000   Comcast Corp., 5.85% due 1/15/2010                            50,925
                                                     50,000   Comcast Corp., 6.50% due 1/15/2017                            52,770

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                   FACE
INDUSTRY                                          AMOUNT      CORPORATE BONDS                                             VALUE
--------                                       ------------   ---------------                                          -----------
                                               USD   30,000   Comcast Corp., 6.45% due 3/15/2037                       $    30,034
                                                     30,000   Cox Communications, Inc., 7.125% due 10/01/2012               32,343
                                                     15,000   Idearc, Inc., 8% due 11/15/2016 (b)                           15,431
                                                     40,000   News America, Inc., 6.40% due 12/15/2035                      39,787
                                                     85,000   News America, Inc., 6.75% due 1/09/2038                       89,815
                                                     85,000   Time Warner Companies, Inc., 9.125% due 1/15/2013             99,610
                                                     45,000   Time Warner, Inc., 5.875% due 11/15/2016                      45,375
                                                                                                                       -----------
                                                                                                                           487,890
                                                                                                                       -----------
MULTI-UTILITIES - 0.1%                               10,000   Ameren Corp., 4.263% due 5/15/2007                             9,979
                                                     20,000   Xcel Energy, Inc., 6.50% due 7/01/2036                        21,024
                                                                                                                       -----------
                                                                                                                            31,003
                                                                                                                       -----------
OFFICE ELECTRONICS - 0.1%                            40,000   Xerox Corp., 6.40% due 3/15/2016                              41,141
                                                                                                                       -----------
OIL, GAS & CONSUMABLE FUELS - 0.6%                   65,000   Anadarko Petroleum Corp., 6.45% due 9/15/2036                 64,321
                                                     25,000   Colonial Pipeline Co., 7.63% due 4/15/2032 (b)                30,921
                                                     60,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (b)               59,706
                                                     45,000   Northwest Pipeline Corp., 7% due 6/15/2016                    48,206
                                                    150,000   Pemex Project Funding Master Trust, 6.655%
                                                              due 6/15/2010 (b)(c)                                         153,825
                                                     10,000   Sabine Pass LNG LP, 7.50% due 11/30/2016 (b)                  10,075
                                                      5,000   Tennessee Gas Pipeline Co., 7% due 10/15/2028                  5,353
                                                                                                                       -----------
                                                                                                                           372,407
                                                                                                                       -----------
PHARMACEUTICALS - 0.1%                               25,000   Bristol-Myers Squibb Co., 5.875% due 11/15/2036               24,500
                                                      5,000   Eli Lilly & Co., 7.125% due 6/01/2025                          5,734
                                                     40,000   Wyeth, 6% due 2/15/2036                                       39,779
                                                                                                                       -----------
                                                                                                                            70,013
                                                                                                                       -----------
REAL ESTATE INVESTMENT                               20,000   Developers Diversified Realty Corp., 6.625%
TRUSTS (REITS) - 0.0%                                         due 1/15/2008                                                 20,183
                                                                                                                       -----------
SEMICONDUCTORS & SEMICONDUCTOR                       25,000   Freescale Semiconductor, Inc., 9.125%
EQUIPMENT - 0.3%                                              due 12/15/2014 (b)(d)                                         24,813
                                                      5,000   Freescale Semiconductor, Inc., 9.244%
                                                              due 12/15/2014 (b)(c)                                          4,988
                                                    165,000   International Rectifier Corp., 4.25% due 7/15/2007 (i)       163,969
                                                                                                                       -----------
                                                                                                                           193,770
                                                                                                                       -----------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%           35,000   Sprint Capital Corp., 8.75% due 3/15/2032                     41,283
                                                                                                                       -----------
                                                              TOTAL CORPORATE BONDS
                                                              (COST - $2,841,463) - 4.4%                                 2,844,273
                                                                                                                       -----------
                                                              FOREIGN GOVERNMENT OBLIGATIONS

                                                     52,500   Argentina Bonos, 5.475% due 8/03/2012 (c)                     49,876
                                               AUD  725,000   Australian Government, 5.75% due 6/15/2011                   578,904
                                               JPY6,300,000   Finland Government International Bond, 0.30%
                                                              due 10/18/2007                                                53,318
                                               USD   15,000   Mexico Government International Bond, 6.375%
                                                              due 1/16/2013                                                 15,818
                                                     25,000   Mexico Government International Bond, 5.875%
                                                              due 1/15/2014                                                 25,750
                                                                                                                       -----------
                                                              TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                              (COST - $708,293) - 1.1%                                     723,666
                                                                                                                       -----------
                                                              ASSET-BACKED SECURITIES +

                                                    100,000   ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                              6% due 9/25/2035 (c)                                          97,698
                                                    100,000   Ameriquest Mortgage Securities, Inc. Series 2003-7
                                                              Class M1, 6.17% due 8/25/2033 (c)                            100,666

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                   FACE
                                                  AMOUNT      ASSET-BACKED SECURITIES +                                   VALUE
                                               ------------   -------------------------                                -----------
                                               USD  200,000   Capital Auto Receivables Asset Trust Series 2006-
                                                              1 Class A4, 5.04% due 5/17/2010                          $   199,872
                                                     26,869   Countrywide Asset Backed Certificates Series 2004-
                                                              5 Class A, 5.80% due 10/25/2034 (c)                           27,043
                                                     50,000   Countrywide Asset Backed Certificates Series 2004-
                                                              13 Class AF4, 4.583% due 1/25/2033 (c)                        49,322
                                                     50,000   Countrywide Asset Backed Certificates Series 2004-
                                                              13 Class MF1, 5.071% due 12/25/2034 (c)                       48,940
                                                    200,000   Countrywide Asset-Backed Certificates Series 2007-
                                                              5 Class 2A1, 5.42% due 9/25/2037 (c)                         199,980
                                                     22,654   Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                              5.57% due 8/25/2035 (c)                                       22,656
                                                     46,891   Irwin Home Equity Series 2005-C Class 1A1, 5.58%
                                                              due 4/25/2030 (c)                                             46,903
                                                     43,416   Morgan Stanley ABS Capital I, Inc. Series 2005-
                                                              HE1 Class A2MZ, 5.65% due 12/25/2034 (c)                      43,444
                                                     13,622   Morgan Stanley ABS Capital I, Inc. Series 2005-
                                                              NC2 Class A1MZ, 5.60% due 3/25/2035 (c)                       13,623
                                                     14,114   Morgan Stanley ABS Capital I, Inc. Series 2005-
                                                              NC2 Class A2MZ, 5.60% due 3/25/2035 (c)                       14,116
                                                    200,000   Morgan Stanley Home Equity Loans Series 2007-2
                                                              Class A1, 5.42% due 4/25/2037 (c)                            199,906
                                                     69,122   New Century Home Equity Loan Trust Series 2005-
                                                              2 Class A2MZ, 5.61% due 6/25/2035 (c)                         68,755
                                                     16,856   Park Place Securities, Inc. Series 2005-WCH1 Class
                                                              A1B, 5.65% due 1/25/2035 (c)                                  16,865
                                                     16,764   Park Place Securities, Inc. Series 2005-WCH1 Class
                                                              A3D, 5.69% due 1/25/2035 (c)                                  16,772
                                                     30,000   Popular ABS Mortgage Pass-Through Trust Series
                                                              2005-1 Class M2, 5.51% due 5/25/2035                          29,475
                                                     67,758   Residential Asset Mortgage Products, Inc. Series
                                                              2005-RS3 Class AI2, 5.49% due 3/25/2035 (c)                   67,862
                                                    125,000   Residential Asset Mortgage Products, Inc. Series
                                                              2007-RZ1 Class A1, 5.39% due 2/25/2037 (c)                   125,093
                                                    150,000   Structured Asset Investment Loan Trust Series
                                                              2003-BC6 Class M1, 6.10% due 7/25/2033 (c)                   150,275
                                                    150,000   Structured Asset Investment Loan Trust Series
                                                              2003-BC7 Class M1, 6.10% due 7/25/2033 (c)                   150,308
                                                    100,000   Structured Asset Investment Loan Trust Series
                                                              2004-8 Class M4, 6.35% due 9/25/2034 (c)                     100,279
                                                     45,437   Structured Asset Securities Corp. Series 2004-23XS
                                                              Class 2A1, 5.62% due 1/25/2035 (c)                            45,596
                                                    150,000   USAA Auto Owner Trust Series 2005-3 Class A4,
                                                              4.63% due 5/15/2012                                          148,860
                                                    100,000   Wachovia Auto Owner Trust Series 2005-B Class
                                                              A3, 4.79% due 4/20/2010                                       99,672
                                                     11,723   Wells Fargo Home Equity Trust Series 2004-2
                                                              Class A32, 5.66% due 2/25/2032 (c)                            11,723
                                                      3,540   Whole Auto Loan Trust Series 2004-1 Class D,
                                                              5.60% due 3/15/2011                                            3,538
                                                    275,000   World Omni Auto Receivables Trust Series 2006-B
                                                              Class A3, 5.15% due 11/15/2010                               275,380
                                                                                                                       -----------
                                                              TOTAL ASSET-BACKED SECURITIES
                                                              (COST - $2,377,983) - 3.7%                                 2,374,622
                                                                                                                       -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                   FACE
                                                  AMOUNT        NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES +        VALUE
                                               ------------     --------------------------------------------------     -----------
COLLATERALIZED MORTGAGE                        USD   43,109   Impac Secured Assets CMN Owner Trust Series
OBLIGATIONS - 0.7%                                            2004-3 Class 1A4, 5.72% due 11/25/2034 (c)               $    43,194
                                                    167,906   JPMorgan Mortgage Trust Series 2005-A2 Class
                                                              4A1, 5.21% due 4/25/2035 (c)                                 165,363
                                                    170,360   Residential Accredit Loans, Inc. Series
                                                              2005-QS12 Class A8, 5.65% due 8/25/2035 (c)                  170,208
                                                     33,509   Structured Asset Securities Corp. Series
                                                              2005-GEL2 Class A, 5.63% due 4/25/2035 (c)                    33,490
                                                     70,311   Structured Asset Securities Corp. Series
                                                              2005-OPT1 Class A4M, 5.70% due 11/25/2035 (c)                 70,288
                                                                                                                       -----------
                                                                                                                           482,543
                                                                                                                       -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%        250,000   Banc of America Commercial Mortgage, Inc. Series
                                                              2006-2 Class A4, 5.741% due 5/10/2045 (b)(c)                 257,987
                                                    159,237   Capco America Securitization Corp. Series 1998-D7
                                                              Class A1B, 6.26% due 10/15/2030                              160,926
                                                    120,000   First Union-Lehman Brothers-Bank of America
                                                              Series 1998-C2 Class B, 6.64% due 11/18/2035                 123,098
                                                    170,000   GE Capital Commercial Mortgage Corp. Series 2001-
                                                              2 Class A4, 6.29% due 8/11/2033                              176,920
                                                    400,000   GMAC Commercial Mortgage Securities, Inc.
                                                              Series 2004-C3 Class AAB, 4.702% due 12/10/2041              390,494
                                                    150,000   GS Mortgage Securities Corp. II Series 2006-GG6
                                                              Class A2, 5.506% due 4/10/2038 (c)                           151,865
                                                    170,000   Greenwich Capital Commercial Funding Corp.
                                                              Series 2004-GG1 Class A4, 4.755% due
                                                              6/10/2036                                                    168,401
                                                    150,000   Greenwich Capital Commercial Funding Corp.
                                                              Series 2006-GG7 Class A4, 5.912% due
                                                              7/10/2038                                                    156,568
                                                    250,000   JPMorgan Chase Commercial Mortgage Securities
                                                              Corp. Series 2006-CB15 Class A4, 5.814%
                                                              due 6/12/2043 (c)                                            257,923
                                                    250,000   JPMorgan Chase Commercial Mortgage Securities
                                                              Corp. Series 2006-LDP7 Class A4, 5.875% due
                                                              4/15/2045 (c)                                                260,419
                                                    172,981   LB Commercial Conduit Mortgage Trust Series
                                                              1999-C1 Class A2, 6.78% due 6/15/2031                        177,194
                                                    150,000   LB-UBS Commercial Mortgage Trust Series 2005-
                                                              C3 Class A5, 4.739% due 7/15/2030                            144,363
                                                    140,000   Mortgage Capital Funding, Inc. Series 1998-MC1
                                                              Class E, 7.06% due 3/18/2030                                 141,388
                                                                                                                       -----------
                                                                                                                         2,567,546
                                                                                                                       -----------
                                                              TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                              SECURITIES (COST - $3,040,748) - 4.7%                      3,050,089
                                                                                                                       -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                   FACE
                                                  AMOUNT        U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+        VALUE
                                               ------------   ----------------------------------------------------     -----------
                                                              Fannie Mae Guaranteed Pass-Through Certificates:
                                               USD   95,888      4.00% due 12/01/2020                                  $    90,577
                                                    296,204      4.50% due 9/01/2020                                       286,781
                                                    885,429      5.00% due 9/01/2020 - 4/15/2037 (j)                       865,384
                                                  1,055,016      5.50% due 10/01/2020 - 2/01/2037 (j)                    1,057,117
                                                  1,291,623      6.00% due 6/01/2020 - 10/01/2036 (j)                    1,310,899
                                                     49,181      6.50% due 7/01/2032 - 4/15/2037 (j)                        51,224
                                                              Freddie Mac Mortgage Participation Certificates:
                                                    583,716      5.00% due 11/01/2035 - 6/01/2036                          564,700
                                                  1,086,130      5.50% due 9/01/2019 - 5/15/2037 (j)                     1,075,556
                                                    125,000      5.75% due 3/01/2037 (c)                                   125,801
                                                    128,129      6.00% due 6/01/2035 (c)                                   129,242
                                                    139,568      6.02% due 11/01/2036 (c)                                  141,408
                                                     46,302      7.00% due 12/01/2031 - 7/01/2032                           48,166
                                                                                                                       -----------
                                                              TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                              SECURITIES (COST - $5,727,590) - 8.9%                      5,746,855
                                                                                                                       -----------
                                                              U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                              SECURITIES+ - COLLATERALIZED MORTGAGE OBLIGATIONS

                                                              Fannie Mae Trust:
                                                    269,073      Series 378 Class 4, 5% due 11/25/2036 (1)                  64,348
                                                    140,000      Series 2003-87 Class TJ, 4.50% due 9/25/2018              133,450
                                                    260,626      Series 2005-69 Class LE, 5.50% due 11/25/2033             261,877
                                                    210,000      Series 2005-84 Class XM, 5.75% due 10/25/2035             213,151
                                                    162,398      Series 2006-9 Class DA, 5.50% due 7/25/2025               162,599
                                                              Freddie Mac Multiclass Certificates:
                                                     72,582      Series 3068 Class VA, 5.50% due 10/15/2016                 73,036
                                                    214,093      Series 3087 Class VA, 5.50% due 3/15/2015                 215,342
                                                                                                                       -----------
                                                              TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                              SECURITIES - COLLATERALIZED MORTGAGE OBLIGATIONS -
                                                              (COST - $1,116,428) - 1.7%                                 1,123,803
                                                                                                                       -----------
                                                              U.S. GOVERNMENT & AGENCY OBLIGATIONS

                                                     40,000   U.S. Treasury Bonds, 8.75% due 8/15/2020                      55,166
                                                              U.S. Treasury Inflation Indexed Bonds
                                                    164,122      3.875% due 1/15/2009                                      170,116
                                                    145,348      3.50% due 1/15/2011 (e)                                   153,461
                                                    317,961      1.625% due 1/15/2015                                      305,243
                                                     66,277      2% due 1/15/2026                                           62,989
                                                     65,230      2.375% due 1/15/2027                                       65,767
                                                    755,000   U.S. Treasury Notes, 4.625% due 2/15/2017                    753,467
                                                                                                                       -----------
                                                              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                              (COST - $1,537,694) - 2.4%                                 1,566,209
                                                                                                                       -----------
                                                              TOTAL FIXED INCOME SECURITIES
                                                              (COST - $17,350,199) - 26.9%                              17,429,517
                                                                                                                       -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                BENEFICIAL
                                                 INTEREST     SHORT-TERM SECURITIES                                       VALUE
                                               ------------   ---------------------                                    -----------
                                               USD   37,294   BlackRock Liquidity Series, LLC Cash Sweep
                                                              Series, 5.26% (f)(k)                                     $    37,294
                                                                                                                       -----------
                                                              TOTAL SHORT-TERM SECURITIES
                                                              (COST - $37,294) - 0.1%                                       37,294
                                                                                                                       -----------

                                                 NUMBER OF
                                                 CONTRACTS    OPTIONS PURCHASED
                                               ------------   -----------------
PUT OPTIONS PURCHASED                                     1++  Pay a fixed rate of 5.35% and receive a floating rate based on 3-month, LIBOR, expiring May 2007, Broker
                                                               Deutsche Bank AG (m)                                           1,882
                                                                                                                        -----------
                                                          8    U.S. Treasury Bonds, expiring May 2007 at 105%                   250
                                                                                                                        -----------
                                                               TOTAL OPTIONS PURCHASED
                                                               (PREMIUMS PAID - $5,782) - 0.0%                                2,132
                                                                                                                        -----------
                                                               TOTAL INVESTMENTS (COST - $51,283,966) - 94.2%            60,979,952
                                                                                                                        -----------
                                                               OPTIONS WRITTEN

CALL OPTIONS WRITTEN                                      1++  Pay a fixed rate of 5.29% and receive a floating rate based on 3-month, LIBOR, expiring October 2007,
                                                               Broker Deutsche Bank AG (m)                                  (12,172)
                                                                                                                        -----------
PUT OPTIONS WRITTEN                                       1++  Receive a fixed rate of 5.29% and pay a floating rate based on 3-month, LIBOR, expiring October 2007, Broker
                                                               Deutsche Bank AG (m)                                          (6,998)
                                                                                                                        -----------
                                                               TOTAL OPTIONS WRITTEN
                                                               (PREMIUMS RECEIVED - $26,400) - (0.0%)                       (19,170)
                                                                                                                        -----------
                                                               TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                               (COST - $51,257,566*) - 94.2%                             60,960,782
                                                               OTHER ASSETS LESS LIABILITIES - 5.8%                       3,777,934
                                                                                                                        -----------
                                                               NET ASSETS - 100.0%                                      $64,738,716
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $51,808,063
                                ===========
Gross unrealized appreciation   $10,431,016
Gross unrealized depreciation    (1,278,297)
                                -----------
Net unrealized appreciation     $ 9,152,719
                                ===========

+ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.

++   One contract represents a notional amount of $1,000,000.

(a)  Depositary receipts.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c)  Floating rate security.

(d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(e) All or a portion of security held as collateral in connection with open financial futures contracts.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                        NET       INTEREST
AFFILIATE                                             ACTIVITY     INCOME
---------                                           -----------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series   $(2,259,986)   $15,960

(g)  The security is a perpetual bond and has no stated maturity date.

(h)  Non-income producing security.

(i)  Convertible security.

(j) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing and/or selling securities for which all specific information is not available at this time.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

(k)  Represents the current yield as of March 31, 2007.

(l) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(m) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Financial futures contracts purchased as of March 31, 2007 were as follows:

                                                                        UNREALIZED
NUMBER OF                                  EXPIRATION       FACE       APPRECIATION
CONTRACTS              ISSUE                  DATE          VALUE     (DEPRECIATION)
---------   --------------------------   -------------   ----------   --------------
2               EuroDollar Futures         June 2007     $  303,746      $ (3,285)
14          30-Year U.S. Treasury Bond     June 2007     $1,586,337       (28,837)
14              EuroDollar Futures       December 2008   $3,322,923        14,327
                                                                         --------
TOTAL UNREALIZED DEPRECIATION - NET                                      $(17,795)
                                                                         ========

-    Financial futures contracts sold as of March 31, 2007 were as follows:

                                                                     UNREALIZED
NUMBER OF                                EXPIRATION      FACE       APPRECIATION
CONTRACTS              ISSUE                DATE         VALUE     (DEPRECIATION)
---------   --------------------------   ----------   ----------   --------------
    41       5-Year U.S. Treasury Bond    June 2007   $4,324,611      $(13,061)
    7       10-Year U.S. Treasury Bond    June 2007   $  758,953         2,078
                                                                      --------
TOTAL UNREALIZED DEPRECIATION - NET                                   $(10,983)
                                                                      ========

-    Forward foreign exchange contracts as of March 31, 2007 were as follows:

FOREIGN                                                     SETTLEMENT    UNREALIZED
CURRENCY SOLD                                                  DATE      DEPRECIATION
-------------                                               ----------   ------------
AUD721,000                                                  April 2007     $(15,320)
                                                                           --------
TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN EXCHANGE
   CONTRACTS - NET (US$ COMMITMENT - $567,722)                             $(15,320)
                                                                           ========

-    Swaps contracts outstanding as of March 31, 2007 were as follows:

                                                                     UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                                        AMOUNT     (DEPRECIATION)
                                                      ----------   --------------
Receive (pay) a variable return based on the change
in the since inception return of the Lehman
Brothers MBS Fixed Rate Index and pay a floating
rate based on 1-month LIBOR minus 0.06%

Broker, UBS Warburg
Expires June 2007                                     $3,400,000           --

Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation Protected Securities (TIPS) adjusted principal

Broker, JPMorgan Chase
Expires January 2009                                  $  171,000      $(1,865)

Receive a fixed rate of 5.2725% and pay a floating rate based on 3-month LIBOR

Broker, Citibank, N.A.
Expires October 2009                                  $  600,000        4,123

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                     UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                                        AMOUNT     (DEPRECIATION)
                                                      ----------   --------------
Receive a fixed rate of 5.215% and pay a floating
rate based on 3-month LIBOR

Broker, Lehman Brothers Special Finance
Expires October 2010                                  $1,000,000      $ 7,833

Bought credit default protection on Sara Lee Corp.
and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                                 $   60,000         (749)

Bought credit default protection on RadioShack
Corp. and pay 1.16%

Broker, UBS Warburg
Expires December 2010                                 $   60,000         (640)

Bought credit default protection on Limited Brands, Inc. and pay 1.065%

Broker, UBS Warburg
Expires December 2010                                 $   60,000       (1,509)

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected Securities (TIPS) adjusted principal

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                  $  150,000       (6,546)

Bought credit default protection on Sara Lee Corp.
and pay 0.604%

Broker, JPMorgan Chase
Expires March 2011                                    $   60,000         (828)

Bought credit default protection on Limited Brands, Inc. and pay 0.73%

Broker, Lehman Brothers Special Finance
Expires March 2011                                    $   60,000         (773)

Bought credit default protection on Computer
Sciences Corp. and pay 0.88%

Broker, Morgan Stanley Capital Services, Inc.
Expires June 2011                                     $   60,000       (1,307)

Receive a fixed rate of 5.035% and pay a floating rate based on 3-month LIBOR

Broker, Morgan Stanley Capital Services, Inc.
Expires November 2011                                 $  600,000        1,033

Receive a fixed rate of 4.946% and pay a floating rate based on 3-month LIBOR

Broker, Citibank, N.A.
Expires December 2011                                 $  500,000         (983)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                     UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                                        AMOUNT     (DEPRECIATION)
                                                      ----------   --------------
Receive a fixed rate of 4.897% and pay a floating
rate based on 3-month LIBOR

Broker, JPMorgan Chase
Expires December 2011                                 $1,000,000      $(4,002)

Bought credit default protection on Eastman
Chemical Co. and pay 0.68%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2013                                $   55,000         (354)

Receive a fixed rate of 5.085% and pay a floating rate based on 3-month LIBOR

Broker, Deutsche Bank AG London
Expires November 2016                                 $  100,000         (627)

Receive a fixed rate of 5.16% and pay a floating rate based on 3-month LIBOR

Broker, Deutsche Bank AG London
Expires February 2017                                 $  200,000         (253)
                                                                      -------
TOTAL                                                                 $(7,447)
                                                                      =======

-    Currency Abbreviations:

     AUD   Australian Dollar

     JPY   Japanese Yen

     USD   U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                                                                                             PERCENT
                                              SHARES                                                                          OF NET
INDUSTRY                                       HELD       COMMON STOCKS                                          VALUE        ASSETS
--------                                   ------------   -------------                                     --------------   -------
ABOVE-AVERAGE YIELD
DIVERSIFIED TELECOMMUNICATION SERVICES          579,995   AT&T Inc.                                         $   22,869,203      2.3%
COMMUNICATIONS EQUIPMENT                        465,200   Alcatel SA (a)                                         5,498,664      0.6
METALS & MINING                                 492,500   Alcoa, Inc.                                           16,695,750      1.7
CAPITAL MARKETS                                 629,000   The Bank of New York Co., Inc.                        25,505,950      2.6
PHARMACEUTICALS                                 375,500   Bristol-Myers Squibb Co.                              10,423,880      1.1
MULTI-UTILITIES                                  94,000   Dominion Resources, Inc. (e)                           8,344,380      0.9
CHEMICALS                                        85,000   The Dow Chemical Co.                                   3,898,100      0.4
CHEMICALS                                       487,000   E.I. du Pont de Nemours & Co. (e)                     24,072,410      2.4
OIL, GAS & CONSUMABLE FUELS                     493,600   Exxon Mobil Corp.                                     37,242,120      3.8
INDUSTRIAL CONGLOMERATES                        537,500   General Electric Co.                                  19,006,000      1.9
FOOD PRODUCTS                                   349,700   General Mills, Inc.                                   20,359,534      2.1
PHARMACEUTICALS                                 319,200   GlaxoSmithKline Plc (a)                               17,638,992      1.8
AEROSPACE & DEFENSE                             304,900   Honeywell International, Inc.                         14,043,694      1.4
DIVERSIFIED FINANCIAL SERVICES                  794,276   JPMorgan Chase & Co.                                  38,427,073      3.9
PHARMACEUTICALS                                 182,900   Johnson & Johnson                                     11,021,554      1.1
CONTAINERS & PACKAGING                          396,100   Packaging Corp. of America                             9,664,840      1.0
PHARMACEUTICALS                                 788,700   Pfizer, Inc.                                          19,922,562      2.0
DIVERSIFIED TELECOMMUNICATION SERVICES          477,500   Verizon Communications, Inc. (e)                      18,106,800      1.8
PHARMACEUTICALS                                 160,100   Wyeth                                                  8,009,803      0.8
                                                                                                            --------------    -----
                                                                                                               330,751,309     33.6
BELOW-AVERAGE PRICE EARNINGS/RATIO
INSURANCE                                       422,100   American International Group, Inc. (e)                28,373,562      2.9
DIVERSIFIED FINANCIAL SERVICES                  429,814   Bank of America Corp.                                 21,929,110      2.2
HEALTH CARE EQUIPMENT & SUPPLIES                396,300   Baxter International, Inc.                            20,873,121      2.1
FOOD PRODUCTS                                    50,700   Cadbury Schweppes Plc (a)                              2,604,459      0.3
DIVERSIFIED FINANCIAL SERVICES                  541,420   Citigroup, Inc.                                       27,796,503      2.8
BEVERAGES                                       673,400   Coca-Cola Enterprises, Inc. (e)                       13,636,350      1.4
OIL, GAS & CONSUMABLE FUELS                      61,900   Consol Energy, Inc.                                    2,422,147      0.2
OIL, GAS & CONSUMABLE FUELS                      39,400   Devon Energy Corp.                                     2,727,268      0.3
MEDIA                                            80,800   Gannett Co., Inc.                                      4,548,232      0.5
INSURANCE                                       208,330   Genworth Financial, Inc. Class A (e)                   7,279,050      0.7
ENERGY EQUIPMENT & SERVICES                     170,200   Halliburton Co. (e)                                    5,402,148      0.5
COMPUTERS & PERIPHERALS                         246,831   Hewlett-Packard Co.                                    9,907,796      1.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT        754,000   Intel Corp.                                           14,424,020      1.5
HOUSEHOLD DURABLES                              256,600   Koninklijke Philips Electronics NV                     9,776,460      1.0
HOTELS, RESTAURANTS & LEISURE                   450,700   McDonald's Corp.                                      20,304,035      2.1
CAPITAL MARKETS                                 307,800   Morgan Stanley                                        24,242,328      2.5

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                                                                                             PERCENT
                                              SHARES                                                                          OF NET
INDUSTRY                                       HELD       COMMON STOCKS                                          VALUE        ASSETS
--------                                   ------------   -------------                                     --------------   -------
PHARMACEUTICALS                                 710,900   Schering-Plough Corp.                             $   18,135,059      1.8%
FOOD PRODUCTS                                   652,000   Unilever NV (a)                                       19,051,440      1.9
IT SERVICES                                   1,628,200   Unisys Corp. (c)                                      13,725,726      1.4
OFFICE ELECTRONICS                              813,700   Xerox Corp. (c)                                       13,743,393      1.4
                                                                                                            --------------    -----
                                                                                                               280,902,207     28.5
LOW PRICE-TO-BOOK VALUE
SOFTWARE                                        653,400   Borland Software Corp. (c)                             3,443,418      0.3
OIL, GAS & CONSUMABLE FUELS                     167,400   Chevron Corp.                                         12,380,904      1.3
MEDIA                                           649,950   Comcast Corp. Special Class A (c)(e)                  16,554,227      1.7
MACHINERY                                       110,600   Deere & Co.                                           12,015,584      1.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT        324,200   Fairchild Semiconductor International, Inc. (c)        5,420,624      0.6
ENERGY EQUIPMENT & SERVICES                     395,100   GlobalSantaFe Corp.                                   24,369,768      2.5
HOUSEHOLD PRODUCTS                              370,300   Kimberly-Clark Corp.                                  25,361,847      2.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT      1,680,500   LSI Logic Corp. (c)                                   17,544,420      1.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT        427,700   Micron Technology, Inc. (c)                            5,166,616      0.5
COMMUNICATIONS EQUIPMENT                        388,400   Motorola, Inc.                                         6,863,028      0.7
AEROSPACE & DEFENSE                             270,100   Northrop Grumman Corp.                                20,046,822      2.0
AEROSPACE & DEFENSE                             512,200   Raytheon Co.                                          26,870,012      2.7
HOUSEHOLD DURABLES                               59,200   Sony Corp. (a)                                         2,989,008      0.3
COMPUTERS & PERIPHERALS                       1,684,800   Sun Microsystems, Inc. (c)                            10,125,648      1.0
MEDIA                                         1,133,500   Time Warner, Inc. (e)                                 22,352,620      2.3
INDUSTRIAL CONGLOMERATES                        837,200   Tyco International Ltd.                               26,413,660      2.7
MEDIA                                           415,300   Walt Disney Co. (e)                                   14,298,779      1.4
                                                                                                            --------------    -----
                                                                                                               252,216,985     25.6
LOW PRICE-TO-EARNINGS PER SHARE
CONSUMER FINANCE                                116,400   SLM Corp.                                              4,760,760      0.5
INSURANCE                                       389,608   The Travelers Cos., Inc.                              20,170,006      2.1
INSURANCE                                       142,900   XL Capital Ltd. Class A                                9,997,284      1.0
                                                                                                            --------------    -----
                                                                                                                34,928,050      3.6
PRICE-TO-CASH FLOW
FOOD & STAPLES RETAILING                        114,300   The Kroger Co.                                         3,228,975      0.3
OIL, GAS & CONSUMABLE FUELS                     164,000   Peabody Energy Corp. (e)                               6,599,360      0.7
DIVERSIFIED TELECOMMUNICATION SERVICES          888,200   Qwest Communications International Inc. (c)            7,984,918      0.8
                                                                                                            --------------    -----
                                                                                                                17,813,253      1.8
                                                                                                            ==============    =====

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                                                                                             PERCENT
                                              SHARES                                                                          OF NET
INDUSTRY                                       HELD       COMMON STOCKS                                          VALUE        ASSETS
--------                                   ------------   -------------                                     --------------   -------
SPECIAL SITUATIONS
ENERGY EQUIPMENT & SERVICES                     235,100   BJ Services Co. (e)                               $    6,559,290      0.6%
COMPUTERS & PERIPHERALS                         320,210   International Business Machines Corp.                 30,182,995      3.1
MEDIA                                           706,200   Interpublic Group of Cos., Inc. (c)(e)                 8,693,322      0.9
WIRELESS TELECOMMUNICATION SERVICES             731,900   Sprint Nextel Corp. (e)                               13,876,824      1.4
                                                                                                            --------------    -----
                                                                                                                59,312,431      6.0
                                                                                                            --------------    -----
                                                          TOTAL COMMON STOCKS (COST - $779,246,138)            975,924,235     99.1
                                                                                                            ==============    =====

                                            BENEFICIAL
                                             INTEREST     SHORT-TERM SECURITIES
                                           ------------   ---------------------
                                           $  7,905,233   BlackRock Liquidity Series, LLC
                                                             Cash Sweep Series, 5.26% (b)(d)                     7,905,233      0.8
                                            126,135,700   BlackRock Liquidity Series, LLC
                                                             Money Market Series, 5.33% (b)(d)(f)              126,135,700     12.8
                                                                                                            --------------    -----
                                                          TOTAL SHORT-TERM SECURITIES
                                                             (COST - $134,040,933)                             134,040,933     13.6
                                                                                                            ==============    =====
                                                          TOTAL INVESTMENTS (COST - $913,287,071*)           1,109,965,168    112.7
                                                          LIABILITIES IN EXCESS OF OTHER ASSETS               (125,383,111)   (12.7)
                                                                                                            --------------    -----
                                                          NET ASSETS                                        $  984,582,057    100.0%
                                                                                                            ==============    =====

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                             $920,948,279
                                           ============
Gross unrealized appreciation              $200,272,034
Gross unrealized depreciation               (11,255,145)
                                           ------------
Net unrealized appreciation                $189,016,889
                                           ============

(a)  Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                     INTEREST
AFFILIATE                                             NET ACTIVITY    INCOME
---------                                             ------------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series      $ 7,905,233   $179,071
BlackRock Liquidity Series, LLC Money Market Series    $12,167,074   $ 24,021

(c)  Non-income producing security.

(d)  Represents the current yield as of March 31, 2007.

(e)  Security, or a portion of security, is on loan.

(f)  Security was purchased with cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                       FACE
                                      AMOUNT                     ASSET-BACKED SECURITIES+                     VALUE
                                 ---------------   ----------------------------------------------------   ------------
                                 USD     122,036   ACE Securities Corp. Series 2003-OP1 Class A2, 5.68%
                                                   due 12/25/2033 (b)                                     $    122,245
                                       2,000,000   ACE Securities Corp. Series 2005-ASP1 Class M1, 6%
                                                   due 9/25/2035 (b)                                         1,953,966
                                       5,200,000   ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                   5.52% due 10/25/2035 (b)                                  5,201,323
                                       2,959,287   ACE Securities Corp. Series 2006-NC3 Class A2A,
                                                   5.37% due 12/25/2036 (b)                                  2,959,062
                                       2,772,060   Aegis Asset Backed Securities Trust Series 2006-1
                                                   Class A1, 5.40% due 1/25/2037 (b)                         2,771,650
                                       1,800,000   Ameriquest Mortgage Securities, Inc. Series 2003-7
                                                   Class M1, 6.17% due 8/25/2033 (b)                         1,811,979
                                       1,600,000   Ameriquest Mortgage Securities, Inc. Series 2004-R1
                                                   Class M2, 5.90% due 2/25/2034 (b)                         1,602,668
                                       2,411,770   Asset Backed Funding Certificates Series 2006-OPT3
                                                   Class A3A, 5.38% due 11/25/2036 (b)                       2,411,927
                                       1,591,521   Bear Stearns Asset Backed Securities, Inc. Series
                                                   2005-4 Class A, 5.65% due 1/25/2036 (b)                   1,591,515
                                       5,300,000   Bear Stearns Asset Backed Securities, Inc. Series
                                                   2005-HE10 Class A2, 5.61% due 8/25/2035 (b)               5,308,587
                                       2,000,000   Bear Stearns Asset Backed Securities, Inc. Series
                                                   2005-SD1 Class 1A2, 5.62% due 7/25/2027 (b)               2,004,001
                                       3,126,536   Bear Stearns Asset Backed Securities, Inc. Series
                                                   2006-HE8 Class 1A1, 5.39% due 10/25/2036 (b)              3,126,023
                                         900,000   Capital Auto Receivables Asset Trust Series 2004-2
                                                   Class D, 5.82% due 5/15/2012 (a)                            890,553
                                       3,700,699   Carrington Mortgage Loan Trust Series 2007-RFC1
                                                   Class A1, 5.37% due 12/25/2036 (b)                        3,703,298
                                       4,675,000   Citibank Credit Card Issuance Trust Series 2003-A8
                                                   Class A8, 3.50% due 8/16/2010                             4,577,227
                                         502,999   Countrywide Asset Backed Certificates Series 2003-2
                                                   Class M1, 6.02% due 6/26/2033 (b)                           503,849
                                         171,868   Countrywide Asset Backed Certificates Series
                                                   2003-BC3 Class A2, 5.94% due 9/25/2033 (b)                  171,908
                                         544,097   Countrywide Asset Backed Certificates Series 2004-5
                                                   Class A, 5.77% due 10/25/2034 (b)                           547,626
                                       1,600,000   Countrywide Asset Backed Certificates Series 2004-5
                                                   Class M2, 5.99% due 7/25/2034 (b)                         1,606,222
                                       1,750,000   Countrywide Asset Backed Certificates Series 2004-13
                                                   Class AF4, 4.583% due 1/25/2033 (b)                       1,726,268
                                       1,750,000   Countrywide Asset Backed Certificates Series 2004-13
                                                   Class MF1, 5.071% due 12/25/2034 (b)                      1,712,886
                                       3,681,295   Countrywide Asset Backed Certificates Series 2006-20
                                                   Class 2A1, 5.37% due 4/25/2037 (b)                        3,696,788
                                       2,549,870   Countrywide Asset Backed Certificates Series 2006-22
                                                   Class 2A1, 5.37% due 5/25/2037 (b)                        2,550,500
                                       3,633,942   Countrywide Asset Backed Certificates Series 2007-1
                                                   Class 2A1, 5.37% due 7/25/2037 (b)                        3,638,249
                                       3,325,000   Daimler Chrysler Auto Trust Series 2006-D Class A3,
                                                   4.98% due 2/08/2011                                       3,325,150
                                       2,800,000   Equifirst Mortgage Loan Trust Series 2004-2 Class
                                                   M1, 5.87% due 7/25/2034 (b)                               2,804,704
                                         704,222   First Franklin Mortgage Loan Asset Backed
                                                   Certificates Series 2004-FF10 Class A2, 5.72% due
                                                   12/25/2032 (b)                                              705,070

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                       FACE
                                      AMOUNT                     ASSET-BACKED SECURITIES+                     VALUE
                                 ---------------   ----------------------------------------------------   ------------
                                 USD   3,633,922   First Franklin Mortgage Loan Asset Backed
                                                   Certificates Series 2005-FF10 Class A6, 5.67% due
                                                   11/25/2035 (b)                                         $  3,633,903
                                       2,655,478   Fremont Home Loan Trust Series 2005-E Class 2A2,
                                                   5.49% due 1/25/2036 (b)                                   2,656,018
                                       2,850,000   GE Dealer Floorplan Master Note Trust Series 2004-2
                                                   Class B, 5.61% due 7/20/2009 (b)                          2,851,395
                                         669,177   Home Equity Asset Trust Series 2005-1 Class A2,
                                                   5.60% due 5/25/2035 (b)                                     670,010
                                         622,971   Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                   5.57% due 8/25/2035 (b)                                     623,026
                                       3,500,000   Honda Auto Receivables Owner Trust Series 2006-3
                                                   Class A3, 5.12% due 10/15/2010                            3,502,013
                                       3,147,471   Indymac Residential Asset Backed Trust Series 2006-E
                                                   Class 2A1, 5.38% due 4/25/2037 (b)                        3,149,246
                                       1,125,387   Irwin Home Equity Series 2005-C Class 1A1, 5.58% due
                                                   4/25/2030 (b)                                             1,125,669
                                       3,837,174   Ixis Real Estate Capital Trust Series 2007-HE1 Class
                                                   A1, 5.38% due 5/25/2037 (b)                               3,836,948
                                       2,148,624   JPMorgan Mortgage Acquisition Corp. Series 2006-HE3
                                                   Class A2, 5.39% due 11/25/2036 (b)                        2,148,465
                                       4,600,000   MBNA Credit Card Master Note Trust Series 2005-A7
                                                   Class A7, 4.30% due 2/15/2011                             4,553,917
                                         875,563   Morgan Stanley ABS Capital I, Inc. Series 2005-HE1
                                                   Class A2MZ, 5.62% due 12/25/2034 (b)                        876,121
                                         279,244   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                   Class A1MZ, 5.57% due 3/25/2035 (b)                         279,269
                                         289,343   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                   Class A2MZ, 5.57% due 3/25/2035 (b)                         289,370
                                       2,619,678   Morgan Stanley ABS Capital I, Inc. Series 2006-HE8
                                                   Class A2A, 5.37% due 10/25/2035 (b)                       2,621,126
                                       3,118,142   Morgan Stanley ABS Capital I, Inc. Series 2007-NC1
                                                   Class A2A, 5.37% due 11/25/2036 (b)                       3,119,983
                                       2,075,396   Nationstar Home Equity Loan Trust Series 2006-B
                                                   Class AV1, 6.02% due 9/25/2036 (b)                        2,075,391
                                       1,641,641   New Century Home Equity Loan Trust Series 2005-2
                                                   Class A2MZ, 5.58% due 6/25/2035 (b)                       1,632,939
                                       1,831,210   New Century Home Equity Loan Trust Series 2005-3
                                                   Class A2B, 5.50% due 7/25/2035 (b)                        1,831,052
                                         550,663   Option One Mortgage Loan Trust Series 2003-4 Class
                                                   A2, 5.64% due 7/25/2033 (b)                                 551,500
                                         455,123   Park Place Securities, Inc. Series 2005-WCH1 Class
                                                   A1B, 5.62% due 1/25/2035 (b)                                455,351
                                         377,190   Park Place Securities, Inc. Series 2005-WCH1 Class
                                                   A3D, 5.66% due 1/25/2035 (b)                                377,379
                                         750,000   Popular ABS Mortgage Pass-Through Trust Series
                                                   2005-1 Class M2, 5.51% due 5/25/2035                        736,881
                                       3,107,597   RAAC Series 2005-SP2 Class 2A, 5.62% due 6/25/2044
                                                   (b)                                                       3,106,961
                                         954,612   Residential Asset Mortgage Products, Inc. Series
                                                   2004-RS11 Class A2, 5.59% due 12/25/2033 (b)                957,586
                                       1,795,592   Residential Asset Mortgage Products, Inc. Series
                                                   2005-RS3 Class AI2, 5.49% due 3/25/2035 (b)               1,798,339
                                       2,760,732   Residential Asset Mortgage Products, Inc. Series
                                                   2006-EFC2 Class A1, 5.38% due 12/25/2036 (b)              2,760,725

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                       FACE
                                      AMOUNT                     ASSET-BACKED SECURITIES+                     VALUE
                                 ---------------   ----------------------------------------------------   ------------
                                 USD     512,279   Residential Asset Securities Corp. Series 2003-KS5
                                                   Class AIIB, 5.90% due 7/25/2033 (b)                    $    512,384
                                       3,040,005   SLM Student Loan Trust Series 2002-1 Class A2, 5.47%
                                                   due 4/25/2017 (b)                                         3,047,453
                                       4,500,000   Soundview Home Equity Loan Trust Series 2005-OPT3
                                                   Class A4, 5.62% due 11/25/2035 (b)                        4,504,404
                                       3,250,000   Structured Asset Investment Loan Trust Series
                                                   2003-BC6 Class M1, 6.07% due 7/25/2033 (b)                3,255,948
                                       2,600,000   Structured Asset Investment Loan Trust Series
                                                   2003-BC7 Class M1, 6.07% due 7/25/2033 (b)                2,605,334
                                       1,090,000   Structured Asset Investment Loan Trust Series 2004-8
                                                   Class M4, 6.32% due 9/25/2034 (b)                         1,093,045
                                         886,027   Structured Asset Securities Corp. Series 2004-23XS
                                                   Class 2A1, 5.62% due 1/25/2035 (b)                          889,113
                                       2,850,000   USAA Auto Owner Trust Series 2005-3 Class A4, 4.63%
                                                   due 5/15/2012                                             2,828,340
                                       3,050,000   USAA Auto Owner Trust Series 2006-4 Class A3, 5.01%
                                                   due 6/15/2011                                             3,051,846
                                       2,825,000   USAA Auto Owner Trust Series 2006-4 Class A4, 4.98%
                                                   due 10/15/2012                                            2,826,464
                                         128,146   Wells Fargo Home Equity Trust Series 2004-2 Class
                                                   A32, 5.66% due 2/25/2032 (b)                                128,153
                                          46,022   Whole Auto Loan Trust Series 2004-1 Class D, 5.60%
                                                   due 3/15/2011                                                45,993
                                                                                                          ------------
                                                   TOTAL ASSET-BACKED SECURITIES
                                                   (COST - $140,080,841) - 33.3%                           140,034,304
                                                                                                          ------------
                                                           U.S. GOVERNMENT & AGENCY OBLIGATIONS

                                       4,840,000   Fannie Mae, 7.125% due 1/15/2030                          6,008,952
                                         900,000   U.S. Treasury Bonds, 4.50% due 2/15/2036                    848,531
                                                   U.S. Treasury Inflation Indexed Bonds:
                                       3,879,696   3.875% due 1/15/2009 (c)                                  4,021,394
                                       3,390,666   3.50% due 1/15/2011                                       3,579,933
                                       7,154,123   1.625% due 1/15/2015                                      6,867,957
                                       1,325,532   2% due 1/15/2026                                          1,259,774
                                       1,219,289   2.375% due 1/15/2027                                      1,229,338
                                                                                                          ------------
                                                   TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                   (COST - $22,508,911) - 5.7%                              23,815,879
                                                                                                          ------------
                                                   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+ -
                                                            COLLATERALIZED MORTGAGE OBLIGATIONS

                                                   Fannie Mae Trust Series:
                                      10,755,232   360 Class 2, 5% due 8/01/2035 (h)                         2,524,754
                                       4,907,521   378 Class 4, 5% due 7/01/2036 (h)                         1,173,618
                                       3,246,390   2003-9 Class DA, 4.50% due 12/25/2016                     3,196,799
                                       2,730,000   2003-87 Class TJ, 4.50% due 9/25/2018                     2,602,270
                                       1,157,403   2005-47 Class PA, 5.50% due 9/25/2024                     1,156,577
                                       4,951,898   2005-69 Class LE, 5.50% due 11/25/2033                    4,975,669
                                                   Freddie Mac Multiclass Certificates Series :
                                       1,369,991   3068 Class VA, 5.50% due 10/15/2016                       1,378,556
                                       3,944,237   3087 Class VA, 5.50% due 3/15/2015                        3,967,252
                                       2,355,929   3137 Class XP, 6% due 4/15/2036                           2,412,899
                                       1,237,229   3138 Class PA, 5.50% due 2/15/2027                        1,241,242
                                                                                                          ------------
                                                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES - COLLATERALIZED MORTGAGE OBLIGATIONS
                                                   (COST - $24,630,525) - 5.9%                              24,629,636
                                                                                                          ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                        FACE
                                       AMOUNT      U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+         VALUE
                                   -------------   ----------------------------------------------------   ------------
                                                   Fannie Mae Guaranteed Pass-Through Certificates:
                                   USD 3,000,000   4.00% due 4/01/2022 (i)                                $  2,832,186
                                       9,000,000   4.50% due 4/15/2022 (i)                                   8,710,308
                                      44,044,876   5.00% due 4/15/2022 - 4/15/2037 (i)                      42,901,366
                                      45,368,078   5.50% due 4/15/2022 - 4/15/2037 (i)                      45,325,875
                                      21,271,991   6.00% due 2/01/2017 - 4/15/2037 (i)                      21,616,280
                                       3,436,973   6.50% due 5/01/2032 - 5/15/2037 (i)                       3,515,959
                                                   Freddie Mac Mortgage Participation Certificates:
                                       9,406,255   5.00% due 12/01/2035 - 11/01/2036                         9,093,049
                                      13,044,540   5.50% due 10/01/2034 - 5/15/2037 (i)                     12,900,700
                                       8,536,587   6.00% due 5/01/2035 - 5/15/2037 (i)                       8,602,212
                                       3,003,062   6.016% due 11/01/2036 (b)                                 3,042,652
                                          22,303   6.04% due 12/01/2036 (b)                                     22,609
                                         630,077   7.00% due 10/01/2031 - 9/01/2032                            654,502
                                         187,796   7.50% due 5/01/2032                                         195,928
                                         750,229   Ginnie Mae MBS Certificates, 6.50% due 4/15/2032 -
                                                   9/15/2034                                                   770,082
                                                                                                          ------------
                                                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES (COST - $160,471,746) - 38.1%                160,183,708
                                                                                                          ------------
                                                     NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+
COLLATERALIZED MORTGAGE
OBLIGATION - 3.7%                      2,140,517   Countrywide Alternative Loan Trust Series 2006-OC10
                                                   Class 2A1, 5.41% due 11/25/2036 (b)                       2,139,757
                                       1,069,096   Impac Secured Assets CMN Owner Trust Series 2004-3
                                                   Class 1A4, 5.72% due 11/25/2034 (b)                       1,071,210
                                       2,200,000   Impac Secured Assets CMN Owner Trust Series 2004-3
                                                   Class M1, 5.92% due 11/25/2034 (b)                        2,205,993
                                       3,316,133   JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
                                                   5.21% due 4/25/2035 (b)                                   3,265,923
                                         999,740   RMAC Plc Series 2003-NS2A Class A2C, 5.74% due
                                                   9/12/2035 (b)                                             1,000,052
                                       3,747,913   Residential Accredit Loans, Inc. Series 2005-QS12
                                                   Class A8, 5.65% due 8/25/2035 (b)                         3,744,577
                                         686,924   Structured Asset Securities Corp. Series 2005-GEL2
                                                   Class A, 5.60% due 4/25/2035 (b)                            686,543
                                       1,687,466   Structured Asset Securities Corp. Series 2005-OPT1
                                                   Class A4M, 5.67% due 11/25/2035 (b)                       1,686,910
                                                                                                          ------------
                                                                                                            15,800,965
                                                                                                          ------------
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 16.4%                     2,800,000   Banc of America Commercial Mortgage, Inc. Series
                                                   2003-2 Class A3, 4.873% due 3/11/2041                     2,766,847
                                       3,280,000   Bear Stearns Commercial Mortgage Securities Series
                                                   1998-C1 Class A2, 6.44% due 6/16/2030                     3,311,669
                                       2,800,000   Bear Stearns Commercial Mortgage Securities Series
                                                   2005-PWR8 Class A4, 4.674% due 6/11/2041                  2,683,682
                                       2,406,373   CS First Boston Mortgage Securities Corp. Series
                                                   2002-CP5 Class A1, 4.106% due 12/15/2035                  2,355,349
                                       2,360,000   CWCapital Cobalt Series 2006-C1 Class A4, 5.223% due
                                                   8/15/2048                                                 2,339,166
                                       3,010,573   Capco America Securitization Corp. Series 1998-D7
                                                   Class A1B, 6.26% due 10/15/2030                           3,042,499
                                       2,499,193   Chase Commercial Mortgage Securities Corp. Series
                                                   1999-2 Class A2, 7.198% due 1/15/2032                     2,605,974
                                       2,506,613   DLJ Commercial Mortgage Corp. Series 1998-CG1 Class
                                                   A1B, 6.41% due 6/10/2031                                  2,526,108

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                         FACE
                                        AMOUNT       NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+        VALUE
                                     -----------   ----------------------------------------------------   ------------
                                 USD   2,503,706   First Union-Lehman Brothers-Bank of America Series
                                                   1998-C2 Class A2, 6.56% due 11/18/2035                 $  2,523,809
                                       2,770,000   First Union National Bank Commercial Mortgage Series
                                                   1999-C4 Class E, 8.15% due 12/15/2031 (a)(b)              2,955,473
                                       3,275,000   First Union National Bank Commercial Mortgage Series
                                                   2001-C2 Class B, 6.819% due 1/12/2043                     3,464,362
                                       2,850,000   GS Mortgage Securities Corp. II Series 2006-GG6
                                                   Class A2, 5.506% due 4/10/2038 (b)                        2,885,429
                                       4,180,000   Greenwich Capital Commercial Funding Corp. Series
                                                   2004-GG1 Class A4, 4.755% due 6/10/2036                   4,140,686
                                       2,720,000   Greenwich Capital Commercial Funding Corp. Series
                                                   2004-GG1 Class A5, 4.883% due 6/10/2036                   2,698,071
                                       2,735,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2001-CIB2 Class A3, 6.429% due 4/15/2035           2,860,608
                                       2,300,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2006-CB17 Class A4, 5.429% due 12/12/2043          2,305,843
                                       2,660,000   LB-UBS Commercial Mortgage Trust Series 2000-C3
                                                   Class A2, 7.95% due 5/15/2025                             2,835,986
                                       2,950,000   LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                   Class A5, 4.739% due 7/15/2030                            2,839,143
                                       2,300,000   Morgan Stanley Capital I Series 2006-IQ12 Class A4,
                                                   5.332% due 12/15/2043 (b)                                 2,288,893
                                       2,556,745   Morgan Stanley Dean Witter Capital I Series
                                                   2000-LIFE Class A2, 7.57% due 11/15/2036                  2,685,425
                                       2,600,000   Mortgage Capital Funding, Inc. Series 1998-MC1 Class
                                                   E, 7.06% due 3/18/2030                                    2,625,785
                                       2,780,000   Mortgage Capital Funding, Inc. Series 1998-MC2 Class
                                                   B, 6.549% due 6/18/2030                                   2,809,288
                                       2,425,000   Salomon Brothers Mortgage Securities VII Series
                                                   2000-C1 Class A2, 7.52% due 12/18/2009                    2,545,655
                                       2,480,000   Wachovia Bank Commercial Mortgage Trust Series
                                                   2005-C20 Class A6A, 5.11% due 7/15/2042 (b)               2,467,391
                                       2,250,000   Wachovia Bank Commercial Mortgage Trust Series
                                                   2006-C28 Class A4, 5.572% due 10/15/2048                  2,280,372
                                                                                                          ------------
                                                                                                            68,843,513
                                                                                                          ------------
                                                   TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES (COST - $84,908,058) - 20.1%                  84,644,478
                                                                                                          ------------
                                                                      CORPORATE BONDS

INDUSTRY
AEROSPACE &                              640,000   Honeywell International, Inc., 5.70% due 3/15/2036          623,176
DEFENSE - 0.3%                           640,000   Raytheon Co., 8.30% due 3/01/2010                           697,568
                                                                                                          ------------
                                                                                                             1,320,744
                                                                                                          ------------
AIRLINES - 0.5%                          511,904   American Airlines, Inc. Series 2003-1, 3.857% due
                                                   1/09/2012 (g)                                               494,294
                                         600,000   Continental Airlines, Inc. Series 2002-1, 6.563% due
                                                   8/15/2013                                                   636,000
                                         940,000   Southwest Airlines Co., 7.875% due 9/01/2007                948,579
                                                                                                          ------------
                                                                                                             2,078,873
                                                                                                          ------------
BUILDING PRODUCTS - 0.1%                 245,000   Momentive Performance Materials, Inc., 10.125% due
                                                   12/01/2014 (a)(d)                                           254,800
COMMERCIAL BANKS - 1.9%                1,250,000   Barclays Bank Plc, 8.55%  (a)(f)                          1,399,737
                                         810,000   Corporacion Andina de Fomento, 6.875% due 3/15/2012         862,353
                                       4,225,000   Eksportfinans A/S, 5.125% due 10/26/2011                  4,258,318
                                 JPY 154,000,000   Kreditanstalt fuer Wiederaufbau, 0.325% due
                                                   8/08/2011 (b)                                             1,306,947
                                                                                                          ------------
                                                                                                             7,827,355
                                                                                                          ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                        FACE
INDUSTRY                               AMOUNT                         CORPORATE BONDS                         VALUE
--------                            ------------   ----------------------------------------------------   ------------
CONSUMER                            USD  665,000   MBNA America Bank NA, 4.625% due 8/03/2009             $    658,517
FINANCE - 0.2%
                                                                                                          ------------
DIVERSIFIED FINANCIAL                    780,000   Bank of America Corp., 4.875% due 9/15/2012                 770,952
SERVICES - 2.1%                        1,910,000   Citigroup, Inc., 5.625% due 8/27/2012                     1,944,598
                                       1,315,000   Citigroup, Inc., 5.50% due 2/15/2017                      1,308,137
                                       4,125,000   General Electric Capital Corp., 5% due 11/15/2011         4,112,835
                                         585,000   JPMorgan Chase & Co., 4.891% due 9/01/2015 (b)              579,770
                                                                                                          ------------
                                                                                                             8,716,292
                                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.7%                          285,000   Deutsche Telekom International Finance BV, 8.25% due
                                                   6/15/2030                                                   353,017
                                       1,620,000   GTE Corp., 6.84% due 4/15/2018                            1,753,085
                                         705,000   Telecom Italia Capital SA, 6% due 9/30/2034                 638,396
                                                                                                          ------------
                                                                                                             2,744,498
                                                                                                          ------------
ELECTRIC                                 285,000   Jersey Central Power & Light Co., 6.40% due
UTILITIES - 0.6%                                   5/15/2036                                                   292,966
                                         575,000   Nevada Power Co., 6.65% due 4/01/2036                       599,212
                                         780,000   Sierra Pacific Power Co., 6% due 5/15/2016                  790,865
                                         740,000   Southern California Edison Co., 5.625% due 2/01/2036        716,771
                                                                                                          ------------
                                                                                                             2,399,814
                                                                                                          ------------
HEALTH CARE EQUIPMENT &
SUPPLIES - 0.1%                          495,000   The Cooper Cos., Inc., 7.125% due 2/15/2015 (a)             502,425
                                                                                                          ------------
HEALTH CARE PROVIDERS &
SERVICES - 0.1%                          540,000   UnitedHealth Group, Inc., 5.80% due 3/15/2036               520,212
                                                                                                          ------------
INDUSTRIAL                               800,000   Hutchison Whampoa International (03/33) Ltd., 7.45%
CONGLOMERATES - 0.2%                               due 11/24/2033 (a)                                          921,280
                                                                                                          ------------
INSURANCE - 0.7%                         805,000   American International Group, Inc., 6.25% due
                                                   5/01/2036                                                   844,953
                                         470,000   Lincoln National Corp., 7% due 5/17/2066 (b)                492,514
                                         895,000   MetLife, Inc., 6.40% due 12/15/2066                         873,872
                                         830,000   The Travelers Cos., Inc., 6.25% due 3/15/2067 (b)           819,706
                                                                                                          ------------
                                                                                                             3,031,045
                                                                                                          ------------
MEDIA - 1.8%                           1,055,000   Comcast Corp., 6.50% due 1/15/2017                        1,113,448
                                         800,000   Comcast Corp., 6.45% due 3/15/2037                          800,912
                                         660,000   Cox Communications, Inc., 7.125% due 10/01/2012             711,535
                                         220,000   Idearc, Inc., 8% due 11/15/2016 (a)                         226,325
                                         330,000   News America Holdings, 9.25% due 2/01/2013                  391,465
                                         890,000   News America, Inc., 6.40% due 12/15/2035                    885,261
                                         555,000   News America, Inc., 6.75% due 1/09/2038                     586,442
                                       1,790,000   Time Warner Companies, Inc., 9.125% due 1/15/2013         2,097,678
                                         885,000   Time Warner, Inc., 5.875% due 11/15/2016                    892,368
                                                                                                          ------------
                                                                                                             7,705,434
                                                                                                          ------------
MULTI-UTILITIES - 0.1%                   365,000   Xcel Energy, Inc., 6.50% due 7/01/2036                      383,679
                                                                                                          ------------
OFFICE ELECTRONICS - 0.2%                915,000   Xerox Corp., 6.40% due 3/15/2016                            941,100
                                                                                                          ------------
OIL, GAS & CONSUMABLE
FUELS - 1.7%                           1,375,000   Anadarko Petroleum Corp., 6.45% due 9/15/2036             1,360,627
                                         695,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)             691,599
                                         990,000   Northwest Pipeline Corp., 7% due 6/15/2016                1,060,538
                                       3,350,000   Pemex Project Funding Master Trust, 6.655% due
                                                   6/15/2010 (a)(b)                                          3,435,425
                                         530,000   Sabine Pass LNG LP, 7.50% due 11/30/2016 (a)                533,975
                                         135,000   Tennessee Gas Pipeline Co., 7% due 10/15/2028               144,540
                                                                                                          ------------
                                                                                                             7,226,704
                                                                                                          ------------
PHARMACEUTICALS - 0.3%                   675,000   Bristol-Myers Squibb Co., 5.875% due 11/15/2036             661,500
                                         790,000   Wyeth, 6% due 2/15/2036                                     785,638
                                                                                                          ------------
                                                                                                             1,447,138
                                                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS
(REITS) - 0.2%                           775,000   Nationwide Health Properties, Inc., 6.59%
                                                   due 7/07/2038                                               789,434
                                                                                                          ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                       FACE
INDUSTRY                              AMOUNT                          CORPORATE BONDS                         VALUE
--------                          --------------   ----------------------------------------------------   ------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.9%                  USD    460,000   Freescale Semiconductor, Inc., 9.125% due 12/15/2014
                                                   (a)(d)                                                 $    456,550
                                          60,000   Freescale Semiconductor, Inc., 9.23% due 12/15/2014
                                                   (a)(b)                                                       59,850
                                       3,250,000   International Rectifier Corp., 4.25% due 7/15/2007
                                                   (e)                                                       3,229,687
                                                                                                          ------------
                                                                                                             3,746,087
                                                                                                          ------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%                          365,000   Sprint Capital Corp., 8.75% due 3/15/2032                   430,524
                                                                                                          ------------
                                                   TOTAL CORPORATE BONDS
                                                   (COST - $53,445,735) - 12.8%                             53,645,955
                                                                                                          ------------
                                                              FOREIGN GOVERNMENT OBLIGATIONS

                                       1,065,000   Argentina Bonos, 5.475% due 8/03/2012 (b)(g)              1,011,294
                                  JPY125,700,000   Finland Government International Bond, 0.30% due
                                                   10/18/2007                                                1,063,818
                                  USD    596,000   Mexico Government International Bond, 6.375% due
                                                   1/16/2013                                                   628,482
                                         565,000   Mexico Government International Bond, 5.875% due
                                                   1/15/2014                                                   581,950
                                                                                                          ------------
                                                   TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                   (COST - $3,228,832) - 0.8%                                3,285,544
                                                                                                          ------------
                                                                   PREFERRED SECURITIES

                                                                      CAPITAL TRUSTS

Commercial Banks - 0.1%                  665,000   BAC Capital Trust VI, 5.625% due 3/08/2035                  617,819
                                                                                                          ------------
OIL, GAS & CONSUMABLE FUELS -            560,000   Pemex Project Funding Master Trust, 7.375%
 0.2%                                              due 12/15/2014                                              618,520
                                                                                                          ------------
                                                   TOTAL CAPITAL TRUSTS
                                                   (COST - $1,244,678) - 0.3%                                1,236,339
                                                                                                          ------------

                                        SHARES
                                         HELD                        PREFERRED STOCKS
                                     -----------   ----------------------------------------------------
THRIFTS & MORTGAGE FINANCE -              38,800   Fannie Mae Series O, 7% (b)                               2,037,000
0.5%
                                                                                                          ------------
                                                   TOTAL PREFERRED STOCKS
                                                   (COST - $2,158,250) - 0.5%                                2,037,000
                                                                                                          ------------

                                    FACE AMOUNT                       TRUST PREFERRED
                                   -------------   ----------------------------------------------------
Commercial                         USD   550,000   SunTrust Capital VIII, 6.10% due 12/01/2066 (b)             515,205
Banks - 0.1%
                                                                                                          ------------
                                                   TOTAL TRUST PREFERRED
                                                   (COST - $541,101) - 0.1%                                    515,205
                                                                                                          ------------
                                                   TOTAL PREFERRED SECURITIES
                                                   (COST - $3,944,029) - 0.9%                                3,788,544
                                                                                                          ------------
                                                                   SHORT-TERM SECURITIES
                                                   ----------------------------------------------------
U.S. GOVERNMENT AGENCY                38,800,000   Federal Home Loan Bank System, 4.97% due 4/02/2007       38,800,000
OBLIGATIONS** - 9.2%
                                                                                                          ------------
                                                   TOTAL SHORT-TERM SECURITIES
                                                   (COST - $38,800,000) - 9.2%                              38,800,000
                                                                                                          ------------

                                      NUMBER OF
                                      CONTRACTS                      OPTIONS PURCHASED
                                     -----------   ----------------------------------------------------
PUT OPTIONS - 0.0%                           150   10-Year U.S. Treasury Bonds, expiring May 2007@ USD
                                                   105                                                           4,687
                                                                                                          ------------
                                                   TOTAL OPTIONS PURCHASED
                                                   (PREMIUMS PAID - $56,748) - 0.0%                              4,687
                                                                                                          ------------
                                                   TOTAL INVESTMENTS  (COST - $532,075,425*)  - 126.8%     532,832,735
                                                   LIABILITIES IN EXCESS OF OTHER ASSETS - (26.8%)        (112,613,251)
                                                                                                          ------------
                                                   NET ASSETS - 100.0%                                    $420,219,484
                                                                                                          ============

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $533,192,108
                                ============
Gross unrealized appreciation   $  2,454,267
Gross unrealized depreciation     (2,813,640)
                                ------------
Net unrealized depreciation     $   (359,373)
                                ============

** Certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

+ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)  Floating rate security.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(e)  Convertible security.

(f)  The security is a perpetual bond and has no stated maturity date.

(g)  Subject to principal paydowns.

(h) Represents the interest only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(i) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing and/or selling securities for which all specific information is not available at this time.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Financial futures contracts purchased as of March 31, 2007 were as follows:

                                                   EXPIRATION       FACE       UNREALIZED
NUMBER OF CONTRACTS              ISSUE                DATE         VALUE      DEPRECIATION
-------------------   --------------------------   ----------   -----------   ------------
37                    EuroDollar futures            June 2007   $ 5,741,107    $ (61,042)
203                   3-Year Australian Bond        June 2007   $16,449,056      (86,450)
93                    30-Year U.S. Treasury Bond    June 2007   $10,520,649     (174,399)
                                                                               ---------
TOTAL UNREALIZED DEPRECIATION                                                  $(321,891)
                                                                               =========

-    Financial futures contracts sold as of March 31, 2007 were as follows:

                                                                                    UNREALIZED
                                                     EXPIRATION         FACE       APPRECIATION
NUMBER OF CONTRACTS              ISSUE                  DATE           VALUE      (DEPRECIATION)
-------------------   --------------------------   --------------   -----------   -------------
127                   EuroDollar Futures           September 2007   $30,212,886     $ 74,198
89                    2-Year U.S. Treasury Note         June 2007   $18,213,397      (21,868)
304                   5-Year U.S. Treasury Bond         June 2007   $32,153,415       (8,835)
142                   10-Year U.S. Treasury Bond        June 2007   $15,375,736       21,986
                                                                                    --------
TOTAL UNREALIZED APPRECIATION - NET                                                 $ 65,481
                                                                                    ========

-    Swap contracts outstanding as of March 31, 2007 were as follows:

                                                                                    UNREALIZED
                                                                      NOTIONAL     APPRECIATION
                                                                       AMOUNT     (DEPRECIATION)
                                                                    -----------   -------------
Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.06%
Broker,  UBS Warburg
Expires  June 2007                                                  $79,750,000              --

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                                 UNREALIZED
                                                                   NOTIONAL     APPRECIATION
                                                                    AMOUNT     (DEPRECIATION)
                                                                 -----------   --------------
Sold credit default protection on Comcast Cable
Communications, Inc. and receive 1.15%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2008                                           $ 1,980,000      $  31,756

Receive a fixed rate of 3.401% and pay 3.875% on Treasury
Inflation Protected Securities (TIPS) adjusted principal
Broker, JPMorgan Chase
Expires January 2009                                             $ 4,062,000        (53,315)

Receive a fixed rate of 5.2725% and pay a floating rate
based on 3-month LIBOR
Broker, Citibank, N.A
Expires October 2009                                             $14,000,000         98,879

Bought credit default protection on Sara Lee Corp.
and pay 0.57%
Broker, Lehman Brothers Special Finance
Expires December 2010                                            $ 1,395,000        (17,408)

Bought credit default protection on RadioShack Corp.
and pay 1.16%
Broker, UBS Warburg
Expires December 2010                                            $ 1,355,000        (14,446)

Bought credit default protection on Limited Brands, Inc.
and pay 1.065%
Broker, UBS Warburg
Expires December 2010                                            $ 1,355,000        (34,074)

Receive a fixed rate of 4.17% and pay 3.50% on Treasury
Inflation Protected Securities (TIPS) adjusted principal
Broker, Morgan Stanley Capital Services Inc.
Expires January 2011                                             $ 3,500,000       (157,720)

Bought credit default protection on Sara Lee Corp.
and pay 0.604%
Broker, JPMorgan Chase
Expires March 2011                                               $ 1,225,000        (16,899)

Bought credit default protection on Limited Brands, Inc.
and pay 0.73%
Broker, Lehman Brothers Special Finance
Expires March 2011                                               $ 1,225,000        (15,785)

Bought credit default protection on Computer Sciences
Corp. and pay 0.88%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2011                                                $ 1,185,000        (25,809)

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                                 UNREALIZED
                                                                  NOTIONAL      APPRECIATION
                                                                   AMOUNT      (DEPRECIATION)
                                                                ------------   --------------
Receive a fixed rate of 5.035% and pay a floating rate
based on 3-month LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires November 2011                                           $ 13,000,000      $  26,490

Bought credit default protection on Eastman Chemical Co.
and pay 0.68%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2013                                           $ 1,170,000         (7,524)

Pay a fixed rate of 5.071% and receive a floating rate
based on 3-month LIBOR
Broker, UBS Warburg
Expires March 2017                                              $ 10,000,000        80,119

Receive a fixed rate of 5.10% and pay a floating rate
based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires March 2017                                              $ 11,800,000       (68,097)

Receive a fixed rate of 5.411% and pay a floating rate
based on 3-month LIBOR
Broker, JPMorgan Chase
Expires August 2022                                              $ 9,930,000        96,080
                                                                                 ---------
TOTAL                                                                            $ (77,753)
                                                                                 =========

-   Currency Abbreviations:

JPY   Japanese Yen
USD   U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                                                                 INTEREST   MATURITY
                                 FACE AMOUNT                         ISSUE                         RATE*      DATE         VALUE
                                 -----------                         -----                       --------  ----------  ------------
CERTIFICATES OF DEPOSIT - 14.0%  $12,000,000  American Express Bank, FSB                           5.27%    4/10/2007  $ 12,000,000
                                  12,000,000  First Tennessee Bank, NA                             5.31     4/11/2007    11,999,958
                                  12,000,000  M&I Marshall & Ilsley Bank                            5.3     4/16/2007    11,999,523
                                                                                                                       ------------
                                              TOTAL CERTIFICATES OF DEPOSIT (COST -
                                              $36,000,000)                                                               35,999,481
                                                                                                                       ------------
COMMERCIAL PAPER - 68.8%           2,500,000  Amstel Funding Corp.                                 5.28     4/18/2007     2,494,133
                                   4,500,000  Aspen Funding Corp.                                  5.24     5/16/2007     4,472,488
                                   3,200,000  Atlantis One Funding Corp.                          5.235     6/18/2007     3,163,949
                                   4,000,000  BA Emerald Note Program                              5.25     5/16/2007     3,975,591
                                   3,000,000  Bank of America Corp.                               5.203     7/25/2007     2,950,182
                                  10,000,000  The Bear Stearns Cos., Inc.                          5.22     6/01/2007     9,912,330
                                   1,000,000  The Bear Stearns Cos., Inc.                          5.18     8/10/2007       981,113
                                     500,000  Beethoven Funding Corp.                             5.275     4/04/2007       499,853
                                   1,150,000  Beethoven Funding Corp.                             5.255     4/25/2007     1,146,311
                                   2,000,000  Brahms Funding Corp.                                 5.28     4/25/2007     1,993,253
                                   2,900,000  Bryant Park Funding LLC                              5.26     4/17/2007     2,893,644
                                   9,000,000  Cancara Asset Securitization Ltd.                    5.24     4/04/2007     8,997,495
                                   8,000,000  CIT Group Inc.                                       5.24     4/26/2007     7,973,254
                                   5,000,000  CIT Group Inc.                                       5.25     4/27/2007     4,982,573
                                   7,000,000  Citigroup Funding Inc.                               5.26     5/16/2007     6,957,366
                                   2,000,000  Citigroup Funding Inc.                               5.25     5/21/2007     1,985,996
                                  10,200,000  Fairway Finance Co., LLC                             5.27     4/20/2007    10,173,123
                                   3,973,000  Govco Inc.                                          5.235     6/13/2007     3,931,093
                                   5,500,000  Grampian Funding Ltd.                               5.145     8/03/2007     5,401,566
                                   2,000,000  Grampian Funding Ltd.                               5.205     8/07/2007     1,963,064
                                   4,500,000  Grampian Funding Ltd.                                5.17     8/31/2007     4,400,473
                                   3,000,000  Greenwich Capital Holdings, Inc.                      5.2     8/14/2007     2,941,977
                                   5,000,000  Landale Funding LLC                                  5.25     5/15/2007     4,969,042
                                   5,000,000  Lexington Parker Capital Co., LLC                    5.14     8/10/2007     4,905,150
                                   8,900,000  Links Finance LLC                                    5.24     5/16/2007     8,845,587
                                   3,000,000  MetLife, Inc.                                        5.22     6/05/2007     2,971,944
                                  13,000,000  Morgan Stanley (a)                                  5.488     5/16/2007    13,000,000
                                   1,000,000  Newport Funding Corp.                                5.24     4/23/2007       996,976
                                   5,919,000  Nieuw Amsterdam Receivables Corp.                   5.275     4/10/2007     5,912,062
                                   3,900,000  Polonius Inc.                                        5.29     4/16/2007     3,891,977
                                   3,500,000  Sedna Finance Inc.                                    5.2     7/30/2007     3,439,478
                                   9,000,000  Simba Funding Corp.                                  5.24     6/13/2007     8,905,068
                                   4,000,000  Simba Funding Corp.                                  5.24     6/18/2007     3,954,936
                                   2,000,000  Solitaire Funding LLC                                5.24     5/08/2007     1,989,633
                                   1,000,000  Solitaire Funding LLC                               5.235     6/08/2007       990,171
                                   3,000,000  Stony Point Capital Co., LLC                         5.33     4/20/2007     2,992,005

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                                                                 INTEREST   MATURITY
                                 FACE AMOUNT                         ISSUE                         RATE*      DATE         VALUE
                                 -----------                         -----                       --------  ----------  ------------
                                 $   720,000  Tango Finance Corp.                                  5.24%    6/18/2007  $    711,888
                                   1,900,000  Valcour Bay Capital Co. LLC                          5.31     4/12/2007     1,897,197
                                   6,000,000  Versailles CDS, LLC                                  5.27     4/04/2007     5,998,243
                                   6,250,000  Versailles CDS, LLC                                  5.25     5/14/2007     6,212,203
                                                                                                                       ------------
                                              TOTAL COMMERCIAL PAPER (COST - $176,772,565)                              176,774,387
                                                                                                                       ------------
FUNDING AGREEMENTS - 3.9%          5,000,000  Metropolitan Life Insurance Co. (a)(b)               5.40     4/02/2007     5,000,000
                                   5,000,000  New York Life Insurance Co. (a)(b)                   5.37     5/25/2007     5,000,000
                                                                                                                       ------------
                                              TOTAL FUNDING AGREEMENTS (COST - $10,000,000)                              10,000,000
                                                                                                                       ------------
MEDIUM-TERM NOTES - 6.9%           8,695,000  General Electric Capital Corp. (a)                  5.445    10/17/2007     8,695,000
                                   4,100,000  Goldman Sachs Group, Inc. (a)                        5.37     3/14/2008     4,100,000
                                   1,500,000  MetLife Global Funding I (a)                         5.35     4/04/2008     1,500,000
                                   1,750,000  MetLife Global Funding I (a)                         5.41     4/15/2008     1,750,000
                                   1,700,000  Principal Life Income Funding Trusts (a)             5.36    12/07/2007     1,700,691
                                                                                                                       ------------
                                              TOTAL MEDIUM-TERM NOTES (COST - $17,745,691)                               17,745,691
                                                                                                                       ------------
U.S. GOVERNMENT, AGENCY, &         1,800,000  Fannie Mae                                           4.15     7/13/2007     1,794,337
INSTRUMENTALITY OBLIGATIONS -
NON-DISCOUNT - 5.8%                2,350,000  Fannie Mae                                          4.875     1/11/2008     2,345,023
                                     800,000  Fannie Mae                                           4.96     2/08/2008       798,922
                                   1,000,000  Federal Home Loan Bank System                        4.00     6/13/2007       997,318
                                   1,500,000  Federal Home Loan Bank System                        4.00     6/22/2007     1,495,722
                                     800,000  Federal Home Loan Bank System                        4.21     9/14/2007       796,162
                                   1,300,000  Freddie Mac                                          4.45     9/28/2007     1,294,968
                                     600,000  Freddie Mac                                         4.595    10/05/2007       598,040
                                   1,000,000  Freddie Mac                                         4.625    10/05/2007       996,882
                                     900,000  Freddie Mac                                         4.655    10/11/2007       897,260
                                   1,000,000  Freddie Mac                                         4.705    10/11/2007       997,210
                                   1,000,000  Freddie Mac                                          4.75    10/24/2007       996,883
                                     900,000  U.S. Treasury Notes                                 4.375     1/31/2008       895,676
                                                                                                                       ------------
                                              TOTAL U.S. GOVERNMENT, AGENCY & INSTRUMENTALITY
                                              OBLIGATIONS - NON-DISCOUNT (COST - $14,943,803)                            14,904,403
                                                                                                                       ------------
REPURCHASE AGREEMENTS - 0.8%       2,105,000  Deutsche Bank Securities, Inc., purchased on
                                              3/30/2007 to yield  5.33% to 4/02/2007,
                                              repurchase price $2,105,935 collateralized by
                                              FHLB, 5.125% due 2/22/2008                                                  2,105,000
                                                                                                                       ------------
                                              TOTAL REPURCHASE AGREEMENTS (COST - $2,105,000)                             2,105,000
                                                                                                                       ------------
                                              TOTAL INVESTMENTS  (COST - $257,567,059**)
                                              - 100.2%                                                                  257,528,962
                                              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)                               (550,696)
                                                                                                                       ------------
                                              NET ASSETS - 100.0%                                                      $256,978,266
                                                                                                                       ============

* Commercial Paper and certain U.S. Government, Agency and Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rates securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at March 31, 2007.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

**   Cost for federal income tax purposes.

(a)  Floating rate security.

(b) Restricted securities as to resale, representing 3.9% of net assets were as follows:

ISSUE                                                  ACQUISITION DATES       COST         VALUE
-----                                                  -----------------   -----------   -----------
Metropolitan Life Insurance Co., 5.40% due 4/02/2007       4/03/2006       $ 5,000,000   $ 5,000,000
New York Life Insurance Co., 5.37% due 5/25/2007           5/26/2006       $ 5,000,000   $ 5,000,000
                                                                           -----------   -----------
TOTAL                                                                      $10,000,000   $10,000,000
                                                                           ===========   ===========

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK FUNDAMENTAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                           VALUE
--------                                          ----------   -------------                                       ------------
AEROSPACE & DEFENSE - 3.7%                            24,700   Lockheed Martin Corp.                               $  2,396,394
                                                      25,700   United Technologies Corp.                              1,670,500
                                                                                                                   ------------
                                                                                                                      4,066,894
                                                                                                                   ------------
BEVERAGES - 1.7%                                      29,900   PepsiCo, Inc.                                          1,900,444
                                                                                                                   ------------
BIOTECHNOLOGY - 3.7%                                  31,500   Genentech, Inc. (c)                                    2,586,780
                                                      18,900   Gilead Sciences, Inc. (c)                              1,445,850
                                                                                                                   ------------
                                                                                                                      4,032,630
                                                                                                                   ------------
CAPITAL MARKETS - 4.5%                                90,600   The Charles Schwab Corp.                               1,657,074
                                                      14,700   Franklin Resources, Inc.                               1,776,201
                                                      23,800   State Street Corp.                                     1,541,050
                                                                                                                   ------------
                                                                                                                      4,974,325
                                                                                                                   ------------
CHEMICALS - 5.1%                                      19,900   Air Products & Chemicals, Inc.                         1,470,411
                                                      30,900   Monsanto Co.                                           1,698,264
                                                      37,200   Nalco Holding Co.                                        889,080
                                                      24,100   Praxair, Inc.                                          1,517,336
                                                                                                                   ------------
                                                                                                                      5,575,091
                                                                                                                   ------------
COMMUNICATIONS EQUIPMENT - 5.8%                      142,300   Cisco Systems, Inc. (c)                                3,632,919
                                                      33,800   Corning, Inc. (c)                                        768,612
                                                      46,400   QUALCOMM, Inc.                                         1,979,424
                                                                                                                   ------------
                                                                                                                      6,380,955
                                                                                                                   ------------
COMPUTERS & PERIPHERALS - 3.5%                        12,400   Apple Computer, Inc. (c)                               1,152,084
                                                     153,100   EMC Corp. (c)                                          2,120,435
                                                      22,700   Seagate Technology                                       528,910
                                                                                                                   ------------
                                                                                                                      3,801,429
                                                                                                                   ------------
CONSTRUCTION & ENGINEERING - 1.3%                      8,300   Fluor Corp.                                              744,676
                                                      13,600   Jacobs Engineering Group, Inc. (c)                       634,440
                                                                                                                   ------------
                                                                                                                      1,379,116
                                                                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 3.6%                  2,500   Chicago Mercantile Exchange Holdings, Inc.             1,331,150
                                                      24,800   Citigroup, Inc.                                        1,273,232
                                                      28,600   JPMorgan Chase & Co.                                   1,383,668
                                                                                                                   ------------
                                                                                                                      3,988,050
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 1.7%                           44,100   Emerson Electric Co.                                   1,900,269
                                                                                                                   ------------
ENERGY EQUIPMENT & SERVICES - 8.7%                    16,400   Baker Hughes, Inc.                                     1,084,532
                                                      10,500   Cameron International Corp. (c)                          659,295
                                                       9,700   FMC Technologies, Inc. (c)                               676,672
                                                      24,100   Grant Prideco, Inc. (c)                                1,201,144
                                                      38,600   Halliburton Co.                                        1,225,164
                                                      15,700   National Oilwell Varco, Inc. (c)                       1,221,303
                                                      28,800   Schlumberger Ltd.                                      1,990,080
                                                      15,400   Transocean, Inc. (c)                                   1,258,180
                                                       5,700   Weatherford International Ltd. (c)                       257,070
                                                                                                                   ------------
                                                                                                                      9,573,440
                                                                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%               13,100   Alcon, Inc.                                            1,726,842
                                                       7,100   Intuitive Surgical, Inc. (c)                             863,147
                                                      12,000   Varian Medical Systems, Inc. (c)                         572,280
                                                                                                                   ------------
                                                                                                                      3,162,269
                                                                                                                   ------------
HOTELS, RESTAURANTS & LEISURE - 5.8%                  24,800   International Game Technology                          1,001,424
                                                      31,600   McDonald's Corp.                                       1,423,580

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK FUNDAMENTAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                           VALUE
--------                                          ----------   -------------                                       ------------
                                                      98,500   Starbucks Corp. (c)                                 $  3,088,960
                                                      14,000   Yum! Brands, Inc.                                        808,640
                                                                                                                   ------------
                                                                                                                      6,322,604
                                                                                                                   ------------
HOUSEHOLD PRODUCTS - 2.5%                             44,400   The Procter & Gamble Co.                               2,804,304
                                                                                                                   ------------
IT SERVICES - 4.1%                                    17,900   Cognizant Technology Solutions Corp. (c)               1,580,033
                                                      29,000   Infosys Technologies Ltd.                              1,346,850
                                                      63,100   Satyam Computer Services Ltd.                            682,827
                                                      29,500   Tata Consultancy Services Ltd.                           837,423
                                                                                                                   ------------
                                                                                                                      4,447,133
                                                                                                                   ------------
INDUSTRIAL CONGLOMERATES - 4.7%                      109,900   General Electric Co.                                   3,886,064
                                                      14,400   Textron, Inc.                                          1,293,120
                                                                                                                   ------------
                                                                                                                      5,179,184
                                                                                                                   ------------
INSURANCE - 2.4%                                      39,500   American International Group, Inc.                     2,655,190
                                                                                                                   ------------
INTERNET SOFTWARE & SERVICES - 5.3%                   25,600   Akamai Technologies, Inc. (c)                          1,277,952
                                                       6,600   Google, Inc. Class A (c)                               3,023,856
                                                      49,600   Yahoo! Inc. (c)                                        1,551,984
                                                                                                                   ------------
                                                                                                                      5,853,792
                                                                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES - 2.9%                 10,600   Covance, Inc. (c)                                        629,004
                                                      53,500   Thermo Fisher Scientific, Inc. (c)                     2,501,125
                                                                                                                   ------------
                                                                                                                      3,130,129
                                                                                                                   ------------
MEDIA - 3.0%                                          64,500   Comcast Corp. Class A (c)                              1,673,775
                                                      48,300   Walt Disney Co.                                        1,662,969
                                                                                                                   ------------
                                                                                                                      3,336,744
                                                                                                                   ------------
METALS & MINING - 0.6%                                 6,300   Allegheny Technologies, Inc.                             672,147
                                                                                                                   ------------
MULTILINE RETAIL - 2.9%                               13,700   JC Penney Co., Inc.                                    1,125,592
                                                      19,200   Nordstrom, Inc.                                        1,016,448
                                                      17,900   Target Corp.                                           1,060,754
                                                                                                                   ------------
                                                                                                                      3,202,794
                                                                                                                   ------------
OIL, GAS & CONSUMABLE FUELS - 2.6%                    38,300   Exxon Mobil Corp.                                      2,889,735
                                                                                                                   ------------
PHARMACEUTICALS - 2.6%                                10,500   Novartis AG (a)                                          573,615
                                                      19,600   Novartis AG Registered Shares                          1,124,240
                                                       6,400   Roche Holding AG                                       1,132,371
                                                                                                                   ------------
                                                                                                                      2,830,226
                                                                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%       18,800   Nvidia Corp. (c)                                         541,064
                                                                                                                   ------------
SOFTWARE - 4.0%                                       30,300   Adobe Systems, Inc. (c)                                1,263,510
                                                      24,200   Electronic Arts, Inc. (c)                              1,218,712
                                                     103,900   Oracle Corp. (c)                                       1,883,707
                                                                                                                   ------------
                                                                                                                      4,365,929
                                                                                                                   ------------
SPECIALTY RETAIL - 1.2%                               50,850   Staples, Inc.                                          1,313,964
                                                                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS - 3.8%               50,200   Coach, Inc. (c)                                        2,512,510
                                                      15,400   Nike, Inc. Class B                                     1,636,404
                                                                                                                   ------------
                                                                                                                      4,148,914
                                                                                                                   ------------
TOBACCO - 1.5%                                        18,900   Altria Group, Inc.                                     1,659,609
                                                                                                                   ------------
                                                               TOTAL COMMON STOCKS  (COST - $96,193,484) - 96.6%    106,088,374
                                                                                                                   ============

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK FUNDAMENTAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  BENEFICIAL
                                                   INTEREST    SHORT-TERM SECURITIES                                   VALUE
                                                  ----------   ---------------------                               ------------
                                                  $2,068,345   BlackRock Liquidity Series, LLC Cash Sweep
                                                               Series, 5.26% (b)(d)                                $  2,068,345
                                                                                                                   ------------
                                                               TOTAL SHORT-TERM SECURITIES
                                                               (COST - $2,068,345) - 1.9%                             2,068,345
                                                                                                                   ------------
                                                               TOTAL INVESTMENTS (COST - $98,261,829*) - 98.5%      108,156,719
                                                               OTHER ASSETS LESS LIABILITIES - 1.5%                   1,695,029
                                                                                                                   ------------
                                                               NET ASSETS - 100.0%                                 $109,851,748
                                                                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                                    $98,496,883
                                                  ===========
Gross unrealized appreciation                     $10,906,978
Gross unrealized depreciation                      (1,247,142)
                                                  -----------
Net unrealized appreciation                       $ 9,659,836
                                                  ===========

(a)  Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                     INTEREST
AFFILIATE                                             NET ACTIVITY    INCOME
---------                                             ------------   ---------
BlackRock Liquidity Series, LLC Cash Sweep Series      $ 1,237,554    $38,506
BlackRock Liquidity Series, LLC Money Market Series    $(1,088,000)   $   568

(c)  Non-income producing security.

(d)  Represents the current yield as of March 31, 2007.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
AUSTRALIA - 1.2%        BEVERAGES - 0.0%                         53,100   Coca-Cola Amatil Ltd.                        $    378,077
                                                                                                                       ------------
                        CAPITAL MARKETS - 0.2%                   21,100   Macquarie Bank Ltd.                             1,412,710
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.2%                  51,713   National Australia Bank Ltd.                    1,690,391
                                                                                                                       ------------
                        METALS & MINING - 0.4%                   55,000   BHP Billiton Ltd.                               1,330,121
                                                                 21,000   Newcrest Mining Ltd.                              404,219
                                                                 15,700   Rio Tinto Ltd.                                  1,001,114
                                                                 50,600   Zinifex Ltd.                                      646,041
                                                                                                                       ------------
                                                                                                                          3,381,495
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.1%       18,600   Woodside Petroleum Ltd.                           594,296
                        PAPER & FOREST PRODUCTS - 0.0%           78,400   Great Southern Plantations Ltd.                   128,136
                        TRANSPORTATION                          108,000   Macquarie Airports Group                          348,658
                        INFRASTRUCTURE - 0.3%                   363,900   Macquarie Infrastructure Group                  1,130,618
                                                                271,300   Sydney Roads Group                                296,337
                                                                 77,000   Transurban Group                                  483,454
                                                                                                                       ------------
                                                                                                                          2,259,067
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN AUSTRALIA                9,844,172
                                                                                                                       ------------
AUSTRIA - 0.0%          DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.0%                           5,900   Telekom Austria AG                                147,463
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN AUSTRIA                    147,463
                                                                                                                       ------------
BELGIUM - 0.1%          LEISURE EQUIPMENT &
                        PRODUCTS - 0.1%                          34,000   AGFA-Gevaert NV                                   767,122
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN BELGIUM                    767,122
                                                                                                                       ------------
BRAZIL - 1.6%           COMMERCIAL BANKS - 0.0%                   4,200   Uniao de Bancos Brasileiros SA (i)                367,332
                                                                                                                       ------------
                        CONSTRUCTION & ENGINEERING - 0.1%        29,500   Obrascon Huarte Lain Brasil SA (j)                425,254
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.0%                 7,100   Companhia Energetica de Minas Gerais (i)          345,415
                                                                                                                       ------------
                        FOOD & STAPLES RETAILING - 0.0%       6,840,400   Cia Brasileira de Distribuicao Grupo Pao
                                                                          de Acucar                                         199,206
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.1%                     22,000   Cosan SA Industria e Comercio (j)                 398,291
                                                                                                                       ------------
                        HOUSEHOLD DURABLES - 0.0%                 6,200   Gafisa SA                                          78,241
                                                                                                                       ------------
                        LEISURE EQUIPMENT &
                        PRODUCTS - 0.0%                          12,300   Localiza Rent A Car SA                            376,409
                                                                                                                       ------------
                        METALS & MINING - 0.2%                   39,000   Companhia Vale do Rio Doce (Preference 'A'
                                                                          Shares) (i)                                     1,219,920
                                                                 13,600   Usinas Siderurgicas de Minas Gerais SA
                                                                          (Preference 'A' Shares)                           658,646
                                                                                                                       ------------
                                                                                                                          1,878,566
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.8%       72,100   Petroleo Brasileiro SA (i)                      6,832,279
                                                                                                                       ------------
                        ROAD & RAIL - 0.1%                       67,000   All America Latina Logistica SA                   812,338
                                                                                                                       ------------
                        SOFTWARE - 0.1%                          41,900   Datasul (j)                                       454,528
                                                                                                                       ------------
                        WATER UTILITIES - 0.1%                   30,900   Cia de Saneamento de Minas Gerais                 395,942
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                         123,100   Vivo Participacoes SA (i)                         432,081
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN BRAZIL                  12,995,882
                                                                                                                       ------------
CANADA - 1.2%           COMMUNICATIONS EQUIPMENT - 0.1%          34,300   Nortel Networks Corp. (j)                         824,915
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.0%                             900   BCE, Inc.                                          25,452

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        INSURANCE - 0.0%                            600   Sun Life Financial, Inc.                     $     27,240
                                                                                                                       ------------
                        METALS & MINING - 0.6%                  101,800   Alamos Gold, Inc. (j)                             648,099
                                                                 19,286   Barrick Gold Corp.                                550,615
                                                                160,000   GPJ Acquisition Co. Ltd. (j)                      145,518
                                                                224,185   Kinross Gold Corp. (j)                          3,094,103
                                                                                                                       ------------
                                                                                                                          4,438,335
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.2%       18,200   Petro-Canada Inc.                                 711,763
                                                                 11,200   Suncor Energy, Inc. (i)                           855,120
                                                                 13,800   Talisman Energy, Inc.                             242,172
                                                                                                                       ------------
                                                                                                                          1,809,055
                                                                                                                       ------------
                        ROAD & RAIL - 0.3%                       30,000   Canadian Pacific Railway Ltd.                   1,687,744
                                                                 13,900   Canadian Pacific Railway Ltd. (US)                784,655
                                                                                                                       ------------
                                                                                                                          2,472,399
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN CANADA                   9,597,396
                                                                                                                       ------------
CHILE - 0.1%            COMMERCIAL BANKS - 0.1%                  15,800   Banco Santander Chile SA (i)                      787,946
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.0%                20,000   Enersis SA (i)                                    325,800
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN CHILE                    1,113,746
                                                                                                                       ------------
CHINA - 1.2%            AUTOMOBILES - 0.0%                      494,000   Denway Motors Ltd.                                215,593
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.0%                          17,100   China Communications Services Corp.
                                                                          Ltd. (j)                                           11,577
                                                                                                                       ------------
                        ELECTRICAL EQUIPMENT - 0.1%           1,391,400   Shanghai Electric Group Corp.                     649,979
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.1%                  1,234,700   Chaoda Modern Agriculture Holdings Ltd.           865,957
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 0.4%         989,900   Beijing Enterprises Holdings Ltd.               2,521,151
                                                                139,300   Shanghai Industrial Holdings Ltd.                 321,619
                                                                901,000   Tianjin Development Holdings Ltd.                 681,501
                                                                                                                       ------------
                                                                                                                          3,524,271
                                                                                                                       ------------
                        INSURANCE - 0.1%                         18,933   China Life Insurance Co. Ltd. (i)                 812,036
                                                                 81,100   Ping An Insurance Group Co. of China Ltd.         397,534
                                                                                                                       ------------
                                                                                                                          1,209,570
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.4%      645,000   China Shenhua Energy Co. Ltd. Class H           1,560,184
                                                              1,773,500   Yanzhou Coal Mining Co. Ltd.                    1,697,802
                                                                                                                       ------------
                                                                                                                          3,257,986
                                                                                                                       ------------
                        TRANSPORTATION
                        INFRASTRUCTURE - 0.1%                   248,100   Hainan Meilan International Airport Co.,
                                                                          Ltd. (j)                                          145,428
                                                                220,000   Jiangsu Express                                   171,754
                                                                991,200   Xiamen International Port Co. Ltd. (j)            276,549
                                                                                                                       ------------
                                                                                                                            593,731
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN CHINA                   10,328,664
                                                                                                                       ------------
DENMARK - 0.2%          COMMERCIAL BANKS - 0.2%                  35,404   Danske Bank A/S                                 1,647,140
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN DENMARK                  1,647,140
                                                                                                                       ------------
FINLAND - 0.2%          ELECTRIC UTILITIES - 0.2%                46,088   Fortum Oyj                                      1,343,995
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN FINLAND                  1,343,995
                                                                                                                       ------------
FRANCE - 1.9%           AEROSPACE & DEFENSE - 0.1%               30,300   European Aeronautic Defense and Space Co.         939,855
                                                                                                                       ------------
                        AUTOMOBILES - 0.2%                       16,578   Renault SA                                      1,938,850
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.6%                  17,556   BNP Paribas SA                                  1,833,719
                                                                 26,660   Credit Agricole SA                              1,039,562
                                                                  9,659   Societe Generale                                1,669,251
                                                                                                                       ------------
                                                                                                                          4,542,532
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.2%                          43,500   France Telecom SA                               1,148,820
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        ELECTRIC UTILITIES - 0.2%                20,407   Electricite de France                        $  1,710,874
                                                                                                                       ------------
                        INSURANCE - 0.1%                         24,696   AXA SA                                          1,047,103
                                                                                                                       ------------
                        MACHINERY - 0.2%                          5,478   Vallourec (j)                                   1,401,936
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.3%       38,614   Total SA                                        2,705,492
                                                                                                                       ------------
                        SOFTWARE - 0.0%                         451,200   Infogrames Entertainment SA (j)                   126,574
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN FRANCE                  15,562,036
                                                                                                                       ------------
GERMANY - 1.9%          AIR FREIGHT & LOGISTICS - 0.2%           47,460   Deutsche Post AG                                1,436,626
                                                                                                                       ------------
                        AUTOMOBILES - 0.2%                       24,698   Bayerische Motoren Werke AG                     1,457,287
                                                                                                                       ------------
                        CHEMICALS - 0.5%                         19,324   BASF AG                                         2,175,592
                                                                 34,563   Bayer AG                                        2,208,811
                                                                                                                       ------------
                                                                                                                          4,384,403
                                                                                                                       ------------
                        CONSTRUCTION & ENGINEERING - 0.2%        11,991   Hochtief AG                                     1,215,775
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 0.2%          15,386   Siemens AG                                      1,644,676
                                                                                                                       ------------
                        INSURANCE - 0.4%                         10,282   Allianz AG Registered Shares                    2,111,231
                                                                  6,845   Muenchener Rueckversicherungs AG
                                                                          Registered Shares
                                                                                                                          1,157,704
                                                                                                                       ------------
                                                                                                                          3,268,935
                                                                                                                       ------------
                        MULTI-UTILITIES - 0.2%                   18,749   RWE AG                                          1,983,373
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN GERMANY                 15,391,075
                                                                                                                       ------------
HONG KONG - 0.8%        COMMERCIAL BANKS - 0.1%                  45,000   HSBC Holdings Plc Hong Kong                       782,108
                                                                          Registered Shares
                                                                                                                       ------------
                        COMPUTERS & PERIPHERALS - 0.1%        1,104,000   Lenovo Group Ltd.                                 404,101
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.1%               208,600   Cheung Kong Infrastructure Holdings Ltd.          726,169
                                                                                                                       ------------
                        INDUSTRIAL                              162,690   Hutchison Whampoa Ltd.                          1,564,747
                        CONGLOMERATES - 0.2%
                                                                                                                       ------------
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.3%                       73,000   Cheung Kong Holdings Ltd.                         924,003
                                                                101,500   Sun Hung Kai Properties Ltd.                    1,174,326
                                                                181,100   Wharf Holdings Ltd.                               672,157
                                                                                                                       ------------
                                                                                                                          2,770,486
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN HONG KONG                6,247,611
                                                                                                                       ------------
HUNGARY - 0.1%          OIL, GAS & CONSUMABLE FUELS - 0.1%        8,742   Mol Magyar Olaj- es Gazipari Rt.                1,008,390
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN HUNGARY                  1,008,390
                                                                                                                       ------------
INDIA - 2.0%            AUTOMOBILES - 0.1%                        7,500   Bajaj Auto Ltd.                                   418,889
                                                                 38,345   Tata Motors Ltd.                                  642,421
                                                                                                                       ------------
                                                                                                                          1,061,310
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.1%                  44,300   Karnataka Bank Ltd.                               174,336
                                                                 29,550   State Bank of India Ltd.                          676,084
                                                                                                                       ------------
                                                                                                                            850,420
                                                                                                                       ------------
                        CONSTRUCTION MATERIALS - 0.1%           214,295   Gujarat Ambuja Cements Ltd.                       526,062
                                                                                                                       ------------
                        DIVERSIFIED FINANCIAL
                                                                                                                       ------------
                        SERVICES - 0.0%                          10,005   Reliance Capital Ltd.                             153,833
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.0%                13,897   Reliance Energy Ltd.                              158,010
                                                                                                                       ------------
                        IT SERVICES - 0.2%                       25,052   Infosys Technologies Ltd.                       1,163,493
                                                                                                                       ------------
                        INDEPENDENT POWER PRODUCERS &
                        ENERGY TRADERS - 0.0%                   247,600   Reliance Natural Resources Ltd. (j)               126,178
                                                                                                                       ------------
                        MEDIA - 0.4%                            195,722   ASC Enterprises Ltd. (j)                          480,058
                                                                170,193   Wire & Wireless India Ltd. (j)                    348,296
                                                                153,888   Zee News Ltd. (j)                                 137,372
                                                                340,387   Zee Telefilms Ltd.                              1,963,304
                                                                                                                       ------------
                                                                                                                          2,929,030
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.8%       14,300   Hindustan Petroleum Corp.                    $     81,526
                                                                208,000   Reliance Industries Ltd.                        6,557,515
                                                                                                                       ------------
                                                                                                                          6,639,041
                                                                                                                       ------------
                        PHARMACEUTICALS - 0.0%                   10,700   Wockhardt Ltd.                                     97,941
                                                                                                                       ------------
                        ROAD & RAIL - 0.1%                       20,000   Container Corp. of India                          896,353
                                                                                                                       ------------
                        THRIFTS & MORTGAGE FINANCE - 0.1%        28,000   Housing Development Finance Corp.                 979,050
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                         102,500   Reliance Communication Ventures Ltd. (j)          992,574
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN INDIA                   16,573,295
                                                                                                                       ------------
IRELAND - 0.3%          COMMERCIAL BANKS - 0.1%                  47,712   Allied Irish Banks Plc                          1,414,935
                                                                                                                       ------------
                        CONSTRUCTION MATERIALS - 0.2%            36,439   CRH Plc                                         1,556,199
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN IRELAND                  2,971,134
                                                                                                                       ------------
ISRAEL - 0.2%           COMMUNICATIONS EQUIPMENT - 0.2%         189,000   ECI Telecom Ltd. (i)(j)                         1,549,800
                                                                                                                       ------------
                        PHARMACEUTICALS - 0.0%                    9,281   Teva Pharmaceutical Industries Ltd. (i)           347,388
                                                                                                                       ------------
                        SOFTWARE - 0.0%                          12,832   Ectel Ltd. (i)(j)                                  59,156
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN ISRAEL                   1,956,344
                                                                                                                       ------------
ITALY - 1.0%            COMMERCIAL BANKS - 0.5%                 237,617   Banca Intesa SpA                                1,804,847
                                                                211,728   UniCredito Italiano SpA                         2,015,205
                                                                                                                       ------------
                                                                                                                          3,820,052
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.3%                         343,310   Telecom Italia SpA                                979,589
                                                                587,067   Telecom Italia SpA (RNC)                        1,453,179
                                                                                                                       ------------
                                                                                                                          2,432,768
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.2%       64,851   Eni SpA                                         2,110,328
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN ITALY                    8,363,148
                                                                                                                       ------------
JAPAN - 6.8%            AUTO COMPONENTS - 0.1%                   23,900   Toyota Industries Corp.                         1,131,721
                                                                                                                       ------------
                        AUTOMOBILES - 0.3%                       13,600   Honda Motor Co., Ltd.                             474,338
                                                                 86,300   Suzuki Motor Corp.                              2,240,988
                                                                                                                       ------------
                                                                                                                          2,715,326
                                                                                                                       ------------
                        BEVERAGES - 0.3%                         72,795   Coca-Cola West Holdings Co., Ltd.               1,578,337
                                                                 15,000   Hokkaido Coca-Cola Bottling Co., Ltd.              93,559
                                                                 11,000   Kirin Brewery Co., Ltd.                           158,876
                                                                 57,100   Mikuni Coca-Cola Bottling Co., Ltd.               597,457
                                                                                                                       ------------
                                                                                                                          2,428,229
                                                                                                                       ------------
                        BUILDING PRODUCTS - 0.1%                 57,900   Asahi Glass Co., Ltd.                             815,140
                                                                  5,600   Daikin Industries Ltd.                            194,840
                                                                                                                       ------------
                                                                                                                          1,009,980
                                                                                                                       ------------
                        CAPITAL MARKETS - 0.1%                   22,000   Nomura Holdings, Inc.                             458,333
                        CHEMICALS - 0.4%                         22,500   Mitsubishi Rayon Co., Ltd.                        149,885
                                                                 23,000   Shin-Etsu Chemical Co., Ltd.                    1,403,344
                                                                175,000   Sumitomo Chemical Co., Ltd.                     1,321,707
                                                                                                                       ------------
                                                                                                                          2,874,936
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.5%                 108,630   The Bank of Fukuoka Ltd.                          876,673
                                                                 80,714   The Bank of Yokohama Ltd.                         602,067
                                                                     55   Mitsubishi UFJ Financial Group, Inc.              620,757
                                                                135,900   Shinsei Bank Ltd.                                 651,591
                                                                    125   Sumitomo Mitsui Financial Group, Inc.           1,135,014
                                                                                                                       ------------
                                                                                                                          3,886,102
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        CONSTRUCTION & ENGINEERING - 0.3%        64,000   JGC Corp.                                    $  1,050,373
                                                                 39,000   Kinden Corp.                                      349,822
                                                                186,500   Okumura Corp.                                   1,022,395
                                                                                                                       ------------
                                                                                                                          2,422,590
                                                                                                                       ------------
                        CONSUMER FINANCE - 0.1%                  24,300   Credit Saison Co., Ltd.                           800,102
                                                                                                                       ------------
                        DIVERSIFIED FINANCIAL SERVICES
                        - 0.4%                                    2,150   NCB Holdings Ltd. (j)                             204,250
                                                                118,000   RHJ International (j)                           2,364,445
                                                                 46,600   RHJ International (a)(i)(j)                       933,755
                                                                                                                       ------------
                                                                                                                          3,502,450
                                                                                                                       ------------
                        ELECTRONIC EQUIPMENT & INSTRUMENTS
                        - 0.2%                                   20,600   Murata Manufacturing Co., Ltd.                  1,503,394
                                                                                                                       ------------
                        FOOD & STAPLES RETAILING - 0.2%          11,000   Ministop Co., Ltd.                                190,428
                                                                 50,000   Seven & I Holdings Co. Ltd.                     1,523,252
                                                                                                                       ------------
                                                                                                                          1,713,680
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.1%                     69,000   Ajinomoto Co., Inc.                               793,992
                                                                 14,000   House Foods Corp.                                 238,798
                                                                                                                       ------------
                                                                                                                          1,032,790
                                                                                                                       ------------
                        GAS UTILITIES - 0.2%                    295,100   Tokyo Gas Co., Ltd.                             1,645,288
                        HOUSEHOLD DURABLES - 0.1%                10,000   Rinnai Corp.                                      266,463
                                                                 22,000   Sekisui House Ltd.                                342,396
                                                                                                                       ------------
                                                                                                                            608,859
                                                                                                                       ------------
                        INSURANCE - 1.6%                        327,600   Aioi Insurance Co., Ltd.                        2,285,193
                                                                115,100   Millea Holdings, Inc.                           4,258,622
                                                                308,000   Mitsui Sumitomo Insurance Co., Ltd.             3,865,682
                                                                291,400   Nipponkoa Insurance Co., Ltd.                   2,497,573
                                                                                                                       ------------
                                                                                                                         12,907,070
                                                                                                                       ------------
                        MACHINERY - 0.1%                        113,700   Kubota Corp.                                      996,708
                                                                  2,400   Tadano Ltd.                                        28,473
                                                                                                                       ------------
                                                                                                                          1,025,181
                                                                                                                       ------------
                        MEDIA - 0.1%                             59,500   Toho Co., Ltd.                                  1,161,320
                                                                                                                       ------------
                        OFFICE ELECTRONICS - 0.2%                33,450   Canon, Inc.                                     1,796,830
                                                                                                                       ------------
                        PHARMACEUTICALS - 0.4%                   40,100   Takeda Pharmaceutical Co., Ltd.                 2,630,457
                                                                 54,000   Tanabe Seiyaku Co., Ltd.                          734,572
                                                                                                                       ------------
                                                                                                                          3,365,029
                                                                                                                       ------------
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.2%                          253   Marco Polo Investment Holdings Ltd. (j)           212,643
                                                                    660   NTT Urban Development Co.                       1,545,825
                                                                                                                       ------------
                                                                                                                          1,758,468
                                                                                                                       ------------
                        ROAD & RAIL - 0.1%                          155   East Japan Railway Co.                          1,207,485
                                                                                                                       ------------
                        TOBACCO - 0.2%                              255   Japan Tobacco, Inc.                             1,252,928
                                                                                                                       ------------
                        TRADING COMPANIES & DISTRIBUTORS
                        - 0.2%                                   78,000   Mitsubishi Corp.                                1,810,336
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.3%                           1,420   NTT DoCoMo, Inc.                                2,626,952
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN JAPAN                   56,645,379
                                                                                                                       ------------
MALAYSIA - 0.7%         DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                         135,000   Telekom Malaysia Bhd                              390,456
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.2%               551,203   Tenaga Nasional Bhd                             1,817,416
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.2%                    235,600   IOI Corp. Bhd                                   1,505,932
                                                                                                                       ------------
                        INDEPENDENT POWER PRODUCERS &
                        ENERGY TRADERS - 0.0%                    47,600   Malakoff Bhd                                      140,425
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        TOBACCO - 0.1%                           50,000   British American Tobacco Malaysia Bhd        $    665,221
                                                                                                                       ------------
                        TRANSPORTATION INFRASTRUCTURE
                        - 0.0%                                  189,600   PLUS Expressways Bhd                              165,609
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                         241,700   Maxis Communications Bhd                          831,881
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN MALAYSIA                 5,516,940
                                                                                                                       ------------
MEXICO - 0.4%           BEVERAGES - 0.1%                         10,100   Fomento Economico Mexicano, SA de CV (i)        1,114,939
                                                                                                                       ------------
                        MEDIA - 0.3%                             76,400   Grupo Televisa, SA (i)                          2,276,720
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN MEXICO                   3,391,659
                                                                                                                       ------------
NETHERLANDS - 0.2%      METALS & MINING - 0.2%                   26,544   Arcelor Mittal                                  1,409,482
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN THE NETHERLANDS          1,409,482
                                                                                                                       ------------
NEW ZEALAND - 0.1%      DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                         113,800   Telecom Corp. of New Zealand Ltd.                 384,517
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.0%                57,000   Contact Energy Ltd.                               375,013
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN NEW ZEALAND                759,530
                                                                                                                       ------------
NORWAY - 0.3%           DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.0%                          16,800   Telenor ASA                                       298,504
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 0.1%           7,890   Orkla ASA                                         556,219
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.2%       53,433   Statoil ASA                                     1,454,874
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN NORWAY                   2,309,597
                                                                                                                       ------------
PERU - 0.0%             METALS & MINING - 0.0%                    4,200   Southern Copper Corp. (m)                         300,972
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN PERU                       300,972
                                                                                                                       ------------
SINGAPORE - 1.4%        COMMERCIAL BANKS - 0.1%                 135,800   Oversea-Chinese Banking Corp.                     805,589
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.3%                       1,127,230   Singapore Telecommunications Ltd.               2,437,013
                                                                                                                       ------------
                        HEALTH CARE PROVIDERS & SERVICES
                        - 0.1%                                  396,000   Parkway Holdings Ltd.                             856,132
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 0.4%         357,000   Fraser and Neave Ltd.                           1,200,079
                                                                                                                       ------------
                                                                158,000   Keppel Corp. Ltd.                               1,978,710
                                                                                                                       ------------
                                                                                                                          3,178,789
                                                                                                                       ------------
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.4%                      427,000   CapitaLand Ltd.                                 2,251,590
                                                                215,000   Keppel Land Ltd.                                1,346,274
                                                                                                                       ------------
                                                                                                                          3,597,864
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                         542,700   MobileOne Ltd.                                    783,385
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN SINGAPORE               11,658,772
                                                                                                                       ------------
SOUTH AFRICA - 0.1%     METALS & MINING - 0.1%                   26,700   Gold Fields Ltd. (i)                              493,416
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.0%        7,300   Sasol Ltd.                                        243,568
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN SOUTH AFRICA               736,984
                                                                                                                       ------------
SOUTH KOREA - 2.1%      CHEMICALS - 0.1%                         30,100   Samsung Fine Chemicals Co., Ltd.                  873,437
                        COMMERCIAL BANKS - 0.3%                  21,700   Daegu Bank                                        394,420
                                                                  8,400   Hana Financial Group, Inc.                        434,821
                                                                 10,100   Kookmin Bank                                      906,080
                                                                 28,100   Pusan Bank                                        418,155
                                                                                                                       ------------
                                                                                                                          2,153,476
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.2%                          94,000   KT Corp. (i)                                    2,104,660
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.2%                33,200   Korea Electric Power Corp.                      1,325,106
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        ELECTRICAL EQUIPMENT - 0.1%              16,000   LS Cable Ltd.                                $    699,830
                        ELECTRONIC EQUIPMENT &                   23,000   Fine DNC Co., Ltd.                                118,080
                        INSTRUMENTS - 0.0%                       20,500   Interflex Co., Ltd.                               123,549
                                                                                                                       ------------
                                                                                                                            241,629
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.1%                      9,900   CJ Corp.                                          999,681
                                                                  1,100   Nong Shim Co., Ltd.                               286,458
                                                                                                                       ------------
                                                                                                                          1,286,139
                                                                                                                       ------------
                        HOTELS, RESTAURANTS & LEISURE -          72,414   Paradise Co. Ltd.                                 279,404
                        0.0%
                                                                                                                       ------------
                        INSURANCE - 0.2%                         15,900   Dongbu Insurance Co., Ltd.                        451,244
                                                                 60,900   Korean Reinsurance Co.                            799,442
                                                                 62,600   Meritz Fire & Marine Insurance Co. Ltd.           505,697
                                                                                                                       ------------
                                                                                                                          1,756,383
                                                                                                                       ------------
                        METALS & MINING - 0.5%                    2,887   POSCO                                           1,212,123
                                                                 27,500   POSCO (i)                                       2,858,625
                                                                                                                       ------------
                                                                                                                          4,070,748
                                                                                                                       ------------
                        MULTILINE RETAIL - 0.0%                   9,400   Lotte Shopping Co. (a)(i)                         165,395
                                                                                                                       ------------
                        TEXTILES, APPAREL &                      11,053   Cheil Industries, Inc.                            443,506
                        LUXURY GOODS - 0.1%
                                                                                                                       ------------

                        TOBACCO - 0.2%                           26,900   KT&G Corp.                                      1,758,450
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION                3,300   SK Telecom Co., Ltd.                              671,716
                        SERVICES - 0.1%
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN SOUTH KOREA             17,829,879
                                                                                                                       ------------
SPAIN - 0.6%            COMMERCIAL BANKS - 0.5%                  82,660   Banco Bilbao Vizcaya Argentaria SA              2,029,537
                                                                122,991   Banco Santander Central Hispano SA              2,195,006
                                                                                                                       ------------
                                                                                                                          4,224,543
                                                                                                                       ------------
                        TRANSPORTATION INFRASTRUCTURE -          23,625   Cintra Concesiones de Infraestructuras de
                        0.1%                                              Transporte SA                                     442,462
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN SPAIN                    4,667,005
                                                                                                                       ------------
SWEDEN - 0.2%           DIVERSIFIED FINANCIAL SERVICES -         62,333   Investor AB                                     1,481,824
                        0.2%
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN SWEDEN                   1,481,824
                                                                                                                       ------------
SWITZERLAND - 1.3%      CAPITAL MARKETS - 0.5%                   32,411   Credit Suisse Group                             2,325,836
                                                                 32,799   UBS AG                                          1,948,803
                                                                                                                       ------------
                                                                                                                          4,274,639
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.2%                      3,450   Nestle SA Registered Shares                     1,343,630
                                                                                                                       ------------
                        INSURANCE - 0.2%                         21,069   Swiss Reinsurance Registered Shares             1,924,585
                                                                                                                       ------------
                        PHARMACEUTICALS - 0.4%                    6,900   Novartis AG (i)                                   376,947
                                                                 50,653   Novartis AG Registered Shares                   2,905,414
                                                                                                                       ------------
                                                                                                                          3,282,361
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN SWITZERLAND             10,825,215
                                                                                                                       ------------
TAIWAN - 0.8%           COMMERCIAL BANKS - 0.1%                 662,320   Chinatrust Financial Holding Co.                  517,375
                                                                703,337   SinoPac Financial Holdings Co., Ltd.              323,061
                                                                557,943   Taishin Financial Holdings Co., Ltd.              286,626
                                                                                                                       ------------
                                                                                                                          1,127,062
                                                                                                                       ------------
                        CONSTRUCTION MATERIALS - 0.1%         1,111,871   Taiwan Cement Corp.                               937,423
                                                                                                                       ------------
                        DIVERSIFIED FINANCIAL SERVICES          498,500   Fubon Financial Holding Co. Ltd.                  448,909
                        - 0.1%
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION           178,040   Chunghwa Telecom Co. Ltd.                         344,868
                        SERVICES - 0.3%                          91,776   Chunghwa Telecom Co. Ltd. (i)                   1,828,178
                                                                                                                       ------------
                                                                                                                          2,173,046
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        ELECTRONIC EQUIPMENT & INSTRUMENTS      370,322   Delta Electronics, Inc.                      $  1,197,403
                        - 0.1%
                                                                                                                       ------------
                        INSURANCE - 0.1%                        376,059   Cathay Financial Holding Co., Ltd.                780,710
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN TAIWAN                   6,664,553
                                                                                                                       ------------
THAILAND - 0.5%         COMMERCIAL BANKS - 0.1%                 566,100   Siam Commercial Bank PCL                        1,091,452
                                                                                                                       ------------
                        CONSTRUCTION MATERIALS - 0.1%           106,000   Siam Cement PCL Foreign Shares                    726,650
                                                                                                                       ------------
                        ELECTRONIC EQUIPMENT &
                        INSTRUMENTS - 0.1%                      547,800   Hana Microelectronics PCL                         410,733
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.0%                    197,800   Thai Union Frozen Products PCL Foreign
                                                                          Shares                                            127,121
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.2%      269,300   PTT Exploration & Production PCL                  692,288
                                                                188,500   PTT PCL                                         1,119,909
                                                                                                                       ------------
                                                                                                                          1,812,197
                                                                                                                       ------------
                        TRANSPORTATION                           89,300   Airports of Thailand PCL                          147,941
                        INFRASTRUCTURE - 0.0%                   256,600   Bangkok Expressway PCL Foreign Shares             169,308
                                                                                                                       ------------
                                                                                                                            317,249
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN THAILAND                 4,485,402
                                                                                                                       ------------
UNITED KINGDOM - 3.9%   AEROSPACE & DEFENSE - 0.2%              206,296   BAE Systems Plc                                 1,867,410
                                                                                                                       ------------
                        BEVERAGES - 0.2%                         15,500   Diageo Plc (i)                                  1,254,725
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.4%                  93,053   Barclays Plc                                    1,320,251
                                                                 96,802   HBOS Plc                                        1,994,445
                                                                                                                       ------------
                                                                                                                          3,314,696
                                                                                                                       ------------
                        DIVERSIFIED FINANCIAL SERVICES -        273,640   Guinness Peat Group Plc                           445,684
                        0.1%
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.5%                     36,600   Cadbury Schweppes Plc (i)                       1,880,142
                                                                 42,000   Premier Foods Plc                                 241,956
                                                                 76,346   Unilever Plc                                    2,300,130
                                                                                                                       ------------
                                                                                                                          4,422,228
                                                                                                                       ------------
                        INSURANCE - 0.3%                         83,042   Aviva Plc                                       1,223,152
                                                                114,876   Prudential Plc                                  1,621,968
                                                                                                                       ------------
                                                                                                                          2,845,120
                                                                                                                       ------------
                        METALS & MINING - 0.4%                   60,510   Anglo American Plc                              3,194,614
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.5%       12,400   Royal Dutch Shell Plc (i)                         822,120
                                                                 95,002   Royal Dutch Shell Plc Class B                   3,161,312
                                                                                                                       ------------
                                                                                                                          3,983,432
                                                                                                                       ------------
                        PHARMACEUTICALS - 0.4%                  125,496   GlaxoSmithKline Plc                             3,449,985
                        SPECIALTY RETAIL - 0.1%                 150,164   Kesa Electricals Plc                            1,001,743
                        TOBACCO - 0.2%                           57,485   British American Tobacco Plc                    1,797,502
                        WIRELESS TELECOMMUNICATION            1,285,683   Vodafone Group Plc                              3,428,184
                        SERVICES - 0.6%                          44,280   Vodafone Group Plc (i)                          1,189,361
                                                                                                                       ------------
                                                                                                                          4,617,545
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN THE UNITED KINGDOM      32,194,684
                                                                                                                       ------------
UNITED STATES - 21.7%   AEROSPACE & DEFENSE - 0.1%                  200   Boeing Co.                                         17,782
                                                                  3,900   General Dynamics Corp.                            297,960
                                                                    300   Lockheed Martin Corp.                              29,106
                                                                    400   Northrop Grumman Corp.                             29,688
                                                                    500   Raytheon Co.                                       26,230
                                                                 13,700   Spirit Aerosystems Holdings, Inc. Class A
                                                                          (j)                                               436,345
                                                                                                                       ------------
                                                                                                                            837,111
                                                                                                                       ------------
                        AIR FREIGHT & LOGISTICS - 0.0%            2,000   FedEx Corp.                                       214,860
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                 INDUSTRY                                HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        AIRLINES - 0.0%                             700   AMR Corp. (j)                                    $ 21,315
                                                                    600   Continental Airlines, Inc. Class B
                                                                          (j)                                                21,834
                                                                    500   US Airways Group, Inc. (j)                         22,740
                                                                                                                       ------------
                                                                                                                             65,889
                                                                                                                       ------------
                        AUTOMOBILES - 0.1%                       11,500   General Motors Corp.                              352,360
                                                                                                                       ------------
                        BEVERAGES - 0.2%                         20,600   The Coca-Cola Co.                                 988,800
                                                                 15,100   Constellation Brands, Inc. Class A
                                                                          (j)                                               319,818
                                                                  1,000   Pepsi Bottling Group, Inc.                         31,890
                                                                  7,300   PepsiAmericas, Inc.                               162,936
                                                                                                                       ------------
                                                                                                                          1,503,444
                                                                                                                       ------------
                        BIOTECHNOLOGY - 0.0%                     18,300   Senomyx, Inc. (j)                                 226,554
                                                                                                                       ------------
                        CAPITAL MARKETS - 0.4%                      600   American Capital Strategies Ltd.                   26,586
                                                                    400   Ameriprise Financial, Inc.                         22,856
                                                                 35,900   The Bank of New York Co., Inc.                  1,455,745
                                                                    200   The Bear Stearns Cos., Inc.                        30,070
                                                                    200   The Goldman Sachs Group, Inc.                      41,326
                                                                  1,900   Mellon Financial Corp.                             81,966
                                                                    300   Morgan Stanley                                     23,628
                                                                 23,200   Northern Trust Corp.                            1,395,248
                                                                  3,800   State Street Corp.                                246,050
                                                                                                                       ------------
                                                                                                                          3,323,475
                                                                                                                       ------------
                        CHEMICALS - 0.1%                          9,400   E.I. du Pont de Nemours & Co.                     464,642
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.1%                     700   National City Corp.                                26,075
                                                                  2,900   Wachovia Corp.                                    159,645
                                                                 16,100   Wells Fargo & Co.                                 554,323
                                                                                                                       ------------
                                                                                                                            740,043
                                                                                                                       ------------
                        COMMERCIAL SERVICES & SUPPLIES -            400   Avery Dennison Corp.                               25,704
                        0.0%
                                                                                                                       ------------
                        COMMUNICATIONS EQUIPMENT - 1.3%         331,800   3Com Corp. (j)                                  1,297,338
                                                                  1,900   Avaya, Inc. (j)                                    22,439
                                                                 28,900   Ciena Corp. (j)                                   807,755
                                                                118,800   Cisco Systems, Inc. (j)                         3,032,964
                                                                113,100   Comverse Technology, Inc. (j)                   2,414,685
                                                                 38,500   Extreme Networks, Inc. (j)                        162,855
                                                                 11,962   JDS Uniphase Corp. (j)                            182,181
                                                                 65,500   Motorola, Inc.                                  1,157,385
                                                                 42,400   QUALCOMM, Inc.                                  1,808,784
                                                                 13,700   Tellabs, Inc. (j)                                 135,630
                                                                                                                       ------------
                                                                                                                         11,022,016
                                                                                                                       ------------
                        COMPUTERS & PERIPHERALS - 0.9%           28,500   Apple Computer, Inc. (j)                        2,647,935
                                                                 22,811   Hewlett-Packard Co.                               915,634
                                                                 32,700   International Business Machines
                                                                          Corp.                                           3,082,302
                                                                    500   Lexmark International, Inc. Class A
                                                                          (j)                                                29,230
                                                                140,800   Sun Microsystems, Inc. (j)                        846,208
                                                                                                                       ------------
                                                                                                                          7,521,309
                                                                                                                       ------------
                        CONSTRUCTION & ENGINEERING - 0.6%        90,720   Foster Wheeler Ltd. (j)                         5,297,141
                                                                                                                       ------------
                        CONSUMER FINANCE - 0.0%                   6,900   SLM Corp.                                         282,210
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        CONTAINERS & PACKAGING - 0.1%            24,600   Crown Holdings, Inc. (j)                     $    601,716
                                                                 24,000   Smurfit-Stone Container Corp. (j)                 270,240
                                                                                                                       ------------
                                                                                                                            871,956
                                                                                                                       ------------
                        DIVERSIFIED FINANCIAL
                        SERVICES - 0.8%                          32,100   Bank of America Corp.                           1,637,742
                                                                    400   CIT Group, Inc.                                    21,168
                                                                 90,800   Citigroup, Inc.                                 4,661,672
                                                                  7,700   JPMorgan Chase & Co.                              372,526
                                                                                                                       ------------
                                                                                                                          6,693,108
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.6%                          58,122   AT&T Inc.                                       2,291,750
                                                                 14,800   Cincinnati Bell, Inc. (j)                          69,560
                                                                  2,920   Embarq Corp.                                      164,542
                                                                  2,800   Qwest Communications International
                                                                          Inc. (j)                                           25,172
                                                                 66,100   Verizon Communications, Inc.                    2,506,512
                                                                 13,578   Windstream Corp.                                  199,461
                                                                                                                       ------------
                                                                                                                          5,256,997
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.3%                   600   Edison International                               29,478
                                                                 24,300   Mirant Corp. (j)                                  983,178
                                                                 26,700   PPL Corp.                                       1,092,030
                                                                                                                       ------------
                                                                                                                          2,104,686
                                                                                                                       ------------
                        ELECTRONIC EQUIPMENT &
                        INSTRUMENTS - 0.0%                          900   Avnet, Inc. (j)                                    32,526
                                                                                                                       ------------
                        ENERGY EQUIPMENT & SERVICES - 1.2%        3,500   Baker Hughes, Inc.                                231,455
                                                                 33,400   Complete Production Services, Inc. (j)            664,994
                                                                 11,800   ENSCO International, Inc.                         641,920
                                                                 19,300   GlobalSantaFe Corp.                             1,190,424
                                                                 34,600   Grant Prideco, Inc. (j)                         1,724,464
                                                                 18,300   Halliburton Co.                                   580,842
                                                                 34,400   Key Energy Services, Inc. (j)                     562,440
                                                                  9,200   National Oilwell Varco, Inc. (j)                  715,668
                                                                  4,600   Noble Corp.                                       361,928
                                                                 21,800   Schlumberger Ltd.                               1,506,380
                                                                 20,200   Smith International, Inc.                         970,610
                                                                  5,800   Transocean, Inc. (j)                              473,860
                                                                  9,200   Weatherford International Ltd. (j)                414,920
                                                                                                                       ------------
                                                                                                                         10,039,905
                                                                                                                       ------------
                        FOOD & STAPLES RETAILING - 0.2%          17,335   CVS Corp./Caremark Corp.                          591,817
                                                                  1,100   The Kroger Co.                                     31,075
                                                                  7,982   SUPERVALU Inc.                                    311,857
                                                                    800   Safeway, Inc.                                      29,312
                                                                  7,600   Wal-Mart Stores, Inc.                             356,820
                                                                  8,300   Walgreen Co.                                      380,887
                                                                                                                       ------------
                                                                                                                          1,701,768
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.1%                     19,900   ConAgra Foods, Inc.                               495,709
                                                                    600   Dean Foods Co. (j)                                 28,044
                                                                    500   General Mills, Inc.                                29,110
                                                                 15,100   Sara Lee Corp.                                    255,492
                                                                                                                       ------------
                                                                                                                            808,355
                                                                                                                       ------------
                        HEALTH CARE EQUIPMENT &
                        SUPPLIES - 0.1%                           3,000   Bausch & Lomb, Inc.                               153,480
                                                                 10,600   Baxter International, Inc.                        558,302
                                                                 18,200   Boston Scientific Corp. (j)                       264,628
                                                                                                                       ------------
                                                                                                                            976,410
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        HEALTH CARE PROVIDERS &
                        SERVICES - 0.8%                          14,000   Aetna, Inc.                                  $    613,060
                                                                  5,800   AmerisourceBergen Corp.                           305,950
                                                                  2,900   Cigna Corp.                                       413,714
                                                                    500   Coventry Health Care, Inc. (j)                     28,025
                                                                  9,340   HealthSouth Corp. (j)                             196,233
                                                                 11,400   Manor Care, Inc.                                  619,704
                                                                  7,400   McKesson Corp.                                    433,196
                                                                 11,600   Medco Health Solutions, Inc. (j)                  841,348
                                                                 11,700   Tenet Healthcare Corp. (j)                         75,231
                                                                  6,875   Triad Hospitals, Inc. (j)                         359,219
                                                                 23,600   UnitedHealth Group, Inc.                        1,250,092
                                                                 15,100   WellPoint, Inc. (j)                             1,224,610
                                                                                                                       ------------
                                                                                                                          6,360,382
                                                                                                                       ------------
                        HOTELS, RESTAURANTS &
                        LEISURE - 0.5%                           27,200   McDonald's Corp.                                1,225,360
                                                                 53,000   Panera Bread Co. Class A (j)                    3,130,180
                                                                                                                       ------------
                                                                                                                          4,355,540
                                                                                                                       ------------
                        HOUSEHOLD PRODUCTS - 0.1%                 7,900   The Procter & Gamble Co.                          498,964
                                                                                                                       ------------
                        IT SERVICES - 0.0%                          900   Accenture Ltd. Class A                             34,686
                                                                  1,200   Electronic Data Systems Corp.                      33,216
                                                                  1,000   Total System Services, Inc.                        31,850
                                                                                                                       ------------
                                                                                                                             99,752
                                                                                                                       ------------
                        INDEPENDENT POWER PRODUCERS &
                        ENERGY TRADERS - 0.2%                    24,500   The AES Corp. (j)                                 527,240
                                                                    400   Constellation Energy Group, Inc.                   34,780
                                                                 40,506   Dynegy, Inc. Class A (j)                          375,086
                                                                 15,800   TXU Corp.                                       1,012,780
                                                                                                                       ------------
                                                                                                                          1,949,886
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 1.4%         278,500   General Electric Co.                            9,847,760
                                                                 60,313   Tyco International Ltd.                         1,902,875
                                                                                                                       ------------
                                                                                                                         11,750,635
                                                                                                                       ------------
                        INSURANCE - 2.2%                         29,800   ACE Ltd.                                        1,700,388
                                                                 12,000   The Allstate Corp.                                720,720
                                                                 84,500   American International Group, Inc.              5,680,090
                                                                  9,800   Assurant, Inc.                                    525,574
                                                                    800   Axis Capital Holdings Ltd.                         27,088
                                                                  6,100   Bristol West Holdings, Inc.                       135,237
                                                                    700   CNA Financial Corp. (j)                            30,163
                                                                    300   Chubb Corp.                                        15,501
                                                                  5,400   Darwin Professional Underwriters, Inc. (j)        135,810
                                                                 36,300   Endurance Specialty Holdings Ltd.               1,297,362
                                                                  1,600   Everest Re Group Ltd.                             153,872
                                                                    700   Genworth Financial, Inc. Class A                   24,458
                                                                  8,300   Hartford Financial Services Group, Inc.           793,314
                                                                 20,100   IPC Holdings, Ltd.                                579,885
                                                                    300   Lincoln National Corp.                             20,337
                                                                    600   Loews Corp.                                        27,258
                                                                    400   MBIA, Inc.                                         26,196
                                                                 10,600   Marsh & McLennan Cos., Inc.                       310,474
                                                                 15,500   Platinum Underwriters Holdings Ltd.               497,240
                                                                  4,900   Prudential Financial, Inc.                        442,274
                                                                 10,000   RenaissanceRe Holdings Ltd.                       501,400
                                                                 34,145   The Travelers Cos., Inc.                        1,767,687
                                                                 39,200   XL Capital Ltd. Class A                         2,742,432
                                                                                                                       ------------
                                                                                                                         18,154,760
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        INTERNET & CATALOG RETAIL - 0.0%            700   IAC/InterActiveCorp (j)                      $     26,397
                                                                  6,700   Liberty Media Holding Corp. -
                                                                          Interactive (j)                                   159,594
                                                                                                                       ------------
                                                                                                                            185,991
                                                                                                                       ------------
                        INTERNET SOFTWARE &
                        SERVICES - 0.1%                          23,700   eBay, Inc. (j)                                    785,655
                                                                  1,500   Expedia, Inc. (j)                                  34,770
                                                                                                                       ------------
                                                                                                                            820,425
                                                                                                                       ------------
                        LEISURE EQUIPMENT &
                        PRODUCTS - 0.0%                           1,200   Mattel, Inc.                                       33,084
                                                                                                                       ------------
                        LIFE SCIENCES TOOLS &
                        SERVICES - 0.1%                           4,600   Thermo Fisher Scientific, Inc. (j)                215,050
                                                                  9,200   Waters Corp. (j)                                  533,600
                                                                                                                       ------------
                                                                                                                            748,650
                                                                                                                       ------------
                        MACHINERY - 0.0%                            200   Cummins, Inc.                                      28,944
                                                                    300   Eaton Corp.                                        25,068
                                                                    400   SPX Corp.                                          28,080
                                                                    500   Terex Corp. (j)                                    35,880
                                                                                                                       ------------
                                                                                                                            117,972
                                                                                                                       ------------
                        MEDIA - 0.4%                             67,718   Comcast Corp. Class A (j)                       1,757,282
                                                                  2,690   Discovery Holding Co. (j)                          51,460
                                                                  3,392   Idearc, Inc.                                      119,059
                                                                  1,300   Liberty Media Holding Corp. - Capital (j)         143,767
                                                                    300   The McGraw-Hill Cos., Inc.                         18,864
                                                                    300   Omnicom Group                                      30,714
                                                                 21,300   Time Warner, Inc.                                 420,036
                                                                  9,279   Viacom, Inc. Class B (j)                          381,460
                                                                 17,897   Virgin Media, Inc. (m)                            451,899
                                                                                                                       ------------
                                                                                                                          3,374,541
                                                                                                                       ------------
                        METALS & MINING - 0.5%                   29,400   Alcoa, Inc.                                       996,660
                                                                 11,400   Freeport-McMoRan Copper & Gold, Inc.
                                                                          Class B                                           754,566
                                                                 63,100   Newmont Mining Corp.                            2,649,569
                                                                    300   Nucor Corp.                                        19,539
                                                                    400   United States Steel Corp.                          39,668
                                                                                                                       ------------
                                                                                                                          4,460,002
                                                                                                                       ------------
                        MULTI-UTILITIES - 0.1%                   21,300   CMS Energy Corp.                                  379,140
                                                                  1,500   CenterPoint Energy, Inc.                           26,910
                                                                    400   PG&E Corp.                                         19,308
                                                                    500   Sempra Energy                                      30,505
                                                                                                                       ------------
                                                                                                                            455,863
                                                                                                                       ------------
                        MULTILINE RETAIL - 0.0%                   1,200   Big Lots, Inc. (j)                                 37,536
                                                                    900   Family Dollar Stores, Inc.                         26,658
                                                                    300   JC Penney Co., Inc.                                24,648
                                                                    300   Kohl's Corp. (j)                                   22,983
                                                                    600   Nordstrom, Inc.                                    31,764
                                                                    100   Sears Holdings Corp. (j)                           18,016
                                                                                                                       ------------
                                                                                                                            161,605
                                                                                                                       ------------
                        OFFICE ELECTRONICS - 0.0%                 1,500   Xerox Corp. (j)                                    25,335
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                              INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        OIL, GAS & CONSUMABLE FUELS - 2.6%        8,700   Arch Coal, Inc.                              $    267,003
                                                                 27,912   Chevron Corp.                                   2,064,372
                                                                 23,800   ConocoPhillips                                  1,626,730
                                                                 54,900   Consol Energy, Inc.                             2,148,237
                                                                  9,200   Devon Energy Corp.                                636,824
                                                                244,800   El Paso Corp.                                   3,542,256
                                                                 69,650   Exxon Mobil Corp.                               5,255,092
                                                                 39,100   Foundation Coal Holdings, Inc.                  1,342,694
                                                                 10,500   Hess Corp.                                        582,435
                                                                  8,400   Marathon Oil Corp.                                830,172
                                                                 11,800   Murphy Oil Corp.                                  630,120
                                                                 18,250   Occidental Petroleum Corp.                        899,907
                                                                 30,300   Peabody Energy Corp.                            1,219,272
                                                                 26,300   Rosetta Resources, Inc. (a)(j)                    540,202
                                                                  8,075   Stone Energy Corp. (j)                            239,747
                                                                                                                       ------------
                                                                                                                         21,825,063
                                                                                                                       ------------
                        PAPER & FOREST PRODUCTS - 0.1%           18,700   International Paper Co.                           680,680
                                                                                                                       ------------
                        PERSONAL PRODUCTS - 0.1%                 13,200   Avon Products, Inc.                               491,832
                                                                                                                       ------------
                        PHARMACEUTICALS - 1.5%                   12,600   Abbott Laboratories                               703,080
                                                                 47,200   Bristol-Myers Squibb Co.                        1,310,272
                                                                 16,200   Eli Lilly & Co.                                   870,102
                                                                 43,900   Johnson & Johnson                               2,645,414
                                                                 27,500   Merck & Co., Inc.                               1,214,675
                                                                149,000   Pfizer, Inc.                                    3,763,740
                                                                 32,900   Schering-Plough Corp.                             839,279
                                                                  4,600   Watson Pharmaceuticals, Inc. (j)                  121,578
                                                                 19,900   Wyeth                                             995,597
                                                                                                                       ------------
                                                                                                                         12,463,737
                                                                                                                       ------------
                        REAL ESTATE INVESTMENT TRUSTS
                        (REITS) - 0.0%                            5,713   Ventas, Inc.                                      240,689
                        ROAD & RAIL - 1.1%                       31,500   Burlington Northern Santa Fe Corp.              2,533,545
                                                                 16,800   Norfolk Southern Corp.                            850,080
                                                                 57,900   Union Pacific Corp.                             5,879,745
                                                                                                                       ------------
                                                                                                                          9,263,370
                                                                                                                       ------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.2%                          4,459   Agere Systems, Inc. (j)                           100,863
                                                                  1,700   Applied Materials, Inc.                            31,144
                                                                 59,300   Genesis Microchip, Inc. (j)                       550,897
                                                                 33,300   Intel Corp.                                       637,029
                                                                                                                       ------------
                                                                                                                          1,319,933
                                                                                                                       ------------
                        SOFTWARE - 1.4%                             800   BMC Software, Inc. (j)                             24,632
                                                                107,052   CA, Inc.                                        2,773,717
                                                                  1,400   Cadence Design Systems, Inc. (j)                   29,484
                                                                    900   McAfee, Inc. (j)                                   26,172
                                                                277,600   Microsoft Corp.                                 7,736,712
                                                                 23,300   Novell, Inc. (j)                                  168,226
                                                                 44,600   TIBCO Software, Inc. (j)                          379,992
                                                                                                                       ------------
                                                                                                                         11,138,935
                                                                                                                       ------------
                        SPECIALTY RETAIL - 0.0%                     750   American Eagle Outfitters, Inc.                    22,492
                                                                  1,600   The Gap, Inc.                                      27,536
                                                                    400   The Sherwin-Williams Co.                           26,416
                                                                    800   Staples, Inc.                                      20,672
                                                                    800   TJX Cos., Inc.                                     21,568
                                                                                                                       ------------
                                                                                                                            118,684
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                 INDUSTRY                                HELD                     COMMON STOCKS                     VALUE
-------                 ----------------------------------   ----------   ------------------------------------------   ------------
                        TEXTILES, APPAREL & LUXURY
                        GOODS - 0.0%                              1,887   Hanesbrands, Inc. (j)                        $     55,459
                                                                 80,800   Unifi, Inc. (j)                                   232,704
                                                                                                                       ------------
                                                                                                                            288,163
                                                                                                                       ------------
                        THRIFTS & MORTGAGE FINANCE - 0.1%           600   Countrywide Financial Corp.                        20,184
                                                                 13,700   Fannie Mae                                        747,746
                                                                                                                       ------------
                                                                                                                            767,930
                                                                                                                       ------------
                        TOBACCO - 0.3%                           11,600   Alliance One International, Inc. (j)              107,068
                                                                 16,500   Altria Group, Inc.                              1,448,865
                                                                    400   Loews Corp. - Carolina Group                       30,244
                                                                                                                       ------------
                                                                                                                          1,586,177
                                                                                                                       ------------
                        TRANSPORTATION
                        INFRASTRUCTURE - 0.3%                    73,000   Macquarie Infrastructure Co. Trust              2,868,900
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.4%                          18,400   Alltel Corp.                                    1,140,800
                                                                112,000   Sprint Nextel Corp.                             2,123,520
                                                                    500   Telephone & Data Systems, Inc.                     29,810
                                                                                                                       ------------
                                                                                                                          3,294,130
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN THE UNITED STATES      180,264,079
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS
                                                                          (COST - $340,315,163) - 55.1%                 457,000,569
                                                                                                                       ------------
                                                                                       PREFERRED STOCKS

UNITED STATES - 0.5%    INSURANCE - 0.1%                          4,200   IPC Holdings, Ltd., 7.25%  (f)                    114,975
                                                                 22,500   Metlife, Inc. Series B, 6.375%  (f)               720,000
                                                                 20,000   XL Capital Ltd., 6.50% (f)                        470,000
                                                                                                                       ------------
                                                                                                                          1,304,975
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.1%          510   El Paso Corp., 4.99% (a)(f)                       646,616
                        THRIFTS & MORTGAGE FINANCE - 0.3%            24   Fannie Mae Series 2004-1, 5.375% (f)            2,407,221
                                                                                                                       ------------
                                                                          TOTAL PREFERRED STOCKS
                                                                          (COST - $4,070,000) - 0.5%                      4,358,812
                                                                                                                       ------------
                                                                                     EXCHANGE-TRADED FUNDS

UNITED STATES - 1.3%                                             66,100   Consumer Staples Select Sector SPDR
                                                                          Fund (m)                                        1,755,616
                                                                 66,300   Health Care Select Sector SPDR Fund (m)         2,232,984
                                                                 34,500   iShares Dow Jones US Telecommunications
                                                                          Sector Index Fund                               1,077,090
                                                                  2,500   iShares Dow Jones US Utilities Sector
                                                                          Index Fund                                        242,775
                                                                  6,900   iShares Silver Trust (j)                          921,150
                                                                  8,900   Telecom HOLDRs Trust                              334,284
                                                                 97,800   Utilities Select Sector SPDR Fund               3,887,550
                                                                  1,100   Vanguard Telecommunication Services ETF            84,403
                                                                                                                       ------------
                                                                          TOTAL EXCHANGE-TRADED FUNDS
                                                                          (COST - $9,480,673) - 1.3%                     10,535,852
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                                                         HELD                     MUTUAL FUNDS                      VALUE
-------                                                      ----------   ------------------------------------------   ------------
VIETNAM - 0.4%                                                  946,500   Vietnam Enterprise Investments Ltd. -
                                                                          C Shares (j)                                 $  1,419,750
                                                                110,286   Vietnam Enterprise Investments Ltd. -
                                                                          R Shares (j)                                      540,401
                                                                480,000   Vietnam Opportunity Fund Ltd. (j)               1,651,200
                                                                                                                       ------------
                                                                          TOTAL MUTUAL FUNDS
                                                                          (COST - $2,228,365) - 0.4%                      3,611,351
                                                                                                                       ------------

                                     INDUSTRY                                            WARRANTS (C)
                        ----------------------------------                ------------------------------------------
UNITED STATES - 0.0%    COMMUNICATIONS EQUIPMENT - 0.0%          17,905   Lucent Technologies, Inc.
                                                                          (expires 12/10/2007)                                1,701
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.0%                             795   AboveNet, Inc. (expires 9/08/2008)                 19,875
                                                                    936   AboveNet, Inc. (expires 9/08/2010)                 14,976
                                                                                                                       ------------
                                                                                                                             34,851
                                                                                                                       ------------
                        PAPER & FOREST PRODUCTS - 0.0%            1,250   Mandra Forestry Finance Ltd.
                                                                          (expires 5/15/2013)                                     0
                                                                                                                       ------------
                                                                          TOTAL WARRANTS (COST - $239,467) - 0.0%            36,552
                                                                                                                       ------------

                                                         FIXED INCOME SECURITIES

                                                                FACE
                                                               AMOUNT                   CORPORATE BONDS
                                                             ----------   ------------------------------------------
BRAZIL - 0.1%           COMMERCIAL BANKS - 0.0%          USD    275,000   Banco Nacional de Desenvolvimento
                                                                          Economico e Social, 5.873% due
                                                                          6/16/2008 (n)                                     271,975
                        FOOD PRODUCTS - 0.1%                    285,000   Cosan Finance Ltd., 7% due 2/01/2017 (a)          280,725
                                                                400,000   Cosan SA Industria e Comercio, 9%
                                                                          due 11/01/2009 (a)                                426,000
                                                                                                                       ------------
                                                                                                                            706,725
                                                                                                                       ------------
                        METALS & MINING - 0.0%           BRL     10,296   Cia Vale do Rio Doce (s)                                0
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN BRAZIL                   978,700
                                                                                                                       ------------
CANADA - 0.1%           WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                  USD    800,000   Rogers Wireless Communications, Inc.,
                                                                          8.48% due 12/15/2010 (n)                          816,000
                                                         CAD    325,000   Rogers Wireless Communications, Inc.,
                                                                          7.625% due 12/15/2011                             314,956
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN CANADA                 1,130,956
                                                                                                                       ------------
CHILE - 0.3%            ELECTRIC UTILITIES - 0.3%        USD  2,905,193   Empresa Electrica del Norte Grande SA,
                                                                          6% due 11/05/2017 (r)                           2,759,933
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN CHILE                  2,759,933
                                                                                                                       ------------
CHINA - 0.3%            AUTOMOBILES - 0.1%                      250,000   Brilliance China Finance Ltd.,
                                                                          0% due 6/07/2011 (f)(k)                           290,950
                        CHEMICALS - 0.0%                 SGD    300,000   Bio-Treat Technology Ltd.,
                                                                          0% due 1/18/2013 (f)(k)                           217,019
                        FOOD PRODUCTS - 0.1%             USD    400,000   Chaoda Modern Agriculture Holdings Ltd.,
                                                                          7.75% due 2/08/2010                               405,000
                                                         HKD  4,210,000   Chaoda Modern Agriculture Holdings Ltd.,
                                                                          0% due 5/08/2011 (f)(k)                           631,082
                                                                                                                       ------------
                                                                                                                          1,036,082
                                                                                                                       ------------
                        INDUSTRIAL                       USD    786,000   Beijing Enterprises Investment Ltd.,
                        CONGLOMERATES - 0.1%                              0% due 12/21/2010 (f)(k)                        1,058,152
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN CHINA                  2,602,203
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                FACE
COUNTRY/REGION                      INDUSTRY                   AMOUNT                   CORPORATE BONDS                    VALUE
--------------          --------------------------------    -----------   ------------------------------------------   ------------
EUROPE - 0.6%           COMMERCIAL BANKS - 0.6%         BRL   1,000,000   European Investment Bank, 0% due 5/01/2008
                                                                          (k)                                          $    431,641
                                                              5,181,190   European Investment Bank, 0% due 9/12/2008
                                                                          (a)(k)                                          2,149,026
                                                              6,160,000   European Investment Bank, 0% due 9/21/2010
                                                                          (a)(k)                                          2,053,565
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN EUROPE                 4,634,232
                                                                                                                       ------------
FRANCE - 0.4%           COMMERCIAL BANKS - 0.4%         EUR   2,750,000   ERAP, 3.375% due 4/25/2008                      3,648,031
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN FRANCE                 3,648,031
                                                                                                                       ------------
GERMANY - 0.8%          COMMERCIAL BANKS - 0.8%         GBP     700,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                          5.375% due 12/07/2007                           1,374,412
                                                                700,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                          4.50% due 12/07/2008                            1,352,700
                                                        EUR   2,000,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                          4.25% due 7/04/2014                             2,695,435
                                                        JPY 120,000,000   Norddeutsche Landesbank Girozentrale,
                                                                          0.45% due 1/19/2009                             1,012,913
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN GERMANY                6,435,460
                                                                                                                       ------------
HONG KONG - 0.2%        INDUSTRIAL                      USD     725,000   Hutchison Whampoa International 03/33
                        CONGLOMERATES - 0.1%                              Ltd., 5.45% due 11/24/2010                        731,087
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.1%                      400,000   Hongkong Land CB 2005 Ltd.,
                                                                          2.75% due 12/21/2012 (f)                          526,500
                        TRADING COMPANIES &
                        DISTRIBUTORS - 0.0%                     160,000   Noble Group Ltd., 0.90% due 4/20/2009 (f)         204,400
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN HONG KONG              1,461,987
                                                                                                                       ------------
INDIA - 0.3%            AUTOMOBILES - 0.1%                      650,000   Tata Motors Ltd., 1% due 4/27/2011 (f)            780,780
                        METALS & MINING - 0.0%                  300,000   Gujarat NRE Coke Ltd., 0% due 4/12/2011
                                                                          (f)(k)                                            279,000
                        THRIFTS & MORTGAGE FINANCE - 0.1%       500,000   Housing Development Finance Corp., 0% due
                                                                          9/27/2010 (f)(k)                                  629,190
                        TRANSPORTATION
                        INFRASTRUCTURE - 0.0%                   300,000   Punj Lloyd Ltd., 0% due 4/08/2011 (f)(k)          290,250
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                         350,000   Reliance Communication Ltd.,
                                                                          0% due 5/10/2011 (f)(k)                           400,160
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN INDIA                  2,379,380
                                                                                                                       ------------
JAPAN - 0.4%            COMMERCIAL BANKS - 0.4%         JPY  80,000,000   The Bank of Kyoto Ltd. Series 1,
                                                                          1.90% due 9/30/2009 (f)                         1,447,221
                                                            200,000,000   International Bank for Reconstruction &
                                                                          Development Series 670, 2% due 2/18/2008        1,715,764
                                                             17,000,000   The Mie Bank Ltd., 1% due 10/31/2011 (f)          172,755
                                                                                                                       ------------
                                                                                                                          3,335,740
                                                                                                                       ------------
                        INSURANCE - 0.0%                     20,000,000   ASIF II, 1.20% due 3/20/2008                      170,165
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN JAPAN                  3,505,905
                                                                                                                       ------------
MALAYSIA - 0.6%         DIVERSIFIED FINANCIAL
                        SERVICES - 0.2%                 USD     800,000   Feringghi Capital Ltd., 0% due 12/22/2009
                                                                          (f)(k)                                            900,000
                                                        MYR   2,225,000   Johor Corp., 1% due 7/31/2009 (r)                 720,752
                                                                                                                       ------------
                                                                                                                          1,620,752
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.2%                 USD   1,500,000   Rafflesia Capital Ltd.,
                                                                          1.25% due 10/04/2011 (f)                        1,668,750
                        FOOD PRODUCTS - 0.0%                    130,000   IOI Investment BHD,
                                                                          0% due 9/18/2009 (f)(k)                           279,987
                        HOTELS, RESTAURANTS &
                        LEISURE - 0.1%                  MYR     980,000   Berjaya Land BHD, 8% due 8/15/2011 (f)            289,819
                                                                580,000   Resorts World BHD, 0% due 9/19/2008 (f)(k)        218,915
                                                                                                                       ------------
                                                                                                                            508,734
                                                                                                                       ------------
                        MULTI-UTILITIES - 0.1%          USD     500,000   YTL Power Finance Cayman Ltd.,
                                                                          0% due 5/09/2010 (f)(k)                           573,750
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN MALAYSIA               4,651,973
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                FACE
COUNTRY                             INDUSTRY                   AMOUNT                   CORPORATE BONDS                    VALUE
-------                 --------------------------------    -----------   ------------------------------------------   ------------
NETHERLANDS - 0.0%      SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.0%                USD      70,000   ASM International NV, 4.25% due 12/06/2011
                                                                          (f)                                          $     83,831
                                                                265,000   ASM International NV, 4.25% due 12/06/2011
                                                                          (a)(f)                                            312,037
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN THE NETHERLANDS          395,868
                                                                                                                       ------------
SINGAPORE - 0.0%        COMMERCIAL BANKS - 0.0%         SGD     250,000   Somerset Global, 0% due 1/12/2009 (f)(k)          199,387
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN SINGAPORE                199,387
                                                                                                                       ------------
SOUTH KOREA - 0.1%      WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                 USD      50,000   LG Telecom Ltd., 8.25% due 7/15/2009               52,516
                                                                900,000   LG Telecom Ltd., 8.25% due 7/15/2009 (a)          942,750
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN SOUTH KOREA              995,266
                                                                                                                       ------------
SWEDEN - 0.1%           DIVERSIFIED FINANCIAL
                        SERVICES - 0.1%                 TRY   1,396,720   Svensk Exportkredit AB, 10.50% due
                                                                          9/29/2015                                         717,424
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN SWEDEN                   717,424
                                                                                                                       ------------
TAIWAN - 0.0%           INSURANCE - 0.0%                USD      40,000   Shin Kong Financial Holding Co. Ltd., 0%
                                                                          due 6/17/2009 (f)(k)                               43,200
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN TAIWAN                    43,200
                                                                                                                       ------------
UNITED KINGDOM - 0.1%   COMMERCIAL BANKS - 0.1%         GBP     235,000   International Bank for Reconstruction &
                                                                          Development, 7.125% due 7/30/2007                 464,784
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN THE UNITED
                                                                          KINGDOM                                           464,784
                                                                                                                       ------------
UNITED STATES - 1.3%    AEROSPACE & DEFENSE - 0.0%      USD     230,000   GenCorp, Inc., 5.75% due 4/15/2007 (f)            236,900
                        AIRLINES - 0.0%                         356,242   Northwest Airlines, Inc. Series 1999-3-B,
                                                                          9.485% due 4/01/2015 (g)(h)                        74,366
                        BIOTECHNOLOGY - 0.0%                    150,000   Cell Genesys, Inc., 3.125% due 11/01/2011
                                                                          (f)                                               122,625
                                                                200,000   Nabi Biopharmaceuticals, 2.875% due
                                                                          4/15/2025 (f)                                     175,500
                                                                                                                       ------------
                                                                                                                            298,125
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.1%                 300,000   Preferred Term Securities XXV, Ltd., 0%
                                                                          due 6/22/2037 (j)                                 297,750
                                                                400,000   Preferred Term Securities XXIV, Ltd., 0%
                                                                          due 3/22/2037 (a)(j)                              390,000
                                                                                                                       ------------
                                                                                                                            687,750
                                                                                                                       ------------
                        CONTAINERS & PACKAGING - 0.0%           375,000   Crown Cork & Seal Co., Inc., 7.50% due
                                                                          12/15/2096                                        318,750
                        DIVERSIFIED FINANCIAL
                        SERVICES - 0.3%                 JPY 300,000,000   General Electric Capital Corp., 0.685% due
                                                                          1/15/2010 (n)                                   2,545,316
                                                        USD     100,000   Triad Acquisition Corp. Series B, 11.125%
                                                                          due 5/01/2013                                      93,500
                                                                                                                       ------------
                                                                                                                          2,638,816
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.0%                    100,000   IOI Capital BHD Series IOI, 0% due
                                                                          12/18/2011 (f)(k)                                 112,500
                        HEALTH CARE PROVIDERS &
                        SERVICES - 0.1%                         600,000   Tenet Healthcare Corp., 9.25%
                                                                          due 2/01/2015                                     594,000
                        HOTELS, RESTAURANTS &
                        LEISURE - 0.0%                          220,000   Uno Restaurant Corp., 10% due 2/15/2011
                                                                          (a)                                               189,200
                        INDEPENDENT POWER PRODUCERS &
                        ENERGY TRADERS - 0.3%           GBP     213,000   The AES Corp., 8.375% due 3/01/2011               433,821
                                                        USD     400,000   Calpine Corp., 8.75% due 7/15/2013 (a)(h)         426,000
                                                              1,220,000   Calpine Generating Co. LLC, 9.07% due
                                                                          4/01/2009 (n)                                   1,244,400
                                                                126,936   Calpine Generating Co. LLC, 11.07% due
                                                                          4/01/2010 (n)                                     131,379
                                                                                                                       ------------
                                                                                                                          2,235,600
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                FACE
COUNTRY                             INDUSTRY                   AMOUNT                   CORPORATE BONDS                    VALUE
-------                 --------------------------------    -----------   ------------------------------------------   ------------
                        INSURANCE - 0.1%                USD     291,000   Fortis Insurance NV, 7.75% due 1/26/2008
                                                                          (a)(f)                                       $    400,552
                        OIL, GAS & CONSUMABLE
                        FUELS - 0.1%                            560,000   McMoRan Exploration Co., 5.25% due
                                                                          10/06/2011 (f)                                    595,000
                                                                325,000   McMoRan Exploration Co., 5.25% due
                                                                          10/06/2011 (a)(f)                                 345,312
                                                                                                                       ------------
                                                                                                                            940,312
                                                                                                                       ------------
                        PAPER & FOREST PRODUCTS - 0.2%        1,250,000   Mandra Forestry, 12% due 5/15/2013 (a)(q)       1,150,000
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                         800,000   Nextel Communications, Inc., 5.25% due
                                                                          1/15/2010 (f)                                     794,000
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS IN THE UNITED STATES     10,670,871
                                                                                                                       ------------
                                                                          TOTAL CORPORATE BONDS
                                                                          (COST - $43,359,479) - 5.7%                    47,675,560
                                                                                                                       ------------
                                                                               FLOATING RATE LOAN INTERESTS (B)

UNITED STATES - 0.0%    TEXTILES, APPAREL & LUXURY
                        GOODS - 0.0%                            531,669   Galey & Lord, Inc. Term Loan, 10.17%
                                                                          due 9/05/2009 (h)                                       0
                                                                                                                       ------------
                                                                          TOTAL FLOATING RATE LOAN INTERESTS
                                                                          (COST - $353,808) - 0.0%                                0
                                                                                                                       ------------
                                                                                FOREIGN GOVERNMENT OBLIGATIONS

                                                        EUR   8,250,000   Bundesrepublik Deutschland, 4%
                                                                          due 7/04/2016                                  10,976,099
                                                              1,125,000   Caisse d'Amortissement de la Dette
                                                                          Sociale, 4% due 10/25/2014                      1,488,965
                                                        CAD   2,355,000   Canadian Government Bond, 4%                    2,039,620
                                                                          due 9/01/2010
                                                        ISK  71,000,000   Iceland Rikisbref, 7.25% due 5/17/2013            993,407
                                                        MYR   7,400,000   Malaysia Government Bond, 3.756% due
                                                                          4/28/2011                                       2,162,756
                                                              8,750,000   Malaysia Government Bond Series 386X,
                                                                          8.60% due 12/01/2007                            2,616,029
                                                        EUR   1,300,000   Netherlands Government Bond, 3.75% due
                                                                          7/15/2014                                       1,703,429
                                                        NZD   1,175,000   New Zealand Government Bond Series 216,
                                                                          4.50% due 2/14/2016                             1,138,815
                                                        PLN   6,000,000   Poland Government Bond, 3% due 8/24/2016        2,090,890
                                                        SEK  19,125,000   Sweden Government Bond Series 3101, 4% due
                                                                          12/01/2008                                      3,332,660
                                                        EUR   2,750,000   Unedic, 3.50% due 9/18/2008                     3,645,481
                                                        GBP   1,250,000   United Kingdom Gilt, 4.25% due 3/07/2011        2,370,499
                                                                                                                       ------------
                                                                          TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                                          (COST - $33,178,710) - 4.2%                    34,558,650
                                                                                                                       ------------
                                                                             U.S. GOVERNMENT & AGENCY OBLIGATIONS

UNITED STATES - 20.2%                                   USD      70,000   Fannie Mae, 5.40% due 2/01/2008                    70,149
                                                              9,721,166   U.S. Treasury Inflation Indexed Bonds,
                                                                          0.875% due 4/15/2010                            9,399,531
                                                             25,184,120   U.S. Treasury Inflation Indexed Bonds,
                                                                          2.375% due 4/15/2011                           25,511,715
                                                              9,171,479   U.S. Treasury Inflation Indexed Bonds,
                                                                          1.875% due 7/15/2015 (p)                        8,965,478

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               FACE
COUNTRY/REGION                                                AMOUNT         U.S. GOVERNMENT & AGENCY OBLIGATIONS          VALUE
--------------                                            -------------   ------------------------------------------   ------------
                                                          USD26,969,478   U.S. Treasury Inflation Indexed Bonds,
                                                                          2% due 1/15/2016                             $ 26,553,339
                                                             21,147,316   U.S. Treasury Inflation Indexed Bonds,
                                                                          2.50% due 7/15/2016                            21,699,959
                                                              7,500,000   U.S. Treasury Notes, 3.625% due 4/30/2007       7,491,210
                                                                700,000   U.S. Treasury Notes, 3.50% due 5/31/2007          698,250
                                                              1,800,000   U.S. Treasury Notes, 4.375% due 12/31/2007      1,791,704
                                                              1,250,000   U.S. Treasury Notes, 4.875% due 4/30/2008       1,249,854
                                                              1,385,000   U.S. Treasury Notes, 4% due 6/15/2009           1,368,120
                                                             12,500,000   U.S. Treasury Notes, 4.875% due 5/31/2011      12,655,275
                                                             10,750,000   U.S. Treasury Notes, 4.625% due 2/29/2012      10,789,893
                                                              1,000,000   U.S. Treasury Notes, 4% due 11/15/2012            973,750
                                                              7,925,000   U.S. Treasury Notes, 4.25% due 11/15/2014       7,736,781
                                                              6,100,000   U.S. Treasury Notes, 4.50% due 11/15/2015       6,037,810
                                                              6,125,000   U.S. Treasury Notes, 5.125% due 5/15/2016       6,332,913
                                                              4,550,000   U.S. Treasury Notes, 4.875% due 8/15/2016       4,622,158
                                                              5,100,000   U.S. Treasury Notes, 4.625% due 11/15/2016      5,085,057
                                                              8,351,000   U.S. Treasury Notes, 4.625% due 2/15/2017       8,334,039
                                                                                                                       ------------
                                                                          TOTAL U.S. GOVERNMENT & AGENCY
                                                                          OBLIGATIONS (COST - $165,351,027) - 20.2%     167,366,985
                                                                                                                       ------------
                                                                                       STRUCTURED NOTES

BRAZIL - 0.9%                                             BRL 7,397,438   JPMorgan Chase Bank Structured Notes
                                                                          (NTN - B Linked Notes), 6% due 8/15/2010
                                                                          (t)                                             3,424,345
                                                              5,888,353   JPMorgan Chase Bank Structured Notes
                                                                          (NTN - B Linked Notes), 6% due 8/15/2010
                                                                          (t)                                             2,725,312
                                                              2,849,611   JPMorgan Chase Bank Structured Notes
                                                                          (NTN - B Linked Notes), 6% due 8/17/2010
                                                                          (t)                                             1,319,033
                                                                                                                       ------------
                                                                          TOTAL STRUCTURED NOTES IN BRAZIL                7,468,690
                                                                                                                       ------------
EUROPE - 0.4%                                                 3,450,000   JPMorgan Chase & Co. (Dow Jones EURO STOXX
                                                                          50(R) Index Linked Notes), due 6/17/2008
                                                                          (t)                                             3,550,050
                                                                                                                       ------------
                                                                          TOTAL STRUCTURED NOTES IN EUROPE                3,550,050
                                                                                                                       ------------
GERMANY - 0.9%                                           USD  3,000,000   Goldman Sachs & Co. (DAX Linked Notes),
                                                                          due 10/19/2007 (t)                              3,439,149
                                                              3,450,000   Goldman Sachs & Co. (Dow Jones EURO STOXX
                                                                          50(R) Index Linked Notes), due 6/20/2008
                                                                          (t)                                             3,517,058
                                                                                                                       ------------
                                                                          TOTAL STRUCTURED NOTES IN GERMANY               6,956,207
                                                                                                                       ------------
JAPAN - 0.8%                                                  7,000,000   Goldman Sachs & Co. (TOPIX(R) Index
                                                                          Linked Notes), due 1/28/2008 (u)                6,364,260
                                                                                                                       ------------
                                                                          TOTAL STRUCTURED NOTES IN JAPAN                 6,364,260
                                                                                                                       ------------
TAIWAN - 0.9%                                                   700,000   UBS AG (Gold Linked Notes), due 4/23/2008
                                                                          (t)                                               780,184
                                                                780,000   UBS AG (Gold Linked Notes), due 4/28/2008
                                                                          (t)                                               881,600
                                                                730,000   UBS AG (Gold Linked Notes), due 5/27/2008
                                                                          (t)                                               777,807
                                                                770,000   UBS AG (Gold Linked Notes), due 6/18/2008
                                                                          (t)                                               808,359
                                                                780,000   UBS AG (Gold Linked Notes), due 6/19/2008
                                                                          (t)                                               820,544
                                                                800,000   UBS AG (Gold Linked Notes), due 7/09/2008
                                                                          (t)                                               839,058
                                                                790,000   UBS AG (Gold Linked Notes), due 7/11/2008
                                                                          (t)                                               864,137
                                                              1,650,000   UBS AG (Total Return TWD Linked Notes),
                                                                          due 12/01/2010 (t)                              1,665,675
                                                                                                                       ------------
                                                                          TOTAL STRUCTURED NOTES IN TAIWAN                7,437,364
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               FACE
COUNTRY                                                       AMOUNT                  STRUCTURED NOTES                    VALUE
-------                                                   -------------   ------------------------------------------   ------------
UNITED STATES - 1.5%                                      USD12,746,000   Morgan Stanley (Bear Market PLUS S&P 500
                                                                          Index Linked Notes), Series F, due
                                                                          7/07/2008 (u)                                $ 12,756,197
                                                                                                                       ------------
                                                                          TOTAL STRUCTURED NOTES IN THE UNITED
                                                                          STATES                                         12,756,197
                                                                                                                       ------------
                                                                          TOTAL STRUCTURED NOTES
                                                                          (COST - $43,479,336) - 5.4%                    44,532,768
                                                                                                                       ------------
                                                                          TOTAL FIXED INCOME SECURITIES
                                                                          (COST - $285,033,360) - 35.5%                 294,133,963
                                                                                                                       ------------

                                                            BENEFICIAL
                                    INDUSTRY                 INTEREST                 OTHER INTERESTS (E)
                        -------------------------------   -------------   ------------------------------------------
UNITED STATES - 0.0%    DIVERSIFIED TELECOMMUNICATION      USD1,400,000   AboveNet, Inc. (Litigation Trust Certificates)          0
                        SERVICES - 0.0%
                                                                                                                       ------------
                                                                          TOTAL OTHER INTERESTS (COST - $0) - 0.0%                0
                                                                                                                       ------------

                                                              FACE
                                                             AMOUNT                  SHORT-TERM SECURITIES
                                                         --------------   ------------------------------------------
CANADA - 0.3%           FOREIGN COMMERCIAL PAPER - 0.3%  CAD  2,800,000   Canada Treasury Bill, 0% due 3/20/2008          2,328,572
                                                                                                                       ------------
                                                                          TOTAL SHORT-TERM SECURITIES IN CANADA           2,328,572
                                                                                                                       ------------
ICELAND - 0.1%          TIME DEPOSITS - 0.1%             ISK 33,340,697   Iceland Time Deposit, 14.85% due 4/20/2007        506,505
                                                                                                                       ------------
                                                                          TOTAL SHORT-TERM SECURITIES IN ICELAND            506,505
                                                                                                                       ------------
SINGAPORE - 0.2%        TIME DEPOSITS - 0.2%             SGD  3,319,168   Singapore Time Deposit, 0% due 4/20/2007        2,187,765
                                                                                                                       ------------
                                                                          TOTAL SHORT-TERM SECURITIES IN SINGAPORE        2,187,765
                                                                                                                       ------------
UNITED STATES - 6.5%    GOVERNMENT NATIONAL BILLS - 4.8% USD 14,500,000   U.S. Treasury Bills, 5.07% due 5/10/2007       14,424,165
                                                              6,400,000   U.S. Treasury Bills, 5.04% due 5/17/2007        6,360,755
                                                              6,400,000   U.S. Treasury Bills, 5.04% due 5/24/2007        6,354,656
                                                              6,400,000   U.S. Treasury Bills, 5.05% due 6/14/2007        6,336,538
                                                              6,400,000   U.S. Treasury Bills, 5.04% due 6/21/2007        6,330,240
                                                                                                                       ------------
                                                                                                                         39,806,354
                                                                                                                       ------------

                                                           BENEFICIAL
                                                            INTEREST
                                                         --------------
                                                         USD 10,846,212   BlackRock Liquidity Series, LLC Cash Sweep
                                                                          Series, 5.26% (d)(o)                           10,846,212
                                                              2,930,400   BlackRock Liquidity Series, LLC Money
                                                                          Market Series, 5.33% (d)(l)(o)                  2,930,400
                                                                                                                       ------------
                                                                          TOTAL SHORT-TERM SECURITIES IN THE UNITED
                                                                          STATES                                         53,582,966
                                                                                                                       ------------
                                                                          TOTAL SHORT-TERM SECURITIES
                                                                          (COST - $58,589,577) - 7.1%                    58,605,808
                                                                                                                       ------------

                                                              NUMBER OF
                                                              CONTRACTS                OPTIONS PURCHASED
                                                             ----------   ------------------------------------------
CALL OPTIONS PURCHASED                                              458   The Gap, Inc., expiring January 2008 at
                                                                          USD 22.5                                           13,740
                                                                    452   Newmont Mining Corp., expiring June 2007
                                                                          at USD 50                                          11,300
                                                                    457   Newmont Mining Corp., expiring January
                                                                          2008 at USD 55                                     41,130
                                                                                                                       ------------
                                                                                                                             66,170
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                              NUMBER OF
                                                              CONTRACTS                       OPTIONS PURCHASED            VALUE
                                                             ----------   ------------------------------------------   ------------
PUT OPTIONS PURCHASED                                               226   Black & Decker Corp., expiring
                                                                          August 2007 at USD 75                        $     50,850
                                                                  1,366   iShares Russell 2000 Index Fund, expiring
                                                                          September 2007 at USD 75                          348,330
                                                                  1,825   iShares Russell 2000 Index Fund, expiring
                                                                          September 2007 at USD 78                          620,500
                                                                    456   JB Hunt Transport Services, Inc., expiring
                                                                          August 2007 at USD 22.5                            38,760
                                                                    451   Leggett & Platt, Inc., expiring September
                                                                          2007 at USD 22.5                                   58,630
                                                                    456   Masco Corp., expiring October 2007 at USD
                                                                          25                                                 57,000
                                                                    455   Royal Caribbean Cruises Ltd., expiring
                                                                          September 2007 at USD 35                           43,225
                                                                    227   The Sherwin-Williams Co., expiring
                                                                          September 2007 at USD 60                           53,345
                                                                    132   Whirlpool Corp., expiring September 2007
                                                                          at USD 75                                          33,660
                                                                    455   Williams-Sonoma, Inc., expiring August
                                                                          2007 at USD 32.5                                   63,700
                                                                 26,240   Yen Call 2/8/95 64.75, expiring February
                                                                          2008 at USD 106.9                                  31,029
                                                                                                                       ------------
                                                                                                                          1,399,029
                                                                                                                       ------------
                                                                          TOTAL OPTIONS PURCHASED
                                                                          (PREMIUMS PAID - $1,688,400) - 0.2%             1,465,199
                                                                                                                       ------------
                                                                          TOTAL INVESTMENTS
                                                                          (COST - $702,334,005) - 100.1%                829,748,106
                                                                                                                       ------------

                                                                          OPTIONS WRITTEN

CALL OPTIONS WRITTEN                                              1,390   3Com Corp., expiring January 2008 at USD 5        (48,650)
                                                                    285   Apple Computer, Inc., expiring January
                                                                          2008 at USD 85                                   (504,450)
                                                                     30   Bausch & Lomb, Inc., expiring January 2008
                                                                          at USD 45                                         (28,800)
                                                                     55   Burlington Northern Santa Fe Corp.,
                                                                          expiring January 2008 at USD 90                   (22,550)
                                                                    138   Burlington Northern Santa Fe Corp.,
                                                                          expiring January 2008 at USD 95                   (35,190)
                                                                    144   Ciena Corp., expiring January 2008 at USD
                                                                          30                                                (54,720)
                                                                  1,091   Comverse Technology, Inc., expiring
                                                                          January 2008 at USD 17.5                         (600,050)
                                                                     20   Comverse Technology, Inc., expiring
                                                                          January 2008 at USD 20                             (7,600)
                                                                    117   eBay, Inc., expiring January 2008 at USD 20      (167,310)
                                                                    120   eBay, Inc., expiring January 2008 at USD 25      (121,200)
                                                                    244   El Paso Corp., expiring January 2008 at
                                                                          USD 15                                            (28,060)
                                                                    151   Foundation Coal Holdings, Inc., expiring
                                                                          September 2007 at USD 30                          (92,110)
                                                                    257   Genesis Microchip, Inc., expiring June
                                                                          2007 at USD 10                                    (11,565)
                                                                    277   Genesis Microchip, Inc., expiring
                                                                          September 2007 at USD 7.5                         (63,710)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                             NUMBER OF
                                                             CONTRACTS                  OPTIONS WRITTEN                    VALUE
                                                            -----------   ------------------------------------------   ------------
                                                                    333   Motorola, Inc., expiring January 2008 at
                                                                          USD 17.5                                     $    (69,930)
                                                                    253   Motorola, Inc., expiring January 2008 at
                                                                          USD 20                                            (27,830)
                                                                    168   Norfolk Southern Corp., expiring January
                                                                          2008 at USD 50                                   (107,520)
                                                                    343   Nortel Networks Corp., expiring January
                                                                          2008 at USD 22.5                                 (154,350)
                                                                    138   Novell, Inc., expiring January 2008 at USD
                                                                          7.5                                               (11,178)
                                                                    133   Panera Bread Co. Class A, expiring January
                                                                          2008 at USD 50                                   (176,890)
                                                                    231   Panera Bread Co. Class A, expiring January
                                                                          2008 at USD 55                                   (228,690)
                                                                    166   Panera Bread Co. Class A, expiring January
                                                                          2008 at USD 60                                   (119,520)
                                                                    198   Peabody Energy Corp., expiring January
                                                                          2008 at USD 40                                   (110,880)
                                                                    424   QUALCOMM, Inc., expiring January 2008 at
                                                                          USD 40                                           (304,856)
                                                                    102   Smith International, Inc., expiring
                                                                          January 2008 at USD 40                           (110,160)
                                                                    179   Sprint Nextel Corp., expiring January
                                                                          2008 at USD 20                                    (29,535)
                                                                    367   Sprint Nextel Corp., expiring January
                                                                          2008 at USD 22.5                                  (27,525)
                                                                    112   Suncor Energy, Inc., expiring January
                                                                          2008 at USD 75                                   (113,120)
                                                                    446   TIBCO Software, Inc., expiring January
                                                                          2008 at USD 10                                    (28,990)
                                                                                                                       ------------
                                                                          TOTAL OPTIONS WRITTEN
                                                                          (PREMIUMS RECEIVED - $3,180,756) - (0.4%)      (3,406,939)
                                                                                                                       ------------
                                                                          TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                                          (COST - $699,153,249*)  - 99.7%               826,341,167
                                                                          OTHER ASSETS LESS LIABILITIES - 0.3%            2,468,910
                                                                                                                       ------------
                                                                          NET ASSETS - 100.0%                          $828,810,077
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $700,300,101
                                ============
Gross unrealized appreciation   $134,524,984
Gross unrealized depreciation     (8,483,918)
                                ------------
Net unrealized appreciation     $126,041,066
                                ============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                                             NET ACTIVITY   INTEREST INCOME
---------                                             ------------   ---------------
BlackRock Liquidity Series, LLC Cash Sweep Series     $(37,365,098)     $534,625
BlackRock Liquidity Series, LLC Money Market Series   $  2,661,600      $  1,295

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)  Convertible security.

(g)  Subject to principal paydowns.

(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(i)  Depositary receipts.

(j)  Non-income producing security.

(k)  Represents a zero coupon bond.

(l)  Security was purchased with the cash proceeds from securities loans.

(m)  Security, or a portion of security, is on loan.

(n)  Floating rate security.

(o)  Represents the current yield as of March 31, 2007.

(p) All or a portion of security held as collateral in connection with open financial futures contracts.

(q)  Issued with warrants.

(r)  Represents a step bond.

(s) Received through a bonus issue from Cia Vale do Rio Doce. As of March 31, 2007, the bond has not commenced trading and the coupon rate has not been determined. The security is a perpetual bond and has no definite maturity date.

(t) Security represents an index linked note. Value of the instrument is derived from the price fluctuations in the underlying index.

(u) Security represents an index linked note. Value of the instrument is inversely derived from the price fluctuations in the underlying index.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Forward foreign exchange contracts as of March 31, 2007 were as follows:

                                                UNREALIZED
                                 SETTLEMENT    APPRECIATION
FOREIGN CURRENCY PURCHASED          DATE      (DEPRECIATION)
--------------------------      -----------   --------------
CHF     7,402,156                April 2007     $  11,881
EUR    29,835,029                April 2007       242,250
IDR 9,031,000,000               August 2007        30,461
INR    51,546,465                April 2007         2,527
JPY 2,512,973,441                April 2007      (165,946)
                                                ---------
TOTAL UNREALIZED APPRECIATION
ON FORWARD FOREIGN EXCHANGE
CONTRACTS - NET (USD
COMMITMENT - $69,429,992)                       $ 121,173
                                                =========


                                 SETTLEMENT     UNREALIZED
FOREIGN CURRENCY SOLD               DATE      (DEPRECIATION)
---------------------           -----------   --------------
EUR       400,000                April 2007     $ (3,299)
IDR 5,925,600,000               August 2007      (10,049)
INR    51,546,465                April 2007      (23,046)
JPY    62,776,000                April 2007         (493)
                                                --------
TOTAL UNREALIZED DEPRECIATION
ON FORWARD FOREIGN EXCHANGE
CONTRACTS - NET (USD
COMMITMENT - $2,858,722)                        $(36,887)
                                                ========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

-    Swaps contracts outstanding as of March 31, 2007 were as follows:

                                                                            UNREALIZED
                                                              NOTIONAL     APPRECIATION
                                                               AMOUNT     (DEPRECIATION)
                                                            -----------   --------------
Bought credit default protection on United Mexican States
and pay 1.12%
Broker, Credit Suisse International
Expires May 2010                                            USD 380,000      $ (8,871)

Bought credit default protection on DaimlerChrysler NA
Holding Corp. and pay 0.53%
Broker, JPMorgan Chase
Expires June 2011                                           EUR 245,000        (2,733)

Bought credit default protection on Carnival Corp. and
pay 0.25%
Broker, JPMorgan Chase                                      USD 475,000        (1,734)
Expires September 2011

Bought credit default protection on Whirlpool Corp. and
pay 0.48%
Broker, JPMorgan Chase
Expires September 2011                                      USD 150,000           366

Bought credit default protection on McDonald's Corp. and
pay 0.16%
Broker, JPMorgan Chase
Expires September 2011                                      USD 150,000          (328)

Bought credit default protection on JC Penney Corp., Inc
and pay 0.53%
Broker, JPMorgan Chase
Expires September 2011                                      USD 150,000          (621)
                                                                             --------
TOTAL                                                                        $(13,921)
                                                                             ========

-    Financial futures contracts purchased as of March 31, 2007 were as follows:

NUMBER OF                                    EXPIRATION        FACE       UNREALIZED
CONTRACTS         ISSUE         EXCHANGE        DATE           VALUE     APPRECIATION
---------   -----------------   --------   --------------   ----------   ------------
2           DAX Index 25 Euro   Eurex         June 2007     $  438,748      $26,727
1           EuroDollar Future   Chicago    September 2008   $  237,900          512
12          S&P TSE 60 Index    Montreal      June 2007     $1,527,159       44,845
                                                                            -------
TOTAL UNREALIZED APPRECIATION                                               $72,084
                                                                            =======

-    Financial futures contracts sold as of March 31, 2007 were as follows:

                                                                                        UNREALIZED
NUMBER OF                                                EXPIRATION         FACE       APPRECIATION
CONTRACTS               ISSUE               EXCHANGE        DATE           VALUE      (DEPRECIATION)
---------   -----------------------------   --------   --------------   -----------   -------------
1           EuroDollar Future               Chicago    September 2009   $   237,549     $    (501)
37          FTSE 100 Index                  LIFFE         June 2007     $ 4,423,305      (182,673)
9           Japan 10-year Government Bond   Tokyo         June 2007     $10,261,425        15,753
28          S&P 500 Index                   Chicago       June 2007     $ 9,830,359      (188,041)
                                                                                        ---------
TOTAL UNREALIZED DEPRECIATION                                                           $(355,462)
                                                                                        =========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

-    Currency Abbreviations:

     BRL   Brazilian Real
     CAD   Canadian Dollar
     CHF   Swiss Franc
     EUR   Euro
     GBP   British Pound
     HKD   Hong Kong Dollar
     IDR   Indonesian Rupiah
     INR   Indian Rupee
     ISK   Icelandic Krona
     JPY   Japanese Yen
     MYR   Malaysian Ringgit
     NZD   New Zealand Dollar
     PLN   Polish Zloty
     SEK   Swedish Krona
     SGD   Singapore Dollar
     TRY   Turkish Lira
     USD   U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
                                     INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
                        ----------------------------------   ----------   ------------------------------------------   ------------
AFRICA
SOUTH AFRICA - 1.6%     CONSTRUCTION MATERIALS - 0.3%             3,400   Pretoria Portland Cement Co. Ltd.             $   221,214
                        HEALTH CARE PROVIDERS &
                                                                                                                        -----------
                        SERVICES - 0.2%                          99,400   Network Healthcare Holdings Ltd.                  189,770
                                                                                                                        -----------
                        INDUSTRIAL CONGLOMERATES - 0.4%          11,400   Barloworld Ltd.                                   284,430
                                                                                                                        -----------
                        MEDIA - 0.3%                             10,500   Naspers Ltd.                                      254,015
                                                                                                                        -----------
                        METALS & MINING - 0.4%                    9,600   Impala Platinum Holdings Ltd.                     301,730
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN AFRICA - 1.6%            1,251,159
                                                                                                                        -----------
EUROPE
FINLAND - 0.5%          OIL, GAS & CONSUMABLE FUELS - 0.5%       10,900   Neste Oil Oyj                                     375,666
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN FINLAND                    375,666
                                                                                                                        -----------
FRANCE - 2.6%           CONSTRUCTION & ENGINEERING - 0.9%         4,500   Vinci SA                                          697,431
                                                                                                                        -----------
                        MULTI-UTILITIES - 1.1%                   11,400   Veolia Environnement SA                           847,626
                                                                                                                        -----------
                        TEXTILES, APPAREL & LUXURY GOODS
                        - 0.6%                                    4,200   LVMH Moet Hennessy Louis Vuitton SA               465,956
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN FRANCE                   2,011,013
                                                                                                                        -----------
GERMANY - 1.4%          CHEMICALS - 0.5%                          2,400   Wacker Chemie AG (a)                              416,784
                                                                                                                        -----------
                        INDUSTRIAL CONGLOMERATES - 0.9%           6,500   Siemens AG                                        694,813
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN GERMANY                  1,111,597
                                                                                                                        -----------
ITALY - 0.9%            COMMERCIAL BANKS - 0.9%                  72,000   UniCredito Italiano SpA                           685,288
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN ITALY                      685,288
                                                                                                                        -----------
SPAIN - 0.5%            DIVERSIFIED FINANCIAL SERVICES -
                        0.5%                                      8,500   Bolsas y Mercados Espanoles                       416,603
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN SPAIN                      416,603
                                                                                                                        -----------
SWEDEN - 0.3%           DIVERSIFIED FINANCIAL SERVICES -
                        0.3%                                     10,200   OMHEX AB                                          212,171
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN SWEDEN                     212,171
                                                                                                                        -----------
SWITZERLAND - 5.9%      CHEMICALS - 0.5%                          4,200   Lonza Group AG Registered Shares                  403,703
                                                                                                                        -----------
                        COMMERCIAL SERVICES & SUPPLIES -
                        0.5%                                        300   SGS SA                                            358,227
                                                                                                                        -----------
                        ELECTRICAL EQUIPMENT - 1.0%              45,500   ABB Ltd.                                          778,834
                                                                                                                        -----------
                        OIL, GAS & CONSUMABLE FUELS - 0.6%        6,000   Petroplus Holdings AG (a)                         427,108
                                                                                                                        -----------
                        PHARMACEUTICALS - 2.3%                   16,800   Novartis AG Registered Shares                     963,634
                                                                  4,700   Roche Holding AG                                  831,585
                                                                                                                        -----------
                                                                                                                          1,795,219
                                                                                                                        -----------
                        TEXTILES, APPAREL & LUXURY GOODS -
                        1.0%                                     15,100   The Registered Shares Swatch Group Ltd.           807,098
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN SWITZERLAND              4,570,189

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
                                    INDUSTRY                    HELD                     COMMON STOCKS                     VALUE
                        ----------------------------------   ----------   ------------------------------------------   ------------
UNITED KINGDOM - 1.8%   BEVERAGES - 1.5%                         57,600   Diageo Plc                                    $ 1,166,917
                                                                                                                        -----------
                        CAPITAL MARKETS - 0.3%                   44,900   Ashmore Group Plc                                 256,012
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN THE UNITED KINGDOM       1,422,929
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN EUROPE - 13.9%          10,805,456
                                                                                                                        -----------
LATIN AMERICA
BRAZIL - 2.2%           BEVERAGES - 0.5%                          7,300   Cia de Bebidas das Americas (Preference
                                                                          Shares) (b)                                       401,208
                                                                                                                        -----------
                        COMMERCIAL BANKS - 0.2%                   4,900   Banco Bradesco SA (b)                             198,156
                                                                                                                        -----------
                        MEDIA - 0.6%                             34,247   NET Servicos de Comunicacao SA (Preference
                                                                          Shares) (a)                                       463,431
                                                                                                                        -----------
                        MULTILINE RETAIL - 0.3%                  15,300   Lojas Renner SA                                   198,277
                                                                                                                        -----------
                        OIL, GAS & CONSUMABLE FUELS - 0.3%        2,000   Petroleo Brasileiro SA (b)                        199,020
                                                                                                                        -----------
                        PERSONAL PRODUCTS - 0.3%                 19,200   Natura Cosmeticos SA                              216,202
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN BRAZIL                   1,676,294
                                                                                                                        -----------
MEXICO - 0.8%           MEDIA - 0.3%                              6,600   Grupo Televisa, SA (b)                            196,680
                                                                                                                        -----------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.5%                           8,300   America Movil, SA de CV (b)                       396,657
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN MEXICO                     593,337
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN LATIN AMERICA -
                                                                          3.0%                                            2,269,631
                                                                                                                        -----------
NORTH AMERICA
CANADA - 2.7%           CHEMICALS - 0.5%                          2,600   Potash Corp. of Saskatchewan                      414,604
                                                                                                                        -----------
                        COMMERCIAL BANKS - 0.5%                   8,300   Royal Bank of Canada                              413,382
                                                                                                                        -----------
                        DIVERSIFIED FINANCIAL SERVICES -
                        0.4%                                      6,400   TSX Group, Inc.                                   273,019
                                                                                                                        -----------
                        ENERGY EQUIPMENT & SERVICES - 0.4%       16,800   Ensign Resource Service Group                     281,577
                                                                                                                        -----------
                        METALS & MINING - 0.3%                    2,900   Teck Cominco Ltd. Class B                         202,184
                                                                                                                        -----------
                        OIL, GAS & CONSUMABLE FUELS - 0.6%       10,600   Cameco Corp.                                      434,283
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN CANADA                   2,019,049
                                                                                                                        -----------
UNITED STATES - 35.5%   AEROSPACE & DEFENSE - 2.3%               12,200   Armor Holdings, Inc. (a)                          821,426
                                                                 29,800   BE Aerospace, Inc. (a)                            944,660
                                                                                                                        -----------
                                                                                                                          1,766,086
                                                                                                                        -----------
                        CAPITAL MARKETS - 0.9%                   15,200   E*Trade Financial Corp. (a)                       322,544
                                                                  6,200   Northern Trust Corp.                              372,868
                                                                                                                        -----------
                                                                                                                            695,412
                                                                                                                        -----------
                        CHEMICALS - 1.0%                         14,300   Monsanto Co.                                      785,928
                                                                                                                        -----------
                        COMMUNICATIONS EQUIPMENT - 3.4%          58,400   Cisco Systems, Inc. (a)                         1,490,952

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
                                     INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
                        ----------------------------------   ----------   ------------------------------------------   ------------
                                                                 22,300   Corning, Inc. (a)                             $   507,102
                                                                 14,400   QUALCOMM, Inc.                                    614,304
                                                                                                                        -----------
                                                                                                                          2,612,358
                                                                                                                        -----------
                        COMPUTERS & PERIPHERALS - 0.8%           43,900   EMC Corp. (a)                                     608,015
                                                                                                                        -----------
                        CONSTRUCTION & ENGINEERING - 1.0%        16,000   Jacobs Engineering Group, Inc. (a)                746,400
                                                                                                                        -----------
                        DIVERSIFIED CONSUMER SERVICES -
                        0.6%                                      9,700   Sotheby's Holdings, Inc. Class A                  431,456
                                                                                                                        -----------
                        DIVERSIFIED FINANCIAL SERVICES -
                        0.5%                                      7,500   Citigroup, Inc.                                   385,050
                                                                                                                        -----------
                        ELECTRICAL EQUIPMENT - 1.1%              14,900   Roper Industries, Inc.                            817,712
                                                                                                                        -----------
                        ENERGY EQUIPMENT & SERVICES - 5.0%        6,800   Cameron International Corp. (a)                   426,972
                                                                  4,200   Core Laboratories NV (a)                          352,086
                                                                  6,300   FMC Technologies, Inc. (a)                        439,488
                                                                 14,700   Grant Prideco, Inc. (a)                           732,648
                                                                 10,200   Halliburton Co.                                   323,748
                                                                 10,100   National Oilwell Varco, Inc. (a)                  785,679
                                                                 12,200   Schlumberger Ltd.                                 843,020
                                                                                                                        -----------
                                                                                                                          3,903,641
                                                                                                                        -----------
                        FOOD PRODUCTS - 0.5%                      5,100   Bunge Ltd.                                        419,322
                        HEALTH CARE EQUIPMENT & SUPPLIES -
                        1.0%                                      3,800   Intuitive Surgical, Inc. (a)(c)                   461,966
                                                                  7,100   Varian Medical Systems, Inc. (a)(c)               338,599
                                                                                                                        -----------
                                                                                                                            800,565
                                                                                                                        -----------
                        HOTELS, RESTAURANTS & LEISURE -
                        2.8%                                     18,000   International Game Technology                     726,840
                                                                 13,100   McDonald's Corp.                                  590,155
                                                                 28,500   Starbucks Corp. (a)                               893,760
                                                                                                                        -----------
                                                                                                                          2,210,755
                                                                                                                        -----------
                        HOUSEHOLD PRODUCTS - 1.2%                15,200   The Procter & Gamble Co.                          960,032
                        IT SERVICES - 0.9%                        7,600   Cognizant Technology Solutions Corp. (a)          670,852
                        INSURANCE - 0.9%                         10,600   American International Group, Inc.                712,532
                        INTERNET SOFTWARE & SERVICES -
                        2.4%                                     14,300   Akamai Technologies, Inc. (a)                     713,856
                                                                  2,500   Google, Inc. Class A (a)                        1,145,400
                                                                                                                        -----------
                                                                                                                          1,859,256
                                                                                                                        -----------
                        LIFE SCIENCES TOOLS & SERVICES -
                        1.2%                                     20,000   Thermo Fisher Scientific, Inc. (a)                935,000
                        MACHINERY - 1.7%                          7,500   Deere & Co.                                       814,800
                                                                 12,300   Joy Global, Inc.                                  527,670
                                                                                                                        -----------
                                                                                                                          1,342,470
                                                                                                                        -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
                                     INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
                        ----------------------------------   ----------   ------------------------------------------   ------------
                        MEDIA - 0.5%                              5,100   Focus Media Holding Ltd. (a)(b)               $   400,146
                                                                                                                        -----------
                        METALS & MINING - 0.5%                    4,000   Allegheny Technologies, Inc.                      426,760
                                                                                                                        -----------
                        OIL, GAS & CONSUMABLE FUELS - 1.0%       10,500   Exxon Mobil Corp.                                 792,225
                                                                                                                        -----------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.8%                          7,300   MEMC Electronic Materials, Inc. (a)               442,234
                                                                  6,500   Nvidia Corp. (a)                                  187,070
                                                                                                                        -----------
                                                                                                                            629,304
                                                                                                                        -----------
                        SOFTWARE - 1.0%                           6,600   Factset Research Systems, Inc.                    414,810
                                                                 18,700   Oracle Corp. (a)                                  339,031
                                                                                                                        -----------
                                                                                                                            753,841
                                                                                                                        -----------
                        TEXTILES, APPAREL & LUXURY GOODS -
                        1.1%                                     17,100   Coach, Inc. (a)                                   855,855
                                                                                                                        -----------
                        TOBACCO - 1.5%                           13,200   Altria Group, Inc.                              1,159,092
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN THE UNITED STATES       27,680,065
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN NORTH AMERICA -
                                                                          38.2%                                          29,699,114
                                                                                                                        -----------
PACIFIC BASIN/ASIA
AUSTRALIA - 17.7%       BIOTECHNOLOGY - 1.1%                     13,200   CSL Ltd.                                          879,722
                                                                                                                        -----------
                        CAPITAL MARKETS - 2.1%                   90,100   Australian Wealth Management Ltd.                 185,895
                                                                 13,300   Macquarie Bank Ltd.                               890,476
                                                                  9,200   Perpetual Trustees Australia Ltd.                 577,633
                                                                                                                        -----------
                                                                                                                          1,654,004
                                                                                                                        -----------
                        CHEMICALS - 0.7%                         22,100   Nufarm Ltd.                                       221,726
                                                                 16,000   Orica Ltd.                                        328,171
                                                                                                                        -----------
                                                                                                                            549,897
                                                                                                                        -----------
                        COMMERCIAL BANKS - 3.3%                  30,100   Australia & New Zealand Banking Group Ltd.        723,312
                                                                 15,600   Commonwealth Bank of Australia Ltd.               634,380
                                                                 24,400   National Australia Bank Ltd.                      797,579
                                                                 20,100   Westpac Banking Corp.                             428,528
                                                                                                                        -----------
                                                                                                                          2,583,799
                                                                                                                        -----------
                        COMMERCIAL SERVICES & SUPPLIES -
                        0.3%                                     44,300   Seek Ltd.                                         258,071
                                                                                                                        -----------
                        CONSTRUCTION & ENGINEERING - 0.8%        24,600   Leighton Holdings Ltd.                            667,178
                                                                                                                        -----------
                        DIVERSIFIED FINANCIAL SERVICES -
                        1.3%                                     14,800   Australian Stock Exchange Ltd.                    526,886
                                                                 21,300   Babcock & Brown Ltd.                              473,414
                                                                                                                        -----------
                                                                                                                          1,000,300
                                                                                                                        -----------
                        ENERGY EQUIPMENT & SERVICES - 0.7%       26,111   WorleyParsons Ltd.                                587,103
                                                                                                                        -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
                                     INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
                        ----------------------------------   ----------   ------------------------------------------   ------------
                        HEALTH CARE EQUIPMENT & SUPPLIES -
                        0.8%                                     12,600   Cochlear Ltd.                                 $   659,799
                                                                                                                        -----------
                        INSURANCE - 1.1%                         35,000   QBE Insurance Group Ltd.                          893,166
                                                                                                                        -----------
                        METALS & MINING - 2.2%                   37,000   BHP Billiton Ltd.                                 894,809
                                                                321,543   Lihir Gold Ltd. (a)                               848,124
                                                                                                                        -----------
                                                                                                                          1,742,933
                                                                                                                        -----------
                        OIL, GAS & CONSUMABLE FUELS - 1.9%       29,100   Energy Resources of Australia Ltd.                654,546
                                                                 47,500   Paladin Resources Ltd. (a)                        373,946
                                                                 13,300   Woodside Petroleum Ltd.                           424,953
                                                                                                                        -----------
                                                                                                                          1,453,445
                                                                                                                        -----------
                        TRANSPORTATION INFRASTRUCTURE -
                        1.4%                                    224,800   Macquarie Infrastructure Group                    698,442
                                                                 62,300   Transurban Group                                  391,158
                                                                                                                        -----------
                                                                                                                          1,089,600
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN AUSTRALIA               14,019,017
                                                                                                                        -----------
CHINA - 0.8%            ELECTRICAL EQUIPMENT - 0.3%               6,300   Suntech Power Holdings Co. Ltd. (a)(b)(c)         218,043
                                                                                                                        -----------
                        OIL, GAS & CONSUMABLE FUELS - 0.5%      167,900   China Shenhua Energy Co. Ltd. Class H             406,132
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN CHINA                      624,175
                                                                                                                        -----------
HONG KONG - 7.9%        COMMUNICATIONS EQUIPMENT - 0.9%         151,300   ZTE Corp.                                         710,656
                                                                                                                        -----------
                        DISTRIBUTORS - 1.0%                     235,000   China Resources Enterprise, Ltd.                  784,988
                                                                                                                        -----------
                        DIVERSIFIED FINANCIAL SERVICES -
                        0.8%                                     66,500   Hong Kong Exchanges and Clearing Ltd.             648,106
                                                                                                                        -----------
                        ELECTRIC UTILITIES - 0.8%               174,300   Cheung Kong Infrastructure Holdings Ltd.          606,765
                                                                                                                        -----------
                        FOOD PRODUCTS - 0.8%                    222,500   Chaoda Modern Agriculture Holdings Ltd.           156,050
                                                                                                                        -----------
                                                                151,200   China Mengniu Dairy Co., Ltd.                     432,498
                                                                                                                        -----------
                                                                                                                            588,548
                                                                                                                        -----------
                        INDUSTRIAL CONGLOMERATES - 0.7%         203,000   NWS Holdings Ltd.                                 545,594
                                                                                                                        -----------
                        REAL ESTATE MANAGEMENT &                 34,100   Henderson Land Development Co., Ltd.              199,228
                        DEVELOPMENT - 0.7%
                                                                267,700   Midland Holdings Ltd.                             170,621
                                                                 16,400   Sun Hung Kai Properties Ltd.                      189,743
                                                                                                                        -----------
                                                                                                                            559,592
                                                                                                                        -----------
                        TRANSPORTATION INFRASTRUCTURE -
                        1.4%                                    156,100   COSCO Pacific Ltd.                                386,779
                                                                113,500   China Merchants Holdings International
                                                                          Co., Ltd.                                         477,910
                                                                 54,500   Hopewell Holdings Ltd.                            212,043
                                                                                                                        -----------
                                                                                                                          1,076,732
                                                                                                                        -----------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.8%                          64,600   China Mobile Ltd. (a)                             587,423
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN HONG KONG                6,108,404
                                                                                                                        -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
                                     INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
                        ----------------------------------   ----------   ------------------------------------------   ------------
INDIA - 7.4%            AUTOMOBILES - 0.3%                       12,300   Tata Motors Ltd.                              $   206,071
                                                                                                                        -----------
                        CONSTRUCTION & ENGINEERING - 1.1%        20,400   IVRCL Infrastructures & Projects Ltd.             137,283
                                                                 14,400   Jaiprakash Associates Ltd.                        178,638
                                                                 13,600   Larsen & Toubro Ltd.                              506,922
                                                                                                                        -----------
                                                                                                                            822,843
                                                                                                                        -----------
                        ELECTRICAL EQUIPMENT - 0.6%               5,800   Bharat Heavy Electricals Ltd.                     301,756
                                                                  7,600   Suzlon Energy Ltd.                                175,116
                                                                                                                        -----------
                                                                                                                            476,872
                                                                                                                        -----------
                        HOUSEHOLD PRODUCTS - 0.5%                84,900   Hindustan Lever Ltd.                              400,816
                                                                                                                        -----------
                        IT SERVICES - 1.4%                        9,900   Infosys Technologies Ltd.                         459,787
                                                                 28,800   Satyam Computer Services Ltd.                     311,655
                                                                 11,600   Tata Consultancy Services Ltd.                    329,292
                                                                                                                        -----------
                                                                                                                          1,100,734
                                                                                                                        -----------
                        INDUSTRIAL CONGLOMERATES - 0.2%           7,000   Siemens India Ltd.                                175,656
                                                                                                                        -----------
                        MEDIA - 0.4%                             19,550   ASC Enterprises Ltd. (a)                           47,951
                                                                 17,000   Wire and Wireless India Ltd. (a)                   34,790
                                                                 15,371   Zee News Ltd. (a)                                  13,721
                                                                 34,000   Zee Telefilms Ltd.                                196,107
                                                                                                                        -----------
                                                                                                                            292,569
                                                                                                                        -----------
                        METALS & MINING - 0.6%                   85,600   Hindalco Industries Ltd.                          256,613
                                                                 21,500   Sterlite Industries India Ltd.                    232,090
                                                                                                                        -----------
                                                                                                                            488,703
                                                                                                                        -----------
                        OIL, GAS & CONSUMABLE FUELS - 0.6%       13,700   Reliance Industries Ltd.                          431,913
                                                                                                                        -----------
                        PHARMACEUTICALS - 0.6%                   36,000   Cipla Ltd.                                        196,130
                                                                 10,100   Sun Pharmaceuticals Industries Ltd.               245,488
                                                                                                                        -----------
                                                                                                                            441,618
                                                                                                                        -----------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 1.1%                          33,000   Bharti Tele-Ventures Ltd. (a)                     579,977
                                                                 29,000   Reliance Communication Ventures Ltd. (a)          280,826
                                                                                                                        -----------
                                                                                                                            860,803
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN INDIA                    5,698,598
                                                                                                                        -----------
JAPAN - 6.4%            CAPITAL MARKETS - 0.5%                   18,700   Nomura Holdings, Inc.                             389,583
                                                                                                                        -----------
                        CHEMICALS - 1.3%                         13,400   JSR Corp.                                         309,301
                                                                 42,000   Mitsubishi Rayon Co., Ltd.                        279,786

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
                                     INDUSTRY                   HELD                     COMMON STOCKS                     VALUE
                        ----------------------------------   ----------   ------------------------------------------   ------------
                                                                 21,100   Toho Tenax Co. Ltd. (a)                       $   114,059
                                                                 42,000   Toray Industries, Inc.                            303,666
                                                                                                                        -----------
                                                                                                                          1,006,812
                                                                                                                        -----------
                        CONSTRUCTION & ENGINEERING - 0.5%        16,500   Chiyoda Corp.                                     361,953
                                                                                                                        -----------
                        ELECTRICAL EQUIPMENT - 0.5%              32,000   Matsushita Electric Works Ltd.                    366,870
                                                                                                                        -----------
                        FOOD & STAPLES RETAILING - 0.4%          11,100   Seven & I Holdings Co. Ltd.                       338,162
                                                                                                                        -----------
                        OFFICE ELECTRONICS - 1.0%                14,000   Canon, Inc.                                       752,037
                                                                                                                        -----------
                        REAL ESTATE MANAGEMENT                    8,000   Mitsubishi Estate Co., Ltd.                       262,729
                        & DEVELOPMENT - 1.0%
                                                                 13,000   Mitsui Fudosan Co., Ltd.                          381,704
                                                                  5,000   Sumitomo Realty & Development Co., Ltd.           189,664
                                                                                                                        -----------
                                                                                                                            834,097
                                                                                                                        -----------
                        ROAD & RAIL - 0.5%                           50   East Japan Railway Co.                            389,511
                                                                                                                        -----------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.7%                             275   NTT DoCoMo, Inc.                                  508,741
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN JAPAN                    4,947,766
                                                                                                                        -----------
SINGAPORE - 1.0%        FOOD PRODUCTS - 0.4%                    168,000   Wilmar International Ltd.                         304,518
                                                                                                                        -----------
                        INDUSTRIAL CONGLOMERATES - 0.6%          35,200   Keppel Corp. Ltd.                                 440,827
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN SINGAPORE                  745,345
                                                                                                                        -----------
SOUTH KOREA - 1.1%      SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 1.1%                          1,375   Samsung Electronics Co., Ltd.                     822,837
                                                                          TOTAL COMMON STOCKS IN SOUTH KOREA                822,837
                                                                          TOTAL COMMON STOCKS IN THE PACIFIC
                                                                          BASIN/ASIA - 42.3%                             32,966,142
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS
                                                                          (COST - $63,618,369) - 99.0%                   76,991,502
                                                                                                                        -----------

                                                             BENEFICIAL
                                                              INTEREST               SHORT-TERM SECURITIES
                                                             ----------   ------------------------------------------
                                                              $772,450    BlackRock Liquidity Series, LLC Money
                                                                          Market Series, 5.33% (d)(e)(f)                    772,450
                                                                                                                        -----------
                                                                          TOTAL SHORT-TERM SECURITIES
                                                                          (COST - $772,450) - 1.0%                          772,450
                                                                                                                        -----------
                                                                          TOTAL INVESTMENTS  (COST - $64,390,819*)
                                                                          - 100.0%                                       77,763,952
                                                                          OTHER ASSETS LESS LIABILITIES - 0.0%               29,083
                                                                                                                        -----------
                                                                          NET ASSETS - 100.0%                           $77,793,035
                                                                                                                        ===========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                                     FACE       INTEREST            MATURITY
ISSUE                                                               AMOUNT        RATE              DATE (S)               VALUE
-----                                                            ------------   --------   -------------------------   ------------
U. S. GOVERNMENT OBLIGATIONS -  19.7%
U.S. Treasury Inflation Indexed Bonds                            $  4,577,865     3.50%          1/15/2011 (e)         $  4,833,401
                                                                                                                       ------------
U.S. Treasury Notes                                                19,340,000    4.875             8/15/2009             19,465,400
                                                                   19,800,000    4.625             2/29/2012             19,873,478
                                                                   17,650,000    4.625             2/15/2017             17,614,153
                                                                                                                       ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $61,750,095) - 19.7%                                                           61,786,432
                                                                                                                       ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+ - 100.9%
Fannie Mae Guaranteed Pass-Through Certificates                     3,100,000     4.00           4/01/2022 (d)            2,926,592
                                                                   42,700,000     4.50     4/15/2022 - 4/15/2037 (d)     41,277,762
                                                                  126,100,000     5.00     4/15/2022 - 4/15/2037 (d)    123,020,854
                                                                    4,812,163    5.099          11/01/2035 (a)            4,813,711
                                                                    2,789,188    5.137          11/01/2035 (a)            2,790,689
                                                                    2,221,874    5.276           9/01/2035 (a)            2,221,632
                                                                   61,377,766     5.50     8/01/2034 - 4/15/2037 (d)     60,742,245
                                                                   38,200,000     6.00     4/15/2022 - 4/15/2037 (d)     38,542,547
                                                                    5,184,794     6.50     7/01/2032 - 4/15/2037 (d)      5,323,075
                                                                      473,247     7.50             5/01/2032                494,009
                                                                      369,001     8.00      4/01/2008 - 11/01/2032          383,323
                                                                                                                       ------------
Freddie Mac Mortgage Participation Certificates                    28,900,000     5.50           4/15/2037 (d)           28,592,938
                                                                    3,366,498    5.947          12/01/2036 (a)            3,406,417
                                                                    2,299,360     6.00     4/01/2016 - 4/15/2037 (d)      2,339,658
                                                                       16,789     7.50       8/01/2029 - 9/01/2031           17,577
                                                                      342,034     8.00      12/01/2029 - 7/01/2030          360,155
                                                                                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(COST - $318,191,924) - 100.9%                                                                                          317,253,184
                                                                                                                       ------------

                                      FACE
                                     AMOUNT                                     ISSUE
                                  -----------   --------------------------------------------------------------------
ASSET-BACKED SECURITIES+ - 5.7%

                                  $11,000,000   Carrington Mortgage Loan Trust Series 2006-NC1 Class A2, 5.48% due
                                                1/25/2036 (a)                                                            11,001,796
                                    3,450,135   Ixis Real Estate Capital Trust Series 2006-HE3 Class A1, 5.37% due
                                                1/25/2037 (a)                                                             3,449,008
                                    3,531,499   Soundview Home Equity Loan Trust Series 2006-EQ1 Class A1, 5.37% due
                                                10/25/2036 (a)                                                            3,531,490
                                                                                                                       ------------
                                                TOTAL ASSET-BACKED SECURITIES (COST - $17,981,633) - 5.7%                17,982,294
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                   FACE
                                                  AMOUNT                              ISSUE                                VALUE
                                               -----------   -------------------------------------------------------   ------------
NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+ - 26.3%

Collateralized Mortgage Obligations -  25.5%    $4,948,890   ABN AMRO Mortgage Corp. Series 2003-7 Class A1, 4.75%
                                                             due 7/25/2018                                             $  4,831,496
                                                 3,109,766   Banc of America Mortgage Securities Inc. Series 2003-5
                                                             Class 2A1, 5% due 7/25/2018                                  3,044,657
                                                 1,554,099   CS First Boston Mortgage Securities Corp. Series 2003-8
                                                             Class 2A1, 5% due 4/25/2018                                  1,519,036
                                                 2,016,502   CS First Boston Mortgage Securities Corp. Series
                                                             2003-10 Class 4A1, 5% due 5/25/2018                          1,961,460
                                                   709,880   Chase Mortgage Finance Corp. Series 2003-S3 Class A1,
                                                             5% due 3/25/2018                                               696,349
                                                 1,999,935   Chase Mortgage Finance Corp. Series 2003-S4 Class 2A1,
                                                             5% due 4/25/2018 (e)                                         1,983,762
                                                 4,971,057   Chase Mortgage Finance Corp. Series 2003-S12 2A1, 5%
                                                             due 12/25/2018                                               4,908,437
                                                 4,639,238   Countrywide Alternative Loan Trust Series 2006-41CB
                                                             Class 2A17, 6% due 1/25/2037                                 4,683,737
                                                 5,327,084   Countrywide Alternative Loan Trust Series 2006-43CB
                                                             Class 1A7, 6% due 2/25/2037                                  5,357,420
                                                 3,241,535   Countrywide Home Loan Mortgage Pass-Through Trust
                                                             Series 2003-10 Class A6, 5.67% due 5/25/2033 (a)             3,246,927
                                                 2,310,006   Countrywide Home Loans Series 2004-J1 Class 2A1, 4.75%
                                                             due 1/25/2019                                                2,272,576
                                                 5,685,668   Countrywide Home Loans Series 2006-20 Class 1A33, 6%
                                                             due 2/25/2037                                                5,746,642
                                                 2,414,982   Deutsche Mortgage Securities, Inc. Series 2004-1 Class
                                                             2A1, 4.75% due 10/25/2018                                    2,375,733
                                                 1,659,512   First Horizon Alternative Mortgage Securities Series
                                                             2005-FA9 Class A5, 5.50% due 12/25/2035                      1,664,766
                                                 8,188,938   GMAC Mortgage Corp. Loan Trust Series 2003-J10 Class
                                                             A1, 4.75% due 1/25/2019                                      7,982,274
                                                 1,453,165   Master Asset Securitization Trust Series 2003-4 Class
                                                             2A7, 4.75% due 5/25/2018                                     1,433,882
                                                 1,908,751   Master Asset Securitization Trust Series 2003-5 Class
                                                             2A1, 5% due 6/25/2018                                        1,878,284
                                                 2,630,133   Master Asset Securitization Trust Series 2003-7 Class
                                                             2A1, 4.75% due 8/25/2018                                     2,589,619
                                                 4,770,071   Residential Accredit Loans, Inc. Series 2005-QS12 Class
                                                             A8, 5.65% due 8/25/2035 (a)                                  4,765,825
                                                 3,164,007   Residential Asset Securitization Trust Series 2006-A10
                                                             Class A4, 6.50% due 9/25/2036                                3,228,352
                                                 2,718,288   Residential Funding Mortgage Securities I Series
                                                             2003-S8 Class A1, 5% due 5/25/2018                           2,677,321
                                                 2,374,722   Residential Funding Mortgage Securities I Series
                                                             2003-S16 Class A3, 5% due 9/25/2018                          2,325,002
                                                   801,026   Washington Mutual Series 2002-AR19 Class A8, 4.556% due
                                                             2/25/2033 (a)                                                  796,482
                                                 1,836,549   Washington Mutual Series 2003-S3 Class 2A1, 5% due
                                                             5/25/2018                                                    1,820,550
                                                 2,290,270   Washington Mutual Series 2003-S5 Class 2A, 5% due
                                                             6/25/2018                                                    2,270,233
                                                 2,608,338   Washington Mutual Series 2003-S7 Class A1, 4.50% due
                                                             8/25/2018                                                    2,532,694
                                                 1,669,993   Washington Mutual Series 2003-S8 Class A2, 5% due
                                                             9/25/2018                                                    1,643,336
                                                                                                                       ------------
                                                                                                                         80,236,852
                                                                                                                       ------------
Commercial Mortgage-Backed Securities - 0.8%     2,474,183   Greenwich Capital Commercial Funding Corp. Series
                                                             2005-FL3A Class A2, 5.52% due 10/05/2020 (a)(c)              2,474,183
                                                                                                                       ------------
                                                             TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                                             (COST - $82,575,593) - 26.3%                                82,711,035
                                                                                                                       ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+ - COLLATERALIZED MORTGAGE OBLIGATIONS - 54.2%
                                                 7,044,061   Fannie Mae Trust Series 353 Class 2, 5% due 8/01/2034
                                                             (b)                                                          1,675,550
                                                 6,302,665   Fannie Mae Trust Series 367 Class 2, 5.50% due
                                                             1/25/2036 (b)                                                1,475,427
                                                 4,551,367   Fannie Mae Trust Series 370 Class 2, 6% due 5/25/2036
                                                             (b)                                                            913,497
                                                   242,482   Fannie Mae Trust Series 2002-W11 Class AV1, 5.69% due
                                                             11/25/2032 (a)(e)                                              242,447

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                   FACE
                                                  AMOUNT                              ISSUE                                VALUE
                                               -----------   -------------------------------------------------------   ------------
                                               $ 2,879,070   Fannie Mae Trust Series 2003-27 Class FP, 5.65% due
                                                             6/25/2028 (a)                                             $  2,890,438
                                                 4,454,728   Fannie Mae Trust Series 2003-33 Class LF, 5.70% due
                                                             7/25/2017 (a)                                                4,478,526
                                                 4,143,232   Fannie Mae Trust Series 2003-34 Class FS, 5.75% due
                                                             1/25/2032 (a)                                                4,161,043
                                                 3,579,736   Fannie Mae Trust Series 2003-41 Class YF, 5.65% due
                                                             6/25/2028 (a)                                                3,588,202
                                                 6,784,747   Fannie Mae Trust Series 2006-106 Class PA, 5.50% due
                                                             6/25/2030                                                    6,805,351
                                                 3,425,000   Fannie Mae Trust Series 2006-M2 Class A2A, 5.271% due
                                                             10/20/2032 (a)                                               3,415,459
                                                13,804,648   Freddie Mac Multiclass Certificates Series 239 Class
                                                             F29, 5.60% due 8/15/2036 (a)                                13,840,101
                                                13,804,648   Freddie Mac Multiclass Certificates Series 239 Class
                                                             F30, 5.65% due 8/15/2036 (a)                                13,847,595
                                                16,843,569   Freddie Mac Multiclass Certificates Series 240 Class
                                                             F22, 5.70% due 7/15/2036 (a)                                16,889,896
                                                 7,091,687   Freddie Mac Multiclass Certificates Series 2564 Class
                                                             OF, 5.65% due 2/15/2026 (a)                                  7,103,513
                                                 6,598,758   Freddie Mac Multiclass Certificates Series 2594 Class
                                                             DF, 5.65% due 12/15/2027 (a)                                 6,613,822
                                                 7,085,127   Freddie Mac Multiclass Certificates Series 2614 Class
                                                             EF, 5.75% due 12/15/2017 (a)                                 7,134,061
                                                 1,800,000   Freddie Mac Multiclass Certificates Series 2634 Class
                                                             TH, 4.50% due 6/15/2018                                      1,702,214
                                                 1,670,000   Freddie Mac Multiclass Certificates Series 2743 Class
                                                             HE, 4.50% due 2/15/2019                                      1,587,660
                                                 1,470,000   Freddie Mac Multiclass Certificates Series 2746 Class
                                                             EG, 4.50% due 2/15/2019                                      1,398,338
                                                 2,310,000   Freddie Mac Multiclass Certificates Series 2783 Class
                                                             AY, 4% due 4/15/2019                                         2,097,518
                                                 1,980,000   Freddie Mac Multiclass Certificates Series 2798 Class
                                                             JK, 4.50% due 5/15/2019                                      1,879,020
                                                 2,100,000   Freddie Mac Multiclass Certificates Series 2827 Class
                                                             DG, 4.50% due 7/15/2019                                      1,978,462
                                                 2,030,000   Freddie Mac Multiclass Certificates Series 2882 Class
                                                             UW, 4.50% due 11/15/2019                                     1,902,721
                                                 1,500,000   Freddie Mac Multiclass Certificates Series 2899 Class
                                                             KT, 4.50% due 12/15/2019                                     1,404,580
                                                 1,860,000   Freddie Mac Multiclass Certificates Series 2924 Class
                                                             DB, 4.50% due 1/15/2020                                      1,749,044
                                                 1,240,000   Freddie Mac Multiclass Certificates Series 2948 Class
                                                             KT, 4.50% due 3/15/2020                                      1,159,305
                                                 2,850,000   Freddie Mac Multiclass Certificates Series 2971 Class
                                                             GD, 5% due 5/15/2020                                         2,776,917
                                                 1,470,000   Freddie Mac Multiclass Certificates Series 2987 Class
                                                             HE, 4.50% due 6/15/2020                                      1,388,568
                                                 1,140,000   Freddie Mac Multiclass Certificates Series 2995 Class
                                                             JK, 4.50% due 6/15/2020                                      1,071,563
                                                 3,850,000   Freddie Mac Multiclass Certificates Series 3042 Class
                                                             EA, 4.50% due 9/15/2035                                      3,515,916
                                                 4,964,899   Freddie Mac Multiclass Certificates Series 3192 Class
                                                             GA, 6% due 3/15/2027                                         5,020,011
                                                 1,825,000   Freddie Mac Mutliclass Certificates Series 3215 Class
                                                             QH, 6% due 9/15/2036                                         1,828,208
                                                 1,825,000   Freddie Mac Mutliclass Certificates Series 3218 Class
                                                             BG, 6% due 9/15/2036                                         1,858,218
                                                 4,587,789   Freddie Mac Multiclass Certificates Series 3242 Class
                                                             NC, 5.75% due 12/15/2028                                     4,622,179
                                                13,353,601   Freddie Mac Multiclass Certificates Series R008 Class
                                                             FK, 5.75% due 7/15/2023 (a)                                 13,417,144
                                                53,941,520   Ginnie Mae Trust Series 2002-83 Class IO, 1.574% due
                                                             10/16/2042 (a)(b)                                            2,170,715
                                                34,181,705   Ginnie Mae Trust Series 2002-94 Class XB, 2.349% due
                                                             11/16/2007 (a)(b)                                              159,311
                                                90,461,977   Ginnie Mae Trust Series 2003-17 Class IO, 1.239% due
                                                             3/16/2043 (a)(b)                                             4,210,498
                                                 3,852,773   Ginnie Mae Trust Series 2003-105 Class A, 4.50% due
                                                             11/16/2027                                                   3,800,856
                                                40,434,349   Ginnie Mae Trust Series 2003-109 Class IO, 1.098% due
                                                             11/16/2043 (a)(b)                                            1,775,852
                                                24,967,415   Ginnie Mae Trust Series 2004-9 Class IO, 1.383% due
                                                             3/16/2034 (a)(b)                                             1,096,451
                                                 3,681,652   Ginnie Mae Trust Series 2004-43 Class Z, 4.50% due
                                                             6/16/2044 (a)                                                2,947,404
                                                 3,810,839   Ginnie Mae Trust Series 2004-45 Class Z, 5.748% due
                                                             6/16/2045 (a)                                                3,952,103

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                   FACE
                                                  AMOUNT                              ISSUE                                VALUE
                                               -----------   -------------------------------------------------------  -------------
                                               $58,077,370   Ginnie Mae Trust Series 2004-77 Class IO, 1.065% due
                                                             9/16/2044 (a)(b)                                         $   2,651,453
                                                                                                                      -------------
                                                             TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                             SECURITIES -  COLLATERALIZED MORTGAGE OBLIGATIONS
                                                             (COST - $167,164,718) - 54.2%                              170,197,157
                                                                                                                      -------------

                                                NUMBER OF
OPTIONS                                         CONTRACTS                       OPTIONS PURCHASED
-------                                        -----------   -------------------------------------------------------
Call Options Purchased                             38++      Receive a fixed rate of 5.09% and pay a floating rate
                                                             based on 3-month LIBOR, expiring August 2007,
                                                             Broker Deutsche Bank AG London                                 368,144
                                                                                                                      -------------
Put Options Purchased                              38++      Pay a fixed rate of 5.09% and receive a floating rate
                                                             based on 3-month LIBOR, expiring August 2007, Broker
                                                             Deutsche Bank AG London                                        607,886
                                                                                                                      -------------
                                                             TOTAL OPTIONS PURCHASED
                                                             (PREMIUMS PAID - $1,166,600) - 0.3%                            976,030
                                                                                                                      -------------
                                                             TOTAL INVESTMENTS  (COST - $648,830,563) - 207.1%          650,906,132
                                                                                                                      -------------

                                                             OPTIONS WRITTEN

Call Options Written                               38++      Pay a fixed rate of 5.08% and receive a floating rate
                                                             based on 3-month LIBOR, expiring September 2007,
                                                             Broker Citibank, N.A.                                         (410,666)
                                                                                                                      -------------
Put Options Written                                38++      Receive a fixed rate of 5.08% and pay a floating rate
                                                             based on 3-month LIBOR, expiring September 2007,
                                                             Broker Citibank, N.A.                                         (681,454)
                                                                                                                      -------------
                                                             TOTAL OPTIONS WRITTEN
                                                             (PREMIUMS RECEIVED - $1,219,800) - (0.3%)                   (1,092,120)
                                                                                                                      -------------
                                                             TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                             (COST - $647,610,763*)  - 206.8%                           649,814,012
                                                                                                                      -------------
                                                             LIABILITIES IN EXCESS OF OTHER ASSETS - (106.8%)          (335,520,248)
                                                                                                                      -------------
                                                             NET ASSETS - 100.0%                                      $ 314,293,764
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $648,402,468
                                ============
Gross unrealized appreciation   $  4,399,496
Gross unrealized depreciation     (2,987,952)
                                ------------
Net unrealized appreciation     $  1,411,544
                                ============

+ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.

++   One contract represents a notional amount of $1,000,000.

(a)  Floating rate security.

(b) Represents the interest-only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(d) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing and or settling securities for which all specific information is not available at this time.

(e) All or a portion of security held as collateral in connection with open financial future contracts.

- Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2 (a) (3) of the Investment Company Act of 1940, were as follows:

                                     NET     INTEREST
AFFILIATE                         ACTIVITY    INCOME
---------                         --------   --------
BlackRock Liquidity Series, LLC   $(25,397)   $65,249
   Cash Sweep Series

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

-    Financial futures contracts purchased as of March 31, 2007 were as follows:

NUMBER OF                                EXPIRATION       FACE        UNREALIZED
CONTRACTS              ISSUE                DATE          VALUE      DEPRECIATION
---------   --------------------------   ----------   ------------   ------------
       29   5-Year U.S. Treasury Bond    June 2007    $ 3,069,088     $    (979)
       93   30-Year U.S. Treasury Bond   June 2007    $10,466,470      (120,220)
                                                                      ---------
TOTAL UNREALIZED DEPRECIATION                                         $(121,199)
                                                                      =========

-    Financial futures contracts sold as of March 31, 2007 were as follows:

NUMBER OF                                EXPIRATION       FACE        UNREALIZED
CONTRACTS              ISSUE                DATE          VALUE      APPRECIATION
---------   --------------------------   ----------   ------------   ------------
      976   2-Year U.S. Treasury Bond    June 2007    $200,226,033     $ 252,784
    1,184   10-Year U.S. Treasury Bond   June 2007    $128,479,261       459,261
                                                                       ---------
TOTAL UNREALIZED APPRECIATION                                          $ 712,045
                                                                       =========

-    Swap contracts outstanding as of March 31, 2007 were as follows:

                                                                                                   UNREALIZED
                                                                                     NOTIONAL     APPRECIATION
                                                                                      AMOUNT     (DEPRECIATION)
                                                                                   -----------   -------------
Receive (pay) a variable return based on the change in the spread return of the
Lehman Brothers CMBS AAA 8.5+  Index and  receive a floating rate based on the spread plus .20%

Broker, Deutsche Bank AG, London
Expires April 2007                                                                  $8,005,000          --

Receive (pay) a variable return based on the change in the spread return of the Bank of America CMBS AAA 10 year Index and receive a floating rate based on the spread plus .20%

Broker, Deutsche Bank AG, London
Expires April 2007                                                                  $8,005,000          --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.06%

Broker, UBS Warburg
Expires June 2007                                                                   $10,000,000         --

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                                                                          UNREALIZED
                                                                                           NOTIONAL      APPRECIATION
                                                                                            AMOUNT      (DEPRECIATION)
                                                                                         ------------   -------------
     Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on
     1-month LIBOR minus 0.06%

     Broker, UBS Warburg
     Expires July 2007                                                                   $ 44,100,000             --

     Receive (pay) a variable return based on the change in the spread return of the
     Lehman Brothers CMBS AAA8.5+ Index and receive a floating rate based on the spread plus .20%

     Broker, Credit Suisse First Boston
     Expires September 2007                                                              $ 15,000,000             --

     Receive a fixed rate of 5.2625% and pay a floating rate based on 3-month LIBOR

     Broker, Lehman Brothers Special Finance
     Expires October 2010                                                                $130,000,000     $1,279,265

     Receive a fixed rate of 5.218% and pay a floating rate based on 3-month LIBOR

     Broker, JPMorgan Chase
     Expires January 2011                                                                $ 51,575,000        445,407

     Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected
     Securities (TIPS) adjusted principal

     Broker, Morgan Stanley Capital Services Inc.
     Expires January 2011                                                                $ 4,725,000        (212,649)

     Receive a fixed rate of 5.234% and pay a floating rate based on 3-month LIBOR

     Broker, Citibank N.A.
     Expire October 2011                                                                 $ 34,000,000        346,222

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                                                                          UNREALIZED
                                                                                           NOTIONAL      APPRECIATION
                                                                                            AMOUNT      (DEPRECIATION)
                                                                                         ------------   -------------
     Pay a fixed rate of 5.03005% and receive a floating rate based on 3-month LIBOR

     Broker, Lehman Brothers Special Finance
     Expires November 2011                                                               $ 80,800,000     $ (146,335)

     Pay a fixed rate of 5.168% and receive a floating rate based on 3-month LIBOR

     Broker, UBS Warburg
     Expires November 2011                                                               $ 40,400,000       (299,422)

     Pay a fixed rate of 4.9125% and receive a floating rate based on 3-month LIBOR

     Broker, Citibank
     Expires December 2011                                                               $ 42,000,000       (128,826)

     Pay a fixed rate of 4.9618% and receive a floating rate based on 3-month LIBOR

     Broker, Deutsche Bank AG London
     Expires December 2011                                                               $ 36,000,000         38,273

     Receive a fixed rate of 4.95% and pay a floating rate based on 3-month LIBOR

     Broker, Citibank N.A.
     Expires December 2011                                                               $ 20,000,000        (30,280)

     Pay a fixed rate of 4.985% and Receive a floating rate based on 3-month LIBOR

     Broker, Citibank N.A.
     Expires December 2011                                                               $124,000,000         12,552

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                                                                          UNREALIZED
                                                                                           NOTIONAL      APPRECIATION
                                                                                            AMOUNT      (DEPRECIATION)
                                                                                         ------------   -------------
     Receive a fixed rate of 5.1646% and pay a floating rate based on 3-month LIBOR

     Broker, Morgan Stanley Capital Services Inc.
     Expires January 2012                                                                $ 20,400,000     $ 148,522

     Pay a fixed rate of 5.2225% and receive a floating rate based on 3-month LIBOR

     Broker, JPMorgan Chase
     Expire February 2012                                                                $ 15,000,000      (144,710)

     Pay a fixed rate of 5.20814% and receive a floating rate based on 3-month LIBOR

     Broker, Deutsche Bank AG London
     Expires November 2016                                                               $ 14,700,000       (47,816)

     Pay a fixed rate of 5.41389% and Receive a floating rate based on 3-month LIBOR

     Broker, Deutsche Bank AG London
     Expires January 2017                                                                $ 43,300,000      (809,610)

     Receive a fixed rate of 5.0675% and pay a floating rate based on 3-month LIBOR

     Broker, Lehman Brothers Special Finance
     Expires March 2017                                                                  $ 45,000,000      (367,409)

     Receive a fixed rate of 5.0551% and pay a floating rate based on 3-month LIBOR

     Broker, Lehman Brothers Special Finance
     Expires March 2017                                                                  $ 41,400,000      (378,713)
                                                                                                          ---------
     TOTAL                                                                                                $(295,529)
                                                                                                          =========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                              FACE
INDUSTRY                                     AMOUNT    CORPORATE BONDS                                                    VALUE
--------                                   ----------  ---------------                                                 ------------
Aerospace & Defense - 2.5%                 $1,000,000  DRS Technologies, Inc., 6.875% due 11/01/2013                   $  1,010,000
                                              250,000  DRS Technologies, Inc., 6.625% due 2/01/2016                         252,500
                                              500,000  K&F Acquisition, Inc., 7.75% due 11/15/2014                          531,250
                                               65,000  L-3 Communications Corp., 5.875% due 1/15/2015                        63,131
                                            1,025,000  L-3 Communications Corp., 6.375% due 10/15/2015                    1,016,031
                                              800,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014                    858,000
                                              260,000  TransDigm, Inc., 7.75% due 7/15/2014 (e)                             268,450
                                            1,200,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                 1,176,000
                                                                                                                       ------------
                                                                                                                          5,175,362
                                                                                                                       ------------
AIRLINES - 0.5%                                23,264  Continental Airlines, Inc. Series 1998-1-C, 6.541%
                                                       due 9/15/2009 (k)                                                     23,264
                                              995,948  Continental Airlines, Inc. Series 2001-1 Class  C, 7.033%
                                                       due 12/15/2012 (k)                                                 1,003,417
                                                                                                                       ------------
                                                                                                                          1,026,681
                                                                                                                       ------------
AUTOMOTIVE - 5.7%                             540,000  ArvinMeritor, Inc., 8.125% due 9/15/2015                             535,950
                                              220,000  ArvinMeritor, Inc., 4% due 2/15/2027 (e)                             211,475
                                            1,150,000  Asbury Automotive Group, Inc., 8% due 3/15/2014                    1,175,875
                                              240,000  Asbury Automotive Group, Inc., 7.625% due 3/15/2017 (e)              240,600
                                              250,000  Autonation, Inc., 7.356% due 4/15/2013 (f)                           252,500
                                              205,000  Cooper-Standard Automotive, Inc., 7% due 12/15/2012                  191,162
                                              180,000  Ford Motor Co., 7.45% due 7/16/2031                                  139,275
                                              700,000  Ford Motor Co., 8.90% due 1/15/2032                                  612,500
                                              950,000  Ford Motor Credit Co., 5.80% due 1/12/2009                           931,900
                                              230,000  Ford Motor Credit Co., 5.70% due 1/15/2010                           220,172
                                              990,000  Ford Motor Credit Co., 8.105% due 1/13/2012 (f)                      967,748
                                              980,000  General Motors Acceptance Corp., 6.75% due 12/01/2014                963,430
                                              325,000  General Motors Corp., 8.375% due 7/15/2033                           291,687
                                              150,000  The Goodyear Tire & Rubber Co., 9.14% due 12/01/2009 (e)(f)          150,562
                                              140,000  The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                 146,475
                                            1,505,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (e)          1,617,875
                                              240,000  The Goodyear Tire & Rubber Co., 4% due 6/15/2034 (a)                 632,100
                                              305,000  Keystone Automotive Operations, Inc., 9.75% due 11/01/2013           296,612
                                              965,000  Lear Corp., 8.75% due 12/01/2016                                     921,575
                                              315,000  Metaldyne Corp., 10% due 11/01/2013                                  322,087
                                              310,000  Titan International, Inc., 8% due 1/15/2012 (e)                      318,913
                                              885,000  United Auto Group, Inc., 7.75% due 12/15/2016 (e)                    893,850
                                                                                                                       ------------
                                                                                                                         12,034,323
                                                                                                                       ------------
BROADCASTING - 2.0%                           750,000  CMP Susquehanna Corp., 9.875% due 5/15/2014 (e)                      768,750
                                              750,000  LIN Television Corp., 6.50% due 5/15/2013                            734,062
                                              280,000  Nexstar Finance, Inc., 7% due 1/15/2014                              268,800
                                              750,000  Radio One, Inc., 6.375% due 2/15/2013                                723,750
                                              300,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                     310,500
                                              490,000  Umbrella Acquisition, 9.75% due 3/15/2015 (e)(j)                     488,163
                                              860,000  Young Broadcasting, Inc., 10% due 3/01/2011                          847,100
                                                                                                                       ------------
                                                                                                                          4,141,125
                                                                                                                       ------------
CABLE - INTERNATIONAL - 0.1%                  250,000  NTL Cable Plc, 9.125% due 8/15/2016                                  263,750
                                                                                                                       ------------
CABLE - U.S. - 5.1%                         1,175,000  CCH I Holdings LLC, 11% due 10/01/2015                             1,216,337
                                            1,000,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                  1,025,000
                                              430,000  Cablevision Systems Corp. Series B, 9.82% due 4/01/2009 (f)          455,800

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                              FACE
INDUSTRY                                     AMOUNT    CORPORATE BONDS                                                    VALUE
--------                                   ----------  ---------------                                                 ------------
                                           $2,290,000  Charter Communications Holdings II LLC, 10.25% due 9/15/2010    $  2,415,788
                                              250,000  DirecTV Holdings LLC, 8.375% due 3/15/2013                           263,437
                                            1,350,000  Echostar DBS Corp., 7.125% due 2/01/2016                           1,393,875
                                              150,000  Intelsat Bermuda Ltd., 11.354% due 6/15/2013 (e)(f)                  160,875
                                              995,000  Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (e)(f)                 1,014,900
                                              170,000  Intelsat Intermediate Holding Co. Ltd., 9.231%
                                                       due 2/01/2015 (i)                                                    141,100
                                            1,300,000  Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013          1,355,250
                                              820,000  PanAmSat Corp., 9% due 6/15/2016 (e)                                 903,025
                                              450,000  Quebecor Media, Inc., 7.75% due 3/15/2016                            462,375
                                                                                                                       ------------
                                                                                                                         10,807,762
                                                                                                                       ------------
CHEMICALS - 4.7%                              435,000  American Pacific Corp., 9% due 2/01/2015 (e)                         437,719
                                              860,000  BCP Crystal Holdings Corp., 9.625% due 6/15/2014                     976,891
                                              545,000  Hexion US Finance Corp., 9.75% due 11/15/2014 (e)                    571,569
                                              560,000  Ineos Group Holdings Plc, 8.50% due 2/15/2016 (e)                    536,200
                                              575,000  Innophos, Inc., 8.875% due 8/15/2014                                 595,125
                                              925,000  Lyondell Chemical Co., 8% due 9/15/2014                              968,938
                                              450,000  MacDermid, Inc., 9.50% due 4/15/2017 (e)                             461,250
                                            1,065,000  Millennium America, Inc., 9.25% due 6/15/2008                      1,104,937
                                              100,000  Momentive Performance Materials, Inc., 9.75%
                                                       due 12/01/2014 (e)                                                   103,000
                                            1,385,000  Momentive Performance Materials, Inc., 10.125%
                                                       due 12/01/2014 (e)(j)                                              1,440,400
                                              515,000  Momentive Performance Materials, Inc., 11.50%
                                                       due 12/01/2016 (e)                                                   527,875
                                            1,120,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                       1,190,000
                                              600,000  Terra Capital, Inc., 7% due 2/01/2017 (e)                            597,000
                                              300,000  Westlake Chemical Corp., 6.625% due 1/15/2016                        292,500
                                                                                                                       ------------
                                                                                                                          9,803,404
                                                                                                                       ------------
CONSUMER - NON-DURABLES - 2.0%                150,000  American Greetings Corp., 7.375% due 6/01/2016                       154,687
                                            1,000,000  Chattem, Inc., 7% due 3/01/2014                                      992,500
                                              825,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                         668,250
                                              950,000  Levi Strauss & Co., 8.875% due 4/01/2016                           1,016,500
                                              300,000  North Atlantic Trading Co., 9.25% due 3/01/2012                      253,500
                                            1,300,000  Quiksilver, Inc., 6.875% due 4/15/2015                             1,225,250
                                                                                                                       ------------
                                                                                                                          4,310,687
                                                                                                                       ------------
DIVERSIFIED MEDIA - 6.3%                      190,000  Affinion Group, Inc., 10.125% due 10/15/2013                         207,100
                                              385,000  Affinion Group, Inc., 11.50% due 10/15/2015                          423,500
                                              250,000  CBD Media Holdings LLC, 9.25% due 7/15/2012                          261,875
                                              540,000  CanWest Media, Inc., 8% due 9/15/2012                                558,900
                                               65,000  Dex Media East LLC, 9.875% due 11/15/2009                             67,925
                                              334,000  Dex Media East LLC, 12.125% due 11/15/2012                           365,312
                                            1,800,000  Dex Media West LLC, 8.50% due 8/15/2010                            1,883,250
                                            1,250,000  Idearc, Inc., 8% due 11/15/2016 (e)                                1,285,937
                                              500,000  Lamar Media Corp., 7.25% due 1/01/2013                               506,250
                                              190,000  Network Communications, Inc., 10.75% due 12/01/2013                  194,038
                                            1,500,000  Nielsen Finance LLC, 10% due 8/01/2014 (e)                         1,635,000
                                              755,000  Nielsen Finance LLC, 10.492% due 8/01/2016 (e)(i)                    528,500
                                            1,975,000  Primedia, Inc., 8% due 5/15/2013                                   2,044,125
                                              525,000  Quebecor World Capital Corp., 8.75% due 3/15/2016 (e)                531,563
                                              360,000  Quebecor World, Inc., 9.75% due 1/15/2015 (e)                        378,000
                                              400,000  RH Donnelley Corp., 6.875% due 1/15/2013                             389,000
                                              725,000  RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013                  705,063
                                            1,350,000  WDAC Subsidiary Corp., 8.375% due 12/01/2014 (e)                   1,393,875
                                                                                                                       ------------
                                                                                                                         13,359,213
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                              FACE
INDUSTRY                                     AMOUNT    CORPORATE BONDS                                                    VALUE
--------                                   ----------  ---------------                                                 ------------
Energy - Exploration & Production - 4.6%   $  525,000  Berry Petroleum Co., 8.25% due 11/01/2016                       $    522,375
                                              600,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                         592,500
                                              325,000  Compton Petroleum Finance Corp., 7.625%
                                                       due 12/01/2013                                                       317,687
                                              250,000  Denbury Resources, Inc., 7.50% due 12/15/2015                        252,500
                                              700,000  Encore Acquisition Co., 6.25% due 4/15/2014                          644,000
                                            1,175,000  OPTI Canada, Inc., 8.25% due 12/15/2014 (e)                        1,222,000
                                              750,000  Range Resources Corp., 6.375% due 3/15/2015                          738,750
                                              755,000  Sabine Pass LNG LP, 7.50% due 11/30/2016 (e)                         760,663
                                              740,000  Stone Energy Corp., 8.106% due 7/15/2010 (e)(f)                      740,000
                                              600,000  Stone Energy Corp., 6.75% due 12/15/2014                             561,000
                                            2,000,000  Western Oil Sands, Inc., 8.375% due 5/01/2012                      2,235,000
                                            1,000,000  Whiting Petroleum Corp., 7.25% due 5/01/2013                         982,500
                                                                                                                       ------------
                                                                                                                          9,568,975
                                                                                                                       ------------
ENERGY - OTHER - 2.3%                       1,090,000  Aleris International, Inc., 9% due 12/15/2014 (e)(j)               1,116,463
                                              300,000  Copano Energy LLC, 8.125% due 3/01/2016                              310,500
                                              629,000  Dresser-Rand Group, Inc., 7.375% due 11/01/2014                      641,580
                                              174,000  KCS Energy, Inc., 7.125% due 4/01/2012                               172,260
                                              500,000  North American Energy Partners, Inc., 8.75% due 12/01/2011           510,000
                                            1,215,000  SemGroup LP, 8.75% due 11/15/2015 (e)                              1,233,225
                                              400,000  Tennessee Gas Pipeline Co., 7% due 3/15/2027                         427,228
                                              400,000  Tennessee Gas Pipeline Co., 7.625% due 4/01/2037                     459,590
                                                                                                                       ------------
                                                                                                                          4,870,846
                                                                                                                       ------------
FINANCIAL - 0.8%                              630,000  American Real Estate Partners LP, 7.125% due 2/15/2013               622,125
                                            1,100,000  American Real Estate Partners LP, 7.125% due 2/15/2013 (e)         1,086,250
                                               40,000  NCO Group, Inc., 10.23% due 11/15/2013 (e)(f)                         40,100
                                                                                                                       ------------
                                                                                                                          1,748,475
                                                                                                                       ------------
FOOD & TOBACCO - 0.7%                         150,000  Archer-Daniels-Midland Co., 0.875% due 2/15/2014 (a)(e)              155,307
                                               89,780  Archibald Candy Corp., 10% due 11/01/2007 (b)                          5,718
                                              475,000  Del Monte Corp., 8.625% due 12/15/2012                               494,000
                                              325,000  Del Monte Corp., 6.75% due 2/15/2015                                 321,344
                                              430,000  Swift & Co., 12.50% due 1/01/2010                                    451,500
                                                                                                                       ------------
                                                                                                                          1,427,869
                                                                                                                       ------------
GAMING - 3.9%                               1,125,000  Boyd Gaming Corp., 8.75% due 4/15/2012                             1,174,219
                                              450,000  CCM Merger, Inc., 8% due 8/01/2013 (e)                               452,250
                                              205,000  Caesars Entertainment, Inc., 8.125% due 5/15/2011                    217,044
                                              740,000  Greektown Holdings LLC, 10.75% due 12/01/2013 (e)                    791,800
                                              590,000  Harrah's Operating Co., Inc., 5.75% due 10/01/2017                   488,225
                                              275,000  MGM Mirage, 6.75% due 4/01/2013                                      272,937
                                              625,000  Penn National Gaming, Inc., 6.75% due 3/01/2015                      606,250
                                            1,600,000  Pinnacle Entertainment, Inc., 8.75% due 10/01/2013                 1,700,000
                                              140,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                   145,600
                                              170,000  Snoqualmie Entertainment Authority, 9.15% due 2/01/2014 (e)(f)       172,975
                                              500,000  Station Casinos, Inc., 6.625% due 3/15/2018                          445,000
                                              770,000  Tropicana Entertainment, 9.625% due 12/15/2014 (e)                   772,888
                                            1,000,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                            990,000
                                                                                                                       ------------
                                                                                                                          8,229,188
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                              FACE
INDUSTRY                                     AMOUNT    CORPORATE BONDS                                                    VALUE
--------                                   ----------  ---------------                                                 ------------
Health Care - 2.4%                         $  600,000  Accellent, Inc., 10.50% due 12/01/2013                          $    621,000
                                            1,180,000  Angiotech Pharmaceuticals, Inc., 9.11% due 12/01/2013 (e)(f)       1,205,075
                                              425,000  Concentra Operating Corp., 9.125% due 6/01/2012                      453,687
                                              720,000  The Cooper Cos., Inc., 7.125% due 2/15/2015 (e)                      730,800
                                              350,000  Select Medical Corp., 7.625% due 2/01/2015                           315,000
                                              775,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                         782,750
                                              155,000  Tenet Healthcare Corp., 9.25% due 2/01/2015                          153,450
                                              485,000  Tenet Healthcare Corp., 6.875% due 11/15/2031                        383,150
                                              350,000  VWR International, Inc., 6.875% due 4/15/2012                        353,500
                                                                                                                       ------------
                                                                                                                          4,998,412
                                                                                                                       ------------
HOUSING - 3.8%                                955,000  Ashton Woods USA LLC, 9.50% due 10/01/2015                           909,637
                                              600,000  CPG International I, Inc., 10.50% due 7/01/2013                      630,000
                                              410,000  Esco Corp., 8.625% due 12/15/2013 (e)                                434,600
                                            1,500,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                1,526,250
                                              479,000  Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (f)            482,592
                                            1,000,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012            1,005,000
                                              535,000  Nortek, Inc., 8.50% due 9/01/2014                                    520,288
                                            1,075,000  Ply Gem Industries, Inc., 9% due 2/15/2012                           932,563
                                              500,000  Standard-Pacific Corp., 6.50% due 8/15/2010                          476,250
                                              225,000  Stanley-Martin Communities LLC, 9.75% due 8/15/2015                  201,656
                                              430,000  Technical Olympic USA, Inc., 8.75% due 4/01/2011 (e)                 398,825
                                              425,000  Texas Industries, Inc., 7.25% due 7/15/2013                          437,750
                                                                                                                       ------------
                                                                                                                          7,955,411
                                                                                                                       ------------
INFORMATION TECHNOLOGY - 5.8%               1,312,000  Advanced Micro Devices, Inc., 7.75% due 11/01/2012                 1,326,760
                                              235,000  Amkor Technology, Inc., 7.75% due 5/15/2013                          230,300
                                            1,100,000  Amkor Technology, Inc., 9.25% due 6/01/2016                        1,146,750
                                              500,000  BMS Holdings, Inc., 12.40% due 2/15/2012 (e)(f)                      486,906
                                              155,000  Compagnie Generale de Geophysique SA, 7.50% due 5/15/2015            159,650
                                              805,000  Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017       839,213
                                            2,745,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (e)(j)        2,724,412
                                              145,000  Freescale Semiconductor, Inc., 9.23% due 12/15/2014 (e)(f)           144,637
                                            1,360,000  Nortel Networks Ltd., 9.606% due 7/15/2011 (e)(f)                  1,455,200
                                              495,000  Sanmina-SCI Corp., 8.125% due 3/01/2016                              465,300
                                            1,400,000  SunGard Data Systems, Inc., 9.125% due 8/15/2013                   1,501,500
                                               90,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015                      98,213
                                              420,000  Telcordia Technologies, Inc., 10% due 3/15/2013 (e)                  392,700
                                            1,295,000  Viasystems, Inc., 10.50% due 1/15/2011                             1,301,475
                                                                                                                       ------------
                                                                                                                         12,273,016
                                                                                                                       ------------
LEISURE - 2.5%                                959,000  FelCor Lodging LP, 8.50% due 6/01/2011                             1,027,329
                                              340,000  Great Canadian Gaming Corp., 7.25% due 2/15/2015 (e)                 342,125
                                              750,000  HRP Myrtle Beach Operations LLC, 10.07% due 4/01/2012 (e)(f)         753,750
                                              500,000  Host Marriott LP Series O, 6.375% due 3/15/2015                      496,250
                                               65,000  Travelport, Inc., 9.875% due 9/01/2014 (e)                            68,088
                                              260,000  Travelport, Inc., 9.985% due 9/01/2014 (e)(f)                        265,200
                                            2,500,000  True Temper Sports, Inc., 8.375% due 9/15/2011                     2,225,000
                                                                                                                       ------------
                                                                                                                          5,177,742
                                                                                                                       ------------
MANUFACTURING - 4.2%                          260,000  American Railcar Industries, Inc., 7.50% due 3/01/2014 (e)           267,150
                                              130,000  Belden CDT, Inc., 7% due 3/15/2017 (e)                               132,603
                                              750,000  CPI Holdco, Inc., 11.151% due 2/01/2015 (f)                          774,375
                                              640,000  Invensys Plc, 9.875% due 3/15/2011 (e)                               688,800
                                            1,130,000  Jarden Corp., 7.50% due 5/01/2017                                  1,141,300
                                            1,650,000  NXP B.V., 9.50% due 10/15/2015 (e)                                 1,703,625

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                              FACE
INDUSTRY                                     AMOUNT    CORPORATE BONDS                                                    VALUE
--------                                   ----------  ---------------                                                 ------------
                                           $  220,000  RBS Global, Inc., 8.875% due 9/01/2016 (e)                      $    222,200
                                              160,000  RBS Global, Inc. and Rexnord Corp., 9.50% due 8/01/2014              166,400
                                              950,000  RBS Global, Inc. and Rexnord Corp., 11.75% due 8/01/2016           1,020,063
                                              130,000  Sensata Technologies, 8% due 5/01/2014                               129,188
                                            1,410,000  Superior Essex Communications LLC, 9% due 4/15/2012                1,455,825
                                            1,125,000  Trimas Corp., 9.875% due 6/15/2012                                 1,123,594
                                                                                                                       ------------
                                                                                                                          8,825,123
                                                                                                                       ------------
METAL - OTHER - 2.9%                          950,000  Freeport-McMoRan Copper & Gold, Inc., 8.564% due 4/01/2015 (f)       998,687
                                            2,180,000  Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017         2,357,125
                                            1,400,000  Foundation PA Coal Co., 7.25% due 8/01/2014                        1,417,500
                                            1,000,000  Novelis, Inc., 7.25% due 2/15/2015                                 1,057,500
                                              250,000  Southern Copper Corp., 6.375% due 7/27/2015                          256,204
                                                                                                                       ------------
                                                                                                                          6,087,016
                                                                                                                       ------------
PACKAGING - 2.6%                            1,490,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014                 1,523,525
                                              300,000  Graham Packing Co., Inc., 8.50% due 10/15/2012                       304,500
                                            1,290,000  Impress Holdings B.V., 8.481% due 9/15/2013 (e)(f)                 1,319,025
                                            1,150,000  Owens-Illinois, Inc., 8.10% due 5/15/2007                          1,150,000
                                              395,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (e)              406,850
                                              680,000  Pregis Corp., 12.375% due 10/15/2013 (e)                             748,000
                                                                                                                       ------------
                                                                                                                          5,451,900
                                                                                                                       ------------
PAPER - 5.0%                                  340,000  Abitibi-Consolidated, Inc., 8.55% due 8/01/2010                      344,250
                                              770,000  Abitibi-Consolidated, Inc., 6% due 6/20/2013                         654,500
                                               35,000  Abitibi-Consolidated, Inc., 8.375% due 4/01/2015                      32,900
                                              850,000  Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                      626,875
                                              100,000  Ainsworth Lumber Co. Ltd., 6.75% due 3/15/2014                        68,500
                                              250,000  Boise Cascade LLC, 8.231% due 10/15/2012 (f)                         250,937
                                              325,000  Boise Cascade LLC, 7.125% due 10/15/2014                             321,750
                                              715,000  Bowater Canada Finance, Inc., 7.95% due 11/15/2011                   695,337
                                              600,000  Bowater, Inc., 6.50% due 6/15/2013                                   541,500
                                              750,000  Cascades, Inc., 7.25% due 2/15/2013                                  750,000
                                            1,750,000  Domtar, Inc., 7.125% due 8/15/2015                                 1,741,250
                                              875,000  Graphic Packaging International Corp., 8.50% due 8/15/2011           910,000
                                            1,520,000  NewPage Corp., 10% due 5/01/2012                                   1,662,500
                                              755,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011               766,325
                                              184,000  Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                     195,500
                                              560,000  Smurfit-Stone Container Enterprises, Inc., 8%
                                                       due 3/15/2017 (e)                                                    547,400
                                              475,000  Verso Paper Holdings LLC, 9.125% due 8/01/2014 (e)                   494,000
                                                                                                                       ------------
                                                                                                                         10,603,524
                                                                                                                       ------------
RETAIL - 3.9%                                 600,000  Buffets, Inc., 12.50% due 11/01/2014                                 624,000
                                              230,000  Burlington Coat Factory Warehouse Corp., 11.125% due 4/15/2014       234,600
                                            1,190,000  General Nutrition Centers, Inc., 9.85% due 3/15/2014 (e)(j)        1,160,786
                                              960,000  General Nutrition Centers, Inc., 10.75% due 3/15/2015 (e)            955,233
                                              930,000  Michaels Stores, Inc., 10% due 11/01/2014 (e)                        995,100
                                            1,470,000  Michaels Stores, Inc., 11.375% due 11/01/2016 (e)                  1,583,925
                                            1,600,000  Neiman Marcus Group, Inc., 9% due 10/15/2015 (j)                   1,752,000
                                              840,000  Rite Aid Corp., 7.50% due 3/01/2017                                  829,500
                                                                                                                       ------------
                                                                                                                          8,135,144
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                              FACE
INDUSTRY                                     AMOUNT    CORPORATE BONDS                                                    VALUE
--------                                   ----------  ---------------                                                 ------------
SERVICE - 6.2%                             $  500,000  Ahern Rentals, Inc., 9.25% due 8/15/2013                        $    521,875
                                              900,000  Allied Waste North America, Inc., 7.875% due 4/15/2013               933,750
                                              250,000  Ashtead Capital, Inc., 9% due 8/15/2016 (e)                          266,250
                                              450,000  Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (e)                 459,000
                                              250,000  Avis Budget Car Rental LLC, 7.86% due 5/15/2014 (e)(f)               255,000
                                              625,000  Buhrmann US, Inc., 8.25% due 7/01/2014                               631,250
                                              725,000  Corrections Corp. of America, 7.50% due 5/01/2011                    744,937
                                              325,000  Corrections Corp. of America, 6.75% due 1/31/2014                    330,687
                                              995,000  DI Finance Series B, 9.50% due 2/15/2013                           1,059,675
                                            1,000,000  Dycom Industries, Inc., 8.125% due 10/15/2015                      1,050,000
                                              425,000  FTI Consulting, Inc., 7.625% due 6/15/2013                           440,937
                                            2,250,000  The Geo Group, Inc., 8.25% due 7/15/2013                           2,345,625
                                              315,000  Mac-Gray Corp., 7.625% due 8/15/2015                                 321,300
                                              450,000  Mobile Services Group, Inc., 9.75% due 8/01/2014 (e)                 475,875
                                              230,000  PNA Intermediate Holding Corp., 12.36% due 2/15/2013 (e)(f)          235,750
                                              800,000  Sally Holdings LLC, 10.50% due 11/15/2016 (e)                        822,000
                                              500,000  United Rentals North America, Inc., 6.50% due 2/15/2012              498,750
                                            1,130,000  United Rentals North America, Inc., 7% due 2/15/2014               1,127,175
                                              170,000  Yankee Acquisition Corp., 8.50% due 2/15/2015 (e)                    172,125
                                              255,000  Yankee Acquisition Corp., 9.75% due 2/15/2017 (e)                    258,188
                                                                                                                       ------------
                                                                                                                         12,950,149
                                                                                                                       ------------
STEEL - 0.4%                                  857,000  Ucar Finance, Inc., 10.25% due 2/15/2012                             899,850
                                                                                                                       ------------
TELECOMMUNICATIONS - 2.3%                     500,000  Cincinnati Bell, Inc., 7.25% due 7/15/2013                           518,750
                                              180,000  Citizens Communications Co., 6.25% due 1/15/2013                     178,650
                                              474,000  Inmarsat Finance Plc, 7.625% due 6/30/2012                           494,145
                                              575,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (e)          615,250
                                              550,000  ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(e)(f)                    583,000
                                              500,000  Qwest Communications International, Inc., 7.50% due 2/15/2014        515,000
                                              750,000  Qwest Corp., 8.605% due 6/15/2013 (f)                                817,500
                                              489,000  Tele Norte Leste Participacoes SA Series B, 8% due 12/18/2013        523,964
                                              500,000  Windstream Corp., 8.125% due 8/01/2013                               541,250
                                                                                                                       ------------
                                                                                                                          4,787,509
                                                                                                                       ------------
TRANSPORTATION - 1.5%                         250,000  Britannia Bulk Plc, 11% due 12/01/2011 (e)                           242,500
                                              550,000  Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (e)             572,688
                                              800,000  OMI Corp., 7.625% due 12/01/2013                                     812,000
                                            1,500,000  Overseas Shipholding Group, Inc., 8.25% due 3/15/2013              1,571,250
                                                                                                                       ------------
                                                                                                                          3,198,438
                                                                                                                       ------------
UTILITY - 6.4%                              1,413,494  AES Eastern Energy LP Series 1999-A, 9% due 1/02/2017 (k)          1,572,511
                                              500,000  AES Gener SA, 7.50% due 3/25/2014                                    531,698
                                              400,000  Colorado Interstate Gas Co., 5.95% due 3/15/2015                     402,498
                                              100,000  Conexant Systems, Inc., 9.11% due 11/15/2010 (e)(f)                  103,250
                                            2,450,000  ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011     2,503,476
                                              700,000  Edison Mission Energy, 7.50% due 6/15/2013                           722,750
                                              438,070  FPL Energy National Wind LLC, 6.125% due 3/25/2019 (e)(k)            426,869
                                            1,600,000  Mirant Americas Generation Inc., 8.30% due 5/01/2011               1,640,000
                                              750,000  NRG Energy, Inc., 7.25% due 2/01/2014                                768,750
                                              560,000  NSG Holdings LLC, 7.75% due 12/15/2025 (e)                           585,200
                                              600,000  Reliant Energy, Inc., 9.50% due 7/15/2013                            653,250
                                            1,150,000  Reliant Energy, Inc., 6.75% due 12/15/2014                         1,214,688
                                              713,961  Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)(k)                 718,508
                                            1,000,000  Transcontinental Gas Pipe Line Corp. Series B, 7%
                                                       due 8/15/2011                                                      1,047,500
                                              450,000  Transcontinental Gas Pipe Line Corp. Series B, 8.875%
                                                       due 7/15/2012                                                        511,875
                                                                                                                       ------------
                                                                                                                         13,402,823
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                              FACE
INDUSTRY                                     AMOUNT    CORPORATE BONDS                                                    VALUE
--------                                   ----------  ---------------                                                 ------------
WIRELESS COMMUNICATIONS - 4.6%             $1,350,000  American Towers, Inc., 7.25% due 12/01/2011                     $  1,390,500
                                              380,000  Centennial Communications Corp., 11.099% due 1/01/2013 (f)           399,950
                                              340,000  Centennial Communications Corp., 8.125% due 2/01/2014                351,050
                                              730,000  Cricket Communications, Inc., 9.375% due 11/01/2014 (e)              773,800
                                              380,000  Digicel Group Ltd., 8.875% due 1/15/2015 (e)                         368,600
                                              860,000  Digicel Group Ltd., 9.125% due 1/15/2015 (e)(j)                      823,450
                                              470,000  FiberTower Corp., 9% due 11/15/2012 (a)(e)                           529,925
                                            1,190,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (e)                  1,258,425
                                              140,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014                    137,900
                                              215,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (e)                211,775
                                              250,000  Rogers Wireless Communications, Inc., 8.48% due 12/15/2010 (f)       255,000
                                            1,150,000  Rural Cellular Corp., 8.25% due 3/15/2012                          1,201,750
                                            1,815,000  West Corp., 11% due 10/15/2016 (e)                                 1,914,825
                                                                                                                       ------------
                                                                                                                          9,616,950
                                                                                                                       ------------
                                                       TOTAL CORPORATE BONDS (COST - $196,317,667) - 95.7%              201,130,667
                                                                                                                       ------------
                                                       FLOATING RATE LOAN INTERESTS (L)

Leisure - 0.8%                              1,710,000  Travelport, Inc. Term Loan, 12.35% due 3/22/2012                   1,654,425
                                                                                                                       ------------
                                                       TOTAL FLOATING RATE LOAN INTERESTS (COST - $1,645,209) - 0.8%      1,654,425
                                                                                                                       ------------

                                             SHARES
                                              HELD     COMMON STOCKS
                                           ----------  ---------------
MANUFACTURING - 0.3%                           33,870  Medis Technologies Ltd. (c)                                          572,742
                                                                                                                       ------------
                                                       TOTAL COMMON STOCKS (COST - $744,580) - 0.3%                         572,742
                                                                                                                       ------------
                                                       PREFERRED STOCKS

ENERGY - EXPLORATION & PRODUCTION - 0.5%          290  EXCO Resources, Inc., 7% (a)                                           2,900
                                                1,180  EXCO Resources, Inc., 11%                                          1,180,000
                                                                                                                       ------------
                                                                                                                          1,182,900
                                                                                                                       ------------
TELECOMMUNICATIONS - 0.0%                          47  PTV, Inc. Series A, 10%                                                  188
                                                                                                                       ------------
                                                       TOTAL PREFERRED STOCKS (COST - $1,186,777) - 0.5%                  1,183,088
                                                                                                                       ------------
                                                       WARRANTS(G)

DIVERSIFIED MEDIA - 0.0%                       22,461  Virgin Media, Inc. (expires 1/10/2011)                                14,375
                                                                                                                       ------------
                                                       TOTAL WARRANTS (COST - $22,461) - 0.0%                                14,375
                                                                                                                       ------------


                                           BENEFICIAL
                                            INTEREST   SHORT-TERM SECURITIES
                                           ----------  ---------------------
                                           $4,012,760  BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                       5.26% (d)(h)                                                       4,012,760
                                                                                                                       ------------
                                                       TOTAL SHORT-TERM SECURITIES (COST - $4,012,760) - 1.9%             4,012,760
                                                                                                                       ------------
                                                       TOTAL INVESTMENTS (COST - $203,929,454*)  - 99.2%                208,568,057
                                                       OTHER ASSETS LESS LIABILITIES - 0.8%                               1,595,954
                                                                                                                       ------------
                                                       NET ASSETS - 100.0%                                             $210,164,011
                                                                                                                       ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $203,951,603
                                ============
Gross unrealized appreciation   $  6,304,115
Gross unrealized depreciation     (1,687,661)
                                ------------
Net unrealized appreciation     $  4,616,454
                                ============

(a)  Convertible security.

(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(c)  Non-income producing security.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                   INTEREST
AFFILIATE                                           NET ACTIVITY    INCOME
---------                                           ------------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series   $(8,512,568)    $99,298

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f)  Floating rate security.

(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)  Represents the current yield as of March 31, 2007.

(i) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(j) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(k)  Subject to principal paydowns.

(l) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as London InterBank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more U.S. banks, or (iii) the certificate of deposit rate.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Swaps outstanding as of March 31, 2007 were as follows:

                                                                                        UNREALIZED
                                                                          NOTIONAL     APPRECIATION
                                                                           AMOUNT     (DEPRECIATION)
                                                                         ----------   --------------
Sold credit default protection on Novelis, Inc. and receive 1.40%
Broker, JPMorgan Chase Expires January 2008                              $  550,000      $  1,080

Sold credit default protection on Ford Motor Company and receive 3.80%
Broker, JPMorgan Chase Expires March 2010                                $1,000,000       (24,460)
                                                                                         --------
TOTAL                                                                                    $(23,380)
                                                                                         ========

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                        VALUE
--------                                          ----------   -------------                                    -------------
AEROSPACE & DEFENSE - 2.1%                            17,828   Boeing Co.                                       $   1,585,087
                                                       8,528   General Dynamics Corp.                                 651,539
                                                       3,063   Goodrich Corp.                                         157,683
                                                      17,863   Honeywell International, Inc.                          822,770
                                                       2,429   L-3 Communications Holdings, Inc.                      212,465
                                                       7,533   Lockheed Martin Corp.                                  730,852
                                                       7,240   Northrop Grumman Corp.                                 537,353
                                                      10,446   Raytheon Co.                                           547,997
                                                       4,283   Rockwell Collins, Inc.                                 286,661
                                                      22,364   United Technologies Corp.                            1,453,660
                                                                                                                -------------
                                                                                                                    6,986,067
                                                                                                                -------------
AIR FREIGHT & LOGISTICS - 0.8%                         4,100   CH Robinson Worldwide, Inc.                            195,775
                                                       6,555   FedEx Corp.                                            704,204
                                                      24,300   United Parcel Service, Inc. Class B                  1,703,430
                                                                                                                -------------
                                                                                                                    2,603,409
                                                                                                                -------------
AIRLINES - 0.1%                                       16,475   Southwest Airlines Co.                                 242,183
                                                                                                                -------------
AUTO COMPONENTS - 0.2%                                 4,334   The Goodyear Tire & Rubber Co. (a)                     135,177
                                                       4,446   Johnson Controls, Inc.                                 420,681
                                                                                                                -------------
                                                                                                                      555,858
                                                                                                                -------------
AUTOMOBILES - 0.3%                                    41,271   Ford Motor Co. (d)                                     325,628
                                                      12,983   General Motors Corp.                                   397,799
                                                       5,652   Harley-Davidson, Inc.                                  332,055
                                                                                                                -------------
                                                                                                                    1,055,482
                                                                                                                -------------
BEVERAGES - 1.8%                                      16,431   Anheuser-Busch Cos., Inc.                              829,108
                                                       2,118   Brown-Forman Corp. Class B                             138,856
                                                      45,396   The Coca-Cola Co.                                    2,179,008
                                                       7,337   Coca-Cola Enterprises, Inc.                            148,574
                                                       4,900   Constellation Brands, Inc. Class A (a)                 103,781
                                                       1,341   Molson Coors Brewing Co. Class B                       126,885
                                                       3,804   Pepsi Bottling Group, Inc.                             121,310
                                                      36,539   PepsiCo, Inc.                                        2,322,419
                                                                                                                -------------
                                                                                                                    5,969,941
                                                                                                                -------------
BIOTECHNOLOGY - 1.0%                                  26,023   Amgen, Inc. (a)                                      1,454,165
                                                       7,126   Biogen Idec, Inc. (a)                                  316,252
                                                       7,600   Celgene Corp. (a)                                      398,696
                                                       5,500   Genzyme Corp. (a)                                      330,110
                                                       9,800   Gilead Sciences, Inc. (a)                              749,700
                                                       4,858   Medimmune, Inc. (a)                                    176,783
                                                                                                                -------------
                                                                                                                    3,425,706
                                                                                                                -------------
BUILDING PRODUCTS - 0.1%                               3,600   American Standard Cos., Inc.                           190,872
                                                       9,751   Masco Corp.                                            267,177
                                                                                                                -------------
                                                                                                                      458,049
                                                                                                                -------------
CAPITAL MARKETS - 3.1%                                 4,795   Ameriprise Financial, Inc.                             273,986
                                                      16,032   The Bank of New York Co., Inc.                         650,098
                                                       2,553   The Bear Stearns Cos., Inc.                            383,843

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                        VALUE
--------                                          ----------   -------------                                    -------------
                                                      23,965   The Charles Schwab Corp.                         $     438,320
                                                       8,800   E*Trade Financial Corp. (a)                            186,736
                                                       2,700   Federated Investors, Inc. Class B                       99,144
                                                       3,622   Franklin Resources, Inc.                               437,646
                                                       9,300   The Goldman Sachs Group, Inc.                        1,921,659
                                                       5,411   Janus Capital Group, Inc.                              113,144
                                                       2,800   Legg Mason, Inc.                                       263,788
                                                      11,500   Lehman Brothers Holdings, Inc.                         805,805
                                                       8,411   Mellon Financial Corp.                                 362,851
                                                      19,679   Merrill Lynch & Co., Inc. (b)                        1,607,184
                                                      23,863   Morgan Stanley                                       1,879,450
                                                       3,701   Northern Trust Corp.                                   222,578
                                                       6,993   State Street Corp.                                     452,797
                                                       6,386   T. Rowe Price Group, Inc.                              301,355
                                                                                                                -------------
                                                                                                                   10,400,384
                                                                                                                -------------
CHEMICALS - 1.3%                                       4,789   Air Products & Chemicals, Inc.                         353,859
                                                       1,291   Ashland, Inc.                                           84,690
                                                      20,636   The Dow Chemical Co.                                   946,367
                                                      19,796   E.I. du Pont de Nemours & Co.                          978,516
                                                       1,358   Eastman Chemical Co.                                    86,002
                                                       4,576   Ecolab, Inc.                                           196,768
                                                       2,776   Hercules, Inc. (a)                                      54,243
                                                       2,399   International Flavors & Fragrances, Inc.               113,281
                                                      11,534   Monsanto Co.                                           633,909
                                                       3,243   PPG Industries, Inc.                                   228,015
                                                       7,654   Praxair, Inc.                                          481,896
                                                       3,788   Rohm & Haas Co.                                        195,915
                                                       3,334   Sigma-Aldrich Corp.                                    138,428
                                                                                                                -------------
                                                                                                                    4,491,889
                                                                                                                -------------
COMMERCIAL BANKS - 3.5%                               12,596   BB&T Corp.                                             516,688
                                                       3,126   Comerica, Inc.                                         184,809
                                                       4,000   Commerce Bancorp, Inc.                                 133,520
                                                       3,353   Compass Bancshares, Inc.                               230,686
                                                      11,619   Fifth Third Bancorp                                    449,539
                                                       2,000   First Horizon National Corp.                            83,060
                                                       6,505   Huntington Bancshares, Inc.                            142,134
                                                       9,703   KeyCorp                                                363,571
                                                       1,900   M&T Bank Corp.                                         220,077
                                                       5,200   Marshall & Ilsley Corp.                                240,812
                                                      12,625   National City Corp.                                    470,281
                                                       7,364   PNC Financial Services Group, Inc. (b)                 529,987
                                                      17,693   Regions Financial Corp.                                625,801
                                                       7,696   SunTrust Banks, Inc.                                   639,076
                                                       7,810   Synovus Financial Corp.                                252,575

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                        VALUE
--------                                          ----------   -------------                                    -------------
                                                      39,804   U.S. Bancorp                                     $   1,391,946
                                                      43,284   Wachovia Corp.                                       2,382,784
                                                      74,706   Wells Fargo & Co.                                    2,572,128
                                                       2,224   Zions Bancorp                                          187,972
                                                                                                                -------------
                                                                                                                   11,617,446
                                                                                                                -------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%                  6,394   Allied Waste Industries, Inc. (a)                       80,500
                                                       2,567   Avery Dennison Corp.                                   164,955
                                                       3,636   Cintas Corp.                                           131,260
                                                       3,479   Equifax, Inc.                                          126,810
                                                       2,471   Monster Worldwide, Inc. (a)                            117,051
                                                       5,515   Pitney Bowes, Inc.                                     250,326
                                                       5,544   RR Donnelley & Sons Co.                                202,855
                                                       4,186   Robert Half International, Inc.                        154,924
                                                      12,710   Waste Management, Inc.                                 437,351
                                                                                                                -------------
                                                                                                                    1,666,032
                                                                                                                -------------
COMMUNICATIONS EQUIPMENT - 2.2%                        1,821   ADC Telecommunications, Inc. (a)                        30,483
                                                      11,013   Avaya, Inc. (a)                                        130,064
                                                       2,014   Ciena Corp. (a)                                         56,291
                                                     135,415   Cisco Systems, Inc. (a)                              3,457,145
                                                      34,158   Corning, Inc. (a)                                      776,753
                                                       3,834   JDS Uniphase Corp. (a)                                  58,392
                                                      12,700   Juniper Networks, Inc. (a)                             249,936
                                                      55,036   Motorola, Inc.                                         972,486
                                                      36,668   QUALCOMM, Inc.                                       1,564,257
                                                       8,533   Tellabs, Inc. (a)                                       84,477
                                                                                                                -------------
                                                                                                                    7,380,284
                                                                                                                -------------
COMPUTERS & PERIPHERALS - 3.2%                        18,890   Apple Computer, Inc. (a)                             1,755,070
                                                      49,976   Dell, Inc. (a)                                       1,159,943
                                                      51,204   EMC Corp. (a)                                          709,175
                                                      60,043   Hewlett-Packard Co.                                  2,410,126
                                                      34,034   International Business Machines Corp.                3,208,045
                                                       2,507   Lexmark International, Inc. Class A (a)                146,559
                                                       3,540   NCR Corp. (a)                                          169,106
                                                       7,765   Network Appliance, Inc. (a)                            283,578
                                                       2,686   QLogic Corp. (a)                                        45,662
                                                       4,300   SanDisk Corp. (a)                                      188,340
                                                      78,012   Sun Microsystems, Inc. (a)                             468,852
                                                                                                                -------------
                                                                                                                   10,544,456
                                                                                                                -------------
CONSTRUCTION & ENGINEERING - 0.0%                      1,574   Fluor Corp.                                            141,219
                                                                                                                -------------
CONSTRUCTION MATERIALS - 0.1%                          2,450   Vulcan Materials Co.                                   285,376
                                                                                                                -------------
CONSUMER FINANCE - 0.8%                               27,178   American Express Co.                                 1,532,839
                                                       9,132   Capital One Financial Corp.                            689,101
                                                       9,223   SLM Corp.                                              377,221
                                                                                                                -------------
                                                                                                                    2,599,161
                                                                                                                -------------
CONTAINERS & PACKAGING - 0.2%                          2,836   Ball Corp.                                             130,031
                                                       2,256   Bemis Co.                                               75,328

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                        VALUE
--------                                          ----------   -------------                                    -------------
                                                       3,767   Pactiv Corp. (a)                                 $     127,099
                                                       3,920   Sealed Air Corp.                                       123,872
                                                       2,908   Temple-Inland, Inc.                                    173,724
                                                                                                                -------------
                                                                                                                      630,054
                                                                                                                -------------
DISTRIBUTORS - 0.1%                                    4,338   Genuine Parts Co.                                      212,562
                                                                                                                -------------
DIVERSIFIED CONSUMER SERVICES - 0.1%                   2,900   Apollo Group, Inc. Class A (a)                         127,310
                                                       6,462   H&R Block, Inc.                                        135,960
                                                                                                                -------------
                                                                                                                      263,270
                                                                                                                -------------
DIVERSIFIED FINANCIAL SERVICES - 4.7%                100,269   Bank of America Corp.                                5,115,724
                                                       4,300   CIT Group, Inc.                                        227,556
                                                         732   Chicago Mercantile Exchange Holdings, Inc.             389,761
                                                     109,651   Citigroup, Inc.                                      5,629,482
                                                      77,468   JPMorgan Chase & Co.                                 3,747,902
                                                       5,604   Moody's Corp.                                          347,784
                                                                                                                -------------
                                                                                                                   15,458,209
                                                                                                                -------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.7%                                      139,502   AT&T Inc.                                            5,500,564
                                                       3,202   CenturyTel, Inc.                                       144,698
                                                       8,803   Citizens Communications Co.                            131,605
                                                       2,884   Embarq Corp.                                           162,513
                                                      36,396   Qwest Communications International Inc. (a)            327,200
                                                      65,118   Verizon Communications, Inc.                         2,469,275
                                                       9,202   Windstream Corp.                                       135,177
                                                                                                                -------------
                                                                                                                    8,871,032
                                                                                                                -------------
ELECTRIC UTILITIES - 1.6%                              3,122   Allegheny Energy, Inc. (a)                             153,415
                                                       8,018   American Electric Power Co., Inc.                      390,877
                                                      28,531   Duke Energy Corp.                                      578,894
                                                       7,696   Edison International                                   378,104
                                                       4,172   Entergy Corp.                                          437,726
                                                      15,178   Exelon Corp.                                         1,042,880
                                                       9,314   FPL Group, Inc.                                        569,737
                                                       6,888   FirstEnergy Corp.                                      456,261
                                                       9,258   PPL Corp.                                              378,652
                                                       2,324   Pinnacle West Capital Corp.                            112,133
                                                       6,229   Progress Energy, Inc.                                  314,191
                                                      15,618   The Southern Co.                                       572,400
                                                                                                                -------------
                                                                                                                    5,385,270
                                                                                                                -------------
ELECTRICAL EQUIPMENT - 0.4%                            4,430   Cooper Industries Ltd. Class A                         199,306
                                                      17,350   Emerson Electric Co.                                   747,612
                                                       4,183   Rockwell Automation, Inc.                              250,436
                                                                                                                -------------
                                                                                                                    1,197,354
                                                                                                                -------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.2%                                     8,562   Agilent Technologies, Inc. (a)                         288,454
                                                       4,015   Jabil Circuit, Inc.                                     85,961
                                                       3,763   Molex, Inc.                                            106,117
                                                      13,309   Sanmina-SCI Corp. (a)                                   48,179

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD                      COMMON STOCKS                        VALUE
--------                                          ----------   ----------------------------------------------   -------------
                                                      24,335   Solectron Corp. (a)                              $      76,655
                                                       2,231   Tektronix, Inc.                                         62,825
                                                                                                                -------------
                                                                                                                      668,191
                                                                                                                -------------
ENERGY EQUIPMENT & SERVICES - 1.6%                     7,300   BJ Services Co.                                        203,670
                                                       7,008   Baker Hughes, Inc.                                     463,439
                                                       3,500   ENSCO International, Inc.                              190,400
                                                      23,204   Halliburton Co.                                        736,495
                                                       6,392   Nabors Industries Ltd. (a)                             189,651
                                                       4,201   National Oilwell Varco, Inc. (a)                       326,796
                                                       2,687   Noble Corp.                                            211,413
                                                       1,835   Rowan Cos., Inc.                                        59,582
                                                      26,490   Schlumberger Ltd.                                    1,830,459
                                                       4,300   Smith International, Inc.                              206,615
                                                       6,911   Transocean, Inc. (a)                                   564,629
                                                       7,100   Weatherford International Ltd. (a)                     320,210
                                                                                                                -------------
                                                                                                                    5,303,359
                                                                                                                -------------
FOOD & STAPLES RETAILING - 2.1%                       34,066   CVS Corp.                                            1,163,030
                                                       9,905   Costco Wholesale Corp.                                 533,285
                                                      16,726   The Kroger Co.                                         472,510
                                                       4,638   SUPERVALU Inc.                                         181,207
                                                      12,971   SYSCO Corp.                                            438,809
                                                      10,447   Safeway, Inc.                                          382,778
                                                      55,116   Wal-Mart Stores, Inc. (d)                            2,587,696
                                                      22,844   Walgreen Co.                                         1,048,311
                                                       3,100   Whole Foods Market, Inc.                               139,035
                                                                                                                -------------
                                                                                                                    6,946,661
                                                                                                                -------------
FOOD PRODUCTS - 1.0%                                  14,982   Archer-Daniels-Midland Co.                             549,839
                                                       4,893   Campbell Soup Co.                                      190,581
                                                      10,332   ConAgra Foods, Inc.                                    257,370
                                                       3,100   Dean Foods Co. (a)                                     144,894
                                                       7,208   General Mills, Inc.                                    419,650
                                                       6,749   HJ Heinz Co.                                           318,013
                                                       3,548   The Hershey Co.                                        193,934
                                                       4,889   Kellogg Co.                                            251,441
                                                       4,200   Kraft Foods, Inc.                                      132,972
                                                       3,500   McCormick & Co., Inc.                                  134,820
                                                      15,217   Sara Lee Corp.                                         257,472
                                                       6,800   Tyson Foods, Inc. Class A                              131,988
                                                       5,470   Wm. Wrigley Jr. Co.                                    278,587
                                                                                                                -------------
                                                                                                                    3,261,561
                                                                                                                -------------
GAS UTILITIES - 0.2%                                     429   Nicor, Inc.                                             20,772
                                                       1,800   Questar Corp.                                          160,578
                                                      14,265   Spectra Energy Corp.                                   374,742
                                                                                                                -------------
                                                                                                                      556,092
                                                                                                                -------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%                  873   Bausch & Lomb, Inc.                                     44,663
                                                      14,358   Baxter International, Inc.                             756,236

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD                      COMMON STOCKS                        VALUE
--------                                          ----------   ----------------------------------------------   -------------
                                                       5,688   Becton Dickinson & Co.                           $     437,350
                                                       4,825   Biomet, Inc.                                           205,014
                                                      25,225   Boston Scientific Corp. (a)                            366,771
                                                       1,954   CR Bard, Inc.                                          155,362
                                                       3,852   Hospira, Inc. (a)                                      157,547
                                                      25,962   Medtronic, Inc.                                      1,273,696
                                                       7,688   St. Jude Medical, Inc. (a)                             289,146
                                                       6,096   Stryker Corp.                                          404,287
                                                       3,100   Varian Medical Systems, Inc. (a)                       147,839
                                                       5,116   Zimmer Holdings, Inc. (a)                              436,958
                                                                                                                -------------
                                                                                                                    4,674,869
                                                                                                                -------------
HEALTH CARE PROVIDERS & SERVICES - 2.0%               12,072   Aetna, Inc. (c)                                        528,633
                                                       4,070   AmerisourceBergen Corp.                                214,692
                                                       9,137   Cardinal Health, Inc.                                  666,544
                                                       2,563   Cigna Corp.                                            365,638
                                                       3,250   Coventry Health Care, Inc. (a)                         182,162
                                                       3,000   Express Scripts, Inc. (a)                              242,160
                                                       3,457   Humana, Inc. (a)                                       200,575
                                                       2,500   Laboratory Corp. of America Holdings (a)               181,575
                                                       1,249   Manor Care, Inc.                                        67,896
                                                       6,407   McKesson Corp.                                         375,066
                                                       6,183   Medco Health Solutions, Inc. (a)                       448,453
                                                       2,600   Patterson Cos., Inc. (a)                                92,274
                                                       4,000   Quest Diagnostics, Inc.                                199,480
                                                      11,812   Tenet Healthcare Corp. (a)                              75,951
                                                      30,258   UnitedHealth Group, Inc.                             1,602,766
                                                      14,104   WellPoint, Inc. (a)                                  1,143,834
                                                                                                                -------------
                                                                                                                    6,587,699
                                                                                                                -------------
HEALTH CARE TECHNOLOGY - 0.0%                          5,214   IMS Health, Inc.                                       154,647
                                                                                                                -------------
HOTELS, RESTAURANTS & LEISURE - 1.3%                   9,373   Carnival Corp.                                         439,219
                                                       2,661   Darden Restaurants, Inc.                               109,607
                                                       4,455   Harrah's Entertainment, Inc.                           376,225
                                                       7,763   Hilton Hotels Corp.                                    279,157
                                                       8,008   International Game Technology                          323,363
                                                       7,066   Marriott International, Inc. Class A                   345,951
                                                      26,772   McDonald's Corp.                                     1,206,079
                                                      16,144   Starbucks Corp. (a)                                    506,276
                                                       4,409   Starwood Hotels & Resorts Worldwide, Inc.              285,924
                                                       2,219   Wendy's International, Inc.                             69,455
                                                       4,265   Wyndham Worldwide Corp. (a)                            145,650
                                                       6,542   Yum! Brands, Inc.                                      377,866
                                                                                                                -------------
                                                                                                                    4,464,772
                                                                                                                -------------
HOUSEHOLD DURABLES - 0.5%                              1,485   Black & Decker Corp.                                   121,206
                                                       2,572   Centex Corp.                                           107,458
                                                       6,400   DR Horton, Inc.                                        140,800
                                                       2,999   Fortune Brands, Inc.                                   236,381

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD                      COMMON STOCKS                        VALUE
--------                                          ----------   ----------------------------------------------   -------------
                                                       1,600   Harman International Industries, Inc.            $     153,728
                                                       1,478   KB Home Inc.                                            63,066
                                                       4,755   Leggett & Platt, Inc.                                  107,796
                                                       2,750   Lennar Corp. Class A                                   116,078
                                                       6,985   Newell Rubbermaid, Inc.                                217,164
                                                       5,084   Pulte Homes, Inc.                                      134,523
                                                       1,441   Snap-On, Inc.                                           69,312
                                                       1,841   The Stanley Works                                      101,918
                                                       1,813   Whirlpool Corp.                                        153,942
                                                                                                                -------------
                                                                                                                    1,723,372
                                                                                                                -------------
HOUSEHOLD PRODUCTS - 1.8%                              2,868   Clorox Co.                                             182,663
                                                      10,985   Colgate-Palmolive Co.                                  733,688
                                                       9,821   Kimberly-Clark Corp.                                   672,640
                                                      70,884   The Procter & Gamble Co.                             4,477,033
                                                                                                                -------------
                                                                                                                    6,066,024
                                                                                                                -------------
IT SERVICES - 1.0%                                     2,400   Affiliated Computer Services, Inc. Class A (a)         141,312
                                                      13,755   Automatic Data Processing, Inc.                        597,999
                                                         179   Broadridge Financial Solutions LLC (a)                   3,521
                                                       3,000   Cognizant Technology Solutions Corp. (a)               264,810
                                                       3,808   Computer Sciences Corp. (a)                            198,511
                                                       3,934   Convergys Corp. (a)                                     99,963
                                                      12,238   Electronic Data Systems Corp.                          338,748
                                                       3,700   Fidelity National Information Services, Inc.           168,202
                                                      16,408   First Data Corp.                                       441,375
                                                       3,555   Fiserv, Inc. (a)                                       188,628
                                                       6,960   Paychex, Inc.                                          263,575
                                                       3,823   Sabre Holdings Corp. Class A                           125,203
                                                       8,569   Unisys Corp. (a)                                        72,237
                                                      16,408   The Western Union Co.                                  360,156
                                                                                                                -------------
                                                                                                                    3,264,240
                                                                                                                -------------
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS - 0.4%                                        15,522   The AES Corp. (a)                                      334,033
                                                       4,252   Constellation Energy Group, Inc.                       369,712
                                                      10,734   Dynegy, Inc. Class A (a)                                99,397
                                                      10,216   TXU Corp.                                              654,846
                                                                                                                -------------
                                                                                                                    1,457,988
                                                                                                                -------------
INDUSTRIAL CONGLOMERATES - 3.3%                       16,746   3M Co.                                               1,279,897
                                                     229,665   General Electric Co.                                 8,120,954
                                                       2,580   Textron, Inc.                                          231,684
                                                      44,163   Tyco International Ltd.                              1,393,343
                                                                                                                -------------
                                                                                                                   11,025,878
                                                                                                                -------------
INSURANCE - 4.1%                                       6,800   ACE Ltd.                                               388,008
                                                       2,732   AMBAC Financial Group, Inc.                            236,017
                                                       7,575   AON Corp. (d)                                          287,547
                                                      11,542   Aflac, Inc.                                            543,166
                                                      13,745   The Allstate Corp.                                     825,525
                                                      57,707   American International Group, Inc. (c)               3,879,065
                                                       8,596   Chubb Corp.                                            444,155

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD                      COMMON STOCKS                        VALUE
--------                                          ----------   ----------------------------------------------   -------------
                                                       4,266   Cincinnati Financial Corp.                       $     180,878
                                                       9,300   Genworth Financial, Inc. Class A                       324,942
                                                       6,477   Hartford Financial Services Group, Inc.                619,072
                                                       6,852   Lincoln National Corp.                                 464,497
                                                       9,828   Loews Corp.                                            446,486
                                                       3,388   MBIA, Inc.                                             221,880
                                                      11,460   Marsh & McLennan Cos., Inc.                            335,663
                                                      16,353   MetLife, Inc.                                        1,032,692
                                                      24,700   Principal Financial Group, Inc.                        786,279
                                                      10,700   Prudential Financial, Inc.                             965,782
                                                       3,044   Safeco Corp.                                           202,213
                                                       2,697   Torchmark Corp.                                        176,896
                                                      14,737   The Travelers Cos., Inc.                               762,934
                                                       7,389   UnumProvident Corp.                                    170,169
                                                       3,855   XL Capital Ltd. Class A                                269,696
                                                                                                                -------------
                                                                                                                   13,563,562
                                                                                                                -------------
INTERNET & CATALOG RETAIL - 0.1%                       6,800   Amazon.com, Inc. (a)                                   270,572
                                                       4,900   IAC/InterActiveCorp (a)                                184,779
                                                                                                                -------------
                                                                                                                      455,351
                                                                                                                -------------
INTERNET SOFTWARE & SERVICES - 1.2%                   25,500   eBay, Inc. (a)                                         845,325
                                                       4,730   Google, Inc. Class A (a)                             2,167,097
                                                       6,200   VeriSign, Inc. (a)                                     155,744
                                                      28,060   Yahoo! Inc. (a)                                        877,997
                                                                                                                -------------
                                                                                                                    4,046,163
                                                                                                                -------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%                    1,576   Brunswick Corp.                                         50,196
                                                       5,611   Eastman Kodak Co.                                      126,584
                                                       4,345   Hasbro, Inc.                                           124,354
                                                       7,480   Mattel, Inc.                                           206,224
                                                                                                                -------------
                                                                                                                      507,358
                                                                                                                -------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%                  4,652   Applera Corp. - Applied Biosystems Group               137,560
                                                       1,431   Millipore Corp. (a)                                    103,705
                                                       3,209   PerkinElmer, Inc.                                       77,722
                                                      10,036   Thermo Fisher Scientific, Inc. (a)                     469,183
                                                       2,700   Waters Corp. (a)                                       156,600
                                                                                                                -------------
                                                                                                                      944,770
                                                                                                                -------------
MACHINERY - 1.4%                                      14,484   Caterpillar, Inc.                                      970,862
                                                         995   Cummins, Inc.                                          143,996
                                                       4,866   Danaher Corp.                                          347,676
                                                       4,888   Deere & Co.                                            531,032
                                                       5,034   Dover Corp.                                            245,710
                                                       3,778   Eaton Corp.                                            315,690
                                                       3,656   ITT Corp.                                              220,530
                                                       8,732   Illinois Tool Works, Inc.                              450,571
                                                       7,758   Ingersoll-Rand Co. Class A                             336,464

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD                      COMMON STOCKS                        VALUE
--------                                          ----------   ----------------------------------------------   -------------
                                                       5,969   PACCAR, Inc.                                     $     438,125
                                                       3,110   Pall Corp.                                             118,180
                                                       3,035   Parker Hannifin Corp.                                  261,951
                                                       2,300   Terex Corp. (a)                                        165,048
                                                                                                                -------------
                                                                                                                    4,545,835
                                                                                                                -------------
MEDIA - 3.0%                                          16,603   CBS Corp. Class B                                      507,886
                                                      11,045   Clear Channel Communications, Inc.                     387,017
                                                      61,786   Comcast Corp. Class A (a)(d)                         1,603,347
                                                       8,966   Comcast Corp. Special Class A (a)                      228,364
                                                      17,200   The DIRECTV Group, Inc. (a)                            396,804
                                                       1,485   Dow Jones & Co., Inc.                                   51,188
                                                       1,300   EW Scripps Co. Class A                                  58,084
                                                       4,747   Gannett Co., Inc.                                      267,209
                                                       9,392   Interpublic Group of Cos., Inc. (a)(d)                 115,616
                                                       8,304   The McGraw-Hill Cos., Inc.                             522,156
                                                       1,432   Meredith Corp.                                          82,182
                                                       2,177   The New York Times Co. Class A (d)                      51,181
                                                      53,100   News Corp. Class A                                   1,227,672
                                                       3,817   Omnicom Group                                          390,784
                                                      86,448   Time Warner, Inc.                                    1,704,755
                                                       4,877   Tribune Co.                                            156,600
                                                      15,503   Viacom, Inc. Class B (a)                               637,328
                                                      47,182   Walt Disney Co.                                      1,624,476
                                                                                                                -------------
                                                                                                                   10,012,649
                                                                                                                -------------
METALS & MINING - 0.8%                                18,424   Alcoa, Inc. (c)                                        624,574
                                                       2,361   Allegheny Technologies, Inc.                           251,895
                                                       8,117   Freeport-McMoRan Copper & Gold, Inc. Class B           537,262
                                                       9,503   Newmont Mining Corp.                                   399,031
                                                       6,540   Nucor Corp.                                            425,950
                                                       2,989   United States Steel Corp.                              296,419
                                                                                                                -------------
                                                                                                                    2,535,131
                                                                                                                -------------
MULTI-UTILITIES - 1.0%                                 4,497   Ameren Corp.                                           226,199
                                                       3,654   CMS Energy Corp.                                        65,041
                                                       8,483   CenterPoint Energy, Inc.                               152,185
                                                       4,858   Consolidated Edison, Inc.                              248,049
                                                       4,323   DTE Energy Co.                                         207,072
                                                       7,461   Dominion Resources, Inc.                               662,313
                                                       1,152   Integrys Energy Group, Inc.                             63,948
                                                       3,217   KeySpan Corp.                                          132,380
                                                       6,911   NiSource, Inc.                                         168,905
                                                       6,981   PG&E Corp.                                             336,973
                                                       5,914   Public Service Enterprise Group, Inc.                  491,099
                                                       6,117   Sempra Energy                                          373,198
                                                       5,015   TECO Energy, Inc.                                       86,308
                                                                                                                -------------
                                                      10,084   Xcel Energy, Inc.                                      248,974
                                                                                                                -------------
                                                                                                                    3,462,644

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD                      COMMON STOCKS                        VALUE
--------                                          ----------   ----------------------------------------------   -------------
Multiline Retail - 1.1%                                2,845   Big Lots, Inc. (a)                               $      88,992
                                                         826   Dillard's, Inc. Class A                                 27,035
                                                       8,088   Dollar General Corp.                                   171,061
                                                       2,727   Family Dollar Stores, Inc.                              80,774
                                                      11,506   Federated Department Stores, Inc.                      518,345
                                                       5,235   JC Penney Co., Inc.                                    430,108
                                                       7,125   Kohl's Corp. (a)                                       545,846
                                                       5,268   Nordstrom, Inc.                                        278,888
                                                       1,970   Sears Holdings Corp. (a)                               354,915
                                                      19,534   Target Corp.                                         1,157,585
                                                                                                                -------------
                                                                                                                    3,653,549
                                                                                                                -------------
OFFICE ELECTRONICS - 0.1%                             22,023   Xerox Corp. (a)                                        371,968
                                                                                                                -------------
OIL, GAS & CONSUMABLE FUELS - 6.9%                     9,836   Anadarko Petroleum Corp.                               422,751
                                                       6,966   Apache Corp.                                           492,496
                                                       9,100   Chesapeake Energy Corp.                                281,008
                                                      49,207   Chevron Corp.                                        3,639,350
                                                      37,024   ConocoPhillips                                       2,530,590
                                                       4,000   Consol Energy, Inc.                                    156,520
                                                       9,402   Devon Energy Corp.                                     650,806
                                                       4,932   EOG Resources, Inc.                                    351,849
                                                      16,512   El Paso Corp.                                          238,929
                                                     127,546   Exxon Mobil Corp.                                    9,623,346
                                                       4,815   Hess Corp.                                             267,088
                                                       2,048   Kinder Morgan, Inc.                                    218,010
                                                       7,640   Marathon Oil Corp.                                     755,061
                                                       3,800   Murphy Oil Corp.                                       202,920
                                                      19,758   Occidental Petroleum Corp.                             974,267
                                                       6,000   Peabody Energy Corp.                                   241,440
                                                       2,756   Sunoco, Inc.                                           194,133
                                                      13,300   Valero Energy Corp.                                    857,717
                                                      13,107   Williams Cos., Inc.                                    373,025
                                                       7,533   XTO Energy, Inc.                                       412,884
                                                                                                                -------------
                                                                                                                   22,884,190
                                                                                                                -------------
PAPER & FOREST PRODUCTS - 0.3%                        10,824   International Paper Co.                                393,994
                                                       4,942   MeadWestvaco Corp.                                     152,411
                                                       4,929   Weyerhaeuser Co.                                       368,393
                                                                                                                -------------
                                                                                                                      914,798
                                                                                                                -------------
PERSONAL PRODUCTS - 0.2%                               9,394   Avon Products, Inc.                                    350,020
                                                       3,300   The Estee Lauder Cos., Inc. Class A                    161,205
                                                                                                                -------------
                                                                                                                      511,225
                                                                                                                -------------
PHARMACEUTICALS - 5.4%                                34,020   Abbott Laboratories                                  1,898,316
                                                       3,427   Allergan, Inc.                                         379,780
                                                       2,300   Barr Pharmaceuticals, Inc. (a)                         106,605
                                                      42,963   Bristol-Myers Squibb Co.                             1,192,653
                                                      22,148   Eli Lilly & Co.                                      1,189,569
                                                       7,318   Forest Laboratories, Inc. (a)                          376,438

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD                      COMMON STOCKS                        VALUE
--------                                          ----------   ----------------------------------------------   -------------
                                                      64,853   Johnson & Johnson                                $   3,908,042
                                                       6,116   King Pharmaceuticals, Inc. (a)                         120,302
                                                      48,279   Merck & Co., Inc.                                    2,132,483
                                                       5,430   Mylan Laboratories                                     114,790
                                                     159,460   Pfizer, Inc.                                         4,027,960
                                                      31,811   Schering-Plough Corp.                                  811,499
                                                       1,640   Watson Pharmaceuticals, Inc. (a)                        43,345
                                                      29,751   Wyeth                                                1,488,443
                                                                                                                -------------
                                                                                                                   17,790,225
                                                                                                                -------------
REAL ESTATE INVESTMENT TRUSTS                          1,600   Apartment Investment & Management Co. Class A           92,304
(REITS) - 1.1%
                                                       4,900   Archstone-Smith Trust                                  265,972
                                                       1,700   AvalonBay Communities, Inc.                            221,000
                                                       2,300   Boston Properties, Inc.                                270,020
                                                       2,900   Developers Diversified Realty Corp.                    182,410
                                                       6,900   Equity Residential                                     332,787
                                                      12,500   Host Marriott Corp. (d)                                328,875
                                                       4,300   Kimco Realty Corp.                                     209,582
                                                       4,500   Plum Creek Timber Co., Inc.                            177,390
                                                       5,900   ProLogis                                               383,087
                                                       2,300   Public Storage, Inc.                                   217,741
                                                       4,600   Simon Property Group, Inc.                             511,750
                                                       2,900   Vornado Realty Trust                                   346,086
                                                                                                                -------------
                                                                                                                    3,539,004
                                                                                                                -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%            4,100   CB Richard Ellis Group, Inc. (a)                       140,138
                                                       4,693   Realogy Corp. (a)                                      138,960
                                                                                                                -------------
                                                                                                                      279,098
                                                                                                                -------------
ROAD & RAIL - 0.7%                                     7,766   Burlington Northern Santa Fe Corp.                     624,619
                                                      10,508   CSX Corp.                                              420,845
                                                       9,386   Norfolk Southern Corp.                                 474,932
                                                       1,584   Ryder System, Inc.                                      78,155
                                                       5,707   Union Pacific Corp.                                    579,546
                                                                                                                -------------
                                                                                                                    2,178,097
                                                                                                                -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%       11,272   Advanced Micro Devices, Inc. (a)                       147,212
                                                       7,047   Altera Corp.                                           140,869
                                                       8,473   Analog Devices, Inc.                                   292,234
                                                      30,862   Applied Materials, Inc.                                565,392
                                                       9,897   Broadcom Corp. Class A (a)                             317,397
                                                     129,088   Intel Corp.                                          2,469,453
                                                       4,000   KLA-Tencor Corp.                                       213,280
                                                      19,096   LSI Logic Corp. (a)                                    199,362
                                                       5,964   Linear Technology Corp.                                188,403
                                                       6,587   Maxim Integrated Products, Inc.                        193,658
                                                      15,326   Micron Technology, Inc. (a)                            185,138
                                                       7,308   National Semiconductor Corp.                           176,415
                                                       2,142   Novellus Systems, Inc. (a)                              68,587
                                                       7,200   Nvidia Corp. (a)                                       207,216

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD                      COMMON STOCKS                        VALUE
--------                                          ----------   ----------------------------------------------   -------------
                                                       2,433   PMC-Sierra, Inc. (a)                             $      17,055
                                                       4,838   Teradyne, Inc. (a)                                      80,021
                                                      34,871   Texas Instruments, Inc.                              1,049,617
                                                       6,913   Xilinx, Inc.                                           177,871
                                                                                                                -------------
                                                                                                                    6,689,180
                                                                                                                -------------
SOFTWARE - 2.8%                                       13,260   Adobe Systems, Inc. (a)                                552,942
                                                       4,652   Autodesk, Inc. (a)                                     174,915
                                                       5,101   BMC Software, Inc. (a)                                 157,060
                                                      10,746   CA, Inc.                                               278,429
                                                       3,729   Citrix Systems, Inc. (a)                               119,440
                                                       9,818   Compuware Corp. (a)                                     93,173
                                                       6,500   Electronic Arts, Inc. (a)                              327,340
                                                       6,986   Intuit, Inc. (a)                                       191,137
                                                     192,686   Microsoft Corp.                                      5,370,159
                                                       6,682   Novell, Inc. (a)                                        48,244
                                                      89,385   Oracle Corp. (a)                                     1,620,550
                                                      22,830   Symantec Corp. (a)                                     394,959
                                                                                                                -------------
                                                                                                                    9,328,348
                                                                                                                -------------
SPECIALTY RETAIL - 1.7%                                2,100   Abercrombie & Fitch Co. Class A                        158,928
                                                       4,383   AutoNation, Inc. (a)                                    93,095
                                                       1,008   AutoZone, Inc. (a)                                     129,165
                                                       5,748   Bed Bath & Beyond, Inc. (a)                            230,897
                                                       8,718   Best Buy Co., Inc.                                     424,741
                                                       2,765   Circuit City Stores, Inc.                               51,235
                                                      11,603   The Gap, Inc.                                          199,688
                                                      46,059   Home Depot, Inc. (d)                                 1,692,208
                                                       8,179   Limited Brands                                         213,145
                                                      33,822   Lowe's Cos., Inc.                                    1,065,055
                                                       6,740   Office Depot, Inc. (a)                                 236,844
                                                       1,379   OfficeMax, Inc.                                         72,728
                                                       2,283   RadioShack Corp.                                        61,709
                                                       2,866   The Sherwin-Williams Co.                               189,271
                                                      15,392   Staples, Inc.                                          397,729
                                                      10,656   TJX Cos., Inc.                                         287,286
                                                       2,747   Tiffany & Co.                                          124,934
                                                                                                                -------------
                                                                                                                    5,628,658
                                                                                                                -------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%                8,600   Coach, Inc. (a)                                        430,430
                                                       3,100   Jones Apparel Group, Inc.                               95,263
                                                       2,708   Liz Claiborne, Inc.                                    116,038
                                                       3,917   Nike, Inc. Class B                                     416,220
                                                       1,500   Polo Ralph Lauren Corp.                                132,225
                                                       2,308   VF Corp.                                               190,687
                                                                                                                -------------
                                                                                                                    1,380,863
                                                                                                                -------------
THRIFTS & MORTGAGE FINANCE - 1.1%                     13,658   Countrywide Financial Corp.                            459,455
                                                      21,234   Fannie Mae                                           1,158,952
                                                      14,950   Freddie Mac                                            889,376

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD                      COMMON STOCKS                              VALUE
--------                                          ----------   ----------------------------------------------         -------------
                                                       12,000   Hudson City Bancorp, Inc.                             $     164,160
                                                        1,667   MGIC Investment Corp.                                        98,220
                                                        9,280   Sovereign Bancorp, Inc.                                     236,083
                                                       19,951   Washington Mutual, Inc.                                     805,621
                                                                                                                      -------------
                                                                                                                          3,811,867
                                                                                                                      -------------
TOBACCO - 1.3%                                         46,489   Altria Group, Inc.                                        4,082,199
                                                        3,400   Reynolds American, Inc.                                     212,194
                                                        3,099   UST, Inc.                                                   179,680
                                                                                                                      -------------
                                                                                                                          4,474,073
                                                                                                                      -------------
TRADING COMPANIES & DISTRIBUTORS - 0.0%                 2,021   WW Grainger, Inc.                                           156,102
                                                                                                                      -------------
WIRELESS TELECOMMUNICATION SERVICES - 0.5%              8,087   Alltel Corp.                                                501,394
                                                       65,491   Sprint Nextel Corp.                                       1,241,709
                                                                                                                      -------------
                                                                                                                          1,743,103
                                                                                                                      -------------
                                                                TOTAL COMMON STOCKS (COST - $153,377,885)
                                                                - 85.5%                                                 284,003,857
                                                                                                                      -------------

                                                  BENEFICIAL
                                                   INTEREST     SHORT-TERM SECURITIES
                                                  -----------   ---------------------
                                                  $22,116,104   BlackRock Liquidity Series, LLC                          22,116,104
                                                                Cash Sweep Series, 5.26% (b)(e)
                                                    5,008,750   BlackRock Liquidity Series, LLC                           5,008,750
                                                                                                                      -------------
                                                                Money Market Series, 5.33% (b)(e)(f)
                                                                TOTAL SHORT-TERM SECURITIES
                                                                (COST - $27,124,854) - 8.2%                              27,124,854
                                                                                                                      -------------
                                                                TOTAL INVESTMENTS  (COST - $180,502,739*)  - 93.7%      311,128,711
                                                                OTHER ASSETS LESS LIABILITIES - 6.3%                     21,074,181
                                                                                                                      -------------
                                                                NET ASSETS - 100.0%                                   $ 332,202,892
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $ 188,257,825
                                =============
Gross unrealized appreciation   $ 128,053,411
Gross unrealized depreciation      (5,182,525)
                                -------------
Net unrealized appreciation     $ 122,870,886
                                =============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                         SALE       REALIZED      INTEREST/
AFFILIATE                                             PURCHASE COST      COST      GAIN/LOSS   DIVIDEND INCOME
---------                                             -------------   ----------   ---------   ---------------
BlackRock Liquidity Series, LLC Cash Sweep Series      $12,122,606*           --         --        $313,086
BlackRock Liquidity Series, LLC Money Market Series             --    $8,860,950**       --        $  2,551
Merrill Lynch & Co., Inc.                                       --    $   64,519    $82,487        $  7,518
PNC Financial Services Group, Inc.                     $    95,225    $   51,275    $  (896)       $  3,720

*    Represents net purchase cost.

**   Represents net sale cost.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d)  Security, or a portion of security, is on loan.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK S&P 500 INDEX V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

(e)  Represents the current yield as of March 31, 2007.

(f)  Security was purchased with the cash proceeds from securities loans.

     Financial futures contracts purchased as of March 31, 2007 were as follows:

                                                                                  FACE
-    NUMBER OF CONTRACTS             ISSUE                  EXPIRATION DATE      VALUE      UNREALIZED APPRECIATION
     -------------------   ------------------------------   ---------------   -----------   -----------------------
             63            S&P 500 Financial Future Index       June 2007     $22,089,710          $451,690

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                 INDUSTRY                                HELD      COMMON STOCKS                                    VALUE
-------                 ---------------------------------   -----------   ------------------------------------------   ------------
Australia - 5.1%        Commercial Banks - 1.0%                 174,000   Australia & New Zealand Banking Group Ltd.   $  4,181,271
                        Construction Materials - 0.5%           295,136   Boral Ltd.                                      1,967,669
                        Industrial Conglomerates - 0.8%       1,166,795   CSR Ltd.                                        3,219,227
                        Metals & Mining - 1.9%                   97,898   BHP Billiton Ltd.                               2,367,567
                                                                498,245   Iluka Resources Ltd.                            2,374,438
                                                                143,638   Newcrest Mining Ltd.                            2,764,817
                                                                                                                       ------------
                                                                                                                          7,506,822
                                                                                                                       ------------
                        Real Estate Investment Trusts
                        (REITs) - 0.9%                          980,117   Multiplex Group                                 3,544,770
                                                                          TOTAL COMMON STOCKS IN AUSTRALIA               20,419,759
BELGIUM - 0.7%          Leisure Equipment & Products -
                        0.7%                                    119,770   AGFA-Gevaert NV                                 2,702,301
                                                                          TOTAL COMMON STOCKS IN BELGIUM                  2,702,301
DENMARK - 1.3%          Commercial Banks - 1.3%                 114,949   Danske Bank A/S (f)                             5,347,903
                                                                          TOTAL COMMON STOCKS IN DENMARK                  5,347,903
FINLAND - 1.3%          Electric Utilities - 1.3%               177,162   Fortum Oyj (f)                                  5,166,308
                                                                          TOTAL COMMON STOCKS IN FINLAND                  5,166,308
FRANCE - 11.1%          Automobiles - 1.5%                       52,113   Renault SA                                      6,094,782
                        Commercial Banks - 3.8%                  58,356   BNP Paribas SA                                  6,095,267
                                                                 92,246   Credit Agricole SA                              3,596,977
                                                                 32,614   Societe Generale                                5,636,294
                                                                                                                       ------------
                                                                                                                         15,328,538
                                                                                                                       ------------
                        Electric Utilities - 1.3%                62,791   Electricite de France SA                        5,264,248
                        Insurance - 0.9%                         81,733   AXA SA                                          3,465,456
                        Machinery - 1.2%                         18,325   Vallourec (a)                                   4,689,755
                        Oil, Gas & Consumable Fuels -
                        2.4%                                    135,588   Total SA                                        9,499,981
                                                                          TOTAL COMMON STOCKS IN FRANCE                  44,342,760
GERMANY - 12.7%         Air Freight & Logistics - 1.2%          152,902   Deutsche Post AG                                4,628,380
                        Automobiles - 1.3%                       84,535   Bayerische Motoren Werke AG                     4,987,925
                        Chemicals - 3.4%                         57,015   BASF AG                                         6,419,033
                                                                112,612   Bayer AG                                        7,196,674
                                                                                                                       ------------
                                                                                                                         13,615,707
                                                                                                                       ------------
                        Construction & Engineering - 1.0%        41,317   Hochtief AG                                     4,189,156
                        Industrial Conglomerates - 1.4%          52,409   Siemens AG                                      5,602,223
                        Insurance - 2.7%                         29,353   Allianz AG Registered Shares                    6,027,130
                                                                 27,889   Muenchener Rueckversicherungs AG
                                                                          Registered Shares                               4,716,903
                                                                                                                       ------------
                                                                                                                         10,744,033
                                                                                                                       ------------
                        Multi-Utilities - 1.7%                   64,671   RWE AG                                          6,841,257
                                                                          TOTAL COMMON STOCKS IN GERMANY                 50,608,681
HONG KONG - 0.5%        Real Estate Management &
                        Development - 0.5%                      903,000   New World Development Ltd.                      2,047,886
                                                                          TOTAL COMMON STOCKS IN HONG KONG                2,047,886

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                 INDUSTRY                                HELD      COMMON STOCKS                                    VALUE
-------                 ---------------------------------   -----------   ------------------------------------------   ------------
Ireland - 2.6%          Commercial Banks - 1.2%                 156,949   Allied Irish Banks Plc                       $  4,654,441
                        Construction Materials - 1.4%           131,355   CRH Plc                                         5,609,772
                                                                          TOTAL COMMON STOCKS IN IRELAND                 10,264,213
ITALY - 8.2%            Commercial Banks - 3.2%                 803,809   Banca Intesa SpA                                6,105,422
                                                                690,090   UniCredito Italiano SpA                         6,568,203
                                                                                                                       ------------
                                                                                                                         12,673,625
                                                                                                                       ------------
                        Diversified Telecommunication
                        Services - 2.2%                       1,267,571   Telecom Italia SpA                              3,616,842
                                                              2,077,169   Telecom Italia SpA (RNC)                        5,141,658
                                                                                                                       ------------
                                                                                                                          8,758,500
                                                                                                                       ------------
                        Oil, Gas & Consumable Fuels -
                        2.8%                                    350,105   Eni SpA                                        11,392,829
                                                                          TOTAL COMMON STOCKS IN ITALY                   32,824,954
JAPAN - 18.0%           Automobiles - 4.1%                      115,000   Honda Motor Co., Ltd.                           4,010,947
                                                                434,000   Nissan Motor Co., Ltd.                          4,651,578
                                                                120,000   Toyota Motor Corp.                              7,688,391
                                                                                                                       ------------
                                                                                                                         16,350,916
                                                                                                                       ------------
                        Beverages - 1.6%                        386,600   Asahi Breweries Ltd.                            6,200,560
                        Capital Markets - 1.1%                  392,000   Mitsubishi UFJ Securities Co. (a)               4,477,529
                        Commercial Banks - 2.4%                     277   Mitsubishi UFJ Financial Group, Inc.            3,126,358
                                                                    720   Sumitomo Mitsui Financial Group, Inc.           6,537,678
                                                                                                                       ------------
                                                                                                                          9,664,036
                                                                                                                       ------------
                        Household Durables - 1.3%               339,000   Sekisui House Ltd.                              5,276,018
                        Insurance - 1.4%                        445,000   Sompo Japan Insurance, Inc.                     5,547,395
                        Leisure Equipment & Products -
                        0.6%                                    154,200   Namco Bandai Holdings, Inc.                     2,406,431
                        Metals & Mining - 1.0%                  802,000   Sumitomo Metal Industries Ltd.                  4,144,756
                        Office Electronics - 1.1%                81,600   Canon, Inc.                                     4,383,299
                        Oil, Gas & Consumable Fuels -
                        1.0%                                    452,000   Nippon Mining Holdings, Inc.                    3,900,916
                        Pharmaceuticals - 1.2%                   76,000   Takeda Pharmaceutical Co., Ltd.                 4,985,404
                        Trading Companies & Distributors
                        - 0.8%                                  738,000   Sojitz Corp. (a)                                3,075,000
                        Wireless Telecommunication
                        Services - 0.4%                             213   KDDI Corp.                                      1,700,891
                                                                          TOTAL COMMON STOCKS IN JAPAN                   72,113,151
NETHERLANDS - 1.2%      Metals & Mining - 1.2%                   91,558   Arcelor Mittal                                  4,861,714
                                                                          TOTAL COMMON STOCKS IN THE NETHERLANDS          4,861,714
NORWAY - 2.0%           Industrial Conglomerates - 0.6%          31,766   Orkla ASA                                       2,239,398
                        Oil, Gas & Consumable Fuels -
                        1.4%                                    205,223   Statoil ASA                                     5,587,813
                                                                          TOTAL COMMON STOCKS IN NORWAY                   7,827,211
SINGAPORE - 1.3%        Commercial Banks - 0.7%                 212,000   United Overseas Bank Ltd.                       2,934,449
                        Industrial Conglomerates - 0.6%         193,000   Keppel Corp. Ltd.                               2,417,032
                                                                          TOTAL COMMON STOCKS IN SINGAPORE                5,351,481
SOUTH KOREA - 1.5%      Metals & Mining - 0.5%                    4,910   POSCO                                           2,061,490

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                 INDUSTRY                                HELD      COMMON STOCKS                                    VALUE
-------                 ---------------------------------   -----------   ------------------------------------------   ------------
                        Semiconductors & Semiconductor
                        Equipment - 1.0%                          6,353   Samsung Electronics Co., Ltd.                $  3,801,806
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN SOUTH KOREA              5,863,296
                                                                                                                        -----------
SPAIN - 3.5%            Commercial Banks - 3.5%                 267,574   Banco Bilbao Vizcaya Argentaria SA              6,569,698
                                                                420,668   Banco Santander Central Hispano SA              7,507,614
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN SPAIN                   14,077,312
                                                                                                                        -----------
SWEDEN - 1.2%           Diversified Financial Services -
                        1.2%                                    204,029   Investor AB (f)                                 4,850,320
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN SWEDEN                   4,850,320
                                                                                                                        -----------
SWITZERLAND - 7.1%      Capital Markets - 3.6%                  112,838   Credit Suisse Group                             8,097,332
                                                                109,159   UBS AG                                          6,485,849
                                                                                                                        -----------
                                                                                                                         14,583,181
                                                                                                                       ------------
                        Insurance - 1.6%                         69,074   Swiss Reinsurance Registered Shares             6,309,685
                        Pharmaceuticals - 1.9%                  129,240   Novartis AG Registered Shares                   7,413,100
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN SWITZERLAND             28,305,966
                                                                                                                        -----------
UNITED KINGDOM -
19.3%                   Aerospace & Defense - 1.8%              787,342   BAE Systems Plc                                 7,127,090
                        Commercial Banks - 2.8%                 320,623   Barclays Plc                                    4,549,052
                                                                309,684   HBOS Plc                                        6,380,525
                                                                                                                       ------------
                                                                                                                         10,929,577
                                                                                                                       ------------
                        Food Products - 2.0%                    265,796   Unilever Plc                                    8,007,826
                        Insurance - 2.8%                        291,735   Aviva Plc                                       4,297,059
                                                                495,759   Prudential Plc                                  6,999,765
                                                                                                                       ------------
                                                                                                                         11,296,824
                                                                                                                       ------------
                        Oil, Gas & Consumable Fuels -
                        2.7%                                    325,399   Royal Dutch Shell Plc Class B                  10,828,064
                        Pharmaceuticals - 2.4%                  351,819   GlaxoSmithKline Plc                             9,671,786
                        Specialty Retail - 1.0%                 593,228   Kesa Electricals Plc                            3,957,422
                        Tobacco - 1.5%                          194,609   British American Tobacco Plc                    6,085,241
                        Wireless Telecommunication
                        Services - 2.3%                       3,465,764   Vodafone Group Plc                              9,241,220
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS IN THE UNITED KINGDOM      77,145,050
                                                                                                                        -----------
                                                                          TOTAL COMMON STOCKS (COST - $299,004,061)
                                                                          - 98.6%                                       394,120,266
                                                                                                                        -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                            BENEFICIAL
                                                             INTEREST     OTHER INTERESTS (C)
                                                            -----------   -------------------

                                                                          OTHER INTERESTS (C)
United Kingdom - 0.0%   Electric Utilities - 0.0%           $    54,000   British Energy Plc Deferred Shares (a)       $          0
                                                                                                                       ------------
                                                                          TOTAL OTHER INTERESTS (COST - $0) - 0.0%                0
                                                                                                                       ------------
                                                                          SHORT-TERM SECURITIES

                                                            $ 3,551,884   BlackRock Liquidity Series, LLC Cash Sweep
                                                                          Series, 5.26% (b)(d)                            3,551,884
                                                             14,101,000   BlackRock Liquidity Series, LLC Money
                                                                          Market Series, 5.33% (b)(d)(e)                 14,101,000
                                                                                                                       ------------
                                                                          TOTAL SHORT-TERM SECURITIES
                                                                          (COST - $17,652,884) - 4.4%                    17,652,884
                                                                                                                       ------------
                                                                          TOTAL INVESTMENTS  (COST - $316,656,945*)
                                                                          - 103.0%                                      411,773,150
                                                                          LIABILITIES IN EXCESS OF OTHER ASSETS -
                                                                          (3.0%)                                        (12,181,994)
                                                                                                                       ------------
                                                                          NET ASSETS - 100.0%                          $399,591,156
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $322,199,548
                                ============
Gross unrealized appreciation   $ 92,279,477
Gross unrealized depreciation     (2,705,875)
                                ------------
Net unrealized appreciation     $ 89,573,602
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                          NET       INTEREST
AFFILIATE                                               ACTIVITY     INCOME
---------                                             -----------   -------
BlackRock Liquidity Series, LLC Cash Sweep Series     $   655,373   $33,962
BlackRock Liquidity Series, LLC Money Market Series   $14,101,000        --

(c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(d)  Represents the current yield as of March 31, 2007.

(e)  Security was purchased with the cash proceeds from securities loans.

(f)  Security, or a portion of security, is on loan.

     - For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

     - Forward foreign exchange contracts as of March 31, 2007 were as follows:

FOREIGN CURRENCY                                       SETTLEMENT    UNREALIZED
PURCHASED                                                 DATE      APPRECIATION
----------------                                       ----------   ------------
AUD 526,159                                            April 2007       $350
                                                                        ----
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN
EXCHANGE CONTRACTS - NET (USD COMMITMENT - $425,321)                    $350
                                                                        ====

FOREIGN CURRENCY                                       SETTLEMENT    UNREALIZED
SOLD                                                      DATE      APPRECIATION
----------------                                       ----------   ------------
EUR 180,718                                            April 2007        $89
                                                                         ---
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN
EXCHANGE CONTRACTS - NET (USD COMMITMENT - $241,547)                     $89
                                                                         ===

     -    Currency Abbreviations:

AUD Australian Dollar

EUR Euro

USD U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK LARGE CAP CORE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                           SHARES
INDUSTRY                                    HELD      COMMON STOCKS                                         VALUE
--------                                -----------   -----------------------------------------------   ------------
AEROSPACE & DEFENSE - 1.5%                   25,000   Honeywell International, Inc.                     $  1,151,500
                                             70,000   Lockheed Martin Corp.                                6,791,400
                                                                                                        ------------
                                                                                                           7,942,900
                                                                                                        ------------
AIRLINES - 2.0%                             172,000   AMR Corp. (a)                                        5,237,400
                                            142,000   Continental Airlines, Inc. Class B (a)(d)            5,167,380
                                                                                                        ------------
                                                                                                          10,404,780
                                                                                                        ------------
AUTOMOBILES - 2.0%                          183,000   General Motors Corp.                                 5,607,120
                                             86,000   Harley-Davidson, Inc.                                5,052,500
                                                                                                        ------------
                                                                                                          10,659,620
                                                                                                        ------------
CAPITAL MARKETS - 5.6%                       39,000   The Bear Stearns Cos., Inc.                          5,863,650
                                             40,000   The Goldman Sachs Group, Inc.                        8,265,200
                                             92,000   Lehman Brothers Holdings, Inc.                       6,446,440
                                            110,000   Morgan Stanley                                       8,663,600
                                                                                                        ------------
                                                                                                          29,238,890
                                                                                                        ------------
CHEMICALS - 1.3%                            136,000   E.I. du Pont de Nemours & Co.                        6,722,480
                                                                                                        ------------
COMMERCIAL SERVICES &                        89,000   RR Donnelley & Sons Co.                              3,256,510
                                                                                                        ------------
SUPPLIES - 0.6%
COMMUNICATIONS EQUIPMENT - 3.0%             375,000   Avaya, Inc. (a)                                      4,428,750
                                            432,000   Cisco Systems, Inc. (a)                             11,028,960
                                                                                                        ------------
                                                                                                          15,457,710
                                                                                                        ------------
COMPUTERS & PERIPHERALS - 5.0%              238,000   Hewlett-Packard Co.                                  9,553,320
                                            114,000   International Business Machines Corp.               10,745,640
                                              8,000   Lexmark International, Inc. Class A (a)                467,680
                                            114,000   NCR Corp. (a)                                        5,445,780
                                                                                                        ------------
                                                                                                          26,212,420
                                                                                                        ------------
CONSUMER FINANCE - 0.9%                      99,000   The First Marblehead Corp.                           4,444,110
                                                                                                        ------------
CONTAINERS & PACKAGING - 0.3%                60,000   Packaging Corp. of America                           1,464,000
                                                                                                        ------------
DIVERSIFIED FINANCIAL SERVICES - 5.7%        75,000   Bank of America Corp.                                3,826,500
                                            286,000   Citigroup, Inc.                                     14,683,240
                                            235,000   JPMorgan Chase & Co.                                11,369,300
                                                                                                        ------------
                                                                                                          29,879,040
                                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION                95,000   AT&T Inc.                                            3,745,850
SERVICES - 0.7%
                                                                                                        ------------
ELECTRONIC EQUIPMENT &                      164,000   Agilent Technologies, Inc. (a)                       5,525,160
INSTRUMENTS - 1.1%
                                                                                                        ------------
ENERGY EQUIPMENT & SERVICES - 0.6%           58,000   Tidewater, Inc.                                      3,397,640
                                                                                                        ------------
FOOD & STAPLES RETAILING - 0.3%              42,000   The Kroger Co.                                       1,186,500
                                              6,000   Safeway, Inc.                                          219,840
                                                                                                        ------------
                                                                                                           1,406,340
                                                                                                        ------------
FOOD PRODUCTS - 0.7%                         99,000   Campbell Soup Co.                                    3,856,050
                                                                                                        ------------
HEALTH CARE EQUIPMENT &                      13,000   Zimmer Holdings, Inc. (a)                            1,110,330
SUPPLIES - 0.2%
                                                                                                        ------------
HEALTH CARE PROVIDERS &                     147,000   Aetna, Inc.                                          6,437,130
SERVICES - 9.0%                             105,000   AmerisourceBergen Corp.                              5,538,750
                                             25,000   Cardinal Health, Inc.                                1,823,750
                                             23,000   Coventry Health Care, Inc. (a)                       1,289,150
                                             82,000   Humana, Inc. (a)                                     4,757,640
                                            104,000   McKesson Corp.                                       6,088,160
                                             86,000   Medco Health Solutions, Inc. (a)                     6,237,580

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK LARGE CAP CORE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                           SHARES
INDUSTRY                                    HELD      COMMON STOCKS                                         VALUE
--------                                -----------   -----------------------------------------------   ------------
                                            146,000   UnitedHealth Group, Inc.                          $  7,733,620
                                             90,000   WellPoint, Inc. (a)                                  7,299,000
                                                                                                        ------------
                                                                                                          47,204,780
                                                                                                        ------------
HOTELS, RESTAURANTS & LEISURE - 1.0%        167,000   Brinker International, Inc.                          5,460,900
                                                                                                        ------------
HOUSEHOLD PRODUCTS - 0.5%                    45,000   The Procter & Gamble Co.                             2,842,200
                                                                                                        ------------
IT SERVICES - 1.7%                           16,000   Automatic Data Processing, Inc.                        695,600
                                              4,000   Broadridge Financial Solutions Inc. (a)                 78,800
                                            108,000   Electronic Data Systems Corp.                        2,989,440
                                            140,000   Paychex, Inc. (d)                                    5,301,800
                                                                                                        ------------
                                                                                                           9,065,640
                                                                                                        ------------
INDUSTRIAL CONGLOMERATES - 1.8%             261,000   General Electric Co.                                 9,228,960
                                                                                                        ------------
INSURANCE - 4.8%                            152,000   American International Group, Inc.                  10,217,440
                                             76,000   Prudential Financial, Inc. (d)                       6,859,760
                                             21,000   Safeco Corp.                                         1,395,030
                                            131,000   The Travelers Cos., Inc.                             6,781,870
                                                                                                        ------------
                                                                                                          25,254,100
                                                                                                        ------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%          55,000   Hasbro, Inc.                                         1,574,100
                                                                                                        ------------
MACHINERY - 1.1%                             77,000   Terex Corp. (a)                                      5,525,520
                                                                                                        ------------
MEDIA - 2.9%                                258,000   The DIRECTV Group, Inc. (a)                          5,952,060
                                             21,000   Meredith Corp.                                       1,205,190
                                            236,000   Walt Disney Co. (d)                                  8,125,480
                                                                                                        ------------
                                                                                                          15,282,730
                                                                                                        ------------
METALS & MINING - 3.5%                       99,000   Nucor Corp.                                          6,447,870
                                             77,000   Southern Copper Corp. (d)                            5,517,820
                                             64,000   United States Steel Corp. (d)                        6,346,880
                                                                                                        ------------
                                                                                                          18,312,570
                                                                                                        ------------
MULTILINE RETAIL - 3.7%                      73,000   JC Penney Co., Inc. (d)                              5,997,680
                                             84,000   Kohl's Corp. (a)(d)                                  6,435,240
                                            108,000   Nordstrom, Inc.                                      5,717,520
                                             17,000   Target Corp.                                         1,007,420
                                                                                                        ------------
                                                                                                          19,157,860
                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 10.7%         154,000   Chevron Corp.                                       11,389,840
                                            286,000   Exxon Mobil Corp.                                   21,578,700
                                            111,000   Frontier Oil Corp.                                   3,623,040
                                             69,000   Marathon Oil Corp.                                   6,819,270
                                             55,000   Tesoro Corp.                                         5,523,650
                                            113,000   Valero Energy Corp.                                  7,287,370
                                                                                                        ------------
                                                                                                          56,221,870
                                                                                                        ------------
PERSONAL PRODUCTS - 1.1%                    114,000   The Estee Lauder Cos., Inc. Class A                  5,568,900
                                                                                                        ------------
PHARMACEUTICALS - 5.6%                       26,000   Johnson & Johnson                                    1,566,760
                                            195,000   Merck & Co., Inc.                                    8,613,150
                                            473,000   Pfizer, Inc.                                        11,947,980
                                            276,000   Schering-Plough Corp.                                7,040,760
                                                                                                        ------------
                                                                                                          29,168,650
                                                                                                        ------------
REAL ESTATE MANAGEMENT &                    135,000   CB Richard Ellis Group, Inc. (a)(d)                  4,614,300
DEVELOPMENT - 0.9%
                                                                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 6.8%                            241,000   Altera Corp. (d)                                     4,817,590
                                             78,000   Analog Devices, Inc.                                 2,690,220
                                            353,000   Applied Materials, Inc. (d)                          6,466,960
                                            327,000   Integrated Device Technology, Inc. (a)               5,042,340

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK LARGE CAP CORE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                           SHARES
INDUSTRY                                    HELD      COMMON STOCKS                                         VALUE
--------                                -----------   -----------------------------------------------   ------------
                                            106,000   KLA-Tencor Corp. (d)                              $  5,651,920
                                             21,000   Novellus Systems, Inc. (a)                             672,420
                                            179,000   Nvidia Corp. (a)(d)                                  5,151,620
                                            321,000   Teradyne, Inc. (a)(d)                                5,309,340
                                                                                                        ------------
                                                                                                          35,802,410
                                                                                                        ------------
SOFTWARE - 6.9%                             329,000   BEA Systems, Inc. (a)                                3,813,110
                                            161,000   Intuit, Inc. (a)                                     4,404,960
                                            179,000   McAfee, Inc. (a)                                     5,205,320
                                            514,000   Microsoft Corp.                                     14,325,180
                                            453,000   Oracle Corp. (a)(d)                                  8,212,890
                                                                                                        ------------
                                                                                                          35,961,460
                                                                                                        ------------
SPECIALTY RETAIL - 3.9%                      70,000   Abercrombie & Fitch Co. Class A (d)                  5,297,600
                                            175,500   American Eagle Outfitters, Inc. (d)                  5,263,245
                                             39,000   AutoZone, Inc. (a)                                   4,997,460
                                             86,000   Dick's Sporting Goods, Inc. (a)(d)                   5,010,360
                                                                                                        ------------
                                                                                                          20,568,665
                                                                                                        ------------
TEXTILES, APPAREL & LUXURY                  124,000   Coach, Inc. (a)(d)                                   6,206,200
GOODS - 1.2%
                                                                                                        ------------
TOBACCO - 1.0%                               18,000   Altria Group, Inc.                                   1,580,580
                                             64,000   UST, Inc. (d)                                        3,710,720
                                                                                                        ------------
                                                                                                           5,291,300
                                                                                                        ------------
                                                      TOTAL COMMON STOCKS
                                                      (COST - $446,157,831) - 99.9%                      523,036,945
                                                                                                        ------------

                                         BENEFICIAL
                                          INTEREST    SHORT-TERM SECURITIES
                                        -----------   -----------------------------------------------
                                        $   318,266   BlackRock Liquidity Series, LLC                       318,266
                                                      Cash Sweep Series, 5.26% (b)(e)
                                         89,402,850   BlackRock Liquidity Series, LLC                     89,402,850
                                                      Money Market Series, 5.33% (b)(c)(e)
                                                                                                        ------------
                                                      TOTAL SHORT-TERM SECURITIES
                                                      (COST - $89,721,116) - 17.1%                        89,721,116
                                                                                                        ------------
                                                      TOTAL INVESTMENTS
                                                      (COST - $535,878,947*) - 117.0%                    612,758,061
                                                      LIABILITIES IN EXCESS OF OTHER ASSETS - (17.0%)    (88,920,047)
                                                                                                        ------------
                                                      NET ASSETS - 100.0%                               $523,838,014
                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $538,813,936
                                ============
Gross unrealized appreciation   $ 84,673,326
Gross unrealized depreciation    (10,729,201)
                                ------------
Net unrealized appreciation     $ 73,944,125
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                          NET       INTEREST
AFFILIATE                                               ACTIVITY     INCOME
---------                                             -----------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series     $   (45,055)   $ 5,249
BlackRock Liquidity Series, LLC Money Market Series   $36,998,250    $19,053

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK LARGE CAP CORE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security, or a portion of security, is on loan.

(e)  Represents the current yield as of March 31, 2007.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                        VALUE
--------                                          ----------   ----------------------------------------------   -------------
Aerospace & Defense - 2.4%                            22,000   Honeywell International, Inc.                    $   1,013,320
                                                      34,000   Lockheed Martin Corp.                                3,298,680
                                                      13,000   Northrop Grumman Corp.                                 964,860
                                                                                                                -------------
                                                                                                                    5,276,860
                                                                                                                -------------
AIRLINES - 2.0%                                       74,000   AMR Corp. (a)                                        2,253,300
                                                      61,000   Continental Airlines, Inc. Class B (a)               2,219,790
                                                                                                                -------------
                                                                                                                    4,473,090
                                                                                                                -------------
AUTOMOBILES - 1.0%                                    39,000   Harley-Davidson, Inc.                                2,291,250
                                                                                                                -------------
CAPITAL MARKETS - 4.1%                                20,000   The Goldman Sachs Group, Inc.                        4,132,600
                                                      32,000   Lehman Brothers Holdings, Inc.                       2,242,240
                                                      33,000   Morgan Stanley                                       2,599,080
                                                                                                                -------------
                                                                                                                    8,973,920
                                                                                                                -------------
CHEMICALS - 1.2%                                      52,000   E.I. du Pont de Nemours & Co.                        2,570,360
                                                                                                                -------------
COMMERCIAL SERVICES & SUPPLIES - 1.0%                 33,000   Avery Dennison Corp.                                 2,120,580
                                                                                                                -------------
COMMUNICATIONS EQUIPMENT - 4.0%                      156,000   Avaya, Inc. (a)                                      1,842,360
                                                     272,000   Cisco Systems, Inc. (a)                              6,944,160
                                                                                                                -------------
                                                                                                                    8,786,520
                                                                                                                -------------
COMPUTERS & PERIPHERALS - 7.9%                       109,000   Hewlett-Packard Co.                                  4,375,260
                                                      68,000   International Business Machines Corp.                6,409,680
                                                      39,000   Lexmark International, Inc. Class A (a)              2,279,940
                                                      46,000   NCR Corp. (a)                                        2,197,420
                                                     356,000   Sun Microsystems, Inc. (a)                           2,139,560
                                                                                                                -------------
                                                                                                                   17,401,860
                                                                                                                -------------
CONSTRUCTION & ENGINEERING - 0.4%                     32,000   Quanta Services, Inc. (a)                              807,040
                                                                                                                -------------
CONSUMER FINANCE - 0.8%                               40,000   The First Marblehead Corp.                           1,795,600
                                                                                                                -------------
CONTAINERS & PACKAGING - 1.5%                         45,000   Packaging Corp. of America                           1,098,000
                                                      65,000   Pactiv Corp. (a)                                     2,193,100
                                                                                                                -------------
                                                                                                                    3,291,100
                                                                                                                -------------
DIVERSIFIED CONSUMER SERVICES - 1.0%                  28,000   ITT Educational Services, Inc. (a)                   2,281,720
                                                                                                                -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%             69,000   Agilent Technologies, Inc. (a)                       2,324,610
                                                                                                                -------------
FOOD & STAPLES RETAILING - 1.1%                       84,000   The Kroger Co.                                       2,373,000
                                                                                                                -------------
FOOD PRODUCTS - 2.2%                                  56,000   Campbell Soup Co.                                    2,181,200
                                                      54,000   HJ Heinz Co.                                         2,544,480
                                                                                                                -------------
                                                                                                                    4,725,680
                                                                                                                -------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%               33,000   Zimmer Holdings, Inc. (a)                            2,818,530
                                                                                                                -------------
HEALTH CARE PROVIDERS & SERVICES - 12.3%              56,000   Aetna, Inc.                                          2,452,240
                                                      45,000   AmerisourceBergen Corp.                              2,373,750
                                                      40,000   Cardinal Health, Inc.                                2,918,000
                                                      46,000   Coventry Health Care, Inc. (a)                       2,578,300
                                                      38,000   Humana, Inc. (a)                                     2,204,760
                                                      29,000   Laboratory Corp. of America Holdings (a)             2,106,270
                                                      41,000   McKesson Corp.                                       2,400,140
                                                      38,000   Medco Health Solutions, Inc. (a)                     2,756,140
                                                      82,000   UnitedHealth Group, Inc.                             4,343,540
                                                      34,000   WellPoint, Inc. (a)                                  2,757,400
                                                                                                                -------------
                                                                                                                   26,890,540
                                                                                                                -------------
HOTELS, RESTAURANTS & LEISURE - 1.0%                  68,000   Brinker International, Inc.                          2,223,600
                                                                                                                -------------
IT SERVICES - 3.0%                                    40,000   Ceridian Corp. (a)                                   1,393,600
                                                      87,000   Electronic Data Systems Corp.                        2,408,160

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                        VALUE
--------                                          ----------   ----------------------------------------------   -------------
                                                       7,000   Fiserv, Inc. (a)                                 $     371,420
                                                      61,000   Paychex, Inc. (d)                                    2,310,070
                                                                                                                -------------
                                                                                                                    6,483,250
                                                                                                                -------------
INDUSTRIAL CONGLOMERATES - 0.6%                       39,000   General Electric Co.                                 1,379,040
                                                                                                                -------------
INSURANCE - 3.2%                                      42,000   American International Group, Inc.                   2,823,240
                                                      26,000   Prudential Financial, Inc.                           2,346,760
                                                      56,000   W.R. Berkley Corp.                                   1,854,720
                                                                                                                -------------
                                                                                                                    7,024,720
                                                                                                                -------------
LIFE SCIENCES TOOLS & SERVICES - 1.1%                 40,000   Waters Corp. (a)                                     2,320,000
                                                                                                                -------------
MACHINERY - 3.2%                                      16,000   Cummins, Inc.                                        2,315,520
                                                      39,000   Manitowoc Co.                                        2,477,670
                                                                                                                -------------
                                                      32,000   Terex Corp. (a)                                      2,296,320
                                                                                                                -------------
                                                                                                                    7,089,510
MEDIA - 2.7%                                         123,000   The DIRECTV Group, Inc. (a)                          2,837,610
                                                      91,000   Walt Disney Co.                                      3,133,130
                                                                                                                -------------
                                                                                                                    5,970,740
                                                                                                                -------------
METALS & MINING - 2.1%                                36,000   Nucor Corp.                                          2,344,680
                                                      32,000   Southern Copper Corp. (d)                            2,293,120
                                                                                                                -------------
                                                                                                                    4,637,800
                                                                                                                -------------
MULTILINE RETAIL - 4.0%                               36,000   JC Penney Co., Inc.                                  2,957,760
                                                      40,000   Kohl's Corp. (a)                                     3,064,400
                                                      50,000   Nordstrom, Inc.                                      2,647,000
                                                                                                                -------------
                                                                                                                    8,669,160
                                                                                                                -------------
OIL, GAS & CONSUMABLE FUELS - 3.3%                    41,000   Exxon Mobil Corp.                                    3,093,450
                                                      56,000   Frontier Oil Corp.                                   1,827,840
                                                      23,000   Tesoro Corp.                                         2,309,890
                                                                                                                -------------
                                                                                                                    7,231,180
                                                                                                                -------------
PERSONAL PRODUCTS - 1.1%                              49,000   The Estee Lauder Cos., Inc. Class A                  2,393,650
                                                                                                                -------------
PHARMACEUTICALS - 4.0%                                10,000   Johnson & Johnson                                      602,600
                                                      63,000   Merck & Co., Inc.                                    2,782,710
                                                      67,000   Pfizer, Inc.                                         1,692,420
                                                     141,000   Schering-Plough Corp.                                3,596,910
                                                                                                                -------------
                                                                                                                    8,674,640
                                                                                                                -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%           64,000   CB Richard Ellis Group, Inc. (a)                     2,187,520
                                                                                                                -------------
SEMICONDUCTORS & SEMICONDUCTOR                       108,000   Altera Corp. (d)                                     2,158,920
EQUIPMENT - 6.5%                                      70,000   Analog Devices, Inc.                                 2,414,300
                                                     167,000   Applied Materials, Inc.                              3,059,440
                                                     139,000   Integrated Device Technology, Inc. (a)               2,143,380
                                                       2,000   Novellus Systems, Inc. (a)                              64,040
                                                      79,000   Nvidia Corp. (a)                                     2,273,620
                                                      81,000   Xilinx, Inc. (d)                                     2,084,130
                                                                                                                -------------
                                                                                                                   14,197,830
                                                                                                                -------------
SOFTWARE - 11.4%                                     131,000   BEA Systems, Inc. (a)                                1,518,290
                                                      29,000   Cadence Design Systems, Inc. (a)                       610,740
                                                     233,000   Compuware Corp. (a)                                  2,211,170
                                                      72,000   Intuit, Inc. (a)                                     1,969,920
                                                      71,000   McAfee, Inc. (a)                                     2,064,680
                                                     353,000   Microsoft Corp.                                      9,838,110
                                                     250,000   Oracle Corp. (a)                                     4,532,500

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                        VALUE
--------                                          ----------   ----------------------------------------------   -------------
                                                      88,000   Synopsys, Inc. (a)                               $   2,308,240
                                                                                                                -------------
                                                                                                                   25,053,650
                                                                                                                -------------
SPECIALTY RETAIL - 4.2%                               30,000   Abercrombie & Fitch Co. Class A                      2,270,400
                                                      75,000   American Eagle Outfitters, Inc.                      2,249,250
                                                      19,000   AutoZone, Inc. (a)                                   2,434,660
                                                      40,000   Dick's Sporting Goods, Inc. (a)                      2,330,400
                                                                                                                -------------
                                                                                                                    9,284,710
                                                                                                                -------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%               57,000   Coach, Inc. (a)                                      2,852,850
                                                                                                                -------------
TOBACCO - 1.0%                                        38,000   UST, Inc. (d)                                        2,203,240
                                                                                                                -------------
                                                               TOTAL COMMON STOCKS
                                                               (COST - $190,199,334) - 100.0%                     219,079,350
                                                                                                                -------------



                                                  BENEFICIAL
                                                   INTEREST    SHORT-TERM SECURITIES
                                                  ----------   ----------------------------------------------
                                                 $    41,395   BlackRock Liquidity Series, LLC Cash Sweep
                                                               Series, 5.26% (b)(e)                                    41,395
                                                  10,919,150   BlackRock Liquidity Series, LLC Money Market
                                                               Series, 5.33% (b)(c)(e)                             10,919,150
                                                                                                                -------------
                                                               TOTAL SHORT-TERM SECURITIES
                                                               (COST - $10,960,545) - 5.0%                        10,960,545
                                                                                                                -------------
                                                               TOTAL INVESTMENTS
                                                               (COST - $201,159,879*) - 105.0%                    230,039,895
                                                               LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0%)     (10,952,002)
                                                                                                                -------------
                                                               NET ASSETS - 100.0%                              $ 219,087,893
                                                                                                                =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $201,374,207
                                ===========
Gross unrealized appreciation   $ 30,690,067
Gross unrealized depreciation     (2,024,379)
                                ------------
Net unrealized appreciation     $ 28,665,688
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                        NET       INTEREST
AFFILIATE                                             ACTIVITY     INCOME
---------                                             ---------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series     $  41,395   $1,082
BlackRock Liquidity Series, LLC Money Market Series   $(631,400)  $3,359

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security, or a portion of security, is on loan.

(e)  Represents the current yield as of March 31, 2007.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                        VALUE
--------                                          ----------   -------------                                    -------------
AEROSPACE & DEFENSE - 5.4%                            64,000   Honeywell International, Inc.                    $   2,947,840
                                                      16,000   L-3 Communications Holdings, Inc.                    1,399,520
                                                      24,000   Lockheed Martin Corp.                                2,328,480
                                                      43,000   Northrop Grumman Corp.                               3,191,460
                                                      53,000   Raytheon Co.                                         2,780,380
                                                                                                                -------------
                                                                                                                   12,647,680
                                                                                                                -------------
AIRLINES - 1.0%                                       74,000   AMR Corp. (a)                                        2,253,300
                                                                                                                -------------
AUTO COMPONENTS - 1.1%                                80,000   The Goodyear Tire & Rubber Co. (a)                   2,495,200
                                                                                                                -------------
AUTOMOBILES - 1.2%                                    89,000   General Motors Corp. (b)                             2,726,960
                                                                                                                -------------
CAPITAL MARKETS - 6.1%                                19,000   The Bear Stearns Cos., Inc.                          2,856,650
                                                      15,000   The Goldman Sachs Group, Inc.                        3,099,450
                                                      47,000   Lehman Brothers Holdings, Inc.                       3,293,290
                                                      62,000   Morgan Stanley                                       4,883,120
                                                                                                                -------------
                                                                                                                   14,132,510
                                                                                                                -------------
CHEMICALS - 2.9%                                      81,000   The Dow Chemical Co.                                 3,714,660
                                                       9,000   E.I. du Pont de Nemours & Co.                          444,870
                                                      87,000   Lyondell Chemical Co.                                2,607,390
                                                                                                                -------------
                                                                                                                    6,766,920
                                                                                                                -------------
COMMUNICATIONS EQUIPMENT - 0.1%                       28,000   Avaya, Inc. (a)                                        330,680
COMPUTERS & PERIPHERALS - 5.1%                         2,000   Diebold, Inc.                                           95,420
                                                      95,000   Hewlett-Packard Co.                                  3,813,300
                                                      29,000   International Business Machines Corp.                2,733,540
                                                      48,000   NCR Corp. (a)                                        2,292,960
                                                     476,000   Sun Microsystems, Inc. (a)                           2,860,760
                                                                                                                -------------
                                                                                                                   11,795,980
                                                                                                                -------------
DIVERSIFIED FINANCIAL                                 62,000   Bank of America Corp.                                3,163,240
SERVICES - 9.3%                                      206,000   Citigroup, Inc.                                     10,576,040
                                                     163,000   JPMorgan Chase & Co.                                 7,885,940
                                                                                                                -------------
                                                                                                                   21,625,220
                                                                                                                -------------
DIVERSIFIED TELECOMMUNICATION                         86,000   AT&T, Inc.                                           3,390,980
SERVICES - 2.7%                                      328,000   Qwest Communications International, Inc. (a)(b)      2,948,720
                                                                                                                -------------
                                                                                                                    6,339,700
                                                                                                                -------------
ELECTRONIC EQUIPMENT &                                64,000   Agilent Technologies, Inc. (a)                       2,156,160
                                                                                                                -------------
INSTRUMENTS - 0.9%
ENERGY EQUIPMENT & SERVICES - 1.0%                    41,000   Tidewater, Inc.                                      2,401,780
                                                                                                                -------------
FOOD & STAPLES RETAILING - 2.0%                      112,000   The Kroger Co.                                       3,164,000
                                                      44,000   Safeway, Inc.                                        1,612,160
                                                                                                                -------------
                                                                                                                    4,776,160
                                                                                                                -------------
FOOD PRODUCTS - 3.2%                                  57,000   Campbell Soup Co.                                    2,220,150
                                                     104,000   ConAgra Foods, Inc.                                  2,590,640
                                                      55,000   H.J. Heinz Co.                                       2,591,600
                                                                                                                -------------
                                                                                                                    7,402,390
                                                                                                                -------------
HEALTH CARE PROVIDERS &                               51,000   AmerisourceBergen Corp.                              2,690,250
SERVICES - 6.7%                                       32,000   Cardinal Health, Inc.                                2,334,400
                                                      36,000   Humana, Inc. (a)                                     2,088,720
                                                      45,000   McKesson Corp.                                       2,634,300
                                                      37,000   Medco Health Solutions, Inc. (a)                     2,683,610
                                                      40,000   WellPoint, Inc. (a)                                  3,244,000
                                                                                                                -------------
                                                                                                                   15,675,280
                                                                                                                -------------
HOUSEHOLD PRODUCTS - 0.4%                             15,000   The Procter & Gamble Co.                               947,400
                                                                                                                -------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                        VALUE
--------                                          ----------   -------------                                    -------------
IT SERVICES - 2.3%                                    72,000   Ceridian Corp. (a)                               $   2,508,480
                                                      95,000   Electronic Data Systems Corp.                        2,629,600
                                                      29,000   Unisys Corp. (a)                                       244,470
                                                                                                                -------------
                                                                                                                    5,382,550
                                                                                                                -------------
INDUSTRIAL CONGLOMERATES - 0.9%                       57,000   General Electric Co.                                 2,015,520
INSURANCE - 8.7%                                      29,000   AMBAC Financial Group, Inc.                          2,505,310
                                                      97,000   American International Group, Inc.                   6,520,340
                                                      19,000   MetLife, Inc.                                        1,199,850
                                                      24,000   Nationwide Financial Services, Inc. Class A          1,292,640
                                                      40,000   Prudential Financial, Inc.                           3,610,400
                                                       1,000   Safeco Corp.                                            66,430
                                                      68,000   The Travelers Cos., Inc.                             3,520,360
                                                      48,000   W.R. Berkley Corp.                                   1,589,760
                                                                                                                -------------
                                                                                                                   20,305,090
                                                                                                                -------------
LIFE SCIENCES TOOLS & SERVICES - 0.8%                 61,000   Applera Corp. - Applied Biosystems Group             1,803,770
                                                                                                                -------------
MACHINERY - 2.9%                                      16,000   Cummins, Inc.                                        2,315,520
                                                      36,000   SPX Corp.                                            2,527,200
                                                      27,000   Terex Corp. (a)                                      1,937,520
                                                                                                                -------------
                                                                                                                    6,780,240
                                                                                                                -------------
MEDIA - 1.7%                                         112,000   Walt Disney Co.                                      3,856,160
METALS & MINING - 2.7%                                49,000   Nucor Corp.                                          3,191,370
                                                      30,000   United States Steel Corp.                            2,975,100
                                                                                                                -------------
                                                                                                                    6,166,470
                                                                                                                -------------
MULTILINE RETAIL - 2.4%                               22,000   Dollar Tree Stores, Inc. (a)                           841,280
                                                      30,000   JC Penney Co., Inc.                                  2,464,800
                                                      42,000   Nordstrom, Inc.                                      2,223,480
                                                                                                                -------------
                                                                                                                    5,529,560
                                                                                                                -------------
OIL, GAS & CONSUMABLE                                105,000   Chevron Corp.                                        7,765,800
FUELS - 14.4%                                        210,000   Exxon Mobil Corp.                                   15,844,500
                                                      36,000   Marathon Oil Corp.                                   3,557,880
                                                      25,000   Tesoro Corp.                                         2,510,750
                                                      57,000   Valero Energy Corp.                                  3,675,930
                                                                                                                -------------
                                                                                                                   33,354,860
                                                                                                                -------------
PAPER & FOREST PRODUCTS - 1.2%                        75,000   International Paper Co.                              2,730,000
PHARMACEUTICALS - 5.5%                                99,000   Merck & Co., Inc.                                    4,372,830
                                                     332,000   Pfizer, Inc.                                         8,386,320
                                                                                                                -------------
                                                                                                                   12,759,150
                                                                                                                -------------
SEMICONDUCTORS & SEMICONDUCTOR                        45,000   KLA-Tencor Corp.                                     2,399,400
EQUIPMENT - 2.0%                                     139,000   Teradyne, Inc. (a)                                   2,299,060
                                                                                                                -------------
                                                                                                                    4,698,460
                                                                                                                -------------
SOFTWARE - 2.8%                                       67,000   BMC Software, Inc. (a)                               2,062,930
                                                      48,000   Cadence Design Systems, Inc. (a)                     1,010,880
                                                     249,000   Compuware Corp. (a)                                  2,363,010
                                                      79,000   Novell, Inc. (a)                                       570,380
                                                      20,000   Synopsys, Inc. (a)                                     524,600
                                                                                                                -------------
                                                                                                                    6,531,800
                                                                                                                -------------
THRIFTS & MORTGAGE                                    39,000   MGIC Investment Corp.                                2,297,880
FINANCE - 2.0%                                        51,000   The PMI Group, Inc.                                  2,306,220
                                                                                                                -------------
                                                                                                                    4,604,100
                                                                                                                -------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                        VALUE
--------                                          ----------   -------------                                    -------------

TOBACCO - 0.4%                                        16,000   UST, Inc.                                        $     927,680
                                                                                                                -------------
                                                               TOTAL COMMON STOCKS
                                                               (COST - $183,084,990) - 99.8%                      231,918,730
                                                                                                                -------------

                                                  BENEFICIAL
                                                   INTEREST    SHORT-TERM SECURITIES

                                                  $  180,291   BlackRock Liquidity Series, LLC
                                                               Cash Sweep Series, 5.26% (c)(d)                        180,291
                                                   5,409,800   BlackRock Liquidity Series, LLC
                                                               Money Market Series, 5.33% (c)(d)(e)                 5,409,800
                                                                                                                -------------
                                                               TOTAL SHORT-TERM SECURITIES
                                                               (COST - $5,590,091) - 2.4%                           5,590,091
                                                                                                                -------------
                                                               TOTAL INVESTMENTS
                                                               (COST - $188,675,081*) - 102.2%                    237,508,821
                                                               LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2%)      (5,183,339)
                                                                                                                -------------
                                                               NET ASSETS - 100.0%                              $ 2324825,482
                                                                                                                =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $188,944,169
                                ============
Gross unrealized appreciation   $ 49,811,920
Gross unrealized depreciation     (1,247,268)
                                ------------
Net unrealized appreciation     $ 48,564,652
                                ============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                                             NET ACTIVITY   INTEREST INCOME
---------                                             ------------   ---------------
BlackRock Liquidity Series, LLC Cash Sweep Series     $   (58,666)        $  430
BlackRock Liquidity Series, LLC Money Market Series   $(2,923,555)        $2,441

(d)  Represents the current yield as of March 31, 2007.

(e)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                 INDUSTRY                                HELD      COMMON STOCKS                                    VALUE
-------                 ---------------------------------   -----------   ------------------------------------------   ------------
BRAZIL - 1.9%           Diversified Telecommunication
                        Services - 0.0%                           1,900   GVT Holding SA (b)                           $     21,948
                                                                                                                       ------------
                        Electric Utilities - 0.9%                 8,100   CPFL Energia SA (a)                               342,630
                                                                 11,000   EDP - Energias do Brasil SA                       161,239
                                                                                                                       ------------
                                                                                                                            503,869
                                                                                                                       ------------
                        Independent Power Producers &
                        Energy Traders - 0.5%                20,000,000   Cia Energetica de Sao Paulo
                                                                          (Preference Shares) (b)                           271,805
                        Water Utilities - 0.5%                  900,000   Cia de Saneamento Basico do Estado
                                                                          de Sao Paulo                                      120,783
                                                                 11,000   Companhia de Saneamento de Minas Gerais           140,950
                                                                                                                       ------------
                                                                                                                            261,733
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN BRAZIL                   1,059,355
                                                                                                                       ------------
CANADA - 1.6%           Diversified Telecommunication
                        Services - 0.8%                          10,500   Manitoba Telecom Services, Inc.                   423,820
                                                                                                                       ------------
                        Wireless Telecommunication Services
                        - 0.8%                                   14,000   Rogers Communications, Inc. Class B               458,640
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN CANADA                     882,460
                                                                                                                       ------------
FINLAND - 1.4%          Diversified Telecommunication
                        Services - 0.4%                           9,000   Elisa Corp.                                       260,770
                                                                                                                       ------------
                        Electric Utilities - 1.0%                18,500   Fortum Oyj                                        539,488
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN FINLAND                    800,258
                                                                                                                       ------------
FRANCE - 3.4%           Diversified Telecommunication
                        Services - 0.8%                          10,500   France Telecom SA                                 277,301
                                                                  5,000   Neuf Cegetel                                      187,085
                                                                                                                       ------------
                                                                                                                            464,386
                                                                                                                       ------------
                        Electric Utilities - 0.7%                 5,000   Electricite de France                             419,188
                                                                                                                       ------------
                        Multi-Utilities - 1.9%                   11,200   Suez SA                                           590,678
                                                                  6,400   Veolia Environnement                              475,860
                                                                                                                       ------------
                                                                                                                          1,066,538
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN FRANCE                   1,950,112
GERMANY - 2.0%          Electric Utilities - 1.5%                 6,300   E.ON AG                                           856,562
                                                                                                                       ------------
                        Multi-Utilities - 0.5%                    2,700   RWE AG                                            285,621
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN GERMANY                  1,142,183
                                                                                                                       ------------
GREECE - 0.5%           Diversified Telecommunication                     Hellenic Telecommunications                       259,902
                        Services - 0.5%                           9,500   Organization SA (b)
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN GREECE                     259,902
                                                                                                                       ------------
ITALY - 0.3%            Electric Utilities -
                        0.3%                                     14,000   Enel SpA                                          149,802
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN ITALY                      149,802
                                                                                                                       ------------
LUXEMBOURG - 0.5%       Wireless Telecommunication Services
                        - 0.5%                                    3,500   Millicom International Cellular SA (b)            274,260
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN LUXEMBOURG                 274,260
                                                                                                                       ------------
MEXICO - 1.2%           Wireless Telecommunication Services
                        - 1.2%                                   14,200   America Movil, SA de CV (a)                       678,618
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN MEXICO                     678,618
                                                                                                                       ------------
NORWAY - 0.7%           Diversified Telecommunication
                        Services - 0.7%                          22,500   Telenor ASA                                       399,783
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN NORWAY                     399,783
                                                                                                                       ------------
SPAIN - 2.8%            Diversified Telecommunication
                        Services - 1.1%                          27,188   Telefonica SA                                     599,263
                                                                                                                       ------------
                        Electric Utilities - 1.4%                 5,500   Endesa SA                                         297,412
                                                                 10,900   Iberdrola SA                                      515,303
                                                                                                                       ------------
                                                                                                                            812,715
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                 INDUSTRY                                HELD      COMMON STOCKS                                    VALUE
-------                 ---------------------------------   -----------   ------------------------------------------   ------------
                        Electrical Equipment - 0.3%               5,000   Gamesa Corp. Tecnologica SA                  $    181,007
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN SPAIN                    1,592,985
                                                                                                                       ------------
UNITED KINGDOM - 5.2%   Diversified Telecommunication
                        Services - 0.4%                          38,400   BT Group Plc                                      229,530
                                                                                                                       ------------
                        Electric Utilities - 0.8%                14,200   Scottish & Southern Energy Plc                    430,608
                                                                                                                       ------------
                        Independent Power Producers &
                        Energy Traders - 0.9%                    67,800   International Power Plc                           529,010
                                                                                                                       ------------
                        Multi-Utilities - 1.3%                   45,400   Centrica Plc                                      345,300
                                                                 23,938   National Grid Plc                                 375,673
                                                                                                                            720,973
                        Water Utilities - 0.4%                   35,000   Northumbrian Water Group Plc                      213,511
                                                                                                                       ------------
                        Wireless Telecommunication
                        Services - 1.4%                          29,537   Vodafone Group Plc (a)                            793,364
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN THE UNITED
                                                                          KINGDOM                                         2,916,996
                                                                                                                       ------------
UNITED STATES - 76.3%   Construction & Engineering -
                        0.4%                                      8,000   InfraSource Services, Inc. (b)                    244,240

                        Diversified Telecommunication
                        Services - 11.7%                         79,147   AT&T Inc.                                       3,120,766
                                                                 27,600   Citizens Communications Co.                       412,620
                                                                  3,500   Embarq Corp.                                      197,225
                                                                 81,300   Level 3 Communications, Inc. (b)                  495,930
                                                                          Qwest Communications International                386,570
                                                                 43,000   Inc. (b)
                                                                 29,700   Time Warner Telecom, Inc. Class A (b)             616,869
                                                                 30,000   Verizon Communications, Inc.                    1,137,600
                                                                 13,555   Windstream Corp.                                  199,123
                                                                                                                       ------------
                                                                                                                          6,566,703
                                                                                                                       ------------
                        Electric Utilities -
                        27.3%                                    13,500   Allegheny Energy, Inc. (b)                        663,390
                                                                 12,700   American Electric Power Co., Inc.                 619,125
                                                                 25,700   DPL, Inc.                                         799,013
                                                                 47,143   Duke Energy Corp.                                 956,532
                                                                 23,600   Edison International                            1,159,468
                                                                 18,000   Entergy Corp.                                   1,888,560
                                                                 26,600   Exelon Corp.                                    1,827,686
                                                                 22,000   FPL Group, Inc.                                 1,345,740
                                                                 18,000   FirstEnergy Corp.                               1,192,320
                                                                 17,000   ITC Holdings Corp.                                735,930
                                                                 25,300   Mirant Corp. (b)                                1,023,638
                                                                 12,300   Northeast Utilities Inc.                          403,071
                                                                 35,700   PPL Corp.                                       1,460,130
                                                                 10,500   Pepco Holdings, Inc.                              304,710
                                                                  9,500   Progress Energy, Inc.                             479,180
                                                                 14,900   The Southern Co.                                  546,085
                                                                                                                       ------------
                                                                                                                         15,404,578
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                 INDUSTRY                                HELD      COMMON STOCKS                                    VALUE
-------                 ---------------------------------   -----------   ------------------------------------------   ------------
                        Energy Equipment & Services -
                        0.7%                                      5,000   Grant Prideco, Inc. (b)                      $    249,200
                                                                  1,500   Transocean, Inc. (b)                              122,550
                                                                                                                            371,750
                        Gas Utilities - 4.2%                      8,000   Energen Corp.                                     407,120
                                                                  8,500   Equitable Resources, Inc.                         410,720
                                                                  4,700   New Jersey Resources Corp.                        235,235
                                                                  7,400   Questar Corp.                                     660,154
                                                                 13,521   Spectra Energy Corp.                              355,197
                                                                 10,800   UGI Corp.                                         288,468
                                                                                                                       ------------
                                                                                                                          2,356,894
                                                                                                                       ------------
                        Independent Power Producers &
                        Energy Traders - 9.8%                    18,400   The AES Corp. (b)                                 395,968
                                                                 18,800   Constellation Energy Group, Inc.                1,634,660
                                                                 34,117   Dynegy, Inc. Class A (b)                          315,923
                                                                 24,200   NRG Energy, Inc. (b)                            1,743,368
                                                                  8,700   Ormat Technologies, Inc.                          365,052
                                                                 16,600   TXU Corp.                                       1,064,060
                                                                                                                       ------------
                                                                                                                          5,519,031
                                                                                                                       ------------
                        Media - 1.6%                             18,900   Comcast Corp. Special Class A (b)                 481,383
                                                                  5,000   EchoStar Communications Corp. Class
                                                                          A (b)                                             217,150
                                                                  9,000   Virgin Media, Inc.                                227,250
                                                                                                                       ------------
                                                                                                                            925,783
                                                                                                                       ------------
                        Multi-Utilities - 10.7%                  46,200   CMS Energy Corp.                                  822,360
                                                                  6,400   DTE Energy Co.                                    306,560
                                                                 12,000   Dominion Resources, Inc.                        1,065,240
                                                                  7,200   MDU Resources Group, Inc.                         206,928
                                                                 14,600   NSTAR                                             512,752
                                                                 18,800   PG&E Corp.                                        907,476
                                                                 14,200   Public Service Enterprise Group, Inc.           1,179,168
                                                                  6,600   Sempra Energy                                     402,666
                                                                  6,400   Wisconsin Energy Corp.                            310,528
                                                                 12,300   Xcel Energy, Inc.                                 303,687
                                                                                                                       ------------
                                                                                                                          6,017,365
                                                                                                                       ------------
                        Oil, Gas & Consumable Fuels -
                        3.6%                                      4,500   Devon Energy Corp.                                311,490
                                                                  5,300   EOG Resources, Inc.                               378,102
                                                                  4,500   Holly Corp.                                       266,850
                                                                  6,500   Range Resources Corp.                             217,100
                                                                  7,600   Southwestern Energy Co. (b)                       311,448
                                                                 20,100   Williams Cos., Inc.                               572,046
                                                                                                                       ------------
                                                                                                                          2,057,036
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                               SHARES
COUNTRY                             INDUSTRY                    HELD                    COMMON STOCKS                      VALUE
-------                 ---------------------------------   -----------   ------------------------------------------   ------------
                        Wireless Telecommunication
                        Services - 6.3%                          12,440   Alltel Corp.                                 $    771,280
                                                                 14,900   American Tower Corp. Class A (b)                  580,355
                                                                 13,625   Crown Castle International Corp. (b)              437,771
                                                                 21,000   Dobson Communications Corp. Class A (b)           180,180
                                                                  4,000   Leap Wireless International, Inc. (b)             263,920
                                                                  4,600   NII Holdings, Inc. (b)                            341,228
                                                                 14,600   SBA Communications Corp. Class A (b)              431,430
                                                                 28,400   Sprint Nextel Corp.                               538,464
                                                                                                                       ------------
                                                                                                                          3,544,628
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS IN THE UNITED STATES       43,008,008
                                                                                                                       ------------
                                                                          TOTAL COMMON STOCKS
                                                                          (COST - $37,698,195) - 97.8%                   55,114,722

                                                                FACE
                                                               AMOUNT                  TRUST PREFERRED
                                                            -----------   ------------------------------------------
UNITED STATES - 0.6%    Independent Power Producers &
                        Energy Traders - 0.6%               $   357,550   AES Trust III, 6.75% due 10/15/2029 (e)           354,042
                                                                                                                       ------------
                                                                          TOTAL TRUST PREFERRED
                                                                          (COST -  $218,366) - 0.6%                         354,042
                                                                                                                       ------------

                                                             BENEFICIAL
                                                              INTEREST              SHORT-TERM SECURITIES
                                                            -----------   ------------------------------------------
                                                            $   951,109   BlackRock Liquidity Series, LLC
                                                                          Cash Sweep Series, 5.26% (c)(d)                   951,109
                                                                                                                       ------------
                                                                          TOTAL SHORT-TERM SECURITIES
                                                                          (COST - $951,109) - 1.7%                          951,109
                                                                                                                       ------------
                                                                          TOTAL INVESTMENTS
                                                                          (COST - $38,867,670*)  - 100.1%                56,419,873
                                                                                                                       ------------
                                                                          LIABILITIES IN EXCESS OF OTHER
                                                                          ASSETS - (0.1%)                                   (56,262)
                                                                                                                       ------------
                                                                          NET ASSETS - 100.0%                          $ 56,363,611
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $38,867,670
                                ===========
Gross unrealized appreciation   $17,610,929
Gross unrealized depreciation       (58,726)
                                -----------
Net unrealized appreciation     $17,552,203
                                ===========

(a)  Depositary receipts.

(b)  Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET      INTEREST
AFFILIATE                                             ACTIVITY     INCOME
---------                                           -----------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series   $(1,570,227)   $16,085

(d)  Represents the current yield as of March 31, 2007.

(e)  Convertible security.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

INDUSTRY                                 SHARES HELD   COMMON STOCKS                                             VALUE
--------                                ------------   ---------------------------------------------------   ------------
AEROSPACE & DEFENSE - 4.4%                    83,100   Curtiss-Wright Corp.                                  $  3,202,674
                                             391,900   EDO Corp. (e)                                           10,267,780
                                              56,600   Spirit Aerosystems Holdings, Inc. Class A (a)            1,802,710
                                              86,700   Triumph Group, Inc.                                      4,797,978
                                                                                                             ------------
                                                                                                               20,071,142
                                                                                                             ------------
BIOTECHNOLOGY - 2.4%                         506,200   Angiotech Pharmaceuticals, Inc. (a)(e)                   2,773,976
                                              60,000   Applera Corp. - Celera Genomics Group (a)                  852,000
                                             182,200   Human Genome Sciences, Inc. (a)                          1,934,964
                                             125,400   Maxygen, Inc. (a)                                        1,398,210
                                             162,800   NPS Pharmaceuticals, Inc. (a)                              551,892
                                             302,900   Neurogen Corp. (a)                                       1,968,850
                                             238,700   Vical, Inc. (a)                                          1,150,534
                                                                                                             ------------
                                                                                                               10,630,426
                                                                                                             ------------
CAPITAL MARKETS - 1.7%                        30,800   HFF, Inc. Class A (a)                                      462,000
                                               8,000   KBW, Inc. (a)                                              278,080
                                             119,200   Knight Capital Group, Inc. Class A (a)                   1,888,128
                                             110,600   WP Stewart & Co. Ltd. (e)                                1,113,742
                                             176,500   Waddell & Reed Financial, Inc. Class A (e)               4,115,980
                                                                                                             ------------
                                                                                                                7,857,930
                                                                                                             ------------
CHEMICALS - 0.4%                              67,800   Valspar Corp.                                            1,886,874
                                                                                                             ------------
COMMERCIAL BANKS - 6.5%                       24,300   Banner Corp.                                             1,009,665
                                             153,000   The Colonial BancGroup, Inc. (e)                         3,786,750
                                              34,400   Cullen/Frost Bankers, Inc.                               1,800,152
                                              64,200   First Merchants Corp.                                    1,522,824
                                             272,700   First Midwest Bancorp, Inc.                             10,021,725
                                             111,600   Greater Bay Bancorp                                      3,000,924
                                              33,450   MetroCorp Bancshares, Inc.                                 709,140
                                              32,100   Mid-State Bancshares                                     1,177,749
                                             150,960   Old National Bancorp                                     2,744,453
                                              52,650   Sterling Financial Corp.                                 1,642,154
                                              86,500   Texas Capital Bancshares, Inc. (a)                       1,773,250
                                                                                                             ------------
                                                                                                               29,188,786
                                                                                                             ------------
COMMERCIAL SERVICES &                         42,000   Administaff, Inc.                                        1,478,400
SUPPLIES - 3.4%                              556,600   Allied Waste Industries, Inc. (a)                        7,007,594
                                             148,600   Casella Waste Systems, Inc. (a)                          1,450,336
                                              29,200   Heidrick & Struggles International, Inc. (a)             1,414,740
                                             213,800   Tetra Tech, Inc. (a)                                     4,075,028
                                                                                                             ------------
                                                                                                               15,426,098
                                                                                                             ------------
COMMUNICATIONS EQUIPMENT - 4.6%               54,000   ADC Telecommunications, Inc. (a)                           903,960
                                             753,400   Andrew Corp. (a)(e)                                      7,978,506
                                              36,100   Black Box Corp.                                          1,319,094
                                             740,800   Extreme Networks, Inc. (a)                               3,133,584
                                             633,400   Tellabs, Inc. (a)(e)                                     6,270,660
                                             637,400   Westell Technologies, Inc. Class A (a)                   1,383,158
                                                                                                             ------------
                                                                                                               20,988,962
                                                                                                             ------------
COMPUTERS & PERIPHERALS - 0.8%               158,000   Neoware Systems, Inc. (a)(e)                             1,591,060
                                             126,600   Rackable Systems, Inc. (a)(e)                            2,148,402
                                                                                                             ------------
                                                                                                                3,739,462
                                                                                                             ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

INDUSTRY                                 SHARES HELD   COMMON STOCKS                                             VALUE
--------                                ------------   ---------------------------------------------------   ------------
CONSTRUCTION & ENGINEERING - 0.8%            116,400   Chicago Bridge & Iron Co. NV                          $  3,579,300
                                                                                                             ------------
CONTAINERS & PACKAGING - 1.8%                708,600   Smurfit-Stone Container Corp. (a)                        7,978,836
                                                                                                             ------------
DIVERSIFIED CONSUMER SERVICES - 1.9%         311,800   Corinthian Colleges, Inc. (a)(e)                         4,287,250
                                             192,900   Universal Technical Institute, Inc. (a)(e)               4,452,132
                                                                                                             ------------
                                                                                                                8,739,382
                                                                                                             ------------
DIVERSIFIED TELECOMMUNICATION                  6,300   Aruba Networks, Inc. (a)                                    92,421
SERVICES - 0.0%                               11,700   BigBand Networks, Inc. (a)                                 210,717
                                                                                                             ------------
                                                                                                                  303,138
                                                                                                             ------------
ELECTRICAL EQUIPMENT - 0.4%                  109,200   Global Power Equipment Group, Inc. (a)                     184,548
                                              31,000   Hubbell, Inc. Class B                                    1,495,440
                                                                                                             ------------
                                                                                                                1,679,988
                                                                                                             ------------
ELECTRONIC EQUIPMENT &                       237,000   Ingram Micro, Inc. Class A (a)(e)                        4,576,470
INSTRUMENTS - 1.9%                           111,700   Tech Data Corp. (a)                                      3,999,977
                                                                                                             ------------
                                                                                                                8,576,447
                                                                                                             ------------
ENERGY EQUIPMENT & SERVICES - 4.3%           364,500   Dresser-Rand Group, Inc. (a)                            11,102,670
                                             291,300   Key Energy Services, Inc. (a)                            4,762,755
                                             114,500   Rowan Cos., Inc.                                         3,717,815
                                                                                                             ------------
                                                                                                               19,583,240
                                                                                                             ------------
FOOD & STAPLES RETAILING - 1.5%               67,200   BJ's Wholesale Club, Inc. (a)                            2,273,376
                                             182,300   Casey's General Stores, Inc. (e)                         4,559,323
                                                                                                             ------------
                                                                                                                6,832,699
                                                                                                             ------------
FOOD PRODUCTS - 1.6%                          27,300   The J.M. Smucker Co.                                     1,455,636
                                             195,900   Smithfield Foods, Inc. (a)                               5,867,205
                                                                                                             ------------
                                                                                                                7,322,841
                                                                                                             ------------
HEALTH CARE EQUIPMENT &                      211,000   DexCom, Inc. (a)(e)                                      1,658,460
SUPPLIES - 2.6%                              675,400   OraSure Technologies, Inc. (a)                           4,964,190
                                             235,400   Wright Medical Group, Inc. (a)                           5,247,066
                                                                                                             ------------
                                                                                                               11,869,716
                                                                                                             ------------
HEALTH CARE PROVIDERS &                      338,500   Hooper Holmes, Inc. (a)                                  1,513,095
SERVICES - 0.8%                               55,800   LifePoint Hospitals, Inc. (a)                            2,132,676
                                                                                                             ------------
                                                                                                                3,645,771
                                                                                                             ------------
HEALTH CARE TECHNOLOGY - 1.0%                222,848   Emdeon Corp. (a)                                         3,371,690
                                             218,000   Merge Technologies, Inc. (a)                             1,057,300
                                                                                                             ------------
                                                                                                                4,428,990
                                                                                                             ------------
HOTELS, RESTAURANTS & LEISURE - 1.6%          36,211   Ambassadors Group, Inc.                                  1,203,653
                                              51,600   Ambassadors International, Inc. (e)                      2,380,824
                                              29,400   Isle of Capri Casinos, Inc. (a)                            753,228
                                              97,800   O'Charleys, Inc. (a)                                     1,886,562
                                              28,800   Red Robin Gourmet Burgers, Inc. (a)                      1,118,016
                                                                                                             ------------
                                                                                                                7,342,283
                                                                                                             ------------
HOUSEHOLD DURABLES - 0.9%                    248,000   Furniture Brands International, Inc. (e)                 3,913,440
                                                                                                             ------------
IT SERVICES - 2.2%                           551,100   The BISYS Group, Inc. (a)(e)                             6,315,606
                                             294,600   BearingPoint, Inc. (a)                                   2,256,636
                                             233,100   Sapient Corp. (a)                                        1,599,066
                                                                                                             ------------
                                                                                                               10,171,308
                                                                                                             ------------
INSURANCE - 4.4%                              10,500   American National Insurance Co.                          1,343,265
                                             539,100   Conseco, Inc. (a)(e)                                     9,326,430

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

INDUSTRY                                 SHARES HELD   COMMON STOCKS                                             VALUE
--------                                ------------   ---------------------------------------------------   ------------
                                              90,600   HCC Insurance Holdings, Inc.                          $  2,790,480
                                              67,200   Harleysville Group, Inc.                                 2,183,328
                                              72,000   IPC Holdings, Ltd.                                       2,077,200
                                             117,400   Presidential Life Corp.                                  2,315,128
                                                                                                             ------------
                                                                                                               20,035,831
                                                                                                             ------------
INTERNET SOFTWARE & SERVICES - 2.0%          596,400   CNET Networks, Inc. (a)(e)                               5,194,644
                                             535,100   webMethods, Inc. (a)(e)                                  3,847,369
                                                                                                             ------------
                                                                                                                9,042,013
                                                                                                             ------------
LEISURE EQUIPMENT & PRODUCTS - 0.5%           65,700   Brunswick Corp.                                          2,092,545
                                                                                                             ------------
LIFE SCIENCES TOOLS & SERVICES - 0.6%         39,700   Affymetrix, Inc. (a)                                     1,193,779
                                             105,200   Exelixis, Inc. (a)                                       1,045,688
                                              21,200   Illumina, Inc. (a)                                         621,160
                                                                                                             ------------
                                                                                                                2,860,627
                                                                                                             ------------
MACHINERY - 3.2%                             359,200   Timken Co.                                              10,887,352
                                             225,600   Wabash National Corp.                                    3,478,752
                                                                                                             ------------
                                                                                                               14,366,104
                                                                                                             ------------
MEDIA - 3.4%                                 164,900   Harte-Hanks, Inc.                                        4,549,591
                                             172,900   Playboy Enterprises, Inc. Class B (a)                    1,779,141
                                               9,500   Scholastic Corp. (a)                                       295,450
                                             517,800   Valassis Communications, Inc. (a)(e)                     8,900,982
                                                                                                             ------------
                                                                                                               15,525,164
                                                                                                             ------------
METALS & MINING - 1.4%                        55,300   Reliance Steel & Aluminum Co.                            2,676,520
                                              85,100   Steel Dynamics, Inc.                                     3,676,320
                                                                                                             ------------
                                                                                                                6,352,840
                                                                                                             ------------
MULTI-UTILITIES - 1.4%                       106,800   OGE Energy Corp.                                         4,143,840
                                              74,900   Puget Energy, Inc.                                       1,923,432
                                                                                                             ------------
                                                                                                                6,067,272
                                                                                                             ------------
OIL, GAS & CONSUMABLE FUELS - 4.4%            67,400   Cabot Oil & Gas Corp. Class A                            4,537,368
                                             340,600   Denbury Resources, Inc. (a)                             10,146,474
                                              34,400   Forest Oil Corp. (a)                                     1,147,928
                                              94,400   Plains Exploration & Production Co. (a)                  4,261,216
                                                                                                             ------------
                                                                                                               20,092,986
                                                                                                             ------------
PAPER & FOREST PRODUCTS - 0.1%                11,500   Neenah Paper, Inc.                                         457,010
                                                                                                             ------------
PHARMACEUTICALS - 1.9%                       277,100   Medicis Pharmaceutical Corp. Class A (e)                 8,540,222
                                                                                                             ------------
REAL ESTATE INVESTMENT TRUSTS                 18,700   Alexandria Real Estate Equities, Inc.                    1,876,919
(REITS) - 6.5%                                78,600   Brandywine Realty Trust (e)                              2,626,026
                                             589,600   Crescent Real Estate EQT Co. (e)                        11,827,376
                                             122,600   FelCor Lodging Trust, Inc.                               3,183,922
                                             140,500   Friedman Billings Ramsey Group, Inc. Class A (e)           775,560
                                              49,100   Healthcare Realty Trust, Inc.                            1,831,430
                                             219,000   Lexington Corporate Properties Trust (e)                 4,627,470
                                               8,700   Newcastle Investment Corp.                                 241,251
                                              61,600   Omega Healthcare Investors, Inc.                         1,056,440
                                              30,900   Rayonier, Inc.                                           1,328,700
                                                                                                             ------------
                                                                                                               29,375,094
                                                                                                             ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

INDUSTRY                                 SHARES HELD   COMMON STOCKS                                             VALUE
--------                                ------------   ---------------------------------------------------   ------------
ROAD & RAIL - 1.0%                           113,800   Marten Transport Ltd. (a)                             $  1,807,144
                                              63,950   US Xpress Enterprises, Inc. Class A (a)                  1,103,777
                                              92,200   Vitran Corp., Inc. (a)                                   1,811,730
                                                                                                             ------------
                                                                                                                4,722,651
                                                                                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR               136,700   Cree, Inc. (a)(e)                                        2,250,082
EQUIPMENT - 2.2%                             244,300   Genesis Microchip, Inc. (a)                              2,269,547
                                             201,300   Mattson Technology, Inc. (a)                             1,831,830
                                             218,700   Zoran Corp. (a)                                          3,722,274
                                                                                                             ------------
                                                                                                               10,073,733
                                                                                                             ------------
SOFTWARE - 5.2%                              653,000   Agile Software Corp. (a)                                 4,538,350
                                             268,800   Bottomline Technologies, Inc. (a)                        2,929,920
                                              23,200   Glu Mobile, Inc. (a)                                       232,000
                                              82,700   Informatica Corp. (a)                                    1,110,661
                                             510,100   InterVoice, Inc. (a)                                     3,387,064
                                             923,200   Novell, Inc. (a)                                         6,665,504
                                             124,600   TIBCO Software, Inc. (a)                                 1,061,592
                                             364,500   Wind River Systems, Inc. (a)(e)                          3,623,130
                                                                                                             ------------
                                                                                                               23,548,221
                                                                                                             ------------
SPECIALTY RETAIL - 3.3%                      363,400   Foot Locker, Inc. (e)                                    8,558,070
                                             192,800   RadioShack Corp. (e)                                     5,211,384
                                              45,700   Talbots, Inc.                                            1,079,434
                                                                                                             ------------
                                                                                                               14,848,888
                                                                                                             ------------
TEXTILES, APPAREL & LUXURY                    91,400   Jones Apparel Group, Inc.                                2,808,722
GOODS - 0.6%
                                                                                                             ------------
THRIFTS & MORTGAGE FINANCE - 3.5%             45,100   Anchor Bancorp Wisconsin, Inc.                           1,278,585
                                              92,600   Dime Community Bancshares, Inc.                          1,225,098
                                              15,300   FirstFed Financial Corp. (a)                               869,499
                                             104,500   Franklin Bank Corp. (a)(e)                               1,867,415
                                              32,200   The PMI Group, Inc.                                      1,456,084
                                             185,500   Webster Financial Corp. (e)                              8,905,855
                                                                                                             ------------
                                                                                                               15,602,536
                                                                                                             ------------
TRADING COMPANIES &
DISTRIBUTORS - 1.2%                          196,900   United Rentals, Inc. (a)(e)                              5,414,750
                                                                                                             ------------
                                                       TOTAL COMMON STOCKS
                                                       (COST - $410,086,226) - 94.3%                          427,584,268
                                                                                                             ------------
                                                       EXCHANGE-TRADED FUNDS

                                              10,100   iShares Dow Jones US Real Estate Index Fund (e)            861,025
                                              75,200   iShares Russell 2000 Index Fund (e)                      5,975,392
                                             105,700   iShares Russell Microcap Index Fund (e)                  6,216,217
                                              69,600   iShares S&P SmallCap 600/BARRA Value Index Fund (e)      5,339,016
                                              49,000   PowerShares Zacks Micro Cap Portfolio                      891,800
                                               9,000   streetTRACKS(R) Gold Trust (a)                             591,840
                                                                                                             ------------
                                                       TOTAL EXCHANGE -TRADED FUNDS
                                                       (COST - $18,236,798) - 4.4%                             19,875,290
                                                                                                             ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                         BENEFICIAL
                                          INTEREST     SHORT-TERM SECURITIES                                     VALUE
                                        ------------   ---------------------------------------------------   ------------
                                        $  1,944,305   BlackRock Liquidity Series, LLC
                                                       Cash Sweep Series 5.26% (b)(c)                        $  1,944,305
                                         101,230,100   BlackRock Liquidity Series, LLC
                                                       Money Market Series, 5.33% (b)(c)(d)                   101,230,100
                                                                                                             ------------
                                                       TOTAL SHORT-TERM SECURITIES
                                                       (COST - $103,174,405) - 22.8%                          103,174,405
                                                                                                             ------------
                                                       TOTAL INVESTMENTS (COST - $531,497,429*) - 121.5%      550,633,963
                                                       LIABILITIES IN EXCESS OF OTHER ASSETS - (21.5%)        (97,370,453)
                                                                                                             ------------
                                                       NET ASSETS - 100.0%                                   $453,263,510
                                                                                                             ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $534,756,431
                                ============
Gross unrealized appreciation   $ 40,599,291
Gross unrealized depreciation    (24,721,759)
                                ------------
Net unrealized appreciation     $ 15,877,532
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                      NET       INTEREST
AFFILIATE                           ACTIVITY     INCOME
---------                         -----------   --------
BlackRock Liquidity Series, LLC
   Cash Sweep Series              $   478,404    $46,865
BlackRock Liquidity Series, LLC
   Money Market Series            $21,172,200    $32,352

(c)  Represents the current yield as of March 31, 2007.

(d)  Security was purchased with the cash proceeds from securities loans.

(e)  Security, or a portion of security, is on loan.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Variable Series Funds,
    Inc.

Date: May 21, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Variable Series Funds,
    Inc.

Date:  May 21, 2007


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Variable Series Funds,
    Inc.

Date: May 21, 2007